                                                          OMB APPROVAL
                                                 OMB Number: 3235-0578
                                                 Expires: February 28, 2006
                                                 Estimated average burden hours
                                                 per response........20.00

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06557

                               STI Classic Funds
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

           101 Federal Street Boston, MA              02110
--------------------------------------------------------------------------------
      (Address of principal executive offices)      (Zip code)

           BISYS Fund Services, 3435 Stelzer Road Columbus, Ohio 43219
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 614-470-8000

Date of fiscal year end: 5/31/05

Date of reporting period: 8/31/04

      Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

      A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C.
Section 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

      File the schedules as of the close of the reporting period as set forth in Sections 210.12-12 - 12-14 of Regulation S-X [17 CFR 210.12-12 - 12-14]. The
schedules need not be audited.

STI CLASSIC EQUITY FUNDS
AGGRESSIVE GROWTH STOCK FUND
Schedule of Portfolio Investments
August 31, 2004
(Unaudited)
(Amounts in thousands, except shares)

                                                       SHARES
                                                         OR
                                                     PRINCIPAL
                                                       AMOUNT                   VALUE
                                                     -----------             -----------
COMMON STOCKS(98.2%)
Align Technology, Inc. *                                  22,300             $       342
Apple Computer, Inc. *                                     6,500                     224
Avaya, Inc. *                                             10,900                     132
Avon Products, Inc.                                       27,900                   1,233
Best Buy Co., Inc.                                        14,100                     656
Biomet, Inc.                                               8,300                     379
Biosite, Inc. *                                           10,800                     511
BlackRock, Inc., Class A                                   7,400                     541
Broadcom Corp. *                                          10,700                     290
Capital One Financial Corp.                               21,400                   1,450
Cephalon, Inc. *                                          17,700                     832
CNET Networks, Inc. *                                     42,900                     349
Coach, Inc. *                                             18,700                     788
Cognizant Technology Solutions Corp.,                     59,400                   1,629
Class A *

Dell, Inc. *                                              22,000                     766
eBay, Inc. *                                              20,900                   1,808
eResearch Technology, Inc. *                              25,150                     506
Flextronics International LTD. *                         101,100                   1,255
Forest Labratories, Inc. *                                22,500                   1,032
Genentech, Inc. *                                         11,600                     566
Gilead Sciences, Inc. *                                   16,900                   1,167
IAC/InteractiveCorp *                                     37,200                     849
Intel Corp.                                               39,700                     845
Investors Financial Services Corp.                        32,900                   1,526
Johnson & Johnson                                         12,200                     709
Juniper Networks, Inc. *                                  19,000                     435
KLA-Tencor Corp. *                                        12,500                     467
Kyphon, Inc. *                                             7,900                     176
Martek Biosciences Corp. *                                11,100                     593
Medicis Pharmaceutical Corp., Class A                     11,500                     421

Nextel Communications, Inc. *                             24,400                     566
Omnicom Group, Inc.                                        9,200                     633
Paychex, Inc.                                             20,100                     596
Pfizer, Inc.                                              18,700                     611
QUALCOMM, Inc.                                            45,800                   1,744
SLM Corp.                                                 19,200                     749
Sohu.com, Inc. *                                          14,900                     221
Starbucks Corp. *                                         33,500                   1,448
Tiffany & Co.                                             10,100                     313
Univision Communications, Inc., Class                     18,500                     611
A *
UTStarcom, Inc. *                                         43,100                     667
Walt Disney Co. Ltd., (The)                               29,400                     660
Whole Foods Market, Inc.                                  10,000                     777
Wright Medical Group, Inc. *                              18,400                     497


Yahoo!, Inc. *                                            57,000                   1,625
                                                                             -----------
TOTAL COMMON STOCKS (COST $35,921)                                                34,195
                                                                             -----------

REPURCHASE AGREEMENTS(3.2%)

Merrill Lynch                                              1,119                   1,119
                                                                             -----------
1.515%, dated 08/31/04, to be
repurchased on 09/01/04, repurchase price
$1,119,454 (collateralized by FNMA
obligations; total market value $ 1,143,713)

TOTAL REPURCHASE AGREEMENTS (COST $1,119)                                          1,119
                                                                             -----------

TOTAL INVESTMENTS (COST $37,040) (c) - 101.4                                      35,314
LIABILITIES IN EXCESS OF OTHER ASSETS -(1.4)%                                       (474)
                                                                             -----------
NET ASSETS -100.0%                                                           $    34,840
                                                                             ===========

------------
SEE NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS.

STI CLASSIC EQUITY FUNDS
BALANCED FUND
Schedule of Portfolio Investments
August 31, 2004
(Unaudited)
(Amounts in thousands, except shares)

                                                       SHARES
                                                         OR
                                                     PRINCIPAL
                                                       AMOUNT                   VALUE
                                                     -----------             -----------
COMMON STOCKS(46.4%)
3M Co.                                                    24,000             $     1,977
Agilent Technologies, Inc. *                              52,200                   1,070
Air Products & Chemicals, Inc.                            22,400                   1,173
Amdocs Ltd. *                                             78,900                   1,586
American Express Co.                                      80,100                   4,006
American International Group, Inc.                        51,500                   3,669
Anadarko Petroleum Corp.                                  38,200                   2,262
Applied Materials, Inc. *                                147,500                   2,343
Avon Products, Inc.                                       51,000                   2,253
Bank of New York Co., Inc. (The)                          48,400                   1,442
Bed Bath & Beyond, Inc. *                                 67,100                   2,511
Biomet, Inc.                                              67,700                   3,091
Boston Scientific Corp. *                                 79,800                   2,851
Cadence Design Systems, Inc. *                            73,500                     914
CDW Corp.                                                 20,200                   1,182
Chubb Corp., (The)                                        39,000                   2,652
Cisco Systems, Inc. *                                     57,000                   1,069
Citigroup, Inc.                                           76,000                   3,540
Comerica, Inc.                                            18,700                   1,125
Danaher Corp.                                             33,400                   1,717
Deere & Co.                                               36,600                   2,316
Dell, Inc. *                                              29,200                   1,017
Dover Corp.                                               33,200                   1,253
Duke Energy Corp.                                         64,700                   1,432
EMC Corp. *                                               87,700                     945
Emerson Electric Co.                                      41,500                   2,583
Exxon Mobil Corp.                                         97,900                   4,513
Freddie Mac                                               38,900                   2,611
General Dynamics Corp.                                    18,700                   1,826
General Electric Co.                                      74,500                   2,443
Gillette Co., (The)                                       66,000                   2,805
Goldman Sachs Group, Inc., (The)                          23,100                   2,071
Home Depot, Inc. (The)                                    67,600                   2,471
Illinois Tool Works, Inc.                                 17,700                   1,616
Intel Corp.                                               88,700                   1,888
Johnson & Johnson                                         56,000                   3,254
Kimberly-Clark Corp.                                      36,100                   2,408
Kohl's Corp. *                                            20,800                   1,029
L-3 Communications Holdings, Inc.                         29,200                   1,829
Lexmark International, Inc., Class A *                    25,100                   2,220
Lowe's Cos., Inc.                                         29,000                   1,441
Marriott International, Inc., Class A                     32,000                   1,518
Medtronic, Inc.                                           47,200                   2,348
MGIC Investment Corp.                                     37,400                   2,553
Microchip Technology, Inc.                                48,300                   1,275
Microsoft Corp.                                          164,500                   4,490
Morgan Stanley                                            32,000                   1,623
Northrop Grumman Corp.                                    47,600                   2,459
Oracle Corp. *                                           149,000                   1,486

Parker Hannifin Corp.                                     54,000                   2,935
PeopleSoft, Inc. *                                        66,200                   1,152
Pfizer, Inc.                                             100,000                   3,267
Procter & Gamble Co., (The)                               43,200                   2,418
Southwest Airlines Co.                                    99,700                   1,478
St. Jude Medical, Inc. *                                  40,700                   2,737
Staples, Inc.                                             56,500                   1,620
State Street Corp.                                        32,500                   1,467
Stryker Corp.                                             46,800                   2,120
Target Corp.                                              60,000                   2,675
Tellabs, Inc. *                                          239,000                   2,168
Time Warner, Inc. *                                      189,500                   3,099
United Parcel Service, Inc., Class B                      35,000                   2,557
VERITAS Software Corp. *                                  49,500                     828
Walgreen Co.                                              80,000                   2,916
Walt Disney Co. Ltd., (The)                              145,000                   3,256
Wells Fargo & Co.                                         48,000                   2,820
XL Capital Ltd., Class A                                  18,300                   1,285
                                                                                 -------
TOTAL COMMON STOCKS (COST $135,571)                                              144,954
                                                                                 -------

CORPORATE BONDS(18.3%)
American Honda Finance Corp.,                        $       540                     543
3.850%, 11/06/08 (g)
American Standard Cos., Inc., 7.625%,                        555                     631
02/15/10
Anthem Insurance, Inc., 9.000%,                              440                     605
04/01/27 (g)
Bank of America Corp., 7.400%,                             1,225                   1,427
01/15/11
Bank One Corp., 7.625%, 08/01/05                             585                     613
Barrick Gold Finance, Inc., 7.500%,                          225                     249
05/01/07
Berkshire Hathaway Finance, 3.375%,                        1,195                   1,187
10/15/08
Calenergy Co., Inc., 7.520%, 09/15/08                        405                     457
Capital One Bank, 5.125%, 02/15/14                           900                     889
Carolina Power & Light Co., 6.500%,                          210                     233
07/15/12
CenterPoint Energy Resources, Ser B,                         765                     901
7.875%, 04/01/13
Cincinnati Gas & Electric Co., 5.700%,                       270                     285
09/15/12
CIT Group, Inc., 5.750%, 09/25/07                            470                     501
CIT Group, Inc., 5.500%, 11/30/07                            345                     366
Citigroup, Inc., 5.125%, 05/05/14                            685                     701
Citigroup, Inc., 5.875%, 02/22/33                            630                     624
Codelco, Inc., 5.500%, 10/15/13 (g)                          720                     753
Comcast Cable Communications, Inc.,                        1,120                   1,264
7.125%, 06/15/13
Commonwealth Edison Co. Financing                            360                     361
III, 6.350%, 03/15/33
Credit Suisse First Boston USA, Inc.,                        615                     683
6.500%, 01/15/12
Daimler Chrysler NA Holdings, 8.500%,                        315                     384
 01/18/31
Devon Financing Corp. ULC, 7.875%,                           755                     911
09/30/31
Dial Corp., 7.000%, 08/15/06                                 585                     629
Dominion Resources Capital Trust III,                        470                     567
8.400%, 01/15/31

Dominion Resources, Inc., Ser B,                             405                     423
7.625%, 07/15/05
Entergy Gulf States, Inc., 5.200%,                           110                     111
12/03/07, Callable 12/1/04 @ 100
Exelon Generation Co., LLC, 6.950%,                          135                     152
06/15/11
FedEx Corp., 3.500%, 04/01/09                                900                     884
First Union Corp., 7.550%, 08/18/05                          630                     660
Florida Power & Light Co., 6.875%,                           125                     132
12/01/05
Ford Motor Co., 7.450%, 07/16/31                           2,275                   2,232
Fund American Cos., Inc., 5.875%,                            710                     724
05/15/13
General Electric Co., 5.000%,                              2,555                   2,629
02/01/13
General Motors Corp., 8.375%,                                905                     962
07/15/33
Gillette Co., 3.750%, 12/01/04 (g)                           270                     271
Golden West Financial Corp., 4.125%,                         725                     742
08/15/07
Goldman Sachs Capital I, 6.345%,                             540                     540
02/15/34
Goldman Sachs Group, Inc., 3.875%,                           535                     536
01/15/09
Goldman Sachs Group, Inc., 4.750%,                           585                     574
07/15/13
GTECH Holdings Corp., 4.750%,                                270                     272
10/15/10
Harley-Davidson, Inc., 3.625%,                               405                     404
12/15/08 (g)
HCA, Inc., 7.875%, 02/01/11                                  675                     764
Household Finance Corp., 6.375%,                             990                   1,096
11/27/12
Household Finance Corp., 7.625%,                             180                     220
05/17/32
Inco Ltd., 7.750%, 05/15/12                                1,030                   1,205
International Lease Finance Corp.,                         1,060                   1,089
4.750%, 07/01/09
J.P. Morgan Chase & Co., 6.625%,                           1,585                   1,770
03/15/12
John Deere Capital Corp., 3.900%,                            315                     320
01/15/08
Johnson & Johnson, 8.720%, 11/01/24,                         540                     569
(callable 11/01/04 @ 104.36)
K N Capital Trust III, 7.630%,                               575                     628
04/15/28
K N Energy, Inc., 7.250%, 03/01/28                           270                     298
Lennar Corp., 5.950%, 03/01/13                               315                     331
Marriot International, Inc., Ser C,                          135                     157
7.875%, 09/15/09
MBNA Corp., Ser B, MTN, 7.500%,                              315                     364
03/15/12
Merrill Lynch & Co., Inc., 3.700%,                           245                     246
04/21/08
MetLife, Inc., 5.250%, 12/01/06                              360                     378
Miller Brewing Co., 4.250%, 08/15/08                         540                     549
(g)
Monumental Global Funding, 5.200%,                           900                     949
01/30/07 (g)

Morgan Stanley, 5.300%, 03/01/13                           1,310                   1,344
Motiva Enterprises LLC, 5.200%,                              305                     313
09/15/12 (g)
Natexis AMBS Co. LLC, 8.243%,                                585                     678
12/29/49 (g), (f)
NCR Corp., 7.125%, 06/15/09                                  200                     223
News America Holdings, Inc., 9.250%,                         540                     695
02/01/13
Oncor Electric Delivery, 7.000%,                             315                     356
05/01/32
Pacific Gas & Electric Co., 6.050%,                        1,025                   1,028
03/01/34
Packaging Corp. of America, 5.750%,                          405                     415
08/01/13
Pennzoil Co., 10.250%, 11/01/05                               90                      97
Phillips Petroleum Co., 6.375%,                              675                     748
03/30/09
Phillips Petroleum Co., 8.750%,                              525                     647
05/25/10
Powergen US Funding LLC, 4.500%,                             360                     361
10/15/04
Prudential Financial, Inc., MTN,                             325                     328
3.750%, 05/01/08
Pulte Homes, Inc., 4.875%, 07/15/09                          495                     504
R.R. Donnelley & Sons Co., 3.750%,                           630                     620
04/01/09 (g)
SBC Communications, Inc., 5.625%,                            100                     101
06/15/16
SBC Communications, Inc., 6.450%,                            565                     573
06/15/34
Sempra Energy, 4.750%, 05/15/09                              405                     418
Simon Property Group LP, 6.375%,                             235                     255
11/15/07
Socgen Real Estate LLC, 7.640%,                              315                     352
09/30/07 (g), (f)
Sprint Capital Corp., 8.750%,                              1,030                   1,304
03/15/32
TELUS Corp., 8.000%, 06/01/11                                495                     576
Time Warner, Inc., 6.750%, 04/15/11                          355                     393
Time Warner, Inc., 7.625%, 04/15/31                          495                     565
TXU Energy Co., 7.000%, 03/15/13                             495                     555
Univision Communications, Inc.,                              360                     423
7.850%, 07/15/11
Valero Energy Corp., 7.500%,                                 270                     313
04/15/32
Waste Management, Inc., 6.500%,                              630                     693
11/15/08
WellPoint Health Network, Inc.,                              405                     429
6.375%, 06/15/06
Wells Fargo & Co., 4.800%, 07/29/05                          205                     210
Westar Energy, Inc., 7.875%, 05/01/07                        630                     700
Westar Energy, Inc., 6.000%, 07/01/14                        450                     479
Weyerhaeuser Co., 6.750%, 03/15/12                           405                     453
Weyerhaeuser Co., 7.375%, 03/15/32                           270                     310
XTO Energy, Inc., 6.250%, 04/15/13                           630                     683
                                                                                  ------
TOTAL CORPORATE BONDS (COST $55,920)                                              57,087
                                                                                  ------

FOREIGN BOND(1.7%)
BP Capital Markets PLC, 4.000%,                              755                     764
04/29/05
British Sky Broadcasting Group,                              675                     743
6.875%, 02/23/09
Deutsche Telekom International Finance,                      360                     499
9.250%, 06/01/32
Royal Bank of Scotland Group PLC,                            495                     582
7.648%, 09/30/31 (f)
Tyco International Group SA, 6.000%,                         505                     541
11/15/13
Tyco International Group SA, 6.875%,                         495                     546
01/15/29
United Mexican States, MTN, 8.300%,                        1,060                   1,215
08/15/31
Verizon Global Funding Corp., 7.750%,                        420                     497
                                                                             -----------
12/01/30
TOTAL FOREIGN BOND (COST $5,235)                                                   5,387
                                                                             -----------
U.S. GOVERNMENT AGENCIES(2.3%)
FANNIE MAE (0.7%)
5.500%, 10/01/23                                           2,110                   2,172
                                                                             -----------
GINNIE MAE                                                                          (1.6%)
8.500%, 04/15/31                                             601                     657
8.000%, 08/15/31                                             804                     878
8.000%, 09/15/31                                             851                     930
6.000%, 12/15/31                                           2,328                   2,426
                                                                             -----------
                                                                                   4,891
                                                                             -----------
TOTAL U.S. GOVERNMENT AGENCIES (COST $6,845)                                       7,063
                                                                             -----------

U.S. TREASURY OBLIGATIONS(25.2%)
U.S. TREASURY BONDS(6.2%)
5.375%, 02/15/31                                          18,250                  19,431
                                                                             -----------
U.S. TREASURY INFLATION PROTECTED BONDS(3.3%)
1.875%, 07/15/13                                           9,685                  10,149
                                                                             -----------
U.S. TREASURY NOTES(15.7%)
1.875%, 09/30/04                                          10,000                  10,004
2.125%, 10/31/04                                          20,210                  20,232
2.000%, 11/30/04                                          11,980                  11,994
3.875%, 02/15/13                                           6,895                   6,844
                                                                             -----------
                                                                                  49,074
                                                                             -----------
TOTAL U.S. TREASURY OBLIGATIONS (COST $77,778)                                    78,654
                                                                             -----------

REPURCHASE AGREEMENT(5.7%)
Deutsche Bank                                             17,818                  17,818
                                                                             -----------
1.495%, dated 08/31/04, to be repurchased
 on 09/01/04, repurchase price
$17,818,281(collateralized by U.S.
Treasury Notes; total market value
$18,125,590)

TOTAL REPURCHASE AGREEMENT (COST $17,818)                                         17,818
                                                                             -----------

TOTAL INVESTMENTS (COST $299,167) (c)-99 6%                                      310,963
OTHER ASSETS IN EXCESS OF LIABILITIES-0.4%                                         1,100
                                                                             -----------
NET ASSETS-100.0%                                                            $   312,063
                                                                             ===========

--------------

SEE NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS.

STI CLASSIC EQUITY FUNDS
CAPITAL APPRECIATION FUND
Schedule of Portfolio Investments
August 31, 2004
(Unaudited)
(Amounts in thousands, except shares)

                                                       SHARES
                                                         OR
                                                     PRINCIPAL
                                                       AMOUNT                   VALUE
                                                     -----------             -----------
COMMON STOCKS(94.0%)
3M Co.                                                   260,000             $    21,414
Agilent Technologies, Inc. *                             540,200                  11,074
Air Products & Chemicals, Inc.                           247,300                  12,954
Amdocs Ltd. *                                            902,000                  18,130
American Express Co.                                     843,300                  42,182
American International Group, Inc.                       523,000                  37,259
Anadarko Petroleum Corp.                                 464,300                  27,496
Applied Materials, Inc. *                              1,547,200                  24,585
Avon Products, Inc.                                      657,200                  29,035
Bank of New York Co., Inc. (The)                         506,500                  15,094
Bed Bath & Beyond, Inc. *                                541,500                  20,263
Biomet, Inc.                                             745,800                  34,046
Boston Scientific Corp. *                                827,300                  29,559
Cadence Design Systems, Inc. *                           803,900                   9,992
CDW Corp.                                                193,600                  11,326
Chubb Corp., (The)                                       438,200                  29,802
Cisco Systems, Inc. *                                    616,000                  11,556
Citigroup, Inc.                                          719,000                  33,491
Comerica, Inc.                                           269,700                  16,222
Danaher Corp.                                            386,600                  19,879
Deere & Co.                                              410,400                  25,966
Dell, Inc. *                                             318,500                  11,097
Dover Corp.                                              361,000                  13,621
EMC Corp. *                                            1,170,800                  12,610
Emerson Electric Co.                                     444,800                  27,689
Exxon Mobil Corp.                                      1,156,500                  53,314
Freddie Mac                                              421,000                  28,258
General Dynamics Corp.                                   222,600                  21,735
General Electric Co.                                     910,300                  29,849
Gillette Co., (The)                                      821,100                  34,896
Goldman Sachs Group, Inc., (The)                         256,300                  22,977
Harley-Davidson, Inc.                                    197,000                  12,021
Home Depot, Inc. (The)                                   867,000                  31,698
Illinois Tool Works, Inc.                                221,200                  20,193
Intel Corp.                                            1,038,700                  22,114
Johnson & Johnson                                        550,400                  31,978
Kimberly-Clark Corp.                                     386,700                  25,793
Kohl's Corp. *                                           264,700                  13,097
L-3 Communications Holdings, Inc.                        317,100                  19,863
Lexmark International, Inc., Class A *                   306,500                  27,110
Lowe's Cos., Inc.                                        314,900                  15,651
Marriott International, Inc., Class A                    441,500                  20,949
Medtronic, Inc.                                          528,600                  26,298
MGIC Investment Corp.                                    416,100                  28,407
Microchip Technology, Inc.                               527,100                  13,910
Microsoft Corp.                                        1,679,700                  45,856
Morgan Stanley                                           325,000                  16,487
Northrop Grumman Corp.                                   536,000                  27,684
Oracle Corp. *                                         1,333,300                  13,293

Parker Hannifin Corp.                                    453,000                  24,630
PeopleSoft, Inc. *                                       724,600                  12,608
Pfizer, Inc.                                           1,226,800                  40,080
Procter & Gamble Co., (The)                              498,600                  27,907
Southwest Airlines Co.                                 1,195,100                  17,711
St. Jude Medical, Inc. *                                 440,700                  29,637
Staples, Inc.                                            611,800                  17,546
State Street Corp.                                       352,000                  15,889
Stryker Corp.                                            592,400                  26,836
Target Corp.                                             781,500                  34,839
Tellabs, Inc. * (h)                                    2,551,100                  23,138
Time Warner, Inc. *                                    2,132,300                  34,863
United Parcel Service, Inc., Class B                     300,000                  21,915
VERITAS Software Corp. *                                 628,000                  10,500
Walgreen Co.                                             758,600                  27,651
Walt Disney Co. Ltd., (The)                            1,543,800                  34,658
Wells Fargo & Co.                                        518,200                  30,444
XL Capital Ltd., Class A                                 220,000                  15,444
                                                                             -----------
TOTAL COMMON STOCKS (COST $1,519,802)                                          1,596,069
                                                                             -----------

REPURCHASE AGREEMENTS(6.0%)
Bear Stearns                                         $    84,992                  84,992
1.505%, dated 8/31/04, to be repurchased
on 09/01/04, repurchase price $84,995,518
 (collateralized by FNMA obligations;
total market value $86,695,221)
Salomon Smith Barney                                      17,050                  17,050
                                                                             -----------
1.505%, dated 8/31/04, to be repurchased
on 09/01/04, repurchase price $17,050,665
 (collateralized by FNMA obligations;
total market value $17,449,954)

TOTAL REPURCHASE AGREEMENTS (COST $102,042)                                      102,042
                                                                             -----------

SHORT-TERM INVESTMENT(0.0%)
Boston Global Investment Trust -                         564,250                     564
                                                                             -----------
Enhanced Portfolio (m)

TOTAL SHORT-TERM INVESTMENT (COST $564)                                              564
                                                                             -----------

TOTAL INVESTMENTS (COST $1,622,408) (c)-100.0%                                 1,698,675
LIABILITIES IN EXCESS OF OTHER ASSETS-0.0%                                          (439)
                                                                             -----------
NET ASSETS-100.0%                                                            $ 1,698,236
                                                                             ===========

------------
SEE NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS.

STI CLASSIC EQUITY FUNDS
EMERGING GROWTH STOCK FUND
Schedule of Portfolio Investments
August 31, 2004
(Unaudited)
(Amounts in thousands, except shares)

                                                       SHARES
                                                         OR
                                                     PRINCIPAL
                                                       AMOUNT                   VALUE
                                                     -----------             -----------
COMMON STOCKS (99.5%)
Affiliated Managers Group, Inc. *                         10,600             $       520
AirTran Holdings, Inc. *                                  28,100                     341
Akamai Technologies, Inc. *                               11,200                     151
Align Technology, Inc. *                                  24,300                     372
Apple Computer, Inc. *                                    11,400                     393
aQuantive, Inc. *                                         38,300                     332
Biosite, Inc. *                                            8,100                     384
BlackRock, Inc., Class A                                   8,000                     584
Blue Nile, Inc. *                                         19,800                     516
Cephalon, Inc. *                                          10,000                     470
Closure Medical Corp. *                                   16,500                     311
CNET Networks, Inc. *                                     46,500                     378
Coach, Inc. *                                              8,100                     341
Cognizant Technology Solutions Corp.,                     17,100                     469
Class A *
Corporate Executive Board Co. (The)                        5,400                     318
Crown Castle International Corp. *                        26,900                     385
Dick's Sporting Goods, Inc. *                             16,100                     521
Educational Management Corp. *                            10,200                     296
eResearch Technology, Inc. *                              25,700                     517
Euronet Worldwide, Inc. *                                 16,700                     293
F5 Networks, Inc. *                                        7,300                     179
Getty Images, Inc. *                                       3,400                     189
InfoSpace, Inc. *                                          4,200                     160
Investors Financial Services Corp.                         9,800                     455
Juniper Networks, Inc. *                                  14,500                     332
Kyphon, Inc. *                                            14,900                     333
Martek Biosciences Corp. *                                 9,600                     513
Medicis Pharmaceutical Corp., Class A                     14,500                     531
Netflix, Inc. *                                           17,500                     244
Neurocrine Biosciences, Inc. *                             5,400                     269
Nextel Partners, Inc., Class A *                          18,700                     270
Portfolio Recovery Assocciates, Inc. *                    18,700                     536
Sohu.com, Inc. *                                          16,100                     239
Univision Communications, Inc., Class                      4,200                     139
A *
Urban Outfitters, Inc. *                                  18,500                     561
UTStarcom, Inc. *                                         23,600                     365
ViaSat, Inc. *                                            25,700                     509
Whole Foods Market, Inc.                                   8,700                     676
Wright Medical Group, Inc. *                              21,400                     577
                                                                             -----------
TOTAL COMMON STOCKS (COST $16,133)                                                14,969
                                                                             -----------

REPURCHASE AGREEMENT(4.0%)
Merrill Lynch
  1.515%, dated 08/31/04,                            $       595                     595
                                                                             -----------

to be repurchased on 09/01/04, repurchase
price $595,307 (collateralized by FNMA
obligations; total market value
$608,950)

TOTAL REPURCHASE AGREEMENT (COST $595)                                               595
                                                                             -----------

TOTAL INVESTMENTS (COST $16,728) (c)-103.5%                                       15,564
LIABILITIES IN EXCESS OF OTHER ASSETS-(3.5)%                                        (524)
                                                                             -----------
NET ASSETS-100.0%                                                            $    15,040
                                                                             ===========

------------
SEE NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS.

STI CLASSIC EQUITY FUNDS
GROWTH AND INCOME FUND
Schedule of Portfolio Investments
August 31, 2004
(Unaudited)
(Amounts in thousands, except shares)

                                                       SHARES                  VALUE
                                                     -----------             -----------
COMMON STOCKS (99.1%)
Abbott Laboratories                                      150,000             $     6,254
Advance Auto Parts, Inc. *                               450,000                  16,676
Agilent Technologies, Inc. *                             500,000                  10,250
ALLTEL Corp.                                             150,000                   8,198
American Electric Power Co., Inc.                        500,000                  16,365
American International Group, Inc.                       200,000                  14,248
Anadarko Petroleum Corp.                                 200,000                  11,844
Anthem, Inc. *                                           150,000                  12,186
Archer Daniels Midland Co.                               725,000                  11,578
Bank of America Corp.                                    450,000                  20,241
Berkshire Hathaway, Inc., Class B *                        6,000                  17,364
Boeing Co. (The)                                          30,000                   1,567
Bristol-Myers Squibb Co.                                 500,000                  11,865
Burlington Resources, Inc.                               200,000                   7,246
C. R. Bard, Inc.                                          50,000                   2,805
Cendant Corp.                                            600,000                  12,978
ChevronTexaco Corp.                                      125,000                  12,187
Cincinnati Financial Corp.                               315,000                  12,710
Citigroup, Inc.                                          525,000                  24,454
Clorox Co. (The)                                         275,000                  14,531
Colgate-Palmolive Co.                                    200,000                  10,800
ConocoPhillips                                           150,000                  11,165
Cooper Industries Ltd.                                   200,000                  11,044
E.I. du Pont de Nemours & Co.                            250,000                  10,565
Edison International                                      75,000                   2,016
Emerson Electric Co.                                     150,000                   9,338
Exelon Corp.                                             350,000                  12,898
Express Scripts, Inc. *                                  100,000                   6,320
Exxon Mobil Corp.                                        425,000                  19,592
Fannie Mae                                               178,000                  13,252
Fifth Third Bancorp                                      200,000                   9,962
First Data Corp.                                         275,000                  11,619
Gannett Co., Inc.                                        125,000                  10,588
General Electric Co.                                     600,000                  19,673
Goldman Sachs Group, Inc. (The)                          125,000                  11,206
Hewlett-Packard Co.                                      350,000                   6,262
Honeywell International, Inc.                            400,000                  14,392
Hospira, Inc. *                                           20,000                     554
Illinois Tool Works, Inc.                                100,000                   9,129
Intel Corp.                                              275,000                   5,855
International Business Machines Corp.                     70,000                   5,928
International Paper Co.                                  200,000                   8,004
Jefferson-Pilot Corp.                                     50,000                   2,395
Johnson & Johnson                                        200,000                  11,620
Johnson Controls, Inc.                                   150,000                   8,445
Jones Apparel Group, Inc.                                300,000                  10,707
Kerr McGee Corp.                                         225,000                  11,876
Kimberly-Clark Corp.                                     150,000                  10,005
Kohl's Corp. *                                           300,000                  14,844
Lowe's Cos., Inc.                                        100,000                   4,970
May Department Stores Co. (The)                          350,000                   8,579
MBNA Corp.                                               104,656                   2,526

Medtronic, Inc.                                          225,000                  11,194
Merck & Co., Inc.                                        100,000                   4,497
MGIC Investment Corp.                                    125,000                   8,534
Microsoft Corp.                                          550,000                  15,014
Morgan Stanley                                           200,000                  10,146
Nokia Corp. ADR                                        1,000,000                  11,880
Norfolk Southern Corp.                                   350,000                   9,940
PepsiCo, Inc.                                            150,000                   7,500
Pfizer, Inc.                                             400,000                  13,067
PNC Financial Services Group, Inc.                       140,000                   7,514
(The)
Praxair, Inc.                                            300,000                  12,174
Principal Financial Group, Inc.                          500,000                  17,355
Prudential Financial, Inc.                               400,000                  18,472
Questar Corp.                                            175,000                   7,119
Rockwell Automation, Inc.                                400,000                  15,600
Ryder System, Inc.                                       225,000                   9,857
Sara Lee Corp.                                           500,000                  11,065
SCANA Corp.                                               37,570                   1,425
Schlumberger Ltd.                                         50,000                   3,090
Storage Technology Corp. *                               500,000                  12,125
SunGard Data Systems, Inc. *                             550,000                  12,650
SYSCO Corp.                                               50,000                   1,607
Target Corp.                                             300,000                  13,374
Texas Instruments, Inc.                                  500,000                   9,770
Textron, Inc.                                            150,000                   9,524
U.S. Bancorp                                             700,000                  20,650
United Technologies Corp.                                125,000                  11,739
Verizon Communications, Inc.                             400,000                  15,700
Vodafone Group PLC ADR                                   600,000                  13,740
Wal-Mart Stores, Inc.                                    200,000                  10,534
Walt Disney Co. Ltd. (The)                               500,000                  11,225
Wells Fargo & Co.                                        250,000                  14,688
Wm. Wrigley Jr. Co.                                      200,000                  12,406
                                                                             -----------
TOTAL COMMON STOCKS (COST $766,773)                                              916,851
                                                                             -----------

MONEY MARKET FUNDS(1.1%)
Federated Prime Value Money Market                    10,271,070                  10,271
                                                                             -----------
Fund

TOTAL MONEY MARKET FUNDS (COST $10,271)                                           10,271
                                                                             -----------

TOTAL INVESTMENTS (COST $777,044) (c)-100.2%                                     927,122
LIABILITIES IN EXCESS OF OTHER ASSETS-(0.2)%                                      (1,695)
                                                                             -----------
NET ASSETS -100.0%                                                           $   925,427
                                                                             ===========

------------
SEE NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS.

STI CLASSIC EQUITY FUNDS
INFORMATION AND TECHNOLOGY FUND
Schedule of Portfolio Investments
August 31, 2004
(Unaudited)
(Amounts in thousands, except shares)

                                                      SHARES OR
                                                   PRINCIPAL AMOUNT             VALUE
                                                   ----------------          -----------
COMMON STOCKS  (89.3%)
Accenture Ltd., Class A *                                 26,000             $       679
Alcatel ADR *                                             22,000                     258
Amazon.com, Inc. *                                         5,000                     191
Amdocs Ltd. *                                             10,000                     201
Analog Devices, Inc.                                       5,000                     174
Applied Materials, Inc. *                                 16,000                     254
AT&T Corp.                                                10,000                     148
Avaya, Inc. * (h)                                         25,000                     303
BellSouth Corp.                                           15,000                     401
Biogen Idec, Inc. *                                        5,000                     297
Cisco Systems, Inc. *                                     33,000                     619
Cognos, Inc. *                                             6,000                     190
Cypress Semiconductor Corp. *                             16,500                     161
Dell, Inc. *                                              13,000                     453
eBay, Inc. *                                               1,500                     130
Getty Images, Inc. *                                       4,000                     222
GlaxoSmithKline PLC ADR                                    7,000                     288
International Business Machines Corp.                      6,500                     550
Intuit Inc. *                                              7,000                     296
Jabil Circuit, Inc. *                                     10,000                     206
Johnson & Johnson                                          4,500                     261
Juniper Networks, Inc. *                                  19,400                     444
Laboratory Corp. of America Holdings *                    10,000                     416
Linear Technology Corp.                                    8,000                     286
Maxim Integrated Products, Inc.                            5,000                     217
McAfee, Inc. *                                             8,000                     158
Microchip Technology, Inc.                                10,000                     264
Microsoft Corp.                                           27,000                     737
Monster Worldwide, Inc. *                                 10,000                     202
Motorola, Inc.                                            12,000                     194
Nortel Networks Corp. *                                   20,000                      75
Pfizer, Inc.                                               9,000                     294
QUALCOMM, Inc.                                             3,000                     114
Red Hat, Inc. *                                            9,000                     110
SAP AG ADR                                                10,000                     365
Sapient Corp. * (h)                                       50,000                     375
Symantec Corp. *                                           4,000                     192
Taiwan Semiconductor Manufacturing                         5,704                      43
Co. Ltd. ADR
Texas Instruments, Inc.                                   15,000                     293
Time Warner, Inc. *                                       10,000                     164
VeriSign, Inc. *                                           9,000                     156
VERITAS Software Corp. *                                   8,000                     134
Verizon Communications, Inc.                              10,000                     393
Viacom, Inc., Class B                                      8,000                     265
Xilinx, Inc.                                              10,000                     274
Yahoo!, Inc. *                                             7,000                     200
                                                                             -----------
TOTAL COMMON STOCKS (COST $12,034)                                                12,647
                                                                             -----------

REPURCHASE AGREEMENT(13.0%)

\

Dresdner                                              $ 1,847,513                  1,848
                                                                             -----------
1.495%, dated 08/31/04, to be repurchased on 09/01/04,
repurchase price $1,847,590 (collateralized by
US Government obligations; total market value $ 1,885,706)

TOTAL REPURCHASE AGREEMENT (COST $1,848)                                           1,848
                                                                             -----------

SHORT-TERM INVESTMENTS (0.0%)
Boston Global Investment Trust -                         330,300                     330
Enhanced Portfolio (m)

TOTAL SHORT-TERM INVESTMENTS (COST $330)                                             330
                                                                             -----------

TOTAL INVESTMENTS (COST $14,212) (c)-102.3%                                       14,825
LIABILITIES IN EXCESS OF OTHER ASSETS-(2.3)%                                        (655)
                                                                             -----------
NET ASSETS - 100.0%                                                          $    14,170
                                                                             ===========

------------
SEE NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS.

STI CLASSIC EQUITY FUNDS
INTERNATIONAL EQUITY FUND
Schedule of Portfolio Investments
August 31, 2004
(Unaudited)
(Amounts in thousands, except shares)

                                                       SHARES                  VALUE
                                                     -----------             -----------
FOREIGN COMMON STOCK(97.2%)
AUSTRALIA(4.9%)
Australia & New Zealand Banking                           74,547             $       966
Group Ltd.
BlueScope Steel Ltd.                                     346,468                   1,922
Boral Ltd.                                               358,459                   1,777
News Corp. Ltd. (The)                                    102,747                     800
Orica Ltd.                                               139,279                   1,593
Origin Energy Ltd.(h)                                    245,361                   1,022
Pacific Brands Ltd.                                      686,200                   1,352
Publishing & Broadcasting Ltd.                           199,050                   1,917
Qantas Airways Ltd.(h)                                   726,400                   1,749
QBE Insurance Group Ltd.                                 188,900                   1,687
West Australian Newspapers Holdings                      164,090                     873
Ltd.(h)
Westpac Banking Corp.                                    128,082                   1,524
WMC Resources Ltd.                                       247,600                     860
                                                                             -----------
                                                                                  18,042
                                                                             -----------
BELGIUM(0.9%)
Delhaize Group(h)                                         33,502                   1,883
Fortis(h)                                                 63,638                   1,414
                                                                             -----------
                                                                                   3,297
                                                                             -----------
DENMARK(1.0%)
Danske Bank A/S                                           85,955                   2,075
TDC A/S                                                   45,100                   1,586
                                                                             -----------
                                                                                   3,661
                                                                             -----------
FINLAND(1.6%)
Fortum Corp.                                             179,500                   2,520
Nokia Corp.                                              201,446                   2,355
TietoEnator Oyj                                           35,875                     948
                                                                             -----------
                                                                                   5,823
                                                                             -----------

FRANCE(9.2%)
Alcatel *                                                107,709                   1,257
Aventis SA(h)                                             35,149                   2,930
AXA                                                       78,440                   1,601
BNP Paribas                                               67,792                   4,101
Compagnie de Saint-Gobain                                 28,252                   1,417
France Telecom SA *                                       84,535                   1,996
Lafarge SA                                                25,464                   2,180
Metropole Television SA                                   31,600                     787
Pernod Ricard(h)                                          10,944                   1,351
PSA Peugeot Citroen SA                                    21,591                   1,293
Schneider Electric SA                                     20,621                   1,289
Societe Fonciere Lyonnaise                                63,656                   1,232
Societe Generale                                          37,180                   3,172
Thomson                                                   26,838                     509
TOTAL SA                                                  27,247                   5,302
VINCI                                                     16,931                   1,808
Vivendi Universal SA *                                    65,651                   1,618
                                                                             -----------
                                                                                  33,843
                                                                             -----------

GERMANY(6.6%)
adidas-Salomon AG *                                       18,500                    2,373
Allianz Group                                             24,846                    2,388
BASF AG                                                   42,842                    2,317
Bayer AG                                                  25,014                      640
Bayerische Motoren Werke AG                               17,159                      709
DaimlerChrysler AG                                        37,800                    1,571
Deutsche Bank AG                                          11,618                      789
Deutsche Post AG                                          60,228                    1,197
Deutsche Telekom AG *                                    131,987                    2,302
E.ON AG                                                   33,650                    2,388
METRO AG *                                                31,228                    1,444
SAP AG                                                    11,599                    1,682
Schering AG                                               24,462                    1,357
Siemens AG                                                46,310                    3,172
                                                                                   ------
                                                                                   24,329
                                                                                   ------
HONG KONG(1.8%)
Bank of East Asia Ltd.                                   334,800                      919
BOC Hong Kong (Holdings) Ltd.                            434,500                      780
Cheung Kong (Holdings) Ltd.                              215,000                    1,853
CLP Holdings Ltd.                                        101,300                      586
Esprit Holdings Ltd. *(h)                                185,000                      892
Hang Lung Properties Ltd.                                181,000                      263
Hutchison Whampoa Ltd.                                   144,700                    1,136
                                                                                   ------
                                                                                    6,429
                                                                                   ------
IRELAND(1.0%)
Anglo Irish Bank Corp. PLC                               124,949                    2,080
CRH PLC                                                   67,914                    1,540
                                                                                   ------
                                                                                    3,620
                                                                                   ------
ITALY(2.8%)
Banca Intesa SpA                                         351,093                    1,284
Eni SpA                                                  168,773                    3,448
Mediaset SpA                                             222,271                    2,274
Saipem SpA                                                41,392                      438
Telecom Italia SpA                                       575,550                    1,721
UniCredito Italiano SpA                                  221,668                    1,061
                                                                                   ------
                                                                                   10,226
                                                                                   ------
JAPAN(22.8%)
Aioi Insurance Co. Ltd.                                  169,000                      735
Ajinomoto Co., Inc.                                       87,000                      978
Asahi Breweries Ltd.                                     113,700                    1,074
Asahi Glass Co. Ltd.                                     132,000                    1,271
Bridgestone Corp.                                         59,000                    1,116
Canon, Inc.                                               43,800                    2,083
Citizen Watch Co. Ltd.                                    71,000                      712
Daiichi Pharmaceutical Co. Ltd.                           40,700                      702
Daimaru, Inc. (The)                                       80,000                      641
Daiwa Securities Group, Inc.                             190,000                    1,229
DENSO Corp.                                               46,400                    1,139
East Japan Railway Co.                                       224                    1,253
Fujitsu Ltd.(h)                                          251,000                    1,551
Hachijuni Bank Ltd. (The)                                172,000                    1,121
Hitachi Chemical Co. Ltd.                                 43,900                      649
Hitachi Ltd.                                             376,000                    2,357
Honda Motor Co. Ltd.                                      33,300                    1,651
Japan Tobacco, Inc.                                          157                    1,273
Kaneka Corp.                                             114,000                    1,083
Kao Corp.                                                 34,000                      833
Komatsu Ltd.                                             182,000                    1,112
Kubota Corp.                                             147,000                      737

Kyocera Corp.                                             30,500                   2,229
Kyushu Electric Power Co., Inc.(h)                       110,600                   2,106
Marubeni Corp.                                           325,000                     773
Matsushita Electric Industrial Co. Ltd.                   46,000                     617
Matsushita Electric Works Ltd.                           148,000                   1,197
Mitsubishi Corp.                                          80,000                     826
Mitsubishi Electric Corp.                                225,000                   1,085
Mitsubishi Estate Co. Ltd.                                28,000                     314
Mitsubishi Tokyo Financial Group,                            254                   2,280
Inc.
Mitsui & Co. Ltd.                                         80,000                     649
Mitsui Fudosan Co. Ltd.                                  117,000                   1,290
Mitsui O.S.K. Lines Ltd.                                 261,000                   1,546
Mitsui Sumitomo Insurance Co. Ltd.                       121,000                   1,067
Mizuho Financial Group, Inc.                                 306                   1,233
Nintendo Co. Ltd.                                          6,400                     688
Nippon Steel Corp.                                       387,000                     885
Nippon Telegraph & Telephone Corp.                           500                   2,160
Nippon Yusen KK                                          193,000                     997
Nomura Holdings, Inc.                                     88,000                   1,209
Nomura Research Institute Ltd.                             8,100                     734
NTT DoCoMo, Inc.                                             954                   1,765
Onward Kashiyama Co. Ltd.                                 66,000                     923
ORIX Corp.                                                 6,500                     665
Sankyo Co. Ltd.                                           86,000                   1,795
Sankyo Co. Ltd., Gunma                                    19,100                     717
Seiko Epson Corp.                                         27,500                   1,125
Seven-Eleven Japan Co. Ltd.                                8,900                     271
Showa Shell Sekiyu KK                                    101,800                     892
Sompo Japan Insurance, Inc.                               70,000                     653
Sony Corp.                                                40,500                   1,395
Sumitomo Chemical Co. Ltd.                               220,000                     984
Sumitomo Corp.                                           152,000                   1,105
Sumitomo Electric Industries Ltd.                         80,000                     733
Sumitomo Mitsui Financial Group,                             182                   1,096
Inc.(h)
Sumitomo Rubber Industries Ltd.                           43,000                     378
Sumitomo Trust & Banking Co. Ltd.                        130,000                     785
(The)
Takeda Pharmaceutical Co. Ltd.                            45,600                   2,053
Teijin Ltd.                                              306,000                   1,062
Terumo Corp.                                              30,600                     689
Tokyo Electric Power Co., Inc. (The)                     128,300                   2,952
Toppan Printing Co. Ltd.                                  77,000                     797
Toray Industries, Inc.                                   306,000                   1,444
Toyobo Co. Ltd.                                          149,000                     365
Toyota Motor Corp.                                       142,200                   5,599
West Japan Railway Co.                                       191                     788
Yamada Denki Co. Ltd.                                     23,100                     831
Yamaha Motor Co. Ltd.                                    106,000                   1,564
Yamato Transport Co. Ltd.                                 48,000                     730
                                                                             -----------
                                                                                  83,341
                                                                             -----------
NETHERLANDS(4.3%)
ABN AMRO Holding NV                                      123,871                   2,625
Akzo Nobel NV                                             46,880                   1,575
ING Groep NV                                             127,345                   3,103
Royal Dutch Petroleum Co.(h)                              45,115                   2,273
Royal KPN NV(h)                                          285,915                   2,193
Royal Philips Electronics NV                             142,319                   3,276
Unilever NV                                               10,497                     628
                                                                             -----------
                                                                                  15,673
                                                                             -----------

NEW ZEALAND(0.5%)
Fletcher Building Ltd.                                   589,023                   1,990
                                                                             -----------
NORWAY(0.7%)

Statoil ASA                                              101,700                   1,296
Telenor ASA                                              201,911                   1,455
                                                                             -----------
                                                                                   2,751
                                                                             -----------
SINGAPORE(0.7%)

DBS Group Holdings Ltd.                                  141,000                   1,284
Fraser & Neave Ltd.                                       60,130                     492
Neptune Orient Lines Ltd.                                222,000                     366
Singapore Telecommunications Ltd.                        397,000                     531
                                                                             -----------
                                                                                   2,673
                                                                             -----------
SPAIN(4.1%)

Acciona SA                                                 4,551                     280
Altadis SA                                                28,974                     901
Banco Santander Central Hispano SA                       272,843                   2,666
Endesa SA                                                112,117                   2,074
Gamesa Corporacion Tecnologica SA                         30,401                     429
Gestevision Telecinco SA *                                 9,245                     145
Repsol YPF SA                                            157,895                   3,262
Sociedad General de Aguas de Barcelona                    54,329                     951
SA
Telefonica SA                                            267,223                   3,793
Union Fenosa SA                                           30,920                     686
                                                                             -----------
                                                                                  15,187
                                                                             -----------
SWEDEN(3.4%)

Ainax AB *                                                 2,238                      72
Autoliv, Inc.(h)                                          31,197                   1,300
Electrolux AB, Ser B                                      25,900                     474
Nordea Bank AB                                           398,200                   3,048
Sandvik AB                                                31,865                   1,088
Svenska Handelsbanken AB, A Shares                        93,600                   1,794
Telefonaktiebolaget LM Ericsson *                      1,206,948                   3,245
Volvo AB, B Shares                                        44,700                   1,526
                                                                             -----------
                                                                                  12,547
                                                                             -----------
SWITZERLAND(6.2%)

Credit Suisse Group                                       92,845                   2,892
Nestle SA                                                 15,619                   3,689
Novartis AG                                              153,679                   7,096
Roche Holding AG, Genusschein                             23,633                   2,288
STMicroelectronics NV(h)                                  22,878                     387
UBS AG                                                    58,887                   3,942
Zurich Financial Services                                 18,090                   2,522
                                                                             -----------
                                                                                  22,816
                                                                             -----------
UNITED KINGDOM(24.6%)

Alliance UniChem PLC                                     154,340                   1,870
Anglo Irish Bank Corp. PLC                                13,900                     231
Aviva PLC                                                326,258                   3,116
Balfour Beatty PLC                                       382,344                   1,826
Barclays PLC                                             363,258                   3,362
BHP Billiton PLC                                         316,700                   2,980
BP PLC                                                 1,071,420                   9,498
British American Tobacco PLC                             125,590                   1,892
BT Group PLC                                             572,868                   1,886
Burberry Group PLC                                       218,552                   1,423
Centrica PLC                                             344,886                   1,526
CRH PLC                                                    9,374                     214
Dixons Group PLC                                         694,974                   1,969
George Wimpey PLC                                        364,396                   2,754

GlaxoSmithKline PLC                                      313,524                   6,380
HBOS PLC                                                 350,319                   4,282
HMV Group PLC                                            287,200                   1,153
HSBC Holdings PLC                                        551,723                   8,566
Kesa Electricals PLC                                     337,706                   1,707
Legal & General Group PLC                                583,300                   1,044
mmO2 PLC *                                               956,558                   1,544
NEXT PLC                                                  92,252                   2,469
Northern Rock PLC                                         79,842                   1,019
Pennon Group PLC                                          94,224                   1,386
Pilkington PLC                                         1,035,880                   1,654
Royal Bank of Scotland Group PLC                          78,401                   2,182
(The)
SABMiller PLC                                            154,300                   1,918
Sage Group PLC (The)                                     315,590                     928
Shell Transport & Trading Co. PLC                        535,994                   3,910
(The)
Tesco PLC                                                577,328                   2,763
Vodafone Group PLC                                     2,981,112                   6,772
Warner Chilcott PLC                                       78,530                     826
Whitbread Group PLC                                      143,373                   2,103
William Hill Organization Ltd.                           250,376                   2,448
                                                                             -----------
                                                                                  89,601
                                                                             -----------
TOTAL FOREIGN COMMON STOCK (COST $314,629)                                       355,849
                                                                             -----------

FOREIGN PREFERRED STOCK(0.3%)
GERMANY(0.3%)

Porsche AG                                                 1,961                   1,189
                                                                             -----------
TOTAL FOREIGN PREFERRED STOCK (COST $1,151)                                        1,189
                                                                             -----------

EXCHANGE TRADED FUNDS(0.1%)

iShares MSCI EAFE Index Fund                               2,997                     415
                                                                             -----------


TOTAL EXCHANGE TRADED FUNDS (COST $378)                                              415
                                                                             -----------

SHORT-TERM INVESTMENTS(7.4%)

Boston Global Investment Trust -                      23,437,477                  23,438
Enhanced Portfolio (m)

Brown Brothers Harriman & Co.,                         3,510,385                   3,510
                                                                             -----------
Cayman Islands Cash Sweep

TOTAL SHORT-TERM INVESTMENTS (COST $26,948)                                       26,948
                                                                             -----------

TOTAL INVESTMENTS (COST $343,106) (c) - 105.0%                                   384,401
LIABILITIES IN EXCESS OF OTHER ASSETS - (5.0)%                                   (18,271)
                                                                             -----------
NET ASSETS - 100.0%                                                          $   366,130
                                                                             ===========

------------
SEE NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS.

STI CLASSIC EQUITY FUNDS
INTERNATIONAL EQUITY INDEX FUND
Schedule of Portfolio Investments
August 31, 2004
(Unaudited)
(Amounts in thousands, except shares)


                                                           SHARES           VALUE
                                                           ------           -----
COMMON STOCK  (0.1%)

UNITED STATES  (0.1%)
General Electric Co. *                                        8,355       $     272
Ship Finance International                                    1,437              25
                                                                          ---------
TOTAL COMMON STOCK (COST $161)                                                  297
                                                                          ---------

FOREIGN COMMON STOCK  (95.7%)

AUSTRALIA  (3.0%)
Alumina Ltd.                                                 43,247             166
Amcor Ltd.                                                   21,308             110
AMP Ltd.                                                     63,656             281
Australia & New Zealand Banking Group Ltd.                   49,598             643
Australian Gas Light Co.                                     23,945             225
BHP Billiton Ltd.                                           119,570           1,108
BlueScope Steel Ltd.                                         35,638             198
Brambles Industries Ltd. (h)                                 44,598             213
Coca-Cola Amatil Ltd.                                        27,137             139
Coles Myer Ltd.                                              41,458             263
Commonwealth Bank of Australia                               36,053             769
CSL Ltd.                                                      9,200             168
CSR Ltd.                                                     93,317             152
Foster's Group Ltd.                                          77,769             256
General Property Trust                                      120,192             301
Insurance Australia Group Ltd.                               64,431             231
Lend Lease Corp. Ltd.                                        22,775             179
Macquarie Bank Ltd.                                           9,472             227
Mayne Group Ltd.                                             52,574             151
Mirvac Group Ltd.                                            89,592             286
National Australia Bank Ltd.                                 42,170             795
Newcrest Mining Ltd.                                         13,452             142
News Corp. Ltd. (The)                                        43,282             337
QBE Insurance Group Ltd. (h)                                 26,133             233
Rinker Group Ltd.                                            38,437             236
Rio Tinto Group                                               9,827             250
Santos Ltd.                                                  43,261             202
Southcorp Ltd.                                               46,492             113
Stockland Trust Group                                        61,929             245
Suncorp-Metway Ltd.                                          27,409             288
TABCORP Holdings Ltd.                                        25,777             274
Telstra Corp. Ltd.                                           64,881             220
Wesfarmers Ltd.                                              14,329             304
Westfield Group (h)                                          47,297             515
Westpac Banking Corp.                                        44,667             531
WMC Resources Ltd.                                           44,126             153
Woodside Petroleum Ltd.                                      20,212             257
Woolworths Ltd.                                              30,944             276
                                                                          ---------

                                                           SHARES           VALUE
                                                           ------           -----
                                                                             11,437

AUSTRIA  (1.6%)
Bank Austria AG                                               9,354             592
BOHLER-UDDEHOLM AG                                            3,348             280
Erste Bank der oesterreichischen Sparkassen AG               30,064           1,143
Flughafen Wien AG                                             4,530             260
Immofinanz Immobilien Anlagen AG                             21,613             175
Mayr Melnhof Karton AG * (h)                                  1,129             149
OMV AG                                                        3,584             819
RHI AG * (h)                                                  5,720             124
Telekom Austria AG *                                         72,060           1,007
VA Technologie AG *                                           3,381             220
Verbund AG                                                    1,884             341
voestalpine AG                                                7,019             344
Wienerberger AG                                              16,728             606
                                                                          ---------
                                                                              6,060
                                                                          ---------

BELGIUM  (2.0%)
Agfa-Gevaert NV (h)                                           8,460             233
Belgacom SA                                                  12,116             404
Delhaize Group(h)                                             6,029             339
Dexia Group                                                  49,780             857
Electrabel SA                                                 1,995             669
Fortis                                                       87,521           1,944
Groep Colruyt                                                 2,276             300
Groupe Bruxelles Lambert SA                                   6,083             381
InBev                                                        12,203             391
KBC Bank & Insurance Holding Co. NV (h)                       8,237             496
NV Bekaert SA (h)                                             2,452             154
NV Umicore SA                                                 3,885             262
Omega Pharma NV                                               2,289             114
SA D'Ieteren NV                                                 561             114
Solvay SA (h)                                                 4,821             405
UCB SA                                                        7,526             366
                                                                          ---------
                                                                              7,429
                                                                          ---------

DENMARK  (1.3%)
A.P. Moller-Maersk A/S                                           88             596
Carlsberg A/S                                                 3,200             148
Danisco A/S (h)                                               4,359             218
Danske Bank A/S                                              35,446             856
De Sammensluttede Vognmaend af 13-7 1976 A/S (DSV)            3,100             154
East Asiatic Co. A/S (h)                                      2,950             129
Falck A/S *                                                   7,736              57
FLS Industries A/S *                                          5,000              56
GN Store Nord A/S                                            21,000             187
Group 4 A/S *                                                 7,736             131
H. Lundbeck A/S                                               6,000             108
ISS A/S                                                       4,678             230
Novo Nordisk A/S, Class B                                    20,570           1,095
Novozymes A/S, Class B                                        5,670             238
TDC A/S                                                      10,700             376
Topdanmark A/S *                                              2,550             159
Vestas Wind Systems A/S *                                    15,238             198
William Demant Holding *                                      2,857             111
                                                                          ---------

                                                           SHARES           VALUE
                                                           ------           -----
                                                                              5,047
                                                                          ---------

FINLAND  (0.8%)
Nokia Corp.                                                 168,650           1,972
Orion Corp., Class B                                          6,600             190
Stora Enso Oyj                                               24,306             325
TietoEnator Oyj                                               5,489             145
UPM-Kymmene Corp. *                                          21,100             402
                                                                          ---------
                                                                              3,034
                                                                          ---------

FRANCE  (10.1%)
Accor                                                        11,375             480
Alcatel *                                                    68,198             795
ALSTOM *                                                    228,465             122
Atos Origin SA *                                              3,059             166
Aventis SA(h)                                                36,223           3,020
AXA                                                          73,104           1,492
BNP Paribas                                                  43,469           2,629
Bouygues SA                                                  11,636             400
Capgemini *                                                   7,705             218
Carrefour SA                                                 29,920           1,403
Casino Guichard-Perrachon SA (h)                              2,232             176
Compagnie de Saint-Gobain                                    17,047             856
Compagnie Generale des Etablissements Michelin                8,548             452
Credit Agricole SA                                           35,183             885
Dassault Systemes SA                                          4,147             178
Essilor International SA                                      6,727             412
European Aeronautic Defense & Space Co. Eads NV (h)          14,636             382
France Telecom SA *                                          61,019           1,441
Groupe Danone                                                12,751           1,020
L'Air Liquide SA                                              1,380             216
L'Air Liquide SA (Loyalty Bonus Shares) *                     3,373             527
L'Air Liquide SA, Registered Shares (b)                       1,526             238
L'Oreal SA                                                   16,220           1,077
Lafarge SA                                                    8,469             726
Lafarge SA (Loyalty Shares) *                                   997              85
Lagardere SCA                                                 7,508             450
LVMH Moet Hennessy Louis Vuitton SA                          13,472             861
Pernod Ricard(h) (h)                                          3,306             408
Pinault-Printemps-Redoute SA                                  3,894             355
PSA Peugeot Citroen SA                                        9,650             578
Publicis Groupe SA                                            7,334             198
Renault SA                                                   10,359             831
Sanofi-Aventis SA (h)                                        19,413           1,378
Schneider Electric SA                                        11,607             726
Societe BIC                                                   3,728             159
Societe Fonciere Lyonnaise                                   45,075             873
Societe Generale                                             17,711           1,511
Societe Television Francaise 1                                7,487             210
Sodexho Alliance SA                                           6,610             173
Technip                                                       1,972             295
Thales (h)                                                    5,737             193
Thomson                                                      14,455             274

                                                           SHARES           VALUE
                                                           ------           -----
TOTAL SA                                                     31,321           6,094
Unibail Holding                                               3,963             448
Valeo                                                         5,053             199
Veolia Environnement SA                                      16,783             432
VINCI                                                         4,500             480
Vivendi Universal SA *                                       56,334           1,388
                                                                          ---------
                                                                             37,910
                                                                          ---------

GERMANY  (13.3%)
adidas-Salomon AG *                                           5,028             645
Allianz Group                                                32,088           3,085
ALTANA AG                                                     7,356             398
BASF AG                                                      52,802           2,857
Bayer AG                                                     67,792           1,735
Bayerische Hypo-und Vereinsbank AG *                         61,685           1,006
Beiersdorf AG                                                 2,016             196
Celesio AG                                                    4,215             278
Commerzbank AG *                                             53,280             873
Continental AG                                               15,083             781
DaimlerChrysler AG                                           89,026           3,701
Deutsche Bank AG                                             53,961           3,665
Deutsche Boerse AG                                           11,323             546
Deutsche Lufthansa AG                                        26,757             311
Deutsche Post AG                                             45,950             913
Deutsche Telekom AG *                                       263,020           4,587
Douglas Holding AG                                            6,828             192
E.ON AG                                                      64,320           4,565
EPCOS AG *                                                    7,014             104
Fresenius Medical Care AG                                     3,108             159
Heidelberger Druckmaschinen AG                                6,782             298
Hypo Real Estate Holding AG *                                13,860             441
Infineon Technologies AG *                                   67,528             657
Karstadt Quelle AG                                            4,353              69
Linde AG                                                      9,181             491
MAN AG                                                       11,648             395
Merck KGaA                                                    5,779             304
METRO AG *                                                   15,020             695
MLP AG                                                        8,504             125
Muenchener Rueckversicherungs AG                             17,948           1,697
PUMA AG Rudolf Dassler Sport                                  1,862             454
RWE AG                                                       40,664           1,987
SAP AG                                                       21,557           3,125
Schering AG                                                  18,059           1,001
Siemens AG                                                   83,753           5,735
Suedzucker AG (h)                                             6,347             118
ThyssenKrupp AG                                              33,510             623
TUI AG (h)                                                   14,893             274
Volkswagen AG                                                23,137             891
                                                                          ---------
                                                                             49,977
                                                                          ---------

GREECE  (1.0%)
Alpha Bank SA                                                19,160             466
Coca-Cola HBC                                                 8,700             206
Cosmote Mobile Telecommunications SA                         12,400             200
EFG Eurobank Ergasias SA                                     19,200             420
Emporiki Bank of Greece SA                                    6,200             128
Hellenic Duty Free Shops SA                                   3,600              65
Hellenic Petroleum SA                                        13,200             106

                                                           SHARES           VALUE
                                                           ------           -----
Hellenic Technodomiki Tev SA                                 13,800              57
Hellenic Telecommunications Organization SA                  25,600             323
Intracom SA                                                  20,300              78
National Bank of Greece SA                                   25,839             564
OPAP SA                                                      18,600             358
Panafon SA                                                   23,800             159
Piraeus Bank SA                                              20,000             223
Public Power Corp. SA                                        10,000             240
Technical Olympic SA                                         13,400              58
Titan Cement Co. SA                                           3,600              88
Viohalco SA                                                  12,600              92
                                                                          ---------
                                                                              3,831
                                                                          ---------

HONG KONG  (1.0%)
Bank of East Asia Ltd.                                       73,800             202
BOC Hong Kong (Holdings) Ltd.                               115,500             207
Cheung Kong (Holdings) Ltd.                                  55,000             474
CLP Holdings Ltd.                                            56,600             327
Hang Seng Bank Ltd.                                          21,800             291
Henderson Land Development Co. Ltd.                          39,000             191
Hong Kong & China Gas Co. Ltd. (The)                        139,237             251
Hongkong Electric Holdings Ltd.                              47,000             210
Hutchison Whampoa Ltd.                                       62,080             487
Johnson Electric Holdings Ltd.                               78,000              79
Li & Fung Ltd.                                               76,000              97
PCCW Ltd. *                                                 148,326              99
Sun Hung Kai Properties Ltd.                                 51,600             480
Swire Pacific Ltd.                                           41,500             294
Wharf (Holdings) Ltd. (The)                                  60,000             198
                                                                          ---------
                                                                              3,887
                                                                          ---------

IRELAND  (1.1%)
Allied Irish Banks PLC                                        2,363              37
Allied Irish Banks PLC                                       50,801             801
Bank of Ireland                                              12,947             174
Bank of Ireland                                              58,403             783
CRH PLC                                                      32,286             732
DEPFA BANK PLC                                               37,613             496
Elan Corp. PLC *                                             23,359             517
Irish Life & Permanent PLC                                   19,599             298
Irish Life & Permanent PLC-BPS                                5,420              83
Kerry Group PLC                                               9,411             196
                                                                          ---------
                                                                              4,117
                                                                          ---------

ITALY  (8.8%)
Alleanza Assicurazioni SpA (h)                               52,914             553
Arnoldo Mondadori Editore SpA                                18,684             171
Assicurazioni Generali SpA                                  106,923           2,785
Autogrill SpA *                                              17,169             247
Autostrade SpA                                               23,942             479
Banca Antoniana Popolare Veneta SpA                          27,676             570
Banca Fideuram SpA                                           37,544             185
Banca Intesa SpA                                            371,094           1,357
Banca Intesa SpA                                            104,730             297
Banca Monte dei Paschi di Siena SpA                         124,325             363

                                                           SHARES           VALUE
                                                           ------           -----
Banca Nazionale del Lavoro SpA *                            150,596             348
Banca Popolare di Milano Scarl                               54,627             337
Banche Popolari Unite                                        41,687             673
Banco Popolare di Verona e Novara Scrl                       44,134             726
Benetton Group SpA                                           10,777             117
Bulgari SpA                                                  21,869             204
Capitalia SpA                                               176,900             541
Enel SpA                                                    270,502           2,088
Eni SpA                                                     292,868           5,983
Fiat SpA *                                                   61,071             437
FinecoGroup SpA *                                            21,968             118
Finmeccanica SpA                                            725,280             480
Italcementi SpA                                              13,099             178
La Rinascente SpA *                                          15,295               0
Luxottica Group SpA                                          17,724             297
Mediaset SpA                                                 70,517             723
MEDIOBANCA - Banca di Credito Finanziario SpA                54,981             655
Mediolanum SpA (h)                                           32,905             196
Parmalat Finanziaria SpA * (h)                               46,288               6
Pirelli & C. SpA                                            261,044             252
Riunione Adriatica di Sicurta SpA (RAS)                      34,462             607
Sanpaolo IMI SpA                                            108,733           1,214
Seat Pagine Gialle SpA                                      505,377             191
Snam Rete Gas SpA                                           117,369             526
Telecom Italia Media SpA *                                  248,241              89
Telecom Italia Mobile SpA                                   428,335           2,275
Telecom Italia RNC SpA                                      648,295           1,422
Telecom Italia SpA                                          930,655           2,782
Tiscali SpA * (h)                                            25,754              71
UniCredito Italiano SpA                                     489,408           2,343
                                                                          ---------
                                                                             32,886
                                                                          ---------

JAPAN  (25.9%)
77 Bank  Ltd.                                                25,000             150
Acom Co. Ltd.                                                 4,360             286
Advantest Corp. (h)                                           4,600             292
AEON Co. - When Issued *                                     14,000             229
AEON Co. Ltd.                                                14,000             233
Aiful Corp.                                                   2,650             264
Ajinomoto Co., Inc.                                          30,000             337
Alps Electric Co. Ltd. (h)                                   11,000             136
Amada Co. Ltd.                                               25,000             141
Ariake Japan Co. Ltd.                                         1,940              53
Asahi Breweries Ltd.                                         24,300             229
Asahi Glass Co. Ltd.                                         45,000             433
Asahi Kasei Corp.                                            78,000             349
Bank of Fukuoka Ltd. (h)                                     35,000             181
Bank of Yokohama Ltd. (The)                                  57,000             338
Benesse Corp.                                                 4,800             144
Bridgestone Corp.                                            36,000             681
Canon, Inc.                                                  45,100           2,146
CASIO COMPUTER Co. Ltd.                                      15,000             195
Central Japan Railway Co.                                        52             432
Chiba Bank Ltd. (The)                                        45,000             260
Chubu Electric Power Co., Inc. (h)                           33,400             732

                                                           SHARES           VALUE
                                                           ------           -----
Chugai Pharmaceutical Co. Ltd.                               15,500             227
Citizen Watch Co. Ltd.                                       21,000             210
COMSYS Holdings Corp.                                        14,000             103
Credit Saison Co. Ltd.                                        9,000             297
CSK Corp.                                                     4,700             202
Dai Nippon Printing Co. Ltd.                                 38,000             558
Daiichi Pharmaceutical Co. Ltd. (h)                          14,500             250
Daikin Industries Ltd.                                       11,000             286
Dainippon Ink & Chemicals, Inc.                              56,000             131
Daito Trust Construction Co. Ltd.                             5,600             212
Daiwa House Industry Co. Ltd.                                30,000             311
Daiwa Securities Group, Inc.                                 74,000             479
Denki Kagaku Kogyo KK                                        42,000             132
DENSO Corp.                                                  28,600             702
East Japan Railway Co.                                          180           1,008
Ebara Corp. (h)                                              26,000             113
Eisai Co. Ltd. (h)                                           14,200             404
Fanuc Ltd.                                                    7,800             415
Fast Retailing Co. Ltd.                                       3,200             230
Fuji Electric Co. Ltd.                                       44,000             111
Fuji Photo Film Co. Ltd.                                     25,000             784
Fuji Television Network, Inc.                                    43              94
Fujikura Ltd.                                                25,000             113
Fujisawa Pharmaceutical Co. Ltd.                             15,700             373
Fujitsu Ltd.(h) (h)                                         101,000             624
Furukawa Electric Co. Ltd. (The) *                           37,000             149
Gunma Bank Ltd.                                              24,000             122
Hachijuni Bank Ltd. (The)                                     4,000              26
Hirose Electric Co. Ltd.                                      2,100             203
Hitachi Cable Ltd.                                           19,000              77
Hitachi Ltd.                                                180,000           1,129
Honda Motor Co. Ltd.                                         42,000           2,082
Hoya Corp.                                                    6,500             625
Isetan Co. Ltd.                                              13,000             145
Ishikawajima-Harima Heavy Industries Co. Ltd. *              80,000             119
Ito-Yokado Co. Ltd.                                          18,500             682
ITOCHU Corp.                                                 82,000             338
Itochu Techno-Science Corp.                                   2,600             113
Japan Airlines Corp. *                                       55,000             159
Japan Tobacco, Inc.                                              49             397
JFE Holdings, Inc.                                           29,775             808
JGC Corp.                                                    14,000             133
Joyo Bank Ltd.                                               49,300             200
JSR Corp.                                                    11,500             192
Kajima Corp.                                                 57,000             196
Kamigumi Co. Ltd.                                            24,000             181
Kaneka Corp.                                                 22,000             209
Kansai Electric Power Co., Inc. (The)                        34,600             634
Kao Corp.                                                    26,000             637
Katokichi Co. Ltd.                                            4,100              75
Kawasaki Heavy Industries Ltd. (h)                           90,000             136
Kawasaki Kisen Kaisha Ltd.                                   38,000             243
Keihin Electric Express Railway Co. Ltd. (h)                 34,000             197
Keio Electric Railway Co. Ltd.                               39,000             207
Keyence Corp.                                                 1,900             388
Kikkoman Corp.                                               14,000             123

                                                           SHARES           VALUE
                                                           ------           -----
Kinden Corp. (h)                                             17,000             105
Kinki Nippon Railway Co. Ltd. (h)                            97,250             334
Kirin Brewery Co. Ltd.                                       38,000             342
Kokuyo Co. Ltd.                                              11,500             131
Komatsu Ltd.                                                 56,000             342
Konami Corp.                                                  6,200             138
Konica Minolta Holdings, Inc.                                26,000             336
Kubota Corp.                                                 65,000             326
Kuraray Co. Ltd.                                             24,000             179
Kurita Water Industries Ltd.                                  8,600             116
Kyocera Corp.                                                 9,200             672
Kyowa Hakko Kogyo Co. Ltd.                                   23,000             158
Kyushu Electric Power Co., Inc.                              20,700             394
LAWSON, Inc.                                                  3,900             138
Mabuchi Motor Co. Ltd.                                        2,100             147
Makita Corp. (h)                                             12,000             177
Marubeni Corp.                                               92,000             219
Marui Co. Ltd.                                               20,200             266
Matsumotokiyoshi Co. Ltd.                                     3,300              84
Matsushita Electric Industrial Co. Ltd.                     120,880           1,620
Matsushita Electric Works Ltd.                               19,000             154
Meiji Seika Kaisha Ltd.                                      27,000             111
Meitec Corp. (h)                                              3,800             137
Millea Holdings, Inc.                                            80           1,101
Minebea Co. Ltd.                                             33,000             140
Mitsubishi Chemical Corp.                                   100,000             268
Mitsubishi Corp.                                             61,000             631
Mitsubishi Electric Corp.                                   103,000             497
Mitsubishi Estate Co. Ltd.                                   56,000             628
Mitsubishi Gas Chemical Co., Inc.                            30,000             127
Mitsubishi Heavy Industries Ltd.                            159,000             430
Mitsubishi Logistics Corp. (h)                               12,000             107
Mitsubishi Materials Corp.                                   70,000             148
Mitsubishi Rayon Co. Ltd.                                    39,000             129
Mitsubishi Tokyo Financial Group, Inc.                          249           2,235
Mitsui & Co. Ltd.                                            71,000             577
Mitsui Chemicals, Inc.                                       40,000             203
Mitsui Engineering & Shipbuilding Co. Ltd.                   56,000              85
Mitsui Fudosan Co. Ltd.                                      41,000             452
Mitsui Mining & Smelting Co. Ltd.                            39,000             158
Mitsui O.S.K. Lines Ltd.                                     59,000             349
Mitsui Sumitomo Insurance Co. Ltd.                           70,340             620
Mitsui Trust Holdings, Inc.                                  34,000             244
Mitsukoshi Ltd. (h)                                          29,000             138
Mizuho Financial Group, Inc.                                    422           1,700
Murata Manufacturing Co. Ltd.                                12,600             623
NEC Corp.                                                    96,000             613
NGK Insulators Ltd.                                          19,000             155
NGK Spark Plug Co. Ltd.                                      13,000             133
Nichii Gakkan Co. (h)                                         1,600              43
Nidec Corp.                                                   2,700             258
Nikko Cordial Corp.                                          89,000             398
Nikon Corp. (h)                                              20,000             185
Nintendo Co. Ltd.                                             5,800             624
Nippon Express Co. Ltd.                                      53,000             272
Nippon Meat Packers, Inc.                                    11,000             130

                                                           SHARES           VALUE
                                                           ------           -----
Nippon Mining Holdings, Inc.                                 41,500             190
Nippon Oil Corp.                                             74,000             461
Nippon Sheet Glass Co. Ltd.                                  29,000             104
Nippon Steel Corp.                                          354,000             809
Nippon Telegraph & Telephone Corp.                              288           1,244
Nippon Unipac Holding                                            51             243
Nippon Yusen KK                                              59,000             305
Nissan Chemical Industries Ltd.                              14,000             111
Nissan Motor Co. Ltd. (h)                                   134,900           1,465
Nisshin Seifun Group, Inc.                                   13,000             129
Nissin Food Products Co. Ltd.                                 4,400             111
Nitto Denko Corp.                                             9,800             429
Nomura Holdings, Inc.                                       102,000           1,402
NSK Ltd.                                                     36,000             158
NTN Corp.                                                    29,000             157
NTT DATA Corp.                                                   80             224
NTT DoCoMo, Inc.                                              1,088           2,012
Obayashi Corp.                                               38,000             186
Oji Paper Co. Ltd.                                           45,000             271
Olympus Corp.                                                13,000             246
OMRON Corp.                                                  14,100             302
Onward Kashiyama Co. Ltd.                                    11,000             154
Oracle Corp. (h)                                              2,400             124
Oriental Land Co. Ltd.                                        3,500             217
ORIX Corp.                                                    4,920             503
Osaka Gas Co. Ltd.                                          113,000             312
Pioneer Corp.                                                 9,900             217
Promise Co. Ltd.                                              5,250             332
Resona Holdings, Inc. *                                     259,000             420
Ricoh Co. Ltd.                                               38,000             744
ROHM Co. Ltd.                                                 6,000             621
Sankyo Co. Ltd.                                              21,300             444
Sankyo Co. Ltd., Gunma                                        4,000             150
SANYO Electric Co. Ltd.                                      85,000             290
Sapporo Holdings Ltd. (h)                                    37,000             130
Secom Co. Ltd.                                               12,500             461
SEGA Corp. *                                                  8,400             111
Seiko Epson Corp.                                             6,200             254
Sekisui Chemical Co. Ltd.                                    32,000             240
Sekisui House Ltd.                                           28,000             281
Seven-Eleven Japan Co. Ltd.                                  20,200             615
Sharp Corp. (h)                                              53,000             739
Shimamura Co. Ltd.                                            1,300              95
Shimano, Inc.                                                 6,400             146
Shimizu Corp. (h)                                            36,000             158
Shin-Etsu Chemical Co. Ltd.                                  19,300             672
Shionogi & Co. Ltd.                                          17,000             274
Shiseido Co. Ltd. (h)                                        20,000             257
Shizuoka Bank Ltd. (The)                                     35,000             264
Showa Denko KK                                               67,000             154
Showa Shell Sekiyu KK                                        12,200             107
Skylark Co. Ltd.                                              6,200             112
SMC Corp.                                                     3,000             287
Softbank Corp. (h)                                           13,100             559
Sompo Japan Insurance, Inc.                                  43,000             401
Sony Corp.                                                   51,300           1,767
Stanley Electric Co. Ltd.                                    10,100             151
Sumitomo Chemical Co. Ltd.                                   79,000             353

                                                           SHARES           VALUE
                                                           ------           -----
Sumitomo Corp.                                               56,000             407
Sumitomo Electric Industries Ltd.                            37,000             339
Sumitomo Metal Industries Ltd.                              226,000             262
Sumitomo Metal Mining Co. Ltd.                               31,000             203
Sumitomo Mitsui Financial Group, Inc.(h) (h)                    227           1,367
Sumitomo Realty & Development Co. Ltd.                       25,000             273
Sumitomo Trust & Banking Co. Ltd. (The)                      66,000             399
T&D Holdings, Inc. *                                          9,050             411
Taiheiyo Cement Corp. (h)                                    58,000             137
Taisei Corp.                                                 52,000             178
Taisho Pharmaceutical Co. Ltd.                               10,000             190
Taiyo Yuden Co. Ltd. (h)                                     11,000             127
Takara Holdings, Inc. (h)                                    16,000             104
Takashimaya Co. Ltd. (h)                                     19,000             173
Takeda Pharmaceutical Co. Ltd.                               47,000           2,116
Takefuji Corp.                                                3,860             271
TDK Corp.                                                     7,000             462
Teijin Ltd.                                                  53,000             184
Teikoku Oil Co. Ltd.                                         26,000             138
Terumo Corp.                                                 10,200             230
THK Co. Ltd.                                                  8,200             139
Tobu Railway Co. Ltd.                                        76,000             285
Toho Co. Ltd.                                                12,500             179
Tohoku Electric Power Co., Inc.                              21,200             361
Tokyo Broadcasting System, Inc.                               4,900              77
Tokyo Electric Power Co., Inc. (The)                         59,400           1,367
Tokyo Electron Ltd.                                           9,900             507
Tokyo Gas Co. Ltd.                                          136,000             498
Tokyu Corp.                                                  63,000             301
TonenGeneral Sekiyu KK                                       20,000             166
Toppan Printing Co. Ltd.                                     35,000             362
Toray Industries, Inc.                                       75,000             354
Toshiba Corp. (h)                                           164,000             605
Tosoh Corp.                                                  42,000             149
Tostem Inax Holding Corp.                                    15,512             294
TOTO Ltd.                                                    21,700             214
Toyo Seikan Kaisha Ltd.                                       9,300             157
Toyobo Co. Ltd.                                              67,000             164
Toyota Industries Corp.                                      12,000             273
Toyota Motor Corp.                                          157,400           6,195
Trend Micro, Inc.                                             6,000             261
Ube Industries Ltd. *                                        61,000              83
UFJ Holdings, Inc.                                              215           1,074
Uni-Charm Corp.                                               2,500             124
UNY Co. Ltd.                                                 12,000             136
Wacoal Corp.                                                 14,000             138
West Japan Railway Co.                                           97             400
World Co. Ltd.                                                3,150              96
Yakult Honsha Co. Ltd. (h)                                    8,000             122
Yamada Denki Co. Ltd.                                         5,700             205
Yamaha Corp.                                                 10,800             161
Yamaha Motor Co. Ltd.                                        14,000             207
Yamaichi Securities Co. Ltd. *                               15,000               0
Yamanouchi Pharmaceutical Co. Ltd.                           16,700             577

                                                           SHARES           VALUE
                                                           ------           -----
Yamato Transport Co. Ltd.                                    26,000             395
Yamazaki Baking Co. Ltd.                                     14,000             125
Yokogawa Electric Corp.                                      17,000             186
                                                                          ---------
                                                                             97,145
                                                                          ---------
LUXEMBOURG  (0.1%)
Arcelor SA                                                   30,759             524
                                                                          ---------

NETHERLANDS  (3.0%)
ABN AMRO Holding NV                                          48,291           1,024
AEGON NV                                                     44,482             474
Akzo Nobel NV                                                 9,803             329
ASML Holding NV *                                            16,673             213
Heineken NV                                                   8,069             244
ING Groep NV                                                 54,146           1,318
QIAGEN NV *                                                  15,214             135
Reed Elsevier NV                                             27,481             352
Royal Ahold NV *                                             50,156             308
Royal Dutch Petroleum Co. (h)                                63,118           3,181
Royal KPN NV (h)                                             62,914             482
Royal Numico NV *                                             5,411             170
Royal Philips Electronics NV                                 41,839             963
TPG NV                                                       13,901             322
Unilever NV                                                  17,346           1,038
Vedior NV                                                     7,594             103
VNU NV                                                        8,996             229
Wolters Kluwer NV                                            11,493             189
                                                                          ---------
                                                                             11,074
                                                                          ---------

NEW ZEALAND  (0.6%)
Auckland International Airport Ltd.                          52,414             253
Carter Holt Harvey Ltd.                                      78,228             126
Contact Energy Ltd.                                          57,010             217
Fisher & Paykel Healthcare Corp. Ltd.                        17,670             156
Fletcher Building Ltd.                                       66,780             226
Sky City Entertainment Group Ltd.                            98,728             294
Telecom Corp. of New Zealand Ltd.                           186,435             700
Warehouse Group Ltd. (h)                                     38,415             116
                                                                          ---------
                                                                              2,088
                                                                          ---------

NORWAY  (1.4%)
Dnb Nor Bank ASA                                             81,340             618
Frontline Ltd.                                                6,150             230
Norsk Hydro ASA                                              18,000           1,120
Norske Skogindustrier ASA (h)                                13,450             224
Orkla ASA                                                    25,400             640
Schibsted ASA (h)                                             8,500             166
Statoil ASA                                                  53,100             676
Storebrand ASA                                               36,200             242
Tandberg ASA                                                 19,994             178
Telenor ASA                                                 103,200             744
Tomra Systems ASA                                            25,950              96
Yara International ASA *                                     30,540             271
                                                                          ---------
                                                                              5,205
                                                                          ---------

PORTUGAL  (1.0%)
Banco BPI SA                                                 66,571             234
Banco Comercial Portugues SA                                227,775             479
Banco Espirito Santo SA                                      13,341             218
Brisa-Auto-estradas de Portugal SA                           61,745             454
CIMPOR-Cimentos de Portugal SGPS SA                          34,185             174

                                                           SHARES           VALUE
                                                           ------           -----
Electricidade de Portugal SA (EDP)                          232,532             644
Keppel Corp. Ltd.                                            40,000             166
Portugal Telecom SGPS SA                                    103,713           1,055
PT Multimedia                                                 6,763             146
Sonae SGPS SA                                               172,511             180
                                                                          ---------
                                                                              3,750
                                                                          ---------

SINGAPORE  (0.5%)
City Developments Ltd.                                       45,000             167
DBS Group Holdings Ltd.                                      36,467             332
Oversea-Chinese Banking Corp. Ltd.                           36,350             282
Singapore Airlines Ltd.                                      29,000             188
Singapore Press Holdings Ltd.                                57,750             146
Singapore Telecommunications Ltd.                           216,000             289
United Overseas Bank Ltd.                                    39,000             303
                                                                          ---------
                                                                              1,707
                                                                          ---------

SPAIN  (5.0%)
Abertis Infraestructuras SA                                  26,430             475
Acerinox SA                                                  20,001             271
Actividades de Construccion y Servicios SA (ACS)             24,939             424
Altadis SA                                                   20,182             628
Antena 3 de Television SA *                                   3,218             159
Banco Bilbao Vizcaya Argentaria SA                          226,418           3,007
Banco Popular Espanol SA                                     11,947             647
Banco Santander Central Hispano SA                          299,025           2,922
Endesa SA                                                    74,345           1,375
Fomento de Construcciones y Contratas SA                      5,419             198
Gas Natural SDG SA                                           14,486             345
Iberdrola SA                                                 55,730           1,137
Industria de Diseno Textil SA                                16,946             389
Repsol YPF SA                                                65,904           1,362
Sacyr Vallehermoso Group                                     15,102             206
Sociedad General de Aguas de Barcelona SA                    11,835             207
Telefonica SA                                               325,474           4,620
Union Fenosa SA                                              18,470             410
Zeltia SA (h)                                                16,160             107
                                                                          ---------
                                                                             18,889
                                                                          ---------

SWEDEN  (1.7%)
ASSA ABLOY AB                                                15,800             190
Atlas Copco AB                                                5,400             191
Electrolux AB, Ser B                                         13,100             240
Gambro AB                                                    12,100             130
H&M Hennes & Mauritz AB                                      18,250             475
Nordea Bank AB                                               85,500             655
Sandvik AB                                                    9,200             314
Securitas AB                                                 16,400             204
Skandia Forsakrings AB                                       56,900             205
Skandinaviska Enskilda Banken AB                             21,800             306
Skanska AB                                                   21,600             194
SKF AB                                                        4,700             173
Svenska Cellulosa AB ACA                                      6,900             259
Svenska Handelsbanken AB, A Shares                           20,000             383
Swedish Match AB                                             17,100             173

                                                           SHARES           VALUE
                                                           ------           -----
Tele2 AB                                                      4,600             173
Telefonaktiebolaget LM Ericsson *                           574,800           1,545
TeliaSonera AB                                               74,000             349
Volvo AB, B Shares                                            9,550             326
                                                                          ---------
                                                                              6,485
                                                                          ---------

SWITZERLAND  (1.9%)
ABB Ltd. *                                                   27,401             155
Adecco SA                                                     2,330             108
Compagnie Financiere Richemont SA                             8,923             228
Credit Suisse Group                                          15,083             470
Holcim Ltd.                                                   3,697             198
Nestle SA                                                     4,943           1,167
Novartis AG                                                  29,173           1,347
Roche Holding AG, Genusschein                                 8,775             849
STMicroelectronics NV(h) (h)                                 31,863             539
Swiss Reinsurance Co.                                         4,660             263
Swisscom AG                                                     533             176
Syngenta AG *                                                 2,598             233
UBS AG                                                       14,873             996
Zurich Financial Services                                     2,042             285
                                                                          ---------
                                                                              7,014
                                                                          ---------

UNITED KINGDOM  (10.6%)
3i Group PLC                                                 18,337             189
AMVESCAP PLC                                                 24,041             125
ARM Holdings PLC                                             36,252              52
AstraZeneca PLC                                              34,094           1,567
Aviva PLC                                                    52,043             497
BAA PLC                                                      29,327             292
BAE Systems PLC                                              78,385             283
Barclays PLC                                                131,877           1,221
BG Group PLC                                                 81,062             499
BHP Billiton PLC                                             53,117             500
BOC Group PLC (The)                                          15,746             253
Boots Group PLC                                              21,312             260
BP PLC                                                      449,487           3,985
Brambles Industries PLC                                      34,788             152
British American Tobacco PLC                                 33,567             506
British Land Co. PLC (The)                                   19,897             258
British Sky Broadcasting Group PLC                           28,448             245
BT Group PLC                                                185,529             611
Cable & Wireless PLC                                         59,381             115
Cadbury Schweppes PLC                                        47,573             381
Capita Group PLC (The)                                       23,110             132
Carnival PLC                                                  4,499             216
Celltech Group PLC *                                            550               5
Centrica PLC                                                103,045             456
Compass Group PLC                                            55,689             311
Corus Group PLC *                                           124,755              99
CRH PLC                                                       1,568              36
Diageo PLC                                                   63,766             784
Dixons Group PLC                                             57,758             164
Electrocomponents PLC                                        21,418             125
EMI Group PLC                                                30,018             120
Exel PLC                                                     14,375             181
GKN PLC                                                      31,404             125
GlaxoSmithKline PLC                                         118,295           2,408
GUS PLC                                                      24,056             367

                                                           SHARES           VALUE
                                                           ------           -----
Hanson PLC                                                   25,501             174
Hays PLC                                                     62,883             134
HBOS PLC                                                     78,153             955
Hilton Group PLC                                             50,874             239
HSBC Holdings PLC                                           218,643           3,394
Imperial Chemical Industries PLC                             36,290             144
Imperial Tobacco Group PLC                                   16,449             362
InterContinental Hotels Group PLC                            22,908             233
Internaltional Power PLC *                                   15,670              15
International Power PLC *                                    47,485             116
Invensys PLC *                                              181,496              48
ITV PLC                                                     111,218             207
J Sainsbury PLC                                              36,155             169
J Sainsbury PLC, B Shares *                                  41,321              26
Johnson Matthey PLC                                           6,694             109
Kingfisher PLC                                               56,737             283
Land Securities Group PLC                                    18,025             373
Legal & General Group PLC                                   178,425             319
Lloyds TSB Group PLC                                        116,996             878
LogicaCMG PLC                                                25,439              73
Man Group PLC                                                 7,966             190
Marks & Spencer Group PLC                                    53,515             339
Mitchells & Butlers PLC                                      25,395             118
National Grid Transco PLC                                    66,406             554
NEXT PLC                                                      8,151             218
Pearson PLC                                                  21,970             245
Peninsular & Oriental Steam Navigation Co. (The)             31,136             134
Provident Financial PLC                                      12,076             129
Prudential PLC                                               47,843             378
Reckitt Benckiser PLC                                        13,431             353
Reed Elsevier PLC                                            34,159             302
Rentokil Initial PLC                                         59,040             160
Reuters Group PLC                                            35,389             204
Rio Tinto PLC                                                22,176             549
Royal & Sun Alliance Insurance Group PLC                     82,055             104
Royal Bank of Scotland Group PLC (The)                       60,020           1,670
Sage Group PLC (The)                                         41,577             122
Scottish & Newcastle PLC                                     24,712             176
Scottish & Southern Energy PLC                               23,588             313
Scottish Power PLC                                           45,468             329
Severn Trent PLC                                             12,358             193
Shell Transport & Trading Co. PLC (The)                     189,974           1,386
Smith & Nephew PLC                                           23,261             209
Smiths Group PLC                                             17,054             213
Tesco PLC                                                   167,679             803
Unilever PLC                                                 56,564             484
United Utilities PLC                                         20,748             204
United Utilities PLC, Class A                                14,780              97
Vodafone Group PLC                                        1,389,532           3,156
Wolseley PLC                                                 15,809             241
WPP Group PLC                                                26,498             236
                                                                          ---------
                                                                             39,580
                                                                          ---------
TOTAL FOREIGN COMMON STOCK (COST $320,075)                                  359,076
                                                                          ---------

                                                           SHARES           VALUE
                                                           ------           -----
FOREIGN PREFERRED STOCK  (0.6%)

AUSTRALIA  (0.2%)
News Corp. Ltd., Pfd. *                                      85,162             631
                                                                          ---------

GERMANY  (0.4%)
Fresenius Medical Care AG                                     3,846             280
Henkel KGaA, Vorzug                                           5,783             420
Porsche AG                                                      872             529
ProSiebenSat.1 Media AG                                       9,896             173
Volkswagen AG                                                11,196             296
                                                                          ---------
                                                                              1,698
                                                                          ---------
TOTAL FOREIGN PREFERRED STOCK (COST $2,193)                                   2,329
                                                                          ---------

EXCHANGE TRADED FUNDS  (1.3%)

EXCHANGE TRADED FUNDS  (1.3%)
iShares MSCI EAFE Index                                      10,890           1,509
iShares MSCI EAFE Index Fund (h)                             11,020           1,527
iShares MSCI Italy Index Fund (h)                            33,358             679
iShares MSCI Japan Index Fund                                37,200             371
Webs Index Fund, Inc. - Germany Index Series                 58,440             874
                                                                          ---------
TOTAL EXCHANGE TRADED FUNDS (COST $4,951)                                     4,960
                                                                          ---------

RIGHTS  (0.0%)

LUXEMBOURG  (0.0%)
Arcelor SA                                                   22,987              10
                                                                          ---------
SPAIN  (0.0%)
Sacyr Vallehermoso Group *                                   15,102               5
                                                                          ---------
TOTAL RIGHTS (COST $0)                                                           15
                                                                          ---------

WARRANT  (0.0%)

SINGAPORE  (0.0%)
City Development Warrants                                     2,800               6
                                                                          ---------
TOTAL WARRANT (COST $0)                                                           6
                                                                          ---------

SHORT-TERM INVESTMENTS  (7.5%)

CASH & EQUIVALENTS  (7.5%)
Boston Global Investment Trust - Enhanced Portfolio      22,164,853          22,165
Brown Brothers Harriman & Co., Cayman Islands
  Cash Sweep                                              5,815,464           5,815
                                                                          ---------
TOTAL SHORT-TERM INVESTMENTS (COST $27,980)                                  27,980
                                                                          ---------

TOTAL INVESTMENTS (COST $355,360) (C)   -   105.2%                          394,663

LIABILITIES IN EXCESS OF OTHER ASSETS   -   (5.2)%                          (19,520)
                                                                          ---------

NET ASSETS   -   100.0%                                                   $ 375,143
                                                                          =========

------------
SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

STI CLASSIC EQUITY FUNDS
LIFE VISION AGGRESSIVE GROWTH FUND
Schedule of Portfolio Investments
August 31, 2004
(Unaudited)
(Amounts in thousands, except shares)

                                                       SHARES                  VALUE
                                                     -----------             -----------
EQUITY FUNDS(95.8%)

STI Classic Aggressive Growth Stock                      285,553             $     2,607
Fund, T Shares (d) *
STI Classic Capital Appreciation Fund,                   925,205                  10,946
T Shares (d) *

STI Classic Emerging Growth Stock Fund, T                 51,749                     436
Shares (d)
STI Classic Growth and Income Fund,                      568,349                   8,349
T Shares (d)

STI Classic International Equity Index                   635,410                   7,021
Fund, T Shares (d)
STI Classic Mid-Cap Equity Fund, T                       171,787                   1,757
Shares (d)

STI Classic Mid-Cap Value Equity                         161,528                   1,759
Fund, T Shares (d)
STI Classic Small Cap Growth Stock                        45,351                     875
Fund, T Shares (d) *

STI Classic Small Cap Value Equity                        72,014                   1,318
Fund, T Shares (d)
STI Classic Strategic Quantitative                       149,413                   1,747
Equity Fund, T Shares (d) *

STI Classic Value Income Stock Fund,                     455,228                   5,276
                                                                             -----------
T Shares (d)

TOTAL EQUITY FUNDS (COST $39,530)                                                 42,091
                                                                             -----------

MONEY MARKET FUNDS(4.2%)

STI Classic Prime Quality Money                        1,854,734                   1,855
                                                                             -----------
Market Fund, T Shares (d)

TOTAL MONEY MARKET FUNDS (COST $1,855)                                             1,855
                                                                             -----------

TOTAL INVESTMENTS (COST $41,385) (C)-100 0%                                       43,946
LIABILITIES IN EXCESS OF OTHER ASSETS-0.0%                                           (11)
                                                                             -----------
NET ASSETS-100.0%                                                            $    43,935
                                                                             ===========

------------
SEE NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS.

STI CLASSIC EQUITY FUNDS
LIFE VISION CONSERVATIVE FUND
Schedule of Portfolio Investments
August 31, 2004
(Unaudited)
(Amounts in thousands, except shares)

                                                       SHARES                  VALUE
                                                     -----------             -----------
EQUITY FUNDS(25.2%)

STI Classic Aggressive Growth Stock                        6,227             $        57
Fund, T Shares (d) *
STI Classic Capital Appreciation Fund,                    33,897                     401
T Shares (d) *

STI Classic Growth and Income Fund,                       23,509                     345
T Shares (d)
STI Classic International Equity Index                    20,724                     229
Fund, T Shares (d)

STI Classic Mid-Cap Equity Fund, T                         5,624                      58
Shares (d)
STI Classic Mid-Cap Value Equity                           5,288                      58
Fund, T Shares (d)

STI Classic Small Cap Growth Stock                         2,961                      57
Fund, T Shares (d) *
STI Classic Small Cap Value Equity                         3,139                      57
Fund, T Shares (d)

STI Classic Strategic Quantitative                         4,883                      57
Equity Fund, T Shares (d) *
STI Classic Value Income Stock Fund,                       9,936                     115
                                                                             -----------
T Shares (d)

TOTAL EQUITY FUNDS (COST $1,318)                                                   1,434
                                                                             -----------

FIXED INCOME FUNDS(71.6%)

STI Classic High Income Fund, T                           44,910                     338
Shares (d)
STI Classic Institutional High Quality                    22,567                     226
Bond Fund, T Shares (d)

STI Classic Institutional Total Return                   123,871                   1,245
Bond Fund, T Shares (d)
STI Classic Limited-Term Federal                         175,786                   1,810
Mortgage Securities Fund, T Shares (d)

STI Classic Short-Term U.S. Treasury                      22,255                     225
Securities Fund, T Shares (d)
STI Classic U.S. Government Securities                    21,471                     226
                                                                             -----------
 Fund, T Shares  (d)

TOTAL FIXED INCOME FUNDS (COST $4,047)                                             4,070
                                                                             -----------

MONEY MARKET FUNDS(3.0%)

STI Classic Prime Quality Money                          171,113                     171
                                                                             -----------
Market Fund, T Shares (d)

TOTAL MONEY MARKET FUNDS (COST $171)                                                 171
                                                                             -----------

TOTAL INVESTMENTS (COST $5,536) (c)-99.8%                                          5,675
OTHER ASSETS IN EXCESS OF LIABILITIES-0.2%                                            11
                                                                             -----------
NET ASSETS-100.0%                                                            $     5,686
                                                                             ===========

------------
SEE NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS.

STI CLASSIC FUNDS
LIFE VISION GROWTH AND INCOME FUND
Schedule of Portfolio Investments
August 31, 2004
(Unaudited)
(Amounts in thousands, except shares)

                                                         SHARES                VALUE
                                                       ---------             -----------
EQUITY FUNDS(72.2%)

STI Classic Aggressive Growth Stock                      524,705             $     4,791
Fund, T Shares (d) *
STI Classic Capital Appreciation Fund,                 1,527,825                  18,074
T Shares (d) *

STI Classic Emerging Growth Stock Fund, T                114,812                     968
Shares (d)
STI Classic Growth and Income Fund,                      919,974                  13,514
T Shares (d)

STI Classic International Equity Index                 1,041,907                  11,513
Fund, T Shares (d)
STI Classic Mid-Cap Equity Fund, T                       280,162                   2,866
Shares (d)

STI Classic Mid-Cap Value Equity                         264,028                   2,875
Fund, T Shares (d)
STI Classic Small Cap Growth Stock                        49,626                     958
Fund, T Shares (d) *

STI Classic Small Cap Value Equity                       104,635                   1,915
Fund, T Shares (d)
STI Classic Strategic Quantitative                       243,491                   2,846
Equity Fund, T Shares (d) *

STI Classic Value Income Stock Fund,                     840,199                   9,738
                                                                             -----------
T Shares (d)

TOTAL EQUITY FUNDS (COST $64,733)                                                 70,058
                                                                             -----------

FIXED INCOME FUNDS(24.1%)

STI Classic High Income Fund, T                          258,247                   1,945
Shares (d)
STI Classic Institutional High Quality                    97,296                     976
Bond Fund, T Shares (d)

STI Classic Institutional Total Return                   777,588                   7,815
Bond Fund, T Shares (d)
STI Classic Limited-Term Federal                       1,042,059                  10,722
Mortgage Securities Fund, T Shares (d)

STI Classic Short-Term U.S. Treasury                      95,855                     971
Securities Fund, T Shares (d)
STI Classic U.S. Government Securities                    92,565                     976
                                                                             -----------
 Fund, T Shares (d)

TOTAL FIXED INCOME FUNDS (COST $23,226)                                           23,405
                                                                             -----------

MONEY MARKET FUNDS                                                                  (3.6%)

STI Classic Prime Quality Money                        3,480,073                   3,480
                                                                             -----------
Market Fund, T Shares (d)

TOTAL MONEY MARKET FUNDS (COST $3,480)                                             3,480
                                                                             -----------

TOTAL INVESTMENTS (COST $91,439) (c)-99.9%                                        96,943
OTHER ASSETS IN EXCESS OF LIABILITIES-0.1%                                            70
                                                                             -----------

NET ASSETS-100.0%                                                            $    97,013
                                                                             ===========

------------

SEE NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS.

STI CLASSIC FUNDS
LIFE VISION MODERATE GROWTH FUND
Schedule of Portfolio Investments
August 31, 2004
(Unaudited)
(Amounts in thousands, except shares)

                                                       SHARES                  VALUE
                                                     -----------             -----------
EQUITY FUNDS (55.0%)

STI Classic Aggressive Growth Stock                      611,843             $     5,586
Fund, T Shares (d) *
STI Classic Capital Appreciation Fund,                 1,655,004                  19,579
T Shares (d) *

STI Classic Growth and Income Fund,                    1,046,226                  15,369
T Shares (d)
STI Classic International Equity Index                 1,133,865                  12,529
Fund, T Shares (d)

STI Classic Mid-Cap Equity Fund, T                       275,078                   2,814
Shares (d)
STI Classic Mid-Cap Value Equity                         258,381                   2,814
Fund, T Shares (d)

STI Classic Small Cap Growth Stock                       145,280                   2,804
Fund, T Shares (d) *
STI Classic Small Cap Value Equity                       152,817                   2,797
Fund, T Shares (d)

STI Classic Strategic Quantitative                       237,752                   2,779
Equity Fund, T Shares (d) *
STI Classic Value Income Stock Fund,                     847,253                   9,820
                                                                             -----------
T Shares (d)

TOTAL EQUITY FUNDS (COST $69,146)                                                 76,891
                                                                             -----------

FIXED INCOME FUNDS(41.8%)

STI Classic High Income Fund, T                          738,878                   5,564
Shares (d)
STI Classic Institutional High Quality                   277,633                   2,785
Bond Fund, T Shares (d)

STI Classic Institutional Total Return                 1,801,023                  18,100
Bond Fund, T Shares (d)
STI Classic Limited-Term Federal                       2,568,098                  26,425
Mortgage Securities Fund, T Shares (d)

STI Classic Short-Term U.S. Treasury                     273,796                   2,774
Securities Fund, T Shares (d)
STI Classic U.S. Government Securities                   264,148                   2,784
                                                                             -----------
 Fund, T Shares (d)

TOTAL FIXED INCOME FUNDS (COST $57,648)                                           58,432
                                                                             -----------

MONEY MARKET FUNDS(3.1%)

STI Classic Prime Quality Money                        4,273,382                   4,273
                                                                             -----------
Market Fund, T Shares (d)

TOTAL MONEY MARKET FUNDS (COST $4,273)                                             4,273
                                                                             -----------

TOTAL INVESTMENTS (COST $131,067) (C)- 99.9%                                     139,596
OTHER ASSETS IN EXCESS OF LIABILITIES- 0 1%                                          161
                                                                             -----------
NET ASSETS-100.0%                                                            $   139,757
                                                                             ===========

------------
SEE NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS.

STI CLASSIC EQUITY FUNDS
MID-CAP EQUITY FUND
Schedule of Portfolio Investments
August 31, 2004
(Unaudited)
(Amounts in thousands, except shares)

                                                       SHARES
                                                         OR
                                                     PRINCIPAL
                                                       AMOUNT                   VALUE
                                                     -----------             -----------
COMMON STOCKS(97.2%)

7-Eleven, Inc. *                                          76,470             $     1,477
Abercrombie & Fitch Co.,  Class A                         70,520                   1,975
Adobe Systems, Inc.                                       28,850                   1,323
Advanced Micro Devices, Inc. * (h)                        37,030                     423
Amerada Hess Corp.                                        45,600                   3,671
American Axle & Manufacturing                             56,610                   1,919
Holdings, Inc. (h)

Annaly Mortgage Management, Inc. (h)                      90,230                   1,611

Anthem, Inc. *                                            44,520                   3,617
Apple Computer, Inc. *                                    37,970                   1,310
Arch Capital Group Ltd. *                                 10,650                     390
Arch Coal, Inc.                                           21,110                     680
Archer Daniels Midland Co.                                63,540                   1,015
Arrow Electronics, Inc. *                                 75,595                   1,636
Ashland, Inc.                                             56,220                   2,891
Avaya, Inc. *                                            113,977                   1,381
Avnet, Inc. *                                             71,000                   1,127
Ball Corp.                                               121,280                   4,529
Bear Stearns Co., Inc.                                     7,220                     635
Bed Bath & Beyond, Inc. *                                 38,990                   1,459
Biomet, Inc.                                              27,740                   1,266
BMC Software, Inc. *                                      40,125                     601
Brandywine Realty Trust                                   32,750                     969
Choice Hotels International, Inc.                         61,020                   3,164
CIGNA Corp.                                               59,200                   3,939
Citizens Communications Co.                               87,620                   1,107
Coach, Inc. *                                             25,810                   1,088
Comerica, Inc.                                            33,540                   2,017
Computer Associates International, Inc.                   42,305                   1,025

Corning, Inc. *                                          137,200                   1,388
Coventry Health Care, Inc. *                              23,205                   1,178
Deluxe Corp.                                              37,510                   1,602
Dollar General Corp.                                      69,940                   1,378
E*TRADE Financial Corp. *                                 86,920                   1,024
Eaton Corp.                                               35,630                   2,150
Electronic Arts, Inc. *                                   66,300                   3,300
Electronic Data Systems Corp.                             35,480                     682
Equitable Resources, Inc.                                 84,720                   4,443
Equity Office Properities Trust                           74,170                   2,118
First Citizens Bancshares, Inc.                           17,850                   2,089
Freeport-McMoRan Copper & Gold,                           20,170                     759
Inc., Class A

Genzyme Corp. *                                           23,400                   1,264
H & R Block, Inc.                                         38,150                   1,841
Hospitality Properties Trust                              79,250                   3,324
Humana, Inc. *                                            65,510                   1,245
IMClone Systems, Inc. *                                   21,970                   1,171

International Game Technology                             32,620                     941
Intuit, Inc. *                                            42,970                   1,817
Iron Mountain, Inc. *                                     19,575                     603
Jefferies Group, Inc.                                     35,980                   1,206
Juniper Networks, Inc. *                                  55,550                   1,272
Knight-Ridder, Inc.                                       22,640                   1,459
Laboratory Corp. of America Holdings                      34,880                   1,451
*
Legg Mason, Inc.                                           8,378                     676
Lennar Corp.                                              38,190                   1,749
Lexington Corp. Properties Trust (h)                      66,460                   1,406
Limited Brands, Inc.                                      32,920                     661
Lincoln National Corp.                                    63,170                   2,862
LSI Logic Corp. *                                         99,470                     480
Lubrizol Corp. (The) (h)                                  49,080                   1,750
M & T Bank Corp.                                          11,660                   1,107
M. D. C. Holdings, Inc.                                   26,190                   1,803
Marathon Oil Corp.                                        97,600                   3,540
Marvel Enterprises, Inc. *                                19,775                     290
May Department Stores Co. (The)                           97,670                   2,394
MBIA, Inc.                                                14,300                     819
McAfee, Inc. *                                            24,040                     476
McGraw-Hill Cos., Inc. (The)                              29,450                   2,230
Medco Health Solutions, Inc. *                            36,170                   1,130
Molex, Inc. (h)                                           40,190                   1,160
Monsanto Co.                                             100,130                   3,665
National Semiconductor Corp. *                            60,830                     811
New York Times Co., Class A, (The)                        26,610                   1,081
Northeast Utilities                                      159,170                   3,051
Novellus Systems, Inc. *                                  52,650                   1,286
NVR, Inc. * (h)                                            3,150                   1,582
Old Dominion Freight Line, Inc. *                         17,790                     500
Onyx Pharmaceuticals, Inc. * (h)                          14,251                     529
PacifiCare Health Systems, Inc. *                         18,880                     616
PartnerRe Ltd.                                            35,980                   1,847
Pitney Bowes, Inc.                                        78,210                   3,407
PMI Group, Inc., (The)                                    42,010                   1,745
Principal Financial Group, Inc.                           44,800                   1,555
Radian Group, Inc.                                        50,560                   2,240
Regions Financial Corp.                                   33,290                   1,075
Reynolds American, Inc.                                   56,490                   4,265
Rockwell Collins, Inc.                                    97,810                   3,364
Ryder System, Inc.                                        46,150                   2,022
Ryland Group, Inc., (The)                                 47,970                   4,230
Scholastic Corp. * (h)                                    45,000                   1,316
Sears, Roebuck & Co.                                      22,070                     845
Senior Housing Properties Trust                           53,466                     936
Sepracor, Inc. *                                          31,570                   1,566
Siebel Systems, Inc. *                                    88,680                     675
Southwest Airlines Co.                                   155,760                   2,308
Sovereign BanCorp                                         47,880                   1,047
St. Paul Travelers Cos., Inc., (The)                      54,180                   1,880
Staples, Inc.                                             47,200                   1,354
Student Loan Corp., (The)                                 28,020                   4,027
SunGard Data Systems, Inc. *                              26,380                     607
Symantec Corp. *                                          40,070                   1,922
Textron, Inc.                                             43,080                   2,735
TJX Cos., Inc., (The)                                     63,380                   1,341
UGI Corp. (h)                                            129,050                   4,408
UnionBanCal Corp.                                         22,940                   1,364
Universal Technical Institute, Inc. * (h)                 15,080                     413

Unocal Corp.                                              19,350                     723
Valero Energy Corp.                                       17,950                   1,185
VERITAS Software Corp. *                                  52,645                     880
Webster Financial Corp.                                   68,830                   3,385
Western Wireless Corp., Class A *                         16,020                     402
Xcel Energy, Inc.                                         77,590                   1,369
Xerox Corp. *                                            164,030                   2,203
YUM! Brands, Inc.                                         92,490                   3,672
                                                                             -----------
TOTAL COMMON STOCKS (COST $175,485)                                              193,917
                                                                             -----------

REPURCHASE AGREEMENT(2.6%)

BNP Paribas                                          $     5,131                   5,131
                                                                             -----------
1.535%, dated 08/31/04, to be repurchased
 on 09/01/04, repurchase price $5,131,095
 (collateralized by FNMA obligations;
total market value $5,234,310)


TOTAL REPURCHASE AGREEMENT (COST $5,131)                                           5,131
                                                                             -----------

SHORT-TERM INVESTMENT(3.9%)

Boston Global Investment Trust -                       7,735,625                   7,736
                                                                             -----------
Enhanced Portfolio (m)

TOTAL SHORT-TERM INVESTMENT (COST $7,736)                                          7,736
                                                                             -----------

TOTAL INVESTMENTS (COST $188,352) (c)- 103.7%                                    206,784
LIABILITIES IN EXCESS OF OTHER ASSETS- (3.7)%                                     (7,401)
                                                                             -----------
NET ASSETS-100.0%                                                            $   199,383
                                                                             ===========

------------
SEE NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS.

STI CLASSIC FUNDS
MID-CAP VALUE EQUITY FUND
Schedule of Portfolio Investments
August 31, 2004
(Unaudited)
(Amounts in thousands, except shares)

                                                       SHARES                   VALUE
                                                     -----------             -----------
COMMON STOCKS (97.9%)

A.G. Edwards, Inc. (h)                                    53,300             $     1,854
ACE Ltd.                                                  53,200                   2,051
Adolph Coors Co., Class B (h)                             17,200                   1,178
Air Products & Chemicals, Inc.                            71,500                   3,744
Alliance Capital Management Holding                       76,100                   2,608
L.P.
Ameren Corp. (h)                                          37,600                   1,758
American Electric Power Co., Inc. (h)                     30,000                     982
American Power Conversion Corp.                          174,500                   2,932
Assurant, Inc.                                            67,300                   1,786
Assured Guaranrty Ltd. (h)                               134,300                   2,153
Astoria Financial Corp. (h)                               68,300                   2,482
Bear Stearns Co., Inc.                                    38,900                   3,419
Belo Corp., Class A (h)                                  115,700                   2,654
Bemis Co., Inc.                                           48,000                   1,269
Bowater, Inc. (h)                                         51,600                   1,854
CenturyTel, Inc.                                          69,800                   2,247
Cintas Corp.                                              72,100                   2,957
Clorox Co. (The)                                          51,800                   2,738
Comerica, Inc. (h)                                        38,000                   2,286
Developers Diversified Realty Corp.                       34,300                   1,293
Diebold, Inc. (h)                                         77,300                   3,780
Dollar General Corp.                                     205,500                   4,047
Embraer-Empresa Brasileira de                             98,100                   2,605
Aeronautica S.A. ADR
FirstEnergy Corp. (h)                                     32,600                   1,312
FirstMerit Corp. (h)                                      96,000                   2,529
Fomento Economico Mexicano SA                             63,200                   2,732
ADR
FPL Group, Inc. (h)                                       14,900                   1,031
GlobalSantaFe Corp.                                       83,200                   2,320
H.J. Heinz Co.                                            68,200                   2,585
Harris Corp.                                              56,900                   2,740
Health Management Associates, Inc.,                       92,700                   1,772
Class A (h)
Hilton Hotels Corp. (h)                                  178,100                   3,179
Huntington Bancshares, Inc.                               76,200                   1,880
Intersil Corp., Class A                                  193,400                   3,371
J.M. Smucker Co. (The)                                    18,800                     864
Kerr McGee Corp.                                          24,600                   1,298
KeyCorp (h)                                               49,600                   1,555
KeySpan Corp. (h)                                         29,000                   1,105
Lear Corp. (h)                                            33,700                   1,816
Lubrizol Corp. (The)                                      41,400                   1,476
Lyondell Chemical Co. (h)                                165,200                   3,253
Manor Care, Inc.                                          50,200                   1,540
Marathon Oil Corp.                                        99,400                   3,605
Masco Corp.                                               39,300                   1,263
Mattel, Inc. (h)                                         232,300                   3,738
May Department Stores Co. (The) (h)                      103,000                   2,525
Mellon Financial Corp.                                    90,400                   2,609

Molex, Inc. (h)                                          129,900                   3,750
Mylan Laboratories, Inc.                                 129,600                   2,258
Newell Rubbermaid, Inc.                                   86,800                   1,869
NiSource, Inc.                                            79,700                   1,658
Noble Energy, Inc.                                        30,100                   1,550
Northern Trust Corp. (h)                                  76,500                   3,293
Old Republic International Corp.                          74,150                   1,746
Omnicare, Inc.                                            44,100                   1,276
Pall Corp. (h)                                           122,800                   2,991
PartnerRe Ltd.                                            27,500                   1,412
Pier 1 Imports, Inc. (h)                                 150,200                   2,606
Pitney Bowes, Inc.                                        32,000                   1,394
Platinum Underwriters Holdings Ltd.                       92,100                   2,614
(h)
PPG Industries, Inc. (h)                                  40,100                   2,397
PPL Corp.                                                 28,300                   1,354
Provident Financial Services, Inc. (h)                   170,700                   3,049
R.R. Donnelley & Sons Co. (h)                             49,100                   1,509
Reynolds & Reynolds Co. (The) Class                      107,300                   2,636
A (h)
Rockwell Automation, Inc. (h)                            122,500                   4,777
Sappi Ltd. ADR                                           163,700                   2,307
Shire Pharmaceuticals Group, PLC ADR                      41,700                   1,081
*
South Financial Group, Inc. (The) (h)                    106,800                   3,037
Teleflex, Inc.                                            56,300                   2,462
UnionBanCal Corp. (h)                                     29,100                   1,730
Unocal Corp.                                              69,600                   2,599
Werner Enterprises, Inc. (h)                              95,000                   1,683
Zions Bancorp                                             38,100                   2,373
                                                                             -----------
TOTAL COMMON STOCKS (COST $162,602)                                              168,186
                                                                             -----------

MONEY MARKET FUNDS(3.2%)

Federated Prime Obligations Fund,                      5,560,747                   5,561
                                                                             -----------
Class I

TOTAL MONEY MARKET FUNDS (COST $5,561)                                             5,561
                                                                             -----------

SHORT-TERM INVESTMENT(21.2%)

Boston Global Investment Trust -                      36,416,925                  36,417
                                                                             -----------
Enhanced Portfolio (m)

TOTAL SHORT-TERM INVESTMENT (COST $36,417)                                        36,417
                                                                             -----------

TOTAL INVESTMENTS (COST $204,580) (C)-122.3%                                     210,164
LIABILITIES IN EXCESS OF OTHER ASSETS-(22.3)%                                    (38,344)
                                                                             -----------
NET ASSETS-100.0%                                                            $   171,820
                                                                             ===========

------------
SEE NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS.

STI CLASSIC EQUITY FUNDS
SMALL CAP GROWTH STOCK FUND
Schedule of Portfolio Investments
August 31, 2004
(Unaudited)
(Amounts in thousands, except shares)

                                                       SHARES
                                                         OR
                                                     PRINCIPAL
                                                       AMOUNT                   VALUE
                                                     -----------             -----------
COMMON STOCKS(99.7%)

4Kids Entertainment, Inc. * (h)                          190,000             $     3,312
Activision, Inc. *                                       300,000                   4,317
Actuant Corp. * (h)                                      185,000                   6,999
Aeroflex, Inc. *                                          44,755                     451
Aeropostale, Inc. *                                      210,000                   6,542
Affiliated Managers Group, Inc. * (h)                    120,000                   5,885
Agrium, Inc.                                             400,000                   6,220
Albany International Corp. (h)                           130,000                   3,790
America's Car-Mart, Inc. * (h)                            99,378                   3,187
American Medical Security Group, Inc.                    100,000                   2,254
*
American Safety Insurance Holdings Ltd.                  115,000                   1,279
*
American Software, Inc.                                  426,000                   2,556
AMX Corp. *                                              270,400                   4,867
Andrx Corp. *                                            160,000                   3,226
AnnTaylor Stores Corp. *                                 100,000                   2,417
ANSYS, Inc. *                                            100,000                   4,510
Anteon International Corp. *                             185,000                   6,077
Arch Capital Group Ltd. *                                130,000                   4,758
Ascential Software Corp. * (h)                           100,000                   1,296
Aspen Technology, Inc. * (h)                             570,000                   3,300
ATMI, Inc. * (h)                                         150,000                   2,826
AuthentiDate Holding Corp. *                             440,000                   3,080
Axcan Pharma, Inc. * (h)                                 200,000                   3,534
Axcelis Technologies, Inc. * (h)                         350,000                   2,730
Bandag, Inc.                                              70,000                   3,203
Bank of the Ozarks, Inc. (h)                             110,000                   2,882
BankAtlantic Bancorp, Inc.                               200,000                   3,542
bebe stores, inc. * (h)                                  260,000                   4,724
Bennett Environmental, Inc. * (h)                        191,485                   1,076
BJ's Wholesale Club, Inc. * (h)                           50,000                   1,266
Bombay Co., Inc. (The) * (h)                             100,000                     550
Bradley Pharmaceuticals, Inc. * (h)                      270,000                   6,507
Briggs & Stratton Corp. (h)                               80,000                   6,007
Brown Shoe Co., Inc.                                      80,000                   2,122
C-COR, Inc. * (h)                                        400,000                   3,144
Cache, Inc. *                                            200,000                   2,688
CACI International, Inc. * (h)                           125,000                   6,086
Cal Dive International, Inc. *                           170,000                   5,078
Captiva Software Corp. *                                 460,000                   4,835
Carrier Access Corp. * (h)                               300,000                   2,067
Casual Male Retail Group, Inc. * (h)                     350,000                   2,062
CBRL Group, Inc.                                         130,000                   4,144
Celadon Group, Inc. *                                    247,000                   4,187
CellStar Corp. *                                         140,000                     673
Central Garden & Pet Co. *                                70,000                   2,194
Chattem, Inc. * (h)                                      200,000                   6,098

CIBER, Inc. * (h)                                        170,000                   1,146
Coldwater Creek, Inc. *                                  200,000                   4,024
Commercial Capital Bancorp, Inc.                          50,000                   1,084
Commercial Metals Co. (h)                                200,000                   6,996
Computer Network Technology Corp. *                      127,533                     394
(h)
Comstock Resources, Inc. *                                90,000                   1,659
Concorde Career Colleges, Inc. *                             923                      13
Conn's, Inc. * (h)                                       200,000                   3,042
Connetics Corp. * (h)                                    295,000                   7,568
Cooper Tire & Rubber Co. (h)                             200,000                   4,528
Copart, Inc. *                                           160,000                   3,475
Core Laboratories N.V. *                                 210,000                   4,593
Corrections Corp. of America *                           130,000                   4,503
Corus Bankshares, Inc.                                    95,000                   4,073
Cott Corp. *                                             130,000                   3,524
Covenant Transportation, Inc., Class A                    80,000                   1,560
*
Creo, Inc. *                                             350,000                   2,831
CSK Auto Corp. *                                         360,000                   4,226
CTS Corp. (h)                                            200,000                   2,280
Cypress Semiconductor Corp. *                            300,000                   2,928
Dendrite International, Inc. *                           220,000                   2,838
Digi International, Inc. *                               500,000                   5,625
Ditech Communications Corp. * (h)                        360,000                   7,746
Dot Hill Systems Corp. *                                 580,000                   4,443
Dycom Industries, Inc. *                                 205,000                   5,273
EarthLink, Inc. *                                        210,000                   2,102
Electronics Boutique Holdings Corp. *                    135,000                   4,122
(h)
Elizabeth Arden, Inc. *                                  210,000                   4,324
ElkCorp                                                  205,000                   5,127
Emmis Communications Corp., Class A                      140,000                   2,695
*
EMS Tecnologies, Inc. * (h)                              176,489                   2,824
Encore Wire Corp. * (h)                                  352,500                   4,392
Engineered Support System, Inc.                           80,000                   3,457
Epicor Software Corp. *                                  200,000                   1,980
Finish Line, Inc. (The)                                   70,000                   2,031
Florida Rock Industries, Inc.                             90,000                   4,095
Fremont General Corp.                                    195,000                   3,931
Gardner Denver, Inc. *                                   110,000                   3,050
General Maritime Corp. *                                 100,000                   2,728
Genesco, Inc. * (h)                                      180,000                   4,055
Genlyte Group, Inc. (The) *                               95,000                   5,672
Gentiva Health Services Inc. * (h)                       230,000                   3,560
Georgia Gulf Corp.                                       160,000                   6,072
Gevity HR, Inc. (h)                                      300,000                   5,352
Global Payments, Inc.                                     55,000                   2,440
Goody's Family Clothing, Inc. (h)                        320,000                   2,448
Griffon Corp. * (h)                                      291,162                   5,829
Guilford Pharmaceuticals, Inc. * (h)                     200,000                   1,062
Guitar Center, Inc. * (h)                                115,000                   4,710
Harvest Natural Resources, Inc. *                        410,000                   5,445
Headwaters, Inc. * (h)                                   280,000                   8,571
Hologic, Inc. * (h)                                      140,000                   2,593
Hooker Furniture Corp.                                    38,219                   1,014
Hot Topic, Inc. * (h)                                     93,171                   1,407
Hypercom Corp. *                                         700,000                   5,110
Hyperion Solutions Corp. *                               100,000                   3,656
ICU Medical, Inc. * (h)                                   50,000                   1,310
II-VI , Inc.                                              80,000                   3,045

IMCO Recycling, Inc. * (h)                               329,900                   3,424
Infocrossing, Inc. *                                     139,109                     783
Infocrossing, Inc. * (h)                                 537,000                   7,260
Integrated Device Technology, Inc. *                     442,300                   4,737
Intuitive Surgical, Inc. * (h)                           240,000                   5,820
IXYS Corp. *                                             400,000                   2,656
J. B. Hunt Transport Services, Inc.                      155,000                   5,255
JAKKS Pacific, Inc. *                                     93,000                   1,821
Jarden Corp. *                                           100,000                   3,029
Jos. A. Bank Clothiers, Inc. * (h)                       328,750                   8,865
Jupitermedia Corp. *                                     140,000                   2,012
K2 , Inc. * (h)                                          250,000                   3,310
Key Energy Services, Inc. *                              300,000                   3,027
Kforce, Inc. *                                           300,000                   1,971
Kos Pharmaceuticals, Inc. * (h)                          116,000                   4,237
Labor Ready, Inc. * (h)                                  240,000                   2,974
Landry's Restaurants, Inc. (h)                            75,000                   1,985
Levitt Corp.                                              70,000                   1,576
Lexar Media, Inc. *                                        9,398                      54
Lionbridge Technologies, Inc. * (h)                      520,000                   4,144
Magnum Hunter Resources, Inc. *                          500,000                   5,095
MarineMax, Inc. *                                        180,000                   3,528
Martek Biosciences Corp. * (h)                           110,000                   5,874
Marten Transport Ltd. *                                  310,000                   5,388
Maverick Tube Corp. *                                    180,000                   5,332
Mercury Computer Systems, Inc. * (h)                     190,000                   5,134
Metrologic Instruments, Inc. * (h)                       200,000                   2,878
MGI PHARMA, Inc. *                                       200,000                   4,646
Mine Safety Appliances Co. (h)                           140,000                   5,534
MPS Group, Inc. *                                        140,000                   1,250
Mueller Industries, Inc.                                 145,000                   5,697
Mykrolis Corp. *                                         180,000                   1,589
National-Oilwell, Inc. *                                 140,000                   4,186
Navigant Consulting, Inc. * (h)                          380,000                   7,284
Network Technology, PLC * (h)                            179,056                   1,194
New Frontier Media, Inc. *                               469,269                   3,646
Newport Corp. *                                          100,000                   1,250
NICE Systems Ltd. *                                      230,000                   4,469
Noble International Ltd.                                 180,000                   3,670
Northwest Bancorp, Inc.                                  100,000                   2,146
O'Charley's, Inc. * (h)                                  220,000                   3,573
OMI Corp.                                                370,000                   4,706
Orbital Sciences Corp. * (h)                             340,000                   3,628
Overnite Corp.                                           135,000                   4,109
P.A.M. Transportation Services, Inc. *                   180,000                   3,341
(h)
Pacer International, Inc. * (h)                          120,000                   1,860
Palomar Medical Technologies, Inc. *                     200,000                   3,650
Penn National Gaming, Inc. * (h)                         220,000                   8,547
Per-Se Technologies, Inc. * (h)                          330,000                   4,135
Performance Technologies, Inc. *                         235,000                   1,408
Phoenix Companies, Inc. (The) (h)                        430,000                   4,528
Platinum Underwriters Holdings Ltd.                      120,000                   3,406
Possis Medical, Inc. *                                   200,000                   3,500
Power-One, Inc. * (h)                                    550,000                   4,131
Protein Design Labs, Inc. * (h)                          385,000                   7,057
Province Healthcare Co. *                                300,000                   5,862
Quiksilver, Inc. *                                       190,000                   4,133
R & G Financial Corp., Class B                           160,000                   5,533
Radyne ComStream, Inc. *                                 563,333                   3,949
RARE Hospitality International, Inc. *                   105,000                   2,839
(h)

Rayovac Corp. *                                          180,000                   4,138
Reliance Steel & Aluminum Co. (h)                        115,000                   4,363
Renal Care Group, Inc. * (h)                             160,000                   5,067
RLI Corp.                                                 70,000                   2,589
Rocky Shoes & Boots, Inc. *                              180,000                   3,456
ROFIN-SINAR Technologies, Inc. *                         270,000                   7,587
Rogers Corp. * (h)                                       135,000                   6,263
Salix Pharmaceuticals Ltd. *                             280,000                   6,549
Schnitzer Steel Industries, Inc., Class A                130,000                   3,653
(h)
Scientific Games Corp. *                                 120,000                   2,044
Secure Computing Corp. * (h)                             380,000                   2,683
Select Medical Corp.                                     290,000                   3,851
Sensytech, Inc. *                                        200,000                   5,250
SFBC International, Inc. *                                56,810                   1,534
SI International, Inc. *                                 161,300                   3,228
Silgan Holdings, Inc.                                    106,407                   4,762
Simspon Manufacturing Co., Inc. (h)                      110,000                   6,214
SkyWest, Inc. (h)                                        270,510                   3,893
SM&A *                                                   350,000                   2,307
Smart & Final, Inc. *                                    300,000                   4,893
Sonic Solutions * (h)                                    128,722                   1,933
South Financial Group, Inc. (The) (h)                    115,000                   3,271
Sports Authority, Inc. (The) * (h)                       150,000                   3,185
Steiner Leisure Ltd. * (h)                               220,000                   4,701
Stoneridge, Inc. *                                       125,000                   1,856
Symmetricom, Inc. * (h)                                  300,000                   2,412
TeleCommunication Systems, Inc. *                        650,000                   3,010
(h)
Texas Industries, Inc. (h)                               105,000                   4,599
Thor Industries, Inc.                                     66,244                   1,697
THQ, Inc. * (h)                                          200,000                   3,798
TransAct Technologies, Inc. *                            150,000                   2,670
Transaction Systems Architects, Inc. *                   270,000                   4,601
Trimble Navigation Ltd. * (h)                            100,000                   2,754
TTI Team Telecom International Ltd.                      135,400                     291
* (h)

U.S. Xpress Enterprises, Inc. *                          155,000                   2,578
Ultimate Software Group, Inc. (The) *                    580,000                   6,624
(h)
Ultra Petroleum Corp. *                                  100,000                   4,155
Ultralife Batteries, Inc. * (h)                          180,000                   2,637
UniFirst Corp.                                           160,000                   4,597
Unit Corp. *                                             130,000                   4,082
United Community Banks, Inc.                              90,000                   2,124
Ventana Medical Systems, Inc. * (h)                       80,000                   3,895
Verint Systems, Inc. *                                   190,000                   5,843
Veritas DGC, Inc. *                                      135,050                   3,164
Volt Information Sciences, Inc. *                         82,000                   2,183
W Holding Co., Inc. (h)                                  270,000                   4,790
WebEx Communications, Inc. * (h)                         310,000                   6,014
WellChoice, Inc. *                                        40,000                   1,426
Werner Enterprises, Inc. (h)                             295,000                   5,227
West Pharmaceutical Services, Inc. (h)                    60,000                   2,399
Westcorp (h)                                             135,000                   5,543
Woodward Governor Co.                                     65,000                   3,822
Zale Corp. * (h)                                         155,000                   3,971
Zenith National Insurance Corp. (h)                       85,000                   3,674
                                                                                 -------
TOTAL COMMON STOCKS (COST $717,337)                                              811,604
                                                                                 -------

PREFERRED STOCK(0.1%)

Fedders Corp.                                             21,500                     521
                                                                            ------------
TOTAL PREFERRED STOCK (COST $510)                                                    521
                                                                            ------------

REPURCHASE AGREEMENT(0.6%)
BNP Paribas                                        $       4,505                   4,505
                                                                             -----------
1.535%, dated 08/31/04, to be repurchased
 on 09/01/04, repurchase price $4,504,788
 (collateralized by U.S. Treasury Notes;
total market value $4,594,988)


TOTAL REPURCHASE AGREEMENT (COST $4,505)                                           4,505
                                                                            ------------

SHORT-TERM INVESTMENT(21.9%)
Boston Global Investment Trust -                     178,181,736                 178,182
                                                                            ------------
Enhanced Portfolio (m)
TOTAL SHORT-TERM INVESTMENT (COST $178,182)                                      178,182
                                                                            ------------

TOTAL INVESTMENTS (COST $900,534) (C)-122.2%                                     994,812
LIABILITIES IN EXCESS OF OTHER ASSETS-(22.2)%                                   (181,053)
                                                                            ------------
NET ASSETS-100.0%                                                           $    813,759
                                                                            ============

------------
SEE NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS.

STI CLASSIC EQUITY FUNDS
SMALL CAP VALUE EQUITY FUND
Schedule of Portfolio Investments
August 31, 2004
(Unaudited)
(Amounts in thousands, except shares)

                                                       SHARES                   VALUE
                                                     -----------             -----------
COMMON STOCKS(100.1%)
ABM Industries, Inc.                                     352,300             $     6,327
Adolph Coors Co., Class B (h)                            106,300                   7,280
Agnico-Eagle Mines Ltd.                                  536,800                   7,306
Airgas, Inc.                                             548,600                  12,206
ALLETE, Inc.                                             332,069                   8,986
American Financial Group, Inc.                           212,000                   6,243
Arch Coal, Inc.                                          246,300                   7,938
ArvinMeritor, Inc.                                       275,800                   5,268
Autodesk, Inc.                                           693,300                  30,788
Baldor Electric Co. (h)                                  322,100                   7,151
Banner Corp.                                             120,300                   3,424
Bassett Furniture Industries, Inc.                       228,300                   4,292
Benetton Group S.p.A. ADR                                431,700                   9,497
BorgWarner Transmission Systems,                         271,400                  12,143
Inc.
Briggs & Stratton Corp.                                  117,500                   8,824
Brink's Co., (The)                                       651,000                  18,749
Cambrex Corp.                                            425,800                   9,185
CBRL Group, Inc.                                         347,600                  11,081
CHC Helicopter Corp. (h)                                 408,800                  13,875
Chemed Corp.                                             147,300                   8,056
Church & Dwight Co., Inc.                                264,300                  11,886
City National Corp.                                      125,500                   8,280
Colonial Bancgroup, Inc., (The)                          420,400                   8,484
Companhia Siderurgica Nacional ADR                       237,200                   3,672

Cooper Cos., Inc., (The) (h)                             429,700                  24,900
CP Ships Ltd.                                            672,600                   7,856
Cummins, Inc. (h)                                        219,600                  14,778
Embraer-Empresa Brasileira de                            441,616                  11,725
Aeronautica S.A. ADR (h)
F.N.B Corp. (h)                                          138,133                   2,951
Factset Research Systems, Inc. (h)                       273,000                  12,157
Fair Isaac Corp.                                         199,500                   5,373
Fairmont Hotels & Resorts, Inc.                          302,900                   8,175
First National Bancshares, Inc. (h)                      126,053                   3,136
Glacier Bancorp, Inc. (h)                                194,746                   5,488
Grupo Elektra, S.A. de C.V. ADR                          260,300                   6,856
Harris Corp.                                             454,728                  21,900
Harsco Corp.                                             167,200                   7,504
HCC Insurance Holdings, Inc. (h)                         284,600                   8,282
Helix Technology Corp. (h)                               321,100                   4,370
Horizon Financial Corp.                                  242,706                   4,660
Hub International Ltd.                                   694,600                  12,162
Ingles Markets, Inc., Class A                             86,800                     989
Intrawest Corp.                                          480,500                   7,520
Invacare Corp.                                           166,800                   7,384
J.M. Smucker Co., (The)                                  206,043                   9,474
Jefferies Group, Inc. (h)                                261,800                   8,773
John H. Harland Co. (h)                                  248,600                   7,306
John Wiley & Sons, Inc., Class A                         213,800                   6,780

Keithley Instruments, Inc. (h)                           258,500                   4,162
Lennox International, Inc. (h)                           258,789                   4,208
Lithia Motors, Inc. (h)                                  299,700                   6,369
LSI Industries, Inc.                                     509,187                   4,863
Makita Corp. ADR                                         814,200                  12,140
Media General, Inc., Class A                             113,300                   6,593
Mentor Corp.                                             422,700                  14,871
Movado Group, Inc.                                       384,600                   5,519
Nam Tai Electronics, Inc.                                455,700                   8,485
Natuzzi S.p.A. ADR                                       284,500                   2,657
Nautilus Group, Inc., (The) (h)                          423,300                   8,250
Oshkosh Truck Corp.                                      136,600                   6,961
Peabody Energy Corp.                                     259,100                  13,815
Pep Boys-Manny, Moe & Jack, (The)                        124,100                   1,973
Perrigo Co. (h)                                          470,200                   9,235
Pier 1 Imports, Inc.                                     474,900                   8,240
Premier Farnell PLC ADR                                  808,100                   5,746
PXRE Group Ltd.                                          180,500                   4,195
Quixote Corp.                                            368,300                   7,068
Reynolds & Reynolds Co. (The) Class A                    795,800                  19,553
Sappi Ltd. ADR                                           458,100                   6,455
Scottish Annuity & Life (h)                              182,900                   3,885
Seacoast Banking Corp. of Florida                        227,700                   4,968
Snap-on, Inc.                                            274,200                   8,711
Sociedad Quimica y Minera de Chile                        75,900                   3,394
S.A. ADR
StanCorp Financial Group, Inc.                           198,100                  14,363
Sturm, Ruger & Co., Inc.                                 139,100                   1,253
Tecumseh Products Co., Class A                            80,300                   3,304
Tenaris S.A. ADR                                         104,773                   4,039
United Auto Group, Inc.                                  293,200                   7,104
United States Steel Corp.                                194,700                   7,186
Valmont Industries, Inc.                                 360,100                   7,108
Valspar Corp., (The)                                     230,700                  10,910
Washington Federal, Inc. (h)                             192,913                   4,969
West Coast Bancorp                                       239,453                   4,918
Wilmington Trust Corp.                                   161,500                   5,998
Winnebago Industries, Inc. (h)                           163,000                   5,118
                                                                             -----------
TOTAL COMMON STOCKS (COST $537,906)                                              700,026
                                                                             -----------

MONEY MARKETS(0.0%)
SEI Daily Income Trust                                    37,201                      37
                                                                             -----------
TOTAL MONEY MARKETS (COST $37)                                                        37
                                                                             -----------

SHORT-TERM INVESTMENTS(9.8%)
Boston Global Investment Trust -                      68,571,831                  68,572
Enhanced Portfolio (m)
TOTAL SHORT-TERM INVESTMENTS (COST $68,572)                                       68,572
                                                                             -----------

TOTAL INVESTMENTS (COST $606,515) (C)-109.9%                                     768,635
LIABILITIES IN EXCESS OF OTHER ASSETS-(9.9)%                                     (69,108)
                                                                             -----------
NET ASSETS-100.0%                                                            $   699,527
                                                                             ===========

------------
SEE NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS.

STI CLASSIC EQUITY FUNDS
STRATEGIC QUANTITATIVE EQUITY FUND
Schedule of Portfolio Investments
August 31, 2004
(Unaudited)
(Amounts in thousands, except shares)

                                                       SHARES                   VALUE
                                                     -----------             -----------
COMMON STOCKS(99.4%)
A. Schulman, Inc.                                         27,682             $       555
ACE Ltd.                                                   8,689                     335
Adolph Coors Co., Class B                                  4,813                     330
Advent Software, Inc. *                                   25,682                     434
Aeropostale, Inc. *                                        5,597                     174
AGCO Corp. *                                              28,006                     560
Agilysys, Inc.                                            27,748                     432
Alaska Air Group, Inc. *                                  27,303                     643
Alberto-Culver Co.                                         6,912                     334
Allstate Corp. (The)                                       7,403                     349
Altera Corp. *                                            21,733                     411
Ambac Financial Group, Inc.                                4,893                     369
American Financial Group, Inc.                            13,880                     409
American Healthways, Inc. *                               11,437                     309
Amgen, Inc. *                                              6,099                     362
Anheuser-Busch Cos., Inc.                                  6,360                     336
Apple Computer, Inc. *                                    14,049                     485
Applied Materials, Inc. *                                 27,859                     443
Arkansas Best Corp.                                       16,368                     564
Arrow Electronics, Inc. *                                 17,142                     371
Autodesk, Inc.                                            11,520                     512
Avaya, Inc. *                                             31,238                     379
Avnet, Inc. *                                             21,111                     335
Axcelis Technologies, Inc. *                              45,401                     354
Bear Stearns Co., Inc.                                     4,114                     362
Bed Bath & Beyond, Inc. *                                  4,924                     184
Biomet, Inc.                                               8,031                     367
BJ Services Co. *                                         23,840                   1,146
Black & Decker Corp., (The)                                2,562                     177
Boeing Co., (The)                                         16,526                     863
Brink's Co., (The)                                        17,983                     518
Broadcom Corp. *                                          13,158                     357
Burlington Resources, Inc.                                31,300                   1,134
C. R. Bard, Inc.                                           6,438                     361
CARBO Ceramics, Inc.                                       9,405                     605
Career Education Corp. *                                  16,698                     515
Centex Corp.                                               4,218                     193
Chemed Corp.                                               6,728                     368
ChevronTexaco Corp.                                       12,396                   1,209
Chico's FAS, Inc. *                                        4,062                     166
Chubb Corp., (The)                                         5,034                     342
CNF, Inc.                                                 13,919                     571
Coach, Inc. *                                              3,932                     166
Cohu, Inc.                                                21,581                     341
Colgate-Palmolive Co.                                      6,107                     330
CommScope, Inc. *                                         19,853                     394
Comverse Technology, Inc. *                               26,678                     467
Cooper Cos., Inc., (The)                                   5,421                     314
Corn Products International, Inc.                          7,568                     349
Corning, Inc. *                                           36,834                     373
Costco Wholesale Corp.                                     7,786                     321
Countrywide Financial Corp.                                9,714                     345

Coventry Health Care, Inc. *                               5,916                     300
Cree, Inc. *                                              18,660                     467
Cummins, Inc.                                             11,696                     787
D. R. Horton, Inc.                                         6,183                     191
Darden Restaurants, Inc.                                   8,268                     174
Dean Foods Co. *                                           8,909                     330
Deere & Co.                                               13,022                     824
Devon Energy Corp.                                        17,158                   1,112
Dillard's, Inc., Class A                                   7,800                     148
DRS Technologies, Inc. *                                  16,684                     607
Eaton Corp.                                               12,634                     762
eBay, Inc. *                                               2,234                     193
Electro Scientific Industries, Inc. *                     15,966                     330
Emmis Communications Corp., Class A                        8,643                     166
*
Everest Re Group Ltd.                                      5,510                     387
Exxon Mobil Corp.                                         25,710                   1,185
FLIR Systems, Inc. *                                       6,448                     376
FMC Corp. *                                               13,069                     604
Fortune Brands, Inc.                                       2,464                     180
Fremont General Corp.                                     21,696                     437
Gardner Denver, Inc. *                                    21,487                     596
Goldman Sachs Group, Inc., (The)                           3,876                     347
Griffon Corp. *                                           27,353                     548
Guitar Center, Inc. *                                      3,776                     155
Hartford Financial Services Group, Inc.,                   5,392                     330
(The)
HCC Insurance Holdings, Inc.                              13,605                     396
Horace Mann Educators Corp.                               24,070                     408
Hovnanian Enterprises, Inc. *                              5,486                     189
IDEXX Laboratories, Inc. *                                 6,201                     302
IndyMac Bancorp, Inc.                                     12,673                     437
J. B. Hunt Transport Services, Inc.                       15,033                     510
J. C. Penney Co., Inc.                                     4,488                     172
Johnson & Johnson                                          6,266                     364
KB Home                                                    2,755                     189
Keithley Instruments, Inc.                                19,971                     322
Lam Research Corp. *                                      17,324                     373
Landry's Restaurants, Inc.                                 5,658                     150
Lehman Brothers Holdings, Inc.                             4,921                     364
Lincare Holdings, Inc. *                                   9,729                     313
Littelfuse, Inc. *                                        10,403                     379
Lucent Technologies, Inc. *                              147,450                     462
M. D. C. Holdings, Inc.                                    2,543                     175
Mandalay Resort Group                                      2,525                     171
Masco Corp.                                               27,486                     884
Maverick Tube Corp. *                                     23,039                     683
Medtronic, Inc.                                            6,976                     347
Midas, Inc. *                                              9,584                     152
Monsanto Co.                                              22,401                     820
Morgan Stanley                                             6,967                     353
Motorola, Inc.                                            28,643                     463
Murphy Oil Corp.                                           8,529                     644
Nash Finch Co.                                            12,008                     355
National Semiconductor Corp. *                            27,150                     362
New Century Financial Corp.                                8,684                     466
Newfield Exploration Co. *                                11,243                     622
Newport Corp. *                                           29,736                     372
Nordstrom, Inc.                                            3,910                     145
Norfolk Southern Corp.                                    30,408                     863
Northrop Grumman Corp.                                    15,563                     804
Novellus Systems, Inc. *                                  17,311                     423

NVR, Inc. *                                                  368                     185
Overseas Shipholding Group, Inc.                          14,427                     620
PACCAR, Inc.                                              13,666                     823
Pacific Sunwear of California, Inc. *                      8,295                     159
Parametric Technology Corp. *                            103,281                     503
Parker Hannifin Corp.                                     14,226                     773
Performance Food Group Co. *                              13,069                     288
Philadelphia Consolidated Holding                          7,415                     395
Corp. *

Photronics, Inc. *                                        28,749                     413
Plains Exploration and Production Co.                     31,435                     610
*
PMC-Sierra, Inc. *                                        39,027                     365
Progressive Corp., (The)                                   4,588                     368
Pulte Homes, Inc.                                          3,245                     191
Rayovac Corp. *                                           12,188                     280
ResMed, Inc. *                                             6,405                     306
Ruddick Corp.                                             15,914                     303
Ryder System, Inc.                                        18,946                     830
Ryland Group, Inc., (The)                                  2,218                     196
Safeco Corp.                                               7,453                     359
Sierra Health Services, Inc. *                             7,026                     303
Skyworks Solutions, Inc. *                                50,409                     420
Southwestern Energy Co. *                                 20,494                     729
St. Paul Travelers Cos., Inc., (The)                       9,446                     328
Standard Pacific Corp.                                     3,669                     185
Starbucks Corp. *                                          3,734                     161
Starwood Hotels & Resorts Worldwide,                       3,950                     175
Inc.
Stone Energy Corp. *                                      14,677                     611
Stryker Corp.                                              7,527                     341
SUPERVALU, Inc.                                           11,347                     299
Swift Energy Co. *                                        29,361                     597
Swift Transportation Co., Inc. *                          28,490                     518
Symmetricom, Inc. *                                       56,343                     453
Teledyne Technologies, Inc. *                             27,911                     674
Tellabs, Inc. *                                           52,407                     475
Teradyne, Inc. *                                          26,990                     347
Textron, Inc.                                             13,327                     846
Thomas & Betts Corp.                                      31,944                     785
Time Warner, Inc. *                                       10,739                     176
Tredegar Corp.                                            35,479                     614
Tyco International Ltd.                                   26,535                     830
UICI                                                      16,761                     467
UnitedHealth Group, Inc.                                   5,430                     359
Urban Outfitters, Inc. *                                   5,678                     172
USF Corp.                                                 16,169                     554
Valmont Industries, Inc.                                  26,884                     531
Vishay Intertechnology, Inc. *                            25,878                     330
VISX, Inc. *                                              14,557                     295
W.R. Berkley Corp.                                         9,875                     399
Wabash National Corp. *                                   20,257                     537
Walt Disney Co. Ltd., (The)                                7,716                     173
WellPoint Health Networks, Inc. *                          3,457                     339
Yellow Roadway Corp. *                                    13,305                     546
Zenith National Insurance Corp.                            9,465                     409
Zimmer Holdings, Inc. *                                    4,741                     338
                                                                                  ------
TOTAL COMMON STOCKS (COST $70,917)                                                71,876
                                                                                  ------

TOTAL INVESTMENTS (COST $70,917) (c)-99.4%                                        71,876

OTHER ASSETS IN EXCESS OF LIABILITIES-0.6%                                           412
                                                                             -----------
NET ASSETS-100.0%                                                            $    72,288
                                                                             ===========

------------
SEE NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS.

STI CLASSIC EQUITY FUNDS
TAX SENSITIVE GROWTH STOCK FUND
Schedule of Portfolio Investments
August 31, 2004
(Unaudited)
(Amounts in thousands, except shares)

                                                       SHARES
                                                         OR
                                                     PRINCIPAL
                                                       AMOUNT                   VALUE
                                                     -----------             -----------
COMMON STOCKS(98.9%)

3M Co.                                                    40,132             $     3,305
AFLAC, Inc.                                               32,000                   1,283
American Express Co.                                      55,180                   2,760
American International Group, Inc.                        58,977                   4,202
Anheuser-Busch Cos., Inc.                                 32,000                   1,690
Apache Corp.                                              82,750                   3,698
Applied Materials, Inc. *                                170,606                   2,711
Biomet, Inc.                                             149,000                   6,802
Boston Scientific Corp. *                                 55,000                   1,965
CDW Corp.                                                 50,000                   2,925
ChevronTexaco Corp.                                       32,000                   3,120
Cisco Systems, Inc. *                                    250,179                   4,693
Citigroup, Inc.                                           64,946                   3,025
Danaher Corp.                                             75,000                   3,857
Deere & Co.                                               42,000                   2,657
Dell, Inc. *                                              58,000                   2,021
Eaton Corp.                                               31,000                   1,871
eBay, Inc. *                                              35,000                   3,029
Emerson Electric Co.                                      23,000                   1,432
Exxon Mobil Corp.                                        140,000                   6,454
First Data Corp.                                          58,000                   2,451
General Electric Co.                                     194,844                   6,388
Gillette Co., (The)                                      105,000                   4,462
Goldman Sachs Group, Inc., (The)                          19,000                   1,703
Home Depot, Inc. (The)                                    75,000                   2,742
Illinois Tool Works, Inc.                                 39,000                   3,560
Intel Corp.                                              172,086                   3,664
ITT Industries, Inc.                                      25,000                   1,978
Johnson & Johnson                                        154,732                   8,990
Kimberly-Clark Corp.                                      44,000                   2,935
Legg Mason, Inc.                                          19,000                   1,533
Lexmark International, Inc., Class A *                    41,000                   3,626
Lowe's Cos., Inc.                                         34,500                   1,715
Marriott International, Inc., Class A                     57,000                   2,705
Marshall & Ilsley Corp.                                   88,000                   3,527
MBNA Corp.                                               170,700                   4,121
Medtronic, Inc.                                           82,063                   4,083
Microchip Technology, Inc.                                50,000                   1,320
Microsoft Corp.                                          283,056                   7,727
Oracle Corp. *                                           170,808                   1,703
PepsiCo, Inc.                                             80,000                   4,000
Pfizer, Inc.                                             285,093                   9,314
Praxair, Inc.                                             68,000                   2,759
Procter & Gamble Co., (The)                              138,000                   7,723
QUALCOMM, Inc.                                           120,000                   4,566
Schlumberger Ltd.                                         27,800                   1,718
Staples, Inc.                                            130,000                   3,728
Starbucks Corp. *                                         35,800                   1,548
SYSCO Corp.                                               62,000                   1,993

Target Corp.                                             106,500                   4,748
United Parcel Service, Inc., Class B                      48,600                   3,550
UnitedHealth Group, Inc.                                  76,100                   5,032
Wal-Mart Stores, Inc.                                     54,881                   2,891
Walt Disney Co. Ltd., (The)                              136,500                   3,064
Wells Fargo & Co.                                         74,000                   4,348
Zebra Technology Corp., Class A *                         27,750                   1,586
                                                                             -----------
TOTAL COMMON STOCKS (COST $153,617)                                              197,001
                                                                             -----------

REPURCHASE AGREEMENT(1.2%)
BNP Paribas, 1.535%, dated 8/31/04, to                   $ 2,322                   2,322
                                                         -------             -----------
be repurchased on 9/1/04, repurchase price
$2,322,295 (collateralized by US
Government obligations; total market
value $2,369,445)

TOTAL REPURCHASE AGREEMENT (COST $2,322)                                           2,322
                                                                             -----------

TOTAL INVESTMENTS (COST $155,939) (c)-100.1%                                     199,323
LIABILITIES IN EXCESS OF OTHER ASSETS-(0.1)%                                        (171)
                                                                             -----------
NET ASSETS-100.0%                                                            $   199,152
                                                                             ===========

------------
SEE NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS.

STI CLASSIC EQUITY FUNDS
VALUE INCOME STOCK FUND
Schedule of Portfolio Investments
August 31, 2004
(Unaudited)
(Amounts in thousands, except shares)

                                                       SHARES
                                                         OR
                                                     PRINCIPAL
                                                       AMOUNT                   VALUE
                                                     -----------             -----------
COMMON STOCKS(96.3%)
A.G. Edwards, Inc.                                       238,200             $     8,285
Abbott Laboratories                                      305,000                  12,715
ACE Ltd.                                                 218,600                   8,427
Air Products & Chemicals, Inc.                           253,900                  13,299
Alcoa, Inc.                                              414,250                  13,413
Alliance Capital Management Holding                      190,087                   6,514
L.P.
Allstate Corp. (The)                                     131,500                   6,208
ALLTEL Corp.                                             158,900                   8,684
American Express Co.                                     126,750                   6,340
American International Group, Inc.                        87,204                   6,212
American Power Conversion Corp.                          357,800                   6,011
Astoria Financial Corp. (h)                              117,550                   4,272
Automatic Data Processing, Inc.                          152,950                   6,083
Bank of America Corp.                                    344,700                  15,505
Bank of New York Co., Inc. (The)                         291,700                   8,693
Boise Cascade Corp.                                      185,100                   5,792
BP p.l.c. ADR                                            153,700                   8,254
CenturyTel, Inc.                                         218,200                   7,024
Cintas Corp.                                             184,250                   7,556
Citigroup, Inc.                                          343,900                  16,019
Clorox Co. (The)                                         163,300                   8,629
Colgate-Palmolive Co.                                    243,250                  13,136
Comerica, Inc.                                           119,115                   7,165
Commerce Bancshares, Inc. (h)                             96,200                   4,649
Diebold, Inc. (h)                                        181,700                   8,883
Dollar General Corp.                                     469,600                   9,251
Dow Chemical Co. (The)                                   323,100                  13,832
E.I. du Pont de Nemours & Co.                            307,600                  12,999
Emerson Electric Co.                                     209,400                  13,035
Exxon Mobil Corp.                                        361,500                  16,665
FirstMerit Corp.                                         173,328                   4,565
FPL Group, Inc.                                          133,200                   9,217
Gannett Co., Inc.                                        156,100                  13,223
General Electric Co.                                     540,900                  17,737
General Mills, Inc.                                      203,100                   9,596
Goldman Sachs Group, Inc., (The)                          95,850                   8,593
H.J. Heinz Co.                                           227,500                   8,625
Harris Corp.                                             134,100                   6,458
Health Management Associates, Inc.,                      301,200                   5,759
Class A (h)

Hewlett-Packard Co.                                      402,700                   7,204
Honeywell International, Inc.                            349,800                  12,586
Huntington Bancshares, Inc.                              288,750                   7,123
International Paper Co.                                  355,500                  14,228
Intersil Corp., Class A                                  324,600                   5,658
Johnson & Johnson                                        229,050                  13,308
Kerr McGee Corp.                                         158,200                   8,350

KeyCorp                                                  217,900                   6,831
Kimberly-Clark Corp.                                      98,000                   6,537
Kraft Foods, Inc., Class A                               421,850                  13,194
Lear Corp.                                               159,550                   8,597
Lehman Brothers Holdings, Inc.                           185,300                  13,692
Lockheed Martin Corp.                                    273,000                  14,682
Marathon Oil Corp.                                       243,600                   8,835
Marsh & McLennan Cos, Inc.                               193,200                   8,634
Masco Corp.                                              197,350                   6,341
Mattel, Inc.                                             485,100                   7,805
May Department Stores Co. (The)                          303,550                   7,440
McGraw-Hill Cos., Inc. (The)                              86,600                   6,558
Mellon Financial Corp.                                   427,700                  12,343
Merrill Lynch & Co., Inc.                                207,000                  10,571
Microsoft Corp.                                          216,800                   5,919
National City Corp.                                      185,900                   7,025
Newell Rubbermaid, Inc.                                  402,518                   8,666
Nokia Corp. ADR                                          696,150                   8,270
Norfolk Southern Corp.                                   256,300                   7,279
Pall Corp.                                               265,781                   6,474
Parker Hannifin Corp.                                    154,800                   8,416
PepsiCo, Inc.                                            260,350                  13,018
Pfizer, Inc.                                             422,950                  13,818
Pier 1 Imports, Inc.                                     378,350                   6,564
Pitney Bowes, Inc.                                       163,748                   7,133
PPG Industries, Inc.                                     143,400                   8,571
Provident Financial Services, Inc.                       251,050                   4,484
Regions Financial Corp.                                  219,622                   7,092
Rockwell Automation, Inc.                                187,815                   7,325
Rockwell Collins, Inc.                                   201,950                   6,945
Rohm & Haas Co.                                          212,600                   8,617
SBC Communications, Inc.                                 331,600                   8,552
South Financial Group, Inc. (The)                        156,442                   4,449
Southern Co.                                             280,000                   8,498
Sprint Corp.                                             464,150                   9,134
Teleflex, Inc.                                           156,650                   6,850
Unocal Corp.                                             341,450                  12,750
Verizon Communications, Inc.                             327,610                  12,859
Viacom, Inc., Class B                                    336,700                  11,215
Wachovia Corp.                                           336,900                  15,804
Wal-Mart Stores, Inc.                                    152,500                   8,032
Walt Disney Co. Ltd., (The)                              305,800                   6,865
Wyeth                                                    363,900                  13,308
Zions Bancorp                                            105,300                   6,559
                                                                             -----------
TOTAL COMMON STOCKS (COST $748,109)                                              828,331
                                                                             -----------

REPURCHASE AGREEMENTS(3.5%)
ABN Amro                                             $    13,263                  13,263
1.535%, dated 08/31/04, to be
repurchased on 09/01/04, repurchase price
$13,264,033 (collateralized by FHLB
obligations; total market value
$13,530,942)

Merrill Lynch                                             16,918                  16,918
1.515%, dated 08/31/04, to be repurchased                                    -----------
 on 09/01/04, repurchase price $16,919,018
 (collateralized by FNMA obligations;
total market value $17,261,163)


TOTAL REPURCHASE AGREEMENTS (COST $30,181)                                        30,181
                                                                             -----------

SHORT-TERM INVESTMENT(0.9%)

Boston Global Investment Trust -                       7,610,500                   7,611
                                                                             -----------
Enhanced Portfolio (m)

TOTAL SHORT-TERM INVESTMENT (COST $7,611)                                          7,611
                                                                             -----------

TOTAL INVESTMENTS (COST $785,901) (C)-100.7%                                     866,123
LIABILITIES IN EXCESS OF OTHER ASSETS-(0.7)%                                      (6,419)
                                                                             -----------
NET ASSETS-100.0%                                                            $   859,704
                                                                             ===========

------------
SEE NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS.

STI CLASSIC FIXED INCOME FUNDS
FLORIDA TAX-EXEMPT BOND FUND
Schedule of Portfolio Investments
August 31, 2004
(Unaudited)
(Amounts in thousands, except shares)

                                                      SHARES
                                                        OR
                                                     PRINCIPAL
                                                      AMOUNT                VALUE
                                                     ---------              -----
MUNICIPAL BONDS (95.8%)
FLORIDA (74.1%)

Alachua County, Health Facilities                      $2,000               $2,000
Authority, Shands Teaching Hospital, Ser
 B, RB, MBIA, 1.260%, 12/01/26 (f)

Brevard County, Sales Tax Authority,                      100                  102
RB, MBIA, 5.700%, Prerefunded 12/01/04
@ 101

Brevard County, School Board, COP,                      1,360                1,530
AMBAC, 5.500%, 07/01/17, Callable
07/01/12 @ 100

Brevard County, School Board, COP,                      3,015                3,382
AMBAC, 5.500%, 07/01/18, Callable
07/01/12 @ 100

Brevard County, Utility Authority, RB,                  1,000                1,117
FGIC, 5.250%, 03/01/13, Callable
03/01/12 @ 100

Brevard County, Utility Authority, RB,                  1,000                1,116
FGIC, 5.250%, 03/01/14, Callable
03/01/12 @ 100

Broward County, Airport System                          3,100                3,335
Authority, Ser E, RB, AMT, MBIA,
5.375%, 10/01/13, Callable 10/01/08 @ 101

Collier County, Water - Sewer District,                 2,125                2,405
Ser B, RB, FSA, 5.500%, 07/01/16,
Callable 07/01/13 @ 100

Dade County, Aviation Authority, Ser                      500                  531
A, RB, AMBAC, 6.000%, 10/01/09,
Callable 10/01/05 @ 102

Dade County, Ser CC, GO, AMBAC,                         2,380                3,061
7.125%, 10/01/15

Daytona Beach, Utility Systems                          1,000                1,108
Authority, Ser D, RB, FSA, 5.250%,
11/15/15, Callable 11/15/12 @ 100

Deerfield Beach, Water & Sewer                            250                  259
Authority, Refunding & Improvement
Project, RB, FGIC, 6.125%, 10/01/06

Escambia County, Sales Tax Authority,                   2,165                2,412
RB, AMBAC, 5.250%, 10/01/15,
Callable 10/01/12 @ 101

Florida State Board of Education, Public                2,150                2,420
 Education Project, Ser H, GO, FSA,
5.250%, 06/01/11

Florida State Board of Education, Public                4,460                4,962
 Education Project, Ser J, GO, FSA,
5.000%, 06/01/12

Florida State, Board of Education,                        950                1,286

Capital Outlay, GO, ETM, 9.125%,
06/01/14

Florida State, Board of Education,                      1,000                1,099
Capital Outlay, Public Education Project,
Ser B, GO, 5.250%, 06/01/11, Callable
06/01/08 @ 101

Florida State, Board of Education,                      3,000                3,384
Capital Outlay, Public Education Project,
Ser B, GO, 5.500%, 06/01/15, Callable
06/01/11 @ 101

Florida State, Board of Education,                      2,130                2,359
Capital Outlay, Public Education Project,
Ser B, GO, 5.375%, 06/01/18, Callable
06/01/12 @ 101

Florida State, Board of Education,                      2,745                2,849
Capital Outlay, Public Education Project,
Ser C, GO, 5.400%, 06/01/10, Callable
06/01/05 @ 101

Florida State, Board of Education,                      1,535                1,714
Capital Outlay, Public Education Project,
Ser D, GO, 5.375%, 06/01/15, Callable
06/01/12 @ 100

Florida State, Board of Education,                      1,235                1,391
Capital Outlay, Public Education Project,
Ser D, GO, 5.625%, 06/01/15, Callable
06/01/10 @ 101

Florida State, Board of Education,                        190                  193
Capital Outlay, Ser C, GO, ETM,
7.100%, 06/01/07, Callable 10/21/04 @ 100

Florida State, Board of Education,                      1,295                1,502
Lottery Revenue, Ser A, RB, FGIC,
6.000%, 07/01/12, Callable 07/01/10 @ 101

Florida State, Board of Education,                      3,500                3,922
Lottery Revenue, Ser A, RB, FGIC,
5.375%, 07/01/15, Callable 07/01/12 @ 101

Florida State, Board of Education,                      4,050                4,600
Lottery Revenue, Ser B, RB, FGIC,
5.500%, 07/01/12, Callable 07/01/10 @ 101

Florida State, Boynton Beach, Utility                   1,310                1,528
System Authority, RB, FGIC, 5.500%,
11/01/16

Florida State, Department of                            1,000                1,095
Environmental Protection & Preservation,
Florida Forever Project, Ser B, RB,
MBIA, 5.000%, 07/01/08

Florida State, Divsion of Bond Finance,                 2,130                2,356
Department of General Services,
Department of Environmental Protection
& Preservation, Ser 2000-A, RB, FGIC,
5.375%, 07/01/11, Callable 07/01/09 @
101

Florida State, Housing Financing                          490                  500
Authority, Homeowner Mortgage Project,
Ser 7, RB, AMT, FSA, 5.200%,
01/01/31, Callable 07/01/09 @ 100

Florida State, JEA-St. Johns River                      2,000                2,247
Power Park System, Issue 2-17th Ser,
RB, 5.250%, 10/01/10

Florida State, Turnpike Authority,                      2,215                2,501
Department of Transportation Project, Ser
B, RB, AMBAC, 5.250%, 07/01/14,
Callable 07/01/13 @ 101

Greater Orlando, Aviation Authority,                    1,810                2,043
Airport Facilities, RB, AMT, FGIC,
5.500%, 10/01/17, 5.50% 10/01/17

Hillsborough County, Industrial                           145                  181
Development Authority, University
Community Hospital Project, RB, MBIA,
 6.500%, 08/15/19

Jacksonville, Electric Authority,                       1,000                1,093
Electrical Systems Project, Ser 3-A, RB,
5.250%, 10/01/13, Callable 10/01/07 @
101

Jacksonville, Health Facilities Authority,              3,090                3,524
 Charity Obligation Group, Ser C, RB,
5.750%, Prerefunded 08/15/09 @ 101

Jacksonville, Sales Tax Revenue, RB,                    1,435                1,629
AMBAC, 5.500%, 10/01/13, Callable
10/01/11 @ 100

Jacksonville, Sales Tax Revenue, RB,                    1,200                1,358
AMBAC, 5.500%, 10/01/14, Callable
10/01/11 @ 100

Jacksonville, Sales Tax Revenue, RB,                    1,550                1,747
AMBAC, 5.500%, 10/01/15, Callable
10/01/11 @ 100

Lakeland, Utility Tax Authority, Ser A,                   100                  102
RB, FGIC, 5.700%, Prerefunded 10/01/04
@ 102

Lee County, Industrial Development                      1,480                1,594
Authority, Bonita Springs Utilities
Project, RB, AMT, MBIA, 5.750%,
11/01/10, Callable 11/01/06 @ 101

Lee County, Memorial Health Systems                     1,000                1,136
Hospital, Ser A, RB, FSA, 5.750%,
04/01/15, Callable 04/01/12 @ 100

Lee County, Transportation Facility                     2,000                2,270
Authority, Ser A, RB, AMBAC, 5.500%,
 10/01/13, Callable 10/01/11 @ 100

Lee County, Transportation Facility                     2,000                2,231
Authority, Ser B, RB, AMBAC, 5.000%,
 10/01/12

Manatee County, Improvement Project,                    2,195                2,315
RB, FGIC, 5.000%, 10/01/22, Callable
10/01/14 @ 100

Manatee County, Improvement Project,                    2,095                2,197
RB, FGIC, 5.000%, 10/01/23, Callable
10/01/14 @ 100

Miami, Parking Facilities Authority,                    1,000                1,131
RB, MBIA, 5.250%, 10/01/15

Ocala, Capital Improvements, RB,                        1,610                1,803
AMBAC, 5.375%, 10/01/17, Callable
10/01/13 @ 100

Ocala, Capital Improvements, RB,                        1,700                1,894

AMBAC, 5.375%, 10/01/18, Callable
10/01/13 @ 100

Orange County, Health Facilities                        4,855                5,936
Authority, Ser C, RB, ETM, MBIA,
6.250%, 10/01/16

Orange County, School Board, Ser A,                     2,335                2,621
COP, MBIA, 5.500%, 08/01/18, Callable
 08/01/12 @ 100

Orange County, Tourist Development                      2,000                2,159
Tax Authority, RB, MBIA, 4.900%,
10/01/11, Callable 10/01/07 @ 101

Osceola County, Tourist Development                     1,000                1,125
Tax Authority, Ser A, RB, FGIC,
5.500%, 10/01/15, Callable 10/01/12 @
100

Palm Beach County, Criminal Justice                     1,865                2,077
Facility, RB, 5.000%, 06/01/15

Palm Beach County, Land Acquisition                     2,260                2,542
Program, Ser A, GO, 5.375%, 06/01/13,
Callable 06/01/11 @ 100

Palm Beach County, Land Acquisition                     1,050                1,184
Program, Ser A, GO, 5.375%, 06/01/14,
Callable 06/01/11 @ 100

Palm Beach County, Land Acquisition                     1,200                1,347
Program, Ser A, GO, 5.500%, 06/01/16,
Callable 06/01/11 @ 100

Palm Beach County, Public                               2,000                2,193
Improvement Authority, RB, 5.000%,
08/01/16, Callable 08/01/14 @ 100

Palm Beach County, School Board                         2,735                3,120
Authority, Ser C, COP, FSA, 5.500%,
08/01/14, Callable 08/01/12 @ 100

Palm Beach County, School Board                         3,305                3,699
Authority, Ser C, COP, FSA, 5.500%,
08/01/19, Callable 08/01/12 @ 100

Palm Beach County, Solid Waste                            300                  346
Authority, Ser A, RB, ETM, AMBAC,
6.000%, 10/01/09

Pensacola, Airport Authority, Ser A,                      505                  575
RB, AMT, AMBAC, 6.250%, 10/01/09
Pensacola, Airport Authority, Ser A,                    1,075                1,209
RB, AMT, MBIA, 6.000%, 10/01/12,
Callable 10/01/08 @ 102

Plant City, Utility Systems Authority,                    400                  476
Refunding & Improvements Project, RB,
MBIA, 6.000%, 10/01/15

Polk County, Utility Systems                            2,250                2,434
Authority, RB, FGIC, 6.000%,
10/01/08

Port Orange, Water & Sewer Authority,                   1,095                1,194
RB, AMBAC, 5.000%, 10/01/16,
Callable 10/01/12 @ 101

Reedy Creek, Improvements District, Ser                 2,495                2,505
 1, RB, MBIA, 6.000%, 10/01/04

Reedy Creek, Improvements District, Ser                 2,645                2,772
 1, RB, MBIA, 6.000%, 10/01/05

Sarasota County, Public Hospitals                       2,000                2,235
Board, Sarasota Memorial Hospital, Ser
B, RB, MBIA, 5.250%, 07/01/14

Tampa, Guaranteed Entitlement                             500                  590
Authority, RB, AMBAC, 6.000%,
10/01/18

Tampa, Sales Tax Authority, Ser A,                      1,640                1,856
RB, AMBAC, 5.375%, 10/01/14,                                              --------
Callable 10/01/11 @ 101

                                                                           136,709
                                                                          --------
PUERTO RICO (19.0%)

Puerto Rico Commonwealth,                               4,000                4,000
Government Development Bank, RB,
MBIA, 1.250%, 12/01/15 (f)

Puerto Rico Commonwealth, Highway                       5,860                6,586
& Transportation Authority, RB, FGIC,
5.250%, 07/01/15, Callable 07/01/13 @ 100

Puerto Rico Commonwealth, Highway                       3,000                3,372
& Transportation Authority, Ser G, RB,
FGIC, 5.250%, 07/01/15, Callable
07/01/13 @ 100

Puerto Rico Commonwealth, Highway                       4,000                4,232
& Transportation Authority, Ser I, RB,
FGIC, 5.000%, 07/01/23, Callable
07/01/14 @ 100

Puerto Rico Commonwealth, Municipal                     6,965                7,873
Finance Agency, Ser A, RB, FSA,
5.250%, 08/01/14, Callable 08/01/12 @
100

Puerto Rico Commonwealth, Municipal                     1,020                1,138
Finance Agency, Ser A, RB, FSA,
5.250%, 08/01/16, Callable 08/01/12 @
100

Puerto Rico Commonwealth, Public                        3,000                3,133
Buildings Authority, Government
Facilities Project, Ser A, RB, ETM,
AMBAC, 6.750%, 07/01/05

Puerto Rico Commonwealth, Public                        1,000                1,170
Improvements Project, Ser A, GO, MBIA,
 5.500%, 07/01/18

Puerto Rico Commonwealth, Public                        3,000                3,477
Improvements Project, Ser B, GO, FGIC,                                    --------
5.500%, 07/01/13

                                                                            34,981
                                                                          --------
TEXAS (2.7%)

Texas State, RB, 3.000%, 08/31/05                       5,000                5,070
                                                                          --------
TOTAL MUNICIPAL BONDS (COST $171,594)                                      176,760
                                                                          --------

MONEY MARKETS (5.8%)

Federated Tax-Free Obligations Fund                 8,689,466                8,690
SEI Tax Exempt Trust, Institutional                 2,053,204                2,053
                                                                          --------
Tax Free Fund
                                                                            10,743
                                                                          --------
TOTAL MONEY MARKETS (COST $10,743)                                          10,743
                                                                          --------

TOTAL INVESTMENTS (COST $182,337) (c) - 101.6%                             187,503
LIABILITIES IN EXCESS OF OTHER ASSETS - (1.6)%                              (2,873)
                                                                          --------
NET ASSETS - 100.0%                                                       $184,630
                                                                          ========

------------
SEE NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS.

STI CLASSIC FIXED INCOME FUNDS
GEORGIA TAX-EXEMPT BOND FUND
Schedule of Portfolio Investments
August 31, 2004
(Unaudited)
(Amounts in thousands, except shares)

                                                      SHARES
                                                        OR
                                                     PRINCIPAL
                                                      AMOUNT                VALUE
                                                     ---------             -------
MUNICIPAL BONDS (99.6%)
GEORGIA (91.8%)

Association County Commissioners of                    $2,680               $2,921
Georgia Leasing Program, Georgia Public
Purpose Project, COP, 5.250%, 04/01/21,
 Callable 04/01/14 @ 102

Athens, Housing Authority, Student                      1,000                1,084
Housing Lease Project, RB, AMBAC,
5.250%, 12/01/21, Callable 12/01/12 @ 100

Atlanta, Airport Project, Ser A, RB,                    5,000                5,397
FSA, AMT, 5.375%, 01/01/19, Callable
07/01/14 @ 100

Augusta, Water & Sewer, RB, FSA,                        1,250                1,344
5.250%, 10/01/21, Callable 10/01/12 @
100

Brunswick, Water & Sewer, Refunding                     1,000                1,195
& Improvement Project, RB, MBIA,
6.100%, 10/01/14

Burke County, Development Authority,                    2,885                2,885
Pollution Control, Vogtle Project, RB,
1.500%, 10/01/32 (f)

Carroll County, Water & Sewer                           1,115                1,205
Authority, RB, AMBAC, 5.250%,
07/01/21, Callable 07/01/12 @ 101

Central Valdosta, Development                           1,885                2,044
Authority, Lowndes County Judical
Project, RB, 5.250%, 06/01/21, Callable
06/01/13 @ 102

Clarke County, Hospital Authority,                      1,425                1,535
Athens Regional Medical Center Project,
RB, MBIA, 5.375%, 01/01/07

Cobb-Marietta County, Coliseum &                          940                1,066
Exhibit Hall Project, RB, MBIA,
5.500%, 10/01/12

Cobb-Marietta County, Coliseum &                        2,400                2,728
Exhibit Hall Project, RB, MBIA,
5.625%, 10/01/26

Cobb-Marietta County, Coliseum &                        2,960                3,127
Exhibit Hall, Performing Arts Center
Project, RB, 5.000%, 01/01/22, Callable
01/01/14 @ 100

College Park, Business & Industrial                     1,520                1,651
Development Authority, Public Safety
Project, RB, MBIA, 5.250%, 09/01/23,
Callable 09/01/14 @ 102

Dalton, Utilities, RB, MBIA, 6.000%,                    3,240                3,615
01/01/08

DeKalb County, Development                              5,150                5,379
Authority, Emory University Project, Ser
A, RB, 5.375%, 11/01/05

Dougherty County, School District,                      2,000                2,100
Sales Tax Authority, GO, 4.000%,
03/01/07

Douglasville - Douglas County, Water                    1,390                1,587
& Sewer Authority, RB, AMBAC,
5.625%, 06/01/15

Forsyth County, Hospital Authority,                     1,000                1,257
Baptist Health Care System Project, RB,
ETM, 6.375%, 10/01/28, Callable
10/01/08 @ 102

Fulton County, Development Authority,                   2,370                2,558
 Molecular Science Building Project, RB,
MBIA, 5.250%, 05/01/22, Callable
05/01/14 @ 100

Fulton County, Development Authority,                   3,375                3,572
 Molecular Science Building Project, RB,
MBIA, 5.250%, 05/01/27, Callable
05/01/14 @ 100.00

Fulton County, School District, GO,                       400                  463
5.500%, 01/01/21, Callable 01/01/19 @
100

Fulton County, Water & Sewer, RB,                       1,000                1,191
ETM, FGIC, 6.375%, 01/01/14

Fulton County, Water & Sewer, RB,                       2,000                2,080
FGIC, 5.000%, 01/01/24, Callable
01/01/14 @ 100

Georgia State, Municipal Electric                       1,900                2,544
Authority, RB, ETM, 8.000%, 01/01/15,
Callable 10/28/04 @ 100

Georgia State, Private College &                        1,675                1,960
Universities Facilities Authority, Mercer
University Project, RB, ETM, MBIA,
6.400%, 11/01/11

Georgia State, Road & Thruway                           1,000                1,060
Authority, Governors Transportation
Choices Project, RB, 5.000%, 03/01/21,
Callable 03/01/12 @ 100

Georgia State, Ser B, GO, 6.250%,                       2,850                3,051
04/01/06

Gwinnett County, Development                            2,910                3,141
Authority, Public Schools Project, COP,
MBIA, 5.250%, 01/01/21, Callable
01/01/14 @ 100

Gwinnett County, School District, Ser                   1,500                1,657
B, GO, 6.400%, 02/01/07

Henry County, Hospital Authority,                       1,640                1,827
Henry Medical Center Project, RB,
AMBAC, 5.500%, Prerefunded 07/01/07
@ 102

Henry County, Water & Sewer, RB,                        2,100                2,573
AMBAC, 6.150%, 02/01/20

Henry County, Water & Sewer, RB,                        1,750                1,901
FGIC, 5.625%, 02/01/30, Callable
02/01/10 @ 101

Medical Center Hospital Authority,                      1,340                1,422
Columbus Regional Health Care System,

RB, MBIA, 6.000%, 08/01/05
Prerefunded @ 102 (o)

Metropolitan Atlanta, Rapid Transit                     3,595                4,312
Authority, Ser E, RB, ETM, 7.000%,
07/01/11, Callable 11/15/04 @ 100

Metropolitan Atlanta, Rapid Transit                     1,000                1,106
Authority, Ser N, RB, 6.000%,
07/01/07

Milledgeville-Baldwin County,                           2,355                2,486
Development Authority, Georgia College
& State University Foundation, RB,
6.000%, 09/01/33, Callable 09/01/14 @ 101

Newnan, Hospital Authority, Newnan                      2,435                2,724
Hospital Project, RB, MBIA, 5.500%,
01/01/16, Callable 01/01/13 @100

Newnan, Hospital Authority, Newnan                      2,570                2,866
Hospital Project, RB, MBIA, 5.500%,
01/01/17, Callable 01/01/13 @ 100

Newton County, Water, RB, MBIA,                         2,475                2,592
5.000%, 07/01/23, Callable 07/01/14 @ 100

Oconee County, Industrial Development                   1,500                1,630
Authority, OIIT Project, RB, 5.250%,
07/01/18, Callable 07/01/13 @ 100

Oconee County, Industrial Development                   1,295                1,368
Authority, OIIT Project, RB, 5.250%,
07/01/23, Callable 07/01/13 @ 100

Paulding County, School District, GO,                   1,000                1,154
MBIA, 6.000%, 02/01/10

Paulding County, School District, Ser                   1,000                1,109
A, GO, 6.625%, 02/01/07

Paulding County, School District, Ser                     525                  597
A, GO, 6.625%, 02/01/08

South Fulton, Municipal Regional                        1,600                1,724
Water & Sewer, RB, MBIA, 5.250%,
01/01/21, Callable 01/01/13 @ 100

South Georgia, Governmental Services                    1,395                1,501
Authority, RB, FGIC, 5.000%, 01/01/20,
 Callable 01/01/14 @ 102

Tift County, Hospital Authority, RB,                    1,965                2,144
AMBAC, 5.250%, 12/01/17, Callable
12/01/12 @ 101

Valdosta & Lowndes County, Hospital                     1,110                1,159
Authority, South Georgia Medical Center
Project, RB, AMBAC, 5.250%,
10/01/27, Callable 10/01/12 @ 101

Vidalia, Water & Sewer, RB, ETM,                          605                  671
6.000%, 07/01/07, Callable 01/01/05 @ 101

Walker, Dade & Catoosa Counties,                        1,370                1,512
Hutcheson Medical Project, Ser A, RB,                                      -------
FSA, 5.500%, 10/01/08, Callable
10/01/07 @ 102
                                                                           103,775
                                                                           -------
PUERTO RICO (7.8%)

Puerto Rico Commonwealth, Electric                      2,000                2,248

Power Authority, Ser II, RB, MBIA,
5.375%, 07/01/16, Callable 07/01/12 @
101

Puerto Rico Commonwealth, Highway                       3,000                3,309
& Transportation Authority, Ser G, RB,
FGIC, 5.250%, 07/01/19, Callable
07/01/13 @ 100

Puerto Rico Commonwealth, Public                        3,000                3,274
                                                                          --------
Buildings Authority, Government
Facilities, Ser I, RB, 5.500%, 07/01/22,
Callable 07/01/14 @ 100
                                                                             8,831
                                                                          --------
TOTAL MUNICIPAL BONDS (COST $107,986)                                      112,606
                                                                          --------

MONEY MARKETS (3.8%)

Federated Tax-Free Obligations Fund                 3,670,499                3,671
SEI Tax Exempt Trust, Institutional                   640,174                  640
                                                                          --------
Tax Free Fund
                                                                             4,311
                                                                          --------

TOTAL MONEY MARKETS (COST $4,311)                                            4,311
                                                                          --------

TOTAL INVESTMENTS (COST $112,297) (c) - 103.4%                             116,917
LIABILITIES IN EXCESS OF OTHER ASSETS - (3.4)%                              (3,880)
                                                                          --------
NET ASSETS - 100.0%                                                       $113,037
                                                                          ========

------------
SEE NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS.

STI CLASSIC FIXED INCOME FUNDS
HIGH INCOME FUND
Schedule of Portfolio Investments
August 31, 2004
(Unaudited)
(Amounts in thousands)

                                                      PRINCIPAL
                                                        AMOUNT              VALUE
                                                      ---------             ------
CORPORATE BONDS (81.8%)

AFC Capital Trust I, 8.207%,                           $1,000               $  971
02/03/27 Ser B

Allied Waste Industries, Inc., 8.875%,                  1,750                1,921
04/01/08 Ser B

American Millennium Corp., Inc., (g)                      250                  273
9.250%, 06/15/08

AmeriGas Partners, L.P., 8.875%,                          500                  545
05/20/11, Ser B, Callable 05/20/06 @ 104.438

Appleton Papers, Inc., 8.125%,                            500                  508
06/15/11, Callable 06/15/08 @ 104.063 (g)

Appleton Papers, Inc., 9.750%,                            500                  505
06/15/14, Callable 06/15/09 @ 104.875 (g)

Argosy Gaming Co., 9.000%, 09/01/11,                    1,000                1,115
 Callable 09/01/06 @ 104.5

AutoNation, Inc., 9.000%, 08/01/08                      1,500                1,713

Borden U.S. Finance Corp., 9.000%,                        750                  773
07/15/14, Callable 07/15/09 @ 104.5 (g)

BPC Holding, Corp., 10.750%,                              500                  560
07/15/12, Callable 07/15/07 @ 104.875

CB Richard Ellis Group, Inc., 9.750%,                     163                  181
05/15/10, Callable 05/15/07 @ 104.875

Comcast Corp., 10.625%, 07/15/12                          340                  441

Compass Minerals Group, Inc.,                             750                  833

10.000%, 08/15/11, Callable 08/15/09 @
105

Consolidated Communication Holdings,                      250                  253
 9.750%, 04/01/12, Callable 04/01/08 @
104.875 (g)

Corning, Inc., 5.900%, 03/15/14                           500                  487

Crescent Real Estate Equities Co.,                      1,000                1,098
9.250%, 04/15/09, Callable 04/15/06 @
104.625

Crown Cork & Seal Co., Inc., 8.000%, 04/15/23,          1,750                1,628
Callable 10/21/04 @ 103.431

CSC Holdings, Inc., 10.500%,                            1,500                1,706
05/15/16, Callable 05/15/06 @ 105.25

Cummins, Inc., 9.500%, 12/01/10,                          500                  578
Callable 12/01/06 @ 104.75

Del Monte Corp., 9.250%, 05/15/11, Ser B,                 500                  555
Callable 05/15/06 @ 104.625,

Dex Media East, Inc., 9.875%,                             250                  288
11/15/09, Callable 11/15/06 @ 104.938,

Dex Media East, Inc., 12.125%,                            163                  201
11/15/12, Callable 11/15/07 @ 106.063

Dex Media West, Inc., 8.500%,                             500                  563
08/15/10, Ser B, Callable 08/15/07 @ 104.25,

Dex Media West, Inc., 9.875%,                             489                  562
08/15/13, Ser B, Callable 08/15/08 @ 104.938,

Dynegy Holdings, Inc., 10.125%,                         1,000                1,125
07/15/13, Callable 07/15/08 @ 105.063 (g)

EchoStar Communications Corp.,                          1,825                2,007
9.125%, 01/15/09, Callable 01/15/06 @
104.563

EchoStar Communications Corp.,                          1,000                1,003
6.375%, 10/01/11

EL Paso Energy Partners, 8.500%,                          670                  757
06/01/11, Callable 06/01/06 @ 104.25

Equistar Chemicals, L.P., 10.625%,                      2,000                2,249
05/01/11, Ser B, Callable 05/01/07 @ 105.313

FairPoint Communications, Inc.,                           250                  285
11.875%, 03/01/10, Callable 03/01/07 @
105.938

GCI, Inc., 7.250%, 02/15/14, Callable                   1,250                1,225
02/15/09 @ 103.625

Georgia-Pacific Corp., 8.125%,                            500                  576
05/15/11

Georgia-Pacific Corp., 9.500%,                          1,500                1,841
12/01/11

Great Atlantic & Pacific Tea Co., Inc.                  1,750                1,453
(The), 9.125%, 12/15/11, Callable
12/15/06 @ 104.563

GulfTerra Energy Partners, L.P.,                          336                  423
10.625%, 12/01/12, Callable 12/01/07 @
105.313

Hollywood Entertainment, Corp.,                         1,000                1,060
9.625%, 03/15/11, Callable 03/15/07 @
104.813

Huntsman International LLC, 11.625%,                    1,750                1,959
 10/15/10, Callable 10/15/07 @ 105.813

IASIS Healthcare Corp., 8.750%,                         1,750                1,838
06/15/14, Callable 06/15/09 @ 104.375, (g)

IESI Corp., 10.250%, 06/15/12,                            500                  540
Callable 06/15/07 @ 105.125

IMC Global, Inc., 11.250%, 06/01/11, Ser B,               750                  879
Callable 06/01/06 @ 105.625

IMC Global, Inc., 11.250%, 06/01/11, Ser B,               500                  588
Callable 06/01/06 @ 105.625

IMC Global, Inc., 10.875%, 08/01/13,                      500                  630
Callable 08/01/08 @ 105.438

IPC Acquisition Corp., 11.500%,                           400                  440
12/15/09, Callable 12/15/05 @ 105.75

Iron Mountain, Inc., 6.625%, 01/01/16,                    500                  470
Callable 07/01/08 @ 103.313

iStar Financial, Inc., 8.750%, 08/15/08                 1,000                1,143

Koppers, Inc., 9.875%, 10/15/13,                          250                  275
Callable 10/15/08 @ 104.938

L-3 Communications Holdings, Inc.,                      1,000                  985
6.125%, 07/15/13, Callable 07/15/08 @
103.063

Lyondell Chemical Co., 11.125%,                         1,000                1,138
07/15/12, Callable 07/15/07 @105.563

Lyondell Chemical Co., 10.500%,                           750                  844
06/01/13, Callable 06/01/08 @ 105.25

Mediacom Communications Corp.,                          2,250                2,204
9.500%, 01/15/13, Callable 01/15/06 @
104.75

Merisant Worldwide, Inc., 9.500%,                         250                  250

07/15/13, Callable 07/15/08 @ 104.75 (g)
MGM Mirage, 9.750%, 06/01/07                              500                  554

Mission Energy Holdings International,                  1,950                2,451
Inc., 13.500%, 07/15/08

MSW Energy Holdings, 7.375%,                              500                  520
09/01/10, Ser B, Callable 09/01/07 @ 103.688

MSW Energy Holdings, 8.500%,                              250                  273
09/01/10, Callable 09/01/07 @ 104.25

Navistar International Corp., 9.375%,                   1,200                1,296
06/01/06, Ser B

Nextel Communications, Inc., 6.875%,                    3,200                3,232
10/31/13, Callable 10/31/08 @ 103.438

NMGH Holding Co., 10.000%,                              1,500                1,650
05/15/09, Callable 05/15/06 @ 105

Office Depot, Inc., 10.000%, 07/15/08                     500                  588

PacifiCare Health Systems, Inc.,                          975                1,131
10.750%, 06/01/09, Callable 06/01/06 @
105.375

PanAmSat Corp., 9.000%, 08/15/14,                       1,350                1,407
Callable 08/15/09 @ 104.5 (g)

Plastipak Holdings, Inc., 10.750%,                      1,000                1,080
09/01/11, Callable 09/01/06 @ 105.375

Ply Gem Industries, Inc., 9.000%,                         250                  251
02/15/12, Callable 02/15/08 @104.50 (g)

PRIMEDIA, Inc., 8.000%, 05/15/13,                       1,000                  928
Callable 05/15/08 @ 104 (g)

PSEG Energy Holdings, L.L.C.,                           1,550                1,804
10.000%, 10/01/09

Psychiatric Solutions, Inc., 10.625%,                     500                  563
06/15/13, Callable 06/15/08 @ 105.313

Qwest Corp., 8.875%, 06/01/31,                          2,250                2,188
Callable 10/21/04 @105.03

R.H. Donnelley Corp., 8.875%,                             250                  282
12/15/10, Callable 12/15/06 @ 104.438 (g)

R.H. Donnelley Corp., 10.875%,                            250                  295
12/15/12, Callable 12/15/07 @ 105.438 (g)

Reliant Energy, Inc., 9.500%, 07/15/13,                 1,500                1,658
Callable 07/15/08 @ 104.75

Resort International Hotel & Casino,                      500                  568
11.500%, 03/15/09, Callable 03/15/07 @
106

Rite Aid Corp., 9.500%, 02/15/11,                       1,500                1,650
Callable 02/15/07 @ 104.38

RJ Tower Corp., 12.000%, 06/01/13,                      1,000                  910
Callable 06/01/08 @ 106

Roundy's, Inc., 8.875%, 06/15/12, Ser B,                1,500                1,593
Callable 06/15/07 @ 104.438

Samsonite Corp., 8.875%, 06/01/11,                        500                  515
Callable 06/01/08 @ 104.438 (g)

Seminis, Inc., 10.250%, 10/01/13,                         500                  555
Callable 10/01/08 @ 105.125

Sonic Automotive, Inc., 8.625%,                           500                  525
08/15/13, Ser B, Callable 08/15/08 @ 104.313

Standard Pacific Corp., 9.250%,                         1,500                1,706
04/15/12

Stone Container Corp., 9.250%,                          1,500                1,676
02/01/08

Swift Energy Co., 9.375%, 05/01/12,                       750                  825
Callable 05/01/07 @ 104.688

THL Buildco, Inc., 8.500%, 09/01/14,                      500                  522
Callable 09/01/09 @ 100 (g)

Triad Hospitals, Inc., 7.000%, 05/15/12,                1,000                1,043
 Callable 05/15/08 @ 103.5

TriMas Corp., 9.875%, 06/15/12,                         1,500                1,590
Callable 06/15/07 @ 104.938

TSI Telecommunications Services,                        1,000                1,110
12.750%, 02/01/09, Ser B, Callable 02/01/06 @
106.375

UGS Corp., 10.000%, 06/01/12                            1,000                1,089

United Rentals, Inc., 7.750%, 11/15/13,                 1,000                  930
Callable 11/15/08 @ 103.875

United Surgical Partners International,                 1,710                1,948
Inc., 10.000%, 12/15/11, Callable
12/15/06 @ 105

Universal Hospital Services, Inc.,                        500                  508
10.125%, 11/01/11, Callable 11/01/07 @ 105.5

Venetian Casino Resort LLC, 11.000%,                    1,500                1,708
06/15/10, Callable 06/15/06 @ 105.5

Ventas Realty L.P., 9.000%, 05/01/12                      250                  279

WCI Communities, Inc., 10.625%,                         1,000                1,125
02/15/11, Callable 02/15/06 @ 105.31

Westlake Chemical Corp., 8.750%,                          500                  556
07/15/11, Callable 07/15/07 @ 104.375

William Lyon Homes, 10.750%,                              500                  573
04/01/13, Callable 04/01/08 @ 105.375

Williams Cos, Inc. (The), 8.750%,                       1,750                1,965
03/15/32

Xerox Capital Trust, 8.000%, 02/01/27,                  2,250                2,154
Callable 02/01/07 @ 102.451

Xerox Corp., 9.750%, 01/15/09                             250                  291
                                                                            ------
TOTAL CORPORATE BONDS (COST $92,809)                                        96,510
                                                                            ------

FOREIGN BOND (9.8%)

Burns, Philp & Co. Ltd., 9.750%,                        2,000                2,110
07/15/12, Callable 07/15/07 @ 104.875                                       ------

eircom Group plc, 8.250%, 08/15/13,                       250                  270
Callable 08/15/08 @ 104.125

Fairfax Financial Holdings Ltd.,                        1,100                1,070
7.750%, 04/26/12

Fairfax Financial Holdings Ltd.,                          500                  461
8.300%, 04/15/26

Inmarsat Group Ltd., 7.625%, 06/30/12,                  1,250                1,225
 Callable 03/01/08 @ 103.81 (g)

Jean Couto Group (PJC) Inc. (The),                      1,200                1,209
8.500%, 08/01/14, Callable 08/01/09 @
104.25 (g)

Kabel Deutschland, 10.625%, 07/01/14,                   1,000                1,025
Callable 07/01/09 @ 105.313 (g)

Rogers Cantel, Inc., 9.750%, 06/01/16                   1,750                2,021

Sun International Hotels, 8.875%,                       2,000                2,194
08/15/11, Callable 08/15/06 @ 104.438

TOTAL FOREIGN BOND (COST $11,285)                                           11,585
                                                                            ------

REPURCHASE AGREEMENT (6.9%)

Merrill Lynch                                           8,187                8,187
                                                                            ------
1.515% dated 8/31/04, to be repurchased on 9/1/04,

repurchase price $8,352,196 (collateralized by US
Government obligations; total market value
$8,319,290)

TOTAL REPURCHASE AGREEMENT (COST $8,187)                                     8,187
                                                                          --------

TOTAL INVESTMENTS (COST $112,281) (c) - 98.5%                              116,282
OTHER ASSETS IN EXCESS OF LIABILITIES - 1.5%                                 1,787
                                                                          --------
NET ASSETS - 100.0%                                                       $118,069
                                                                          ========

------------
SEE NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS.

STI CLASSIC FIXED INCOME FUNDS
INVESTMENT GRADE BOND FUND
Schedule of Portfolio Investments
August 31, 2004
(Unaudited)
(Amounts in thousands)

                                                      PRINCIPAL
                                                       AMOUNT                VALUE
                                                      ---------             -------
CORPORATE BONDS (39.9%)

American Honda Finance, 3.85%,                         $2,130               $2,143
11/06/08 (g)

American Standard, Inc., 7.625%,                        2,170                2,468
02/15/10

Anthem Insurance, 9.00%, 04/01/27                       1,730                2,380
(g)

Bank of America Corp., 7.40%,                           4,850                5,650
01/15/11

Bank One Corp., 7.625%, 08/01/05                        2,315                2,427

Barrick Gold Finance, Inc., 7.50%,                        885                  979
05/01/07

Berkshire Hathaway Financial, Inc.,                     4,725                4,693
3.375%, 10/15/08

BP Capital Markets PLC, 4.00%,                          2,985                3,020
04/29/05

British Sky Broadcasting Group,                         2,660                2,926
6.875%, 02/23/09

CalEnergy Co., Inc., 7.52%, 09/15/08                    1,595                1,798

Capital One Bank, 5.125%, 02/15/14                      3,545                3,501

Carolina Power & Light Co., 6.50%,                        850                  942
07/15/12

Centerpoint Energy Resources,                           3,015                3,556
7.875%, 04/01/13

Cincinnati Gas & Electric Co., 5.70%,                   1,065                1,125
09/15/12

CIT Group, Inc.,
   5.75%, 09/25/07                                      1,870                1,995
   5.50%, 11/30/07                                      1,350                1,432

Citigroup, Inc.
   5.125%, 05/05/14                                     2,715                2,780
   5.875%, 02/22/33                                     2,485                2,460

Codelco, Inc., 5.50%, 10/15/13 (g)                      2,835                2,966

Comcast Corp., 7.125%, 06/15/13                         4,435                5,006

ComEd Financing III, 6.35%,                             1,420                1,423
03/15/33

ConocoPhillips
   6.375%, 03/30/09                                       995                1,104
   8.75%, 05/25/10                                      2,070                2,550

Credit Suisse First Boston USA, Inc.,                   2,430                2,699
6.50%, 01/15/12

DaimlerChrysler AG,                                     1,240                1,513
8.50%, 01/18/31

Deutsche Telekom International                          1,420                1,967
Finance, 9.25%, 06/01/32

Devon Financing Corp., 7.875%,                          2,970                3,586
09/30/31

Dial Corp., 7.00%, 08/15/06                             2,305                2,478

Dominion Resources Capital Trust III,                   1,880                2,266
8.40%, 01/15/31

Dominion Resources, Inc. Ser B,                         1,595                1,666
7.625%, 07/15/05

Entergy Gulf States, Inc., 5.20%,                         435                  438
12/03/07, Callable 12/01/04 @ 100

Exelon Generation Co. LLC, 6.95%,                         530                  597
06/15/11

FedEx Corp., 3.50%, 04/01/09                            3,545                3,483

First Union Corp., 7.55%, 08/18/05                      2,485                2,604

Florida Power & Light Co., 6.875%,                      4,863                5,124
12/01/05

Ford Motor Co., 7.45%, 07/16/31                         8,990                8,815

Fund American, 5.875%, 05/15/13                         2,915                2,974

General Electric Co., 5.00%,                           10,115               10,405
02/01/13

General Motors Corp., 8.375%,                           3,580                3,806
07/15/33

Gillette Co., 3.75%, 12/01/04 (g)                       1,065                1,070

Golden West Financial Corp., 4.125%,                    2,000                2,048
08/15/07

Goldman Sachs Group, Inc.,
   3.875%, 01/15/09                                     2,115                2,120
   4.75%, 07/15/13                                      2,325                2,282
   6.345%, 02/15/34                                     2,120                2,121

GTECH Holdings Corp., 4.75%,                            1,065                1,074
10/15/10

Harley Davidson Funding, 3.625%,                        1,595                1,592
12/15/08 (g)

HCA Inc., 7.875%, 02/01/11                              2,660                3,011

Household Finance Corp.
   6.375%, 11/27/12                                     3,900                4,317
   7.625%, 05/17/32                                       710                  867

Inco Ltd., 7.75%, 05/15/12                              4,080                4,769

International Lease Finance Corp.,                      4,200                4,314
4.75%, 07/01/09

John Deere Capital Corp., 3.90%,                        1,240                1,258
01/15/08

Johnson & Johnson, 8.72%, 11/01/24,                     2,130                2,243
Callable 11/01/04 @ 104

JP Morgan Chase & Co., 6.625%,                          6,240                6,970
03/15/12

K N Capital Trust III, 7.63%,                           2,210                2,415
04/15/28

Kinder Morgan, Inc., 7.25%,                             1,065                1,174
03/01/28

Lennar Corp., 5.95%, 03/01/13                           1,240                1,304

Marriot International, Inc., 7.875%,                      530                  615
09/15/09

MBNA Corp., MTN, 7.50%, 03/15/12                        1,240                1,433

Merrill Lynch & Co., MTN, 3.70%,                          970                  975
04/21/08

MetLife, Inc., 5.25%, 12/01/06                          1,420                1,490

Miller Brewing Co., 4.25%, 08/15/08                     2,130                2,167
(g)

Monumental Global Funding, 5.20%,                       3,545                3,737
01/30/07 (g)

Morgan Stanley, 5.30%, 03/01/13                         5,175                5,310

Motiva Enterprises LLC, 5.20%,                          1,195                1,225
09/15/12 (g)

Natexis Ambs Co. LLC, 8.24%,                            2,305                2,671
06/30/08 (f)(g)

NCR Corp., 7.125%, 06/15/09                               770                  857

News America Holdings, Inc., 9.25%,                     2,130                2,740
02/01/13

Oncor Electric Delivery, 7.00%,                         1,240                1,402
05/01/32

Pacific Gas & Electric Co., 6.05%,                      3,945                3,959
03/01/34

Packaging Corp. of America, 5.75%,                      1,595                1,636
08/01/13

PennzEnergy Co., 10.25%, 11/01/05                         355                  383

Powergen US Funding LLC, 4.50%,                         1,420                1,424
10/15/04

Prudential Financial, Inc., MTN,                        1,320                1,333
3.75%, 05/01/08

Pulte Homes, Inc., 4.875%, 07/15/09                     1,950                1,984

R.R. Donnelley & Sons, 3.75%,                           2,485                2,445
04/01/09 (g)

Royal Bank of Scotland Group PLC,                       1,950                2,294
7.648%, 09/30/31

SBC Communications, Inc.
   5.625%, 06/15/16                                       400                  405
   6.45%, 06/15/34                                      2,245                2,276

Sempra Energy, 4.75%, 05/15/09                          1,595                1,646

Simon Property Group LP, 6.375%,                          965                1,047
11/15/07

Socgen Real Estate LLC, 7.64%,                          1,240                1,384
09/30/07 (f)(g)

Sprint Capital Corp., 8.75%, 03/15/32                   4,080                5,166

Telus Corp., 8.00%, 06/01/11                            1,950                2,267

Time Warner, Inc.
   6.75%, 04/15/11                                      1,485                1,646
   7.625%, 04/15/31                                     1,950                2,225

TXU Energy Co., 7.00%, 03/15/13                         1,950                2,186

Tyco International Group SA
   6.00%, 11/15/13                                      2,025                2,168
   6.875%, 01/15/29                                     1,950                2,151

Univision Communications, Inc.,                         1,420                1,670
7.85%, 07/15/11

Valero Energy Corp., 7.50%,                             1,065                1,233
04/15/32

Verizon Global Funding Corp., 7.75%,                    1,710                2,025
12/01/30

Waste Management, Inc., 6.50%,                          2,485                2,732
11/15/08

WellPoint Health Networks, Inc.,                        1,595                1,688
6.375%, 06/15/06

Wells Fargo & Co., 4.80%, 07/29/05                        805                  823

Westar Energy, Inc.
   7.875%, 05/01/07                                     2,485                2,760
   6.00%, 07/01/14                                      1,775                1,889

Weyerhaeuser Co.
   6.75%, 03/15/12                                      1,595                1,785
   7.375%, 03/15/32                                     1,065                1,222

XTO Energy, Inc., 6.25%, 04/15/13                       2,485                2,695
                                                                          --------
TOTAL CORPORATE BONDS (COST $239,012)                                      243,863
                                                                          --------

FOREIGN GOVERNMENT BONDS (0.8%)

United Mexican States, 8.30%,                           4,190                4,804
08/15/31                                                                  --------

TOTAL FOREIGN GOVERNMENT BONDS (COST $4,493)                                 4,804
                                                                          --------

U.S. GOVERNMENT AGENCIES (2.9%)

Ginnie Mae
   8.50%, 04/15/31                                      4,606                5,037
   8.00%, 08/15/31                                      6,028                6,588
   8.00%, 09/15/31                                      5,664                6,191
                                                                          --------
TOTAL U.S. GOVERNMENT AGENCIES (COST $17,121)                               17,816
                                                                          --------

U.S. TREASURY OBLIGATIONS (50.9%)

U.S. Treasury Bonds                                    73,725               78,494
 5.375%, 02/15/31

U.S. Treasury Notes
   1.875%, 09/30/04                                    40,000               40,014
   2.125%, 10/31/04                                    78,045               78,131
   2.00%, 11/30/04                                     47,700               47,754
   3.875%, 02/15/13                                    31,630               31,398
   1.875%, 07/15/13                                    33,085               34,671
                                                                          --------
TOTAL U.S. TREASURY OBLIGATIONS (COST $306,959)                            310,462
                                                                          --------

REPURCHASE AGREEMENT (5.0%)

Morgan Stanley, 1.525%, dated                          30,610               30,610
08/31/04, to be repurchased on 09/01/04,                                  --------
 repurchase price $30,611,142
(collaterlized by FNMA and FHLMC
obligations; total market value
$31,347,533)

TOTAL REPURCHASE AGREEMENT (COST $30,610)                                   30,610
                                                                          --------

TOTAL INVESTMENTS (COST $598,195) (c) - 99.5%                              607,555
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.5%                                 3,176
                                                                          --------
NET ASSETS - 100.0%                                                       $610,731
                                                                          ========

------------
SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

STI CLASSIC FIXED INCOME FUNDS
INVESTMENT GRADE TAX-EXEMPT BOND FUND
Schedule of Portfolio Investments
August 31, 2004
(Unaudited)
(Amounts in thousands, except shares)

                                                      SHARES
                                                        OR
                                                     PRINCIPAL
                                                      AMOUNT                VALUE
                                                     ---------             -------
MUNICIPAL BONDS (97.9%)
ALABAMA (8.0%)

Alabama State Public School & College                  $3,950              $ 4,453
Authority, Ser C, RB, 5.75%, 07/01/17,
Callable 07/01/09 @ 101.5

Alabama Water Pollution Control                         5,205                5,867
Authority, RB, 5.75%, 08/15/12, Callable
 08/15/09 @ 100

Auburn University, RB, MBIA, 6.00%,                     4,060                4,682
06/01/16, Callable 06/01/11 @ 100

Huntsville Alabama, Ser A, GO,                          2,375                2,702
5.625%, 05/01/16, Callable 05/01/12 @
102

Huntsville Alabama, Ser A, GO, 5.75%,                   2,800                3,212
                                                                           -------
 05/01/19, Callable 05/01/12 @ 102
                                                                            20,916
                                                                           -------

ARIZONA (2.1%)

Arizona State University, RB, FGIC,                     1,665                1,883
5.50%, 07/01/15, Callable 07/01/12 @
100

Arizona Water Infrastructure Finance                    3,280                3,711
                                                                           -------
Authority, Ser A, RB, 5.625%, 10/01/12,
 Callable 10/01/09 @ 101

                                                                             5,594
                                                                           -------

CALIFORNIA (4.6%)

Fresno Unified School District, Ser A,                  1,950                2,377
GO, MBIA, 6.55%, 08/01/20, Callable
02/01/13 @ 103

Orange County California, COP, 6.00%,                   2,075                2,479
 06/01/21, Prerefunded 06/01/19 @ 100

San Diego County & School District,                     2,000                2,031
Ser A, GO, 3.25%, 07/25/05

Santa Barbara County California, Ser A,                 5,000                5,068
                                                                           -------
RB, 3.00%, 07/26/05

                                                                            11,955
                                                                           -------
COLORADO (10.5%)

Douglas County School District, No                      2,540                2,935
RE-1, GO, FGIC, 5.75%, 12/15/20,
Callable 12/15/14 @ 100

Larimer County School District, No                      3,000                3,504
R-001, GO, 6.00%, 12/15/15, Prerefunded
 12/15/10 @ 100

Larimer County School District, No                      3,000                3,504
R-001, GO, FGIC, 6.00%, 12/15/16,
Prerefunded 12/15/10 @ 100

Larimer County School District, No                      4,000                4,671

R-001, GO, FGIC, 6.00%, 12/15/17,
Prerefunded 12/15/10 @ 100

Metro Wastewater Reclaimation District,                 2,570                2,816
 RB, 5.45%, 04/01/12, Callable 04/01/08
@ 100

Regional Transportation District, Ser B,                2,655                2,998
RB, 5.50%, 11/01/17, Callable 11/01/12
@ 100

Westminster Colorado, RB, 5.60%,                        5,940                6,612
                                                                            ------

12/01/16, Callable 12/01/07 @ 102
                                                                            27,040
                                                                            ------

CONNECTICUT (1.3%)

University Of Connecticut, Ser A, GO,                   3,000                3,346
                                                                            ------
MBIA, 5.00%, 01/15/13

FLORIDA (5.9%)

Florida State Board of Education, Ser C,                7,395                7,670
 GO, 5.30%, 06/01/09, Callable 6/01/05
@ 101

Miami-Dade County School District,                      4,420                4,562
GO, MBIA, 5.00%, 08/01/05

Palm Beach County School Board, Ser                     2,825                3,167
                                                                            ------
C, COP, FSA, 5.50%, 08/01/15, Callable
 08/01/12 @ 100

                                                                            15,399

GEORGIA (8.5%)

Georgia State Finance & Investment                     13,215               15,218
Commission, Ser C, GO, 5.50%,
07/01/16, Callable 07/01/14 @100

Georgia State Finance & Investment                      4,090                4,696
Commission, Ser C, GO, 5.50%,
07/01/17, Callable 07/01/14 @ 100

Newton County Georgia Water Revenue,                    2,090                2,333
                                                                            ------
 RB, MBIA, 5.25%, 07/01/17
                                                                            22,247
                                                                            ------

ILLINOIS (1.0%)

Chicago Illinois, Ser A, GO, FSA,                       2,500                2,695
                                                                            ------
5.25%, 01/01/21, Callable 01/01/14
@100

IOWA (0.9%)

Des Moines Iowa Public Parking                          2,005                2,332
                                                                            ------
System, RB, FGIC, 6.375%, 06/01/18,
Callable 06/01/10 @ 100

KANSAS (2.7%)

Sedgwick County Unified School                          6,150                6,952
                                                                            ------
District, No. 259, GO, MBIA, 5.50%,
09/01/12, Callable 09/01/10 @ 100

MASSACHUSETTS (3.8%)

Massachusetts Water Pollution                           2,500                2,816
Abatement Trust, Ser 6, RB, 5.625%,
08/01/16, Callable 08/01/10 @ 101

Massachusetts Water Pollution                           6,250                7,023
                                                                            ------
Abatement Trust, Ser 6, RB, 5.625%,
08/01/17, Callable 08/01/10 @ 101

                                                                             9,839
                                                                            ------

MICHIGAN (1.4%)

Michigan Municipal Bond Authority,                      3,300                3,691
                                                                            ------
RB, 5.375%, 10/01/17, Callable 10/01/12
 @ 100

MISSISSIPPI (1.0%)

Jackson Public School District, Ser B,                  2,275                2,587
                                                                            ------
GO, 5.75%, 10/01/15, Callable 10/01/10
@ 100

MISSOURI (3.8%)

Missouri State Highways & Transit, Ser                  8,885                9,967
 A, RB, 5.625%, 02/01/18, Callable                                          ------
02/01/11 @ 100

NEW JERSEY (4.1%)

Middlesex County New Jersey, GO,                        4,290                4,764
5.00%, 01/15/14

New Jersey Transportation Trust Fund                    5,250                5,822
Authority, Ser A, RB, 5.25%, 06/15/17,                                      ------
Callable 06/15/14 @ 100

                                                                            10,586
                                                                            ------
NEW YORK (17.1%)

Buffalo New York, Ser D, GO, FGIC,                      1,075                1,218
5.50%, 12/15/14, Callable 12/15/11 @
100

Metropolitan Transportation Authority,                  5,000                5,000
RB, AMBAC, 1.29%, 11/01/26 (f)

New York City, Ser G, GO, MBIA,                         5,045                5,476
5.00%, 08/01/10, Callable 02/01/08 @
101

New York State Dormitory Authority,                     3,505                4,226
Ser B, RB, MBIA, 6.50%, 10/01/17,
Callable 10/01/12 @ 100

New York State Thruway Authority,                       6,300                7,250
RB, 5.50%, 04/01/16, Prerefunded
04/01/12 @ 100

Tobacco Settlement Financing Corp.,                     3,215                3,297
Ser A1, RB, 5.00%, 06/01/10, Callable
06/01/05 @ 100

Tobacco Settlement Financing Corp.,                    10,000               10,748
Ser A1, RB, Ser C1, 5.25%, 06/01/13,
Callable 06/01/08 @ 100

Tobacco Settlement Financing Corp.,                     6,720                7,176
Ser C1, RB, 5.25%, 06/01/12, Callable                                       ------
06/01/07 @ 100

                                                                            44,391
                                                                            ------
OHIO (1.4%)

Ohio State Water Development                            1,520                1,595
Authority, RB, 5.70%, 06/01/08, Callable
 06/01/05 @ 102

Ohio State Water Development                            1,900                2,123
Authority, RB, 5.375%, 12/01/17,                                            ------
Callable 06/01/12 @ 100

                                                                             3,718
                                                                            ------
OREGON (3.3%)

Oregon State Department Of                              7,500                8,648
Transportation, Ser A, RB, 5.50%,                                           ------
11/15/17, Prerefunded 11/15/12 @ 100

PUERTO RICO (7.7%)

Puerto Rico Commonwealth                                7,000                7,000
Government Development Bank, RB,
MBIA, 1.25%, 12/01/15 (f)

Puerto Rico Commonwealth Highway &                      5,000                5,619
 Transportation Authority, RB, FGIC,

5.25%, 07/01/15, Callable 07/01/13 @
100

Puerto Rico Commonwealth Highway &                      2,720                3,057
 Transportation Authority, Ser G, RB,
FGIC, 5.25%, 07/01/15, Callable
07/01/13 @ 100

Puerto Rico Commonwealth Municipal                      4,000                4,521
                                                                          --------
Finance Agency, Ser A, RB, FSA,
5.25%, 08/01/14, Callable 08/01/12 @
100

                                                                            20,197
                                                                          --------
SOUTH CAROLINA (1.2%)

Clemson University, RB, AMBAC,                          2,725                3,119
                                                                          --------
6.25%, 05/01/15, Callable 05/01/09 @
101

TEXAS (7.6%)

Dallas Texas, GO, 5.00%, 02/15/12,                      6,500                6,999
Callable 02/15/08 @100

Irving Texas Waterworks and Sewer,                      1,460                1,646
RB, 5.95%, 06/15/19, Callable 06/15/09
@ 100.5

Texas State, RB, 3.00%, 08/31/05                       11,000               11,154
                                                                          --------
                                                                            19,799
                                                                          --------
TOTAL MUNICIPAL BONDS (COST $247,034)                                      255,018
                                                                          --------

MONEY MARKET FUNDS (4.6%)

Federated Tax-Free Obligations Fund                12,077,964               12,078
                                                                          --------
TOTAL MONEY MARKETS (COST $ 12,078)                                         12,078
                                                                          --------

TOTAL INVESTMENTS (COST $259,112) (c) - 102.5%                             267,096
LIABILITIES IN EXCESS OF OTHER ASSETS - (2.5)%                              (6,405)
                                                                          --------
NET ASSETS - 100.0%                                                       $260,691
                                                                          ========

------------
SEE NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS.

STI CLASSIC FIXED INCOME FUNDS
LIMITED-TERM FEDERAL MORTGAGE SECURITIES FUND
Schedule of Portfolio Investments
August 31, 2004
(Unaudited)
(Amounts in thousands)

                                                     PRINCIPAL
                                                       AMOUNT               VALUE
                                                     ---------             -------
U.S. GOVERNMENT AGENCIES (97.5%)

FANNIE MAE (65.2%)

5.50%, 02/15/06                                       $15,000             $ 15,673
2.50%, 06/15/06                                         3,000                2,999
2.75%, 10/27/06                                         4,000                4,000
3.75%, 05/17/07                                        10,000               10,078
6.50%, 12/01/08                                         5,330                5,657
4.19%, 02/17/09  (f)                                    4,000                4,042
7.50%, 09/01/12                                        10,000               10,649
6.50%, 06/01/13                                         1,020                1,085
6.00%, 09/01/13                                         1,764                1,858
4.00%, 11/01/13                                        13,224               13,195
4.50%, 03/01/14                                        22,402               22,871
6.00%, 09/01/16                                        11,582               12,197
6.50%, 10/01/16                                         1,525                1,620
5.50%, 12/01/16                                         4,771                4,950
8.50%, 04/01/17                                            66                   72
6.00%, 08/01/17                                         3,158                3,320
6.00%, 10/01/17                                         2,100                2,208
6.00%, 10/01/17                                         5,887                6,188
6.00%, 11/01/17                                         8,817                9,270
4.50%, 05/01/19                                        14,480               14,491
6.00%, 05/01/19                                         6,723                7,067
6.00%, 06/01/19                                         8,346                8,773
5.50%, 07/01/19                                         4,691                4,864
5.50%, 03/01/24                                         9,431                9,699
7.00%, 05/01/32                                        11,350               12,126
6.50%, 12/01/32                                         7,663                8,074
5.50%, 04/01/33                                         6,820                6,936
3.08%, 05/01/33  (f)                                    9,957               10,014
4.00%, 05/01/33  (f)                                   10,884               10,920
4.08%, 06/01/33  (f)                                   17,490               17,637
4.14%, 08/01/33  (f)                                   20,057               20,242
6.00%, 11/01/33                                         4,031                4,181
6.00%, 02/01/34                                        10,649               11,045
6.00%, 04/01/34                                        18,337               19,020
3.25%, 05/01/34  (f)                                   14,441               14,414
4.64%, 05/01/34  (f)                                    4,377                4,457
4.03%, 06/01/34  (f)                                    7,183                7,188
4.26%, 06/01/34  (f)                                    6,765                6,848
                                                                          --------
                                                                           329,928
                                                                          --------
FREDDIE MAC (23.6%)

2.15%, 06/02/06                                        13,000               12,894
2.48%, 05/15/10  (f)                                    8,000                7,856
4.50%, 06/01/13                                        29,499               29,930
4.00%, 09/01/13                                         8,744                8,728
7.00%, 11/01/16                                         1,518                1,611
6.50%, 02/01/17                                         3,915                4,163
6.00%, 07/01/17                                         4,690                4,930
4.50%, 11/01/18                                         8,936                8,955
4.50%, 01/01/19                                        25,145               25,197

3.34%, 07/01/33, (f)                                    7,235                7,283
4.255%, 05/01/34, (f)                                   8,031                7,967
                                                                          --------
                                                                           119,514
                                                                          --------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (8.7%)

9.00%, 11/15/17                                           123                  138
8.00%, 06/15/30                                           843                  922
8.00%, 09/15/30                                           464                  507
8.00%, 12/15/30                                         1,414                1,546
8.00%, 12/15/30                                           182                  199
8.50%, 04/15/31                                           555                  607
7.00%, 07/15/31                                           726                  776
8.00%, 08/15/31                                         1,129                1,234
7.00%, 09/15/31                                         1,709                1,828
8.00%, 09/15/31                                         2,035                2,225
6.00%, 12/15/31                                         3,261                3,397
5.50%, 12/15/32                                         6,379                6,516
3.75%, 01/20/34                                        24,247               23,994
                                                                          --------
                                                                            43,889
                                                                          --------
TOTAL U.S. GOVERNMENT AGENCIES (COST $491,533)                             493,331
                                                                          --------

REPURCHASE AGREEMENTS (3.8%)

Merril Lynch

  1.515%, dated 08/31/04, to                            6,603                6,603
  be repurchased on 09/01/04, repurchase
  price $6,603,208 (collateralized by
  FNMA obligations; total market value
  $6,735,542)

Morgan Stanley

  1.525%, dated 08/31/04,                              12,710               12,710
  to be repurchased on 09/01/04, repurchase                               --------
  price $12,710,731 (collateralized by
  FNMA obligations; total market value
  $13,222,427)

TOTAL REPURCHASE AGREEMENTS (COST $19,313)                                  19,313
                                                                          --------

TOTAL INVESTMENTS (COST $510,846) (c) - 101.3%                             512,644
LIABILITIES IN EXCESS OF OTHER ASSETS - (1.3)%                              (6,558)
                                                                          --------
NET ASSETS - 100.0%                                                       $506,086
                                                                          ========

------------
SEE NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS.

STI CLASSIC FIXED INCOME FUNDS
MARYLAND MUNICIPAL BOND FUND
Schedule of Portfolio Investments
August 31, 2004
(Unaudited)
(Amounts in thousands, except shares)

                                                       SHARES
                                                         OR
                                                      PRINCIPAL
                                                       AMOUNT               VALUE
                                                      ---------             ------
MUNICIPAL BONDS (96.9%)
MARYLAND (94.3%)

Annapolis, GO, 5.00%, 04/01/08                         $1,000               $1,092

Anne Arundel County Special                             1,000                1,072
Obligation, RB, 5.125%, 07/01/22,
Callable 07/01/14 @ 100

Anne Arundel County, GO, 6.00%,                         1,000                1,095
02/01/07

Baltimore County, GO, 4.50%,                            1,000                1,086
06/01/09

Baltimore Pollution Control, RB,                        1,160                1,249
5.35%, 04/01/08

Baltimore, GO, 7.00%, 10/15/10                          1,365                1,672

Baltimore, Ser A, RB, 5.90%, 07/01/13,                    900                1,062
 LOC: FGIC

Calvert County, GO, 5.00%, 07/15/08                     1,000                1,097

Community Development                                     280                  291
Administration, Department Housing &
Community Development, Ser 1, RB,
5.60%, 04/01/18, Callable 04/01/07 @
101.50

Community Development                                   1,000                1,063
Administration, Department Housing &
Community Development, Ser 2, RB,
AMT, 4.70%, 04/01/11

Community Development                                     285                  297
Administration, Department Housing &
Community Development, Ser 2001B,
RB, AMT, 4.10%, 07/01/08,
FHA/GNMA/HUD

Community Development                                     900                  945
Administration, Department Housing &
Community Development, Ser E, RB,
5.70%, 09/01/17, Callable 09/01/09 @
100

Community Development                                   1,000                1,039
Administration, Department Housing &
Community Development, Ser F, RB,
AMT, 5.90%, 09/01/19, Callable
09/01/09 @ 100

Economic Development Corp., Student                       475                  515
Housing, RB, 5.75%, 06/01/18, Callable
06/01/13 @ 100

Economic Development Corp., Student                       250                  265
Housing, RB, 5.875%, 07/01/21, Callable
 07/01/11 @ 101, ACA

Economic Development Corporation,                         500                  519
Student Housing, Ser A, RB, 5.625%,

10/01/23, Callable 10/01/13 @ 100

Economic Development Corp., Lease                       1,000                1,099
Revenue, RB, 5.375%, 06/01/19, Callable
 06/01/12 @ 100.50

Frederick County, GO, 5.25%,                            1,000                1,112
07/01/11, Callable 07/01/09 @ 101

Health & Higher Educational Facilities                    100                  103
Authority, RB, 6.00%, 07/01/05

Health & Higher Educational Facilities                    910                  953
Authority, RB, 4.40%, 07/01/09

Health & Higher Educational Facilities                  1,000                1,118
Authority, RB, 5.50%, 07/01/13, Callable
 07/01/12 @ 100

Health & Higher Educational Facilities                  1,035                1,120
Authority, RB, 6.00%, 07/01/18, Callable
 07/01/12 @ 100

Health & Higher Educational Facilities                    500                  540
Authority, RB, 5.75%, 07/01/20, Callable
 07/01/12 @ 100

Health & Higher Educational Facilities                    480                  507
Authority, RB, 5.70%, 01/01/21, Callable
 01/01/12 @ 100

Health & Higher Educational Facilities                  1,725                1,833
Authority, RB, 5.75%, 07/01/21, Callable
 07/01/11 @ 100

Health & Higher Educational Facilities                    250                  267
Authority, RB, 6.00%, 07/01/21, Callable
 07/01/12 @ 100

Health & Higher Educational Facilities                    510                  535
Authority, RB, 5.70%, 01/01/22, Callable
 01/01/12 @ 100

Health & Higher Educational Facilities                    250                  279
Authority, RB, 6.00%, 12/01/24, Callable
 06/01/10 @ 101

Health & Higher Educational Facilities                    565                  590
Authority, RB, 5.375%, 07/01/25,
Callable 07/01/14 @ 100

Health & Higher Educational Facilities                    400                  440
Authority, RB, 6.50%, 07/01/26, Callable
 07/01/10 @ 101

Health & Higher Educational Facilities                    500                  505
Authority, RB, 5.00%, 11/15/28, Callable
 11/15/13 @ 100

Health & Higher Educational Facilities                  1,000                1,018
Authority, RB, 5.50%, 07/01/36, Callable
 07/01/14 @ 100

Health & Higher Educational Facilities                    300                  307
Authority, Ser B, RB, 5.00%, 04/01/08,
Callable 04/01/06 @ 101

Health & Higher Educational Facilities                  1,000                1,000
Authority, Ser B, RB, 1.29%, 07/01/29(f)

Howard County, GO, 5.25%, 08/15/13,                     1,100                1,236
Callable 02/15/12 @ 100

Howard County, GO, 5.25%, 08/15/14,                     1,205                1,359
Callable 02/15/12 @ 100

Maryland State, GO, 5.50%, 08/01/14                     1,000                1,167

Maryland State, Ser 1, GO, 5.00%,                       1,000                1,092
03/01/10, Callable 03/01/08 @ 101

Maryland State, Ser 2, GO, 5.25%,                       1,000                1,117
07/15/12, Callable 07/15/09 @ 101

Maryland State, Ser 2, GO, 5.00%,                       1,425                1,564
08/01/16, Callable 08/01/13 @ 100

Montgomery County Economic                              1,000                1,097
Development, RB, 5.50%, 12/01/16,
Callable 12/01/11 @ 100

Montgomery County Housing                                 990                1,061
Opportunities Commission, Multifamily,
Ser A, RB, 6.00%, 07/01/20, Callable
07/01/10 @ 100

Montgomery County Housing                                 280                  289
Opportunities Commission, Single
Family Mortgage, Ser A, RB, 4.45%,
07/01/17, Callable 01/01/11 @ 100

Montgomery County Housing                                 650                  693
Opportunities Commission, Multifamily,
Ser A, RB, 4.90%, 05/15/31, Callable
05/15/08 @ 100, FNMA

Northeast Waste Disposal Authority,                     1,100                1,166
Solid Waste, RB, AMT, 6.00%,
07/01/06

Prince Georges County Housing                             500                  512
Authority, Multifamily, Ser A, RB,
7.00%, 04/15/19, Callable 11/01/04 @ 102

St. Mary's County, GO, 5.50%,                           1,165                1,341
07/01/11

Stadium Authority, Sports Facilities                      250                  264
Lease, RB, 5.80%, 03/01/26, Callable
03/01/06 @ 101

Talbot County, GO, 5.375%, 03/15/17,                    1,000                1,113
Callable 03/15/12 @ 101

Transportation Authority, Parking, Ser                  1,000                1,087
B, RB, AMT, 5.375%, 03/01/15,                                              -------
Callable 03/01/12 @ 101

                                                                            43,843
                                                                           -------
PUERTO RICO (2.6%)

Housing Bank & Finance Agency,                            625                  642
Single Family Mortgage, RB, AMT,
6.25%, 04/01/29, Callable 04/01/05 @
102

Public Finance Corporation, Ser A, RB,                    500                  574
5.50%, Prerefunded 08/01/11 @ 100                                          -------


                                                                             1,216
                                                                           -------
TOTAL MUNICIPAL BONDS (COST $43,259)                                        45,059
                                                                           -------
MONEY MARKET FUNDS (2.3%)

Federated Municipal Cash Trust                      1,090,120                1,090
                                                                           -------
TOTAL MONEY MARKET FUNDS (COST $1,090)                                       1,090
                                                                           -------

TOTAL INVESTMENTS (COST $44,349) (c) - 99.2%                                46,149
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.8%                                   360
                                                                           -------
NET ASSETS - 100.0%                                                        $46,509
                                                                           =======

------------
SEE NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS.

STI CLASSIC FIXED INCOME FUNDS
SHORT-TERM BOND FUND
Schedule of Portfolio Investments
August 31, 2004
(Unaudited)
(Amounts in thousands, except shares)

                                                      SHARES
                                                        OR
                                                     PRINCIPAL
                                                      AMOUNT                VALUE
                                                     ---------              ------
CORPORATE BONDS (50.4%)

Alabama Power Co. Ser X, 3.125%,                       $  815               $  803
05/01/08

Allstate Corp. (The), 7.875%,                           2,880                2,985
05/01/05

American Electric Power Ser A, 6.125%,                    725                  764
 05/15/06

Anadarko Petroleum Corp., 3.250%,                       1,610                1,594
05/01/08

AOL Time Warner, Inc., 6.125%,                          1,500                1,577
04/15/06

AT&T Wireless Services, Inc., 7.500%,                   2,000                2,213
 05/01/07

Bank Of America Corp., 5.250%,                          2,250                2,362
02/01/07

Bank One Issuance Trust, 2.940%,                        4,500                4,528
06/16/08

Bear Stearns Co., Inc., 5.700%,                         2,225                2,357
01/15/07

Boeing Capital Corp., 5.650%,                             740                  776
05/15/06

British Telecom PLC, 7.875%,                            2,875                3,065
12/15/05

Capital Auto Receivables Asset Trust,                   4,500                4,552
3.580%, 10/16/06

Capital Auto Receivables Asset Trust,                   3,350                3,358
2.640%, 03/17/08

Capital One Financial, 7.250%,                          1,400                1,490
05/01/06

CIT Group, Inc., 4.125%, 02/21/06                       3,905                3,987

Citibank Credit Card Issuance Trust,                    4,875                4,904
4.100%, 12/07/06

Citibank Credit Card Issuance Trust,                    3,175                3,148
2.550%, 01/20/09

Citigroup, Inc., 6.750%, 12/01/05                       2,870                3,019

Citigroup, Inc., 5.000%, 03/06/07                       1,450                1,520

Coca-Cola Co. (The), 5.250%,                            2,870                3,032
05/15/07

Comcast Cablevision, 8.375%,                            1,425                1,602
05/01/07

Conagra Foods, Inc., 7.500%,                            1,690                1,769
09/15/05

Countrywide Home Loan Ser J, MTN,                       3,125                3,272
5.500%, 08/01/06

Credit Suisse First Boston USA, Inc.,                   3,250                3,433
5.875%, 08/01/06

Daimler Chrysler Auto Trust, 1.410%,                    4,850                4,832

11/08/06

Daimler-Chrysler Corp., 7.750%,                         2,250                2,343
06/15/05

Deutsche Telekom International Finance,                 3,000                3,135
 8.250%, 06/15/05

Diageo Capital PLC, 3.375%,                             1,600                1,597
03/20/08

Dominion Resources, Inc. Ser B,                         1,500                1,566
7.625%, 07/15/05

Equity Office Properties Trust, 8.375%,                 1,505                1,625
03/15/06

Ford Credit Auto Owner Trust, 2.130%,                   3,625                3,623
 10/15/06

Ford Motor Credit Co., 6.875%,                          2,450                2,577
02/01/06

Ford Motor Credit Co., 6.500%,                          1,175                1,249
01/25/07

General Electric Capital Corp. Ser A,                   2,025                2,124
MTN, 5.000%, 06/15/07

General Motors Acceptance Corp.,                        2,040                2,158
6.125%, 08/28/07

Goldman Sachs Group, Inc., 7.625%,                      2,860                3,004
08/17/05

Honda Auto Receivables Owner Trust,                     1,500                1,518
3.610%, 12/18/07

Household Finance Corp., 6.500%,                        3,850                4,055
01/24/06

International Lease Finance Corp.,                      1,125                1,098
3.500%, 04/01/09

J.P. Morgan Chase & Co., 5.250%,                        3,010                3,174
05/30/07

Kerr-McGee Corp., 5.875%, 09/15/06                      1,500                1,578

KFW International Finance, 4.750%,                      2,890                3,029
01/24/07

Lehman Brothers Holdings, 7.750%,                       4,000                4,085
01/15/05

Liberty Media Corp., 3.500%,                            1,710                1,710
09/25/06

Masco Corp., 6.750%, 03/15/06                           1,600                1,696

MBNA Credit Card Master Note Trust,                     2,375                2,385
3.650%, 03/15/11

Merrill Lynch & Co., Ser B, MTN,                        3,985                3,994
3.375%, 09/14/07

Metlife, Inc., 3.911%, 05/15/05                         1,525                1,544

Morgan Stanley Dean Witter, 5.800%,                     2,925                3,119
04/01/07

National Rural Utilities Cooperative                    4,160                4,192
Finance Corp., 3.000%, 02/15/06

Pacific Gas & Electric, 2.300%,                         1,125                1,126
04/03/06 (f)

Safeco Corp., 4.200%, 02/01/08                          1,110                1,132

Safeway, Inc., 6.150%, 03/01/06                         1,575                1,650

Satellite Telecom, 5.250%, 11/01/08                       805                  749

Univision Communications, Inc.,                         1,275                1,264
2.875%, 10/15/06

USAA Auto Owner Trust, 2.060%,                          4,100                4,070
04/15/08

Verizon Wireless, Inc., 5.375%,                         2,000                2,103
12/15/06

Viacom, Inc., 7.750%, 06/01/05                          2,500                2,603

Vodafone Airtouch PLC, 7.625%,                          3,125                3,201
02/15/05

Wachovia Corp., 6.800%, 06/01/05                        3,825                3,951

Weyerhaeuser Co., 6.125%, 03/15/07                      2,000                2,142
                                                                           -------
TOTAL CORPORATE BONDS (COST $152,037)                                      153,111
                                                                           -------

FOREIGN BOND (2.1%)

Province of Ontario, 7.000%, 08/04/05                   4,000                4,180

Quebec Province, 5.500%, 04/11/06                       2,000                2,093
                                                                           -------
TOTAL FOREIGN BOND (COST $6,062)                                             6,273
                                                                           -------

U.S. GOVERNMENT AGENCIES (35.6%)
FANNIE MAE (15.6%)

1.875%, 12/15/04                                        6,000                6,001
3.875%, 03/15/05                                       11,000               11,118
2.625%, 01/19/07                                        4,625                4,599
3.750%, 05/17/07                                        3,875                3,905
3.125%, 03/16/09                                        1,625                1,583
4.000%, 11/25/16                                        3,394                3,410
3.077%, 05/01/33 (f)                                    3,717                3,739
3.218%, 09/01/33 (f)                                    2,848                2,883
3.207%, 10/01/33 (f)                                    3,356                3,467
4.347%, 03/01/34                                        3,622                3,611
4.358%, 03/01/34                                        3,110                3,141
                                                                           -------
                                                                            47,457
                                                                           -------
FEDERAL HOME LOAN BANK (6.0%)

3.250%, 08/15/05                                        7,925                8,013
2.500%, 03/15/06                                        9,175                9,187
2.625%, 05/15/07                                        1,125                1,115
                                                                           -------
                                                                            18,315
                                                                           -------
FREDDIE MAC (12.1%)

4.250%, 06/15/05                                        7,825                7,961
2.875%, 11/03/06                                        4,625                4,628
3.050%, 01/19/07                                        3,725                3,736
2.375%, 02/15/07                                        2,425                2,401
2.400%, 03/29/07                                        4,000                3,955
4.000%, 07/01/08                                        3,443                3,479
3.375%, 04/15/09                                        1,620                1,604
5.000%, 05/15/11                                        1,368                1,379
3.342%, 07/01/33 (f)                                    3,618                3,641
MTN, 2.050%, 07/14/06                                   4,000                3,964
                                                                           -------
                                                                            36,748
                                                                           -------
SALLIE MAE (1.9%)

MTN, 3.350%, 09/15/06 (f)                               5,800                5,818
                                                                           -------
TOTAL U.S. GOVERNMENT AGENCIES (COST $108,521)                             108,338
                                                                           -------

U.S. TREASURY OBLIGATIONS (8.5%)
U.S. TREASURY NOTES (8.5%)

2.000%, 11/30/04                                        4,000                4,005
5.875%, 11/15/05                                        3,000                3,136
2.250%, 02/15/07                                        3,800                3,772
3.125%, 05/15/07                                        6,725                6,806
2.625%, 03/15/09                                        8,275                8,069
                                                                           -------
                                                                            25,788
                                                                           -------
TOTAL U.S. TREASURY OBLIGATIONS (COST $25,637)                              25,788
                                                                           -------

MONEY MARKETS (2.1%)

Federated Prime Value Money Market                     6,520,493             6,520
Fund                                                                      --------
TOTAL MONEY MARKETS (COST $6,520)                                            6,520
                                                                          --------

TOTAL INVESTMENTS (COST $298,777) (c) - 98.7%                              300,030
OTHER ASSETS IN EXCESS OF LIABILITIES - 1.3%                                 4,068
                                                                          --------
NET ASSETS - 100.0%                                                       $304,098
                                                                          ========

------------
SEE NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS.

STI CLASSIC FIXED INCOME FUNDS
SHORT-TERM U.S. TREASURY SECURITIES FUND
Schedule of Portfolio Investments
August 31, 2004
(Unaudited)
(Amounts in thousands, except shares)

                                                     SHARES
                                                       OR
                                                    PRINCIPAL
                                                     AMOUNT                VALUE
                                                    ---------             --------
U.S. TREASURY OBLIGATIONS (96.8%)
U.S. TREASURY NOTES (96.8%)

6.75%, 05/15/05                                    $   19,055             $ 19,700
1.125%, 06/30/05                                       15,000               14,907
1.50%, 07/31/05                                        10,000                9,961
6.50%, 08/15/05                                        25,000               26,070
5.75%, 11/15/05                                        15,000               15,657
5.875%, 11/15/05                                       10,000               10,452
2.25%, 04/30/06                                        10,000                9,998
4.625%, 05/15/06                                       10,000               10,393
7.00%, 07/15/06                                         5,000                5,423
2.625%, 11/15/06                                       10,000               10,030
2.25%, 02/15/07                                        15,000               14,891
                                                                          --------
                                                                           147,482
                                                                          --------
TOTAL U.S. TREASURY OBLIGATIONS (COST $147,367)                            147,482
                                                                          --------

MONEY MARKETS (2.6%)

Federated U.S. Treasury Cash Reserves               3,985,022                3,985
                                                                          --------
Fund

TOTAL MONEY MARKETS (COST $3,985)                                            3,985
                                                                          --------

TOTAL INVESTMENTS (COST $151,352) (c) - 99.4%                              151,467
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.6%                                   926
                                                                          --------
NET ASSETS - 100.0%                                                       $152,393
                                                                          ========

------------
SEE NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS.

STI CLASSIC FIXED INCOME FUNDS
STRATEGIC INCOME FUND
Schedule of Portfolio Investments
August 31, 2004
(Unaudited)
(Amounts in thousands, except shares)

                                                       SHARES
                                                         OR
                                                      PRINCIPAL
                                                       AMOUNT               VALUE
                                                      ---------             ------
CORPORATE BONDS (52.0%)

Acetex Corp., 10.88%, 08/01/09,                        $  500               $  550
Callable 08/01/05 @ 105.44

AFC Capital Trust I, Ser B, 8.21%, 02/03/27             1,000                  971

Allied Waste North America, Ser B, 8.88%,               1,250                1,372
04/01/08

Allied Waste North America, Ser B, 9.25%,                 500                  561
09/01/12, Callable 09/01/07 @ 104.62

Appleton Papers, Inc., 8.13%, 06/15/11,                   500                  508
Callable 06/15/08 @ 104.06 (g)

Appleton Papers, Inc., 9.75%, 06/15/14,                   500                  505
Callable 06/15/09 @ 104.88 (g)

Argosy Gaming Co., 9.00%, 09/01/11,                     1,000                1,115
Callable 09/01/06 @ 104.50

Autonation, Inc., 9.00%, 08/01/08                       1,500                1,713

Borden U.S. Financial, Ser Nova Scotia,                   750                  773
 9.00%, 07/15/14, Callable 07/15/09
@ 104.50 (g)

Boyd Gaming Corp., 7.75%, 12/15/12,                       500                  528
Callable 12/15/07 @ 103.88

Capital One Bank, 6.50%, 06/13/13                       1,500                1,610

Case New Holland, Inc., 9.25%,                            500                  553
08/01/11, Callable 08/01/07 @
104.62 (g)

Chesapeake Energy Corp., 9.00%,                         1,000                1,140
08/15/12, Callable 08/15/07 @ 104.50

Compass Minerals Group, Inc., 10.00%,                     500                  555
 08/15/11, Callable 08/15/06 @ 105.00

Corus Entertainment, Inc., 8.75%,                         500                  546
03/01/12, Callable 03/01/07 @ 104.38

Crescent Real Estate, 9.25%, 04/15/09,                    750                  823
Callable 04/15/06 @ 104.62

Crown Castle International Corp.,                       1,000                1,123
10.75%, 08/01/11, Callable 08/01/05 @
105.38

Crown Cork & Seal, 8.00%, 04/15/23,                     2,000                1,860
Callable 10/24/04 @ 103.43

CSC Holdings, Inc., 10.50%, 05/15/16,                   2,000                2,274
Callable 05/15/06 @ 105.25

Cummins, Inc., 9.50%, 12/01/10,                           500                  577
Callable 12/01/06 @ 104.75

Dana Corp., 6.50%, 03/15/08 (h)                         1,000                1,065

Denbury Resources, Inc., 7.50%,                           500                  525
04/01/13, Callable 04/01/08 @ 103.75

Dex Media East, LLC, 12.13%,                              649                  800

11/15/12, Callable 11/15/07 @ 106.06

Dynegy Holdings, Inc., 10.13%,                          1,000                1,125
07/15/13, Callable 07/15/08 @
105.06 (g)

Eagle-Picher, Inc., 9.75%, 09/01/13,                      500                  539
Callable 09/01/08 @ 104.88

EchoStar DBS Corp., 9.13%, 01/15/09,                      750                  825
Callable 01/15/06 @ 104.56

EchoStar DBS Corp., 6.38%, 10/01/11                     2,000                2,005

Edison Mission, 9.88%, 04/15/11                         2,000                2,294

EL Paso Energy Partners, 8.50%,                           669                  756
06/01/11, Callable 06/01/06 @ 104.25

Energy Partners Ltd., 8.75%, 08/01/10,                    750                  799
Callable 08/01/07 @ 104.38

Entravision Communications Corp.,                         500                  528
8.13%, 03/15/09, Callable 03/15/06 @
104.06

Equistar Chemicals LP, 10.63%,                          1,000                1,125
05/01/11, Callable 05/01/07 @ 105.31

Fisher Scientific International, 8.13%,                   435                  483
05/01/12, Callable 05/01/07 @ 104.06

GCI, Inc., 7.25%, 02/15/14, Callable                    1,500                1,470
02/15/09 @ 103.62

Georgia-Pacific Corp., 8.13%,                             500                  576
05/15/11

Georgia-Pacific Corp., 9.50%,                           1,500                1,841
12/01/11

Great Atlantic & Pacific Tea Co., Inc.                  1,000                  830
(The), 9.13%, 12/15/11, Callable
12/15/06 @ 104.56

HMH Properties, Inc., Ser B, 7.88%, 08/01/08,             532                  548
Callable 10/25/04 @ 102.66

Hollywood Entertainment Corp.,                          1,000                1,060
9.63%, 03/15/11, Callable 03/15/07 @
104.81

Huntsman International LLC, 11.63%,                     1,750                1,961
10/15/10, Callable 10/15/07 @ 105.81

Iasis Healthcare Corp., 8.75%, 06/15/14,                1,750                1,837
Callable 06/15/09 @ 104.38 (g)

Iesi Corp., 10.25%, 06/15/12, Callable                    500                  540
06/15/07 @ 105.12

IMC Global, Inc., Ser B, 11.25%, 06/01/11,                500                  586
Callable 06/01/06 @ 105.62

IMC Global, Inc., Ser B, 11.25%, 06/01/11,                500                  588
Callable 06/01/06 @ 105.62

Ingles Markets, Inc., 8.88%, 12/01/11,                    500                  530
Callable 12/01/06 @ 104.44

Insight Midwest, 9.75%, 10/01/09,                       1,000                1,050
Callable 11/18/04 @ 104.88

IPC Acquisition Corp., 11.50%,                            200                  220
12/15/09, Callable 12/15/05 @ 105.75

Iron Mountain, Inc., 7.75%, 01/15/15,                     500                  520
Callable 01/15/08 @ 103.88

Iron Mountain, Inc., 6.63%, 01/01/16,                     500                  470
Callable 07/01/08 @ 103.31
ISTAR Financial, Inc., 7.00%,                             750                  805
03/15/08

ISTAR Financial, Inc., 8.75%,                           1,500                1,716
08/15/08

K. Hovnanian Enterprises, 8.88%,                        1,000                1,115
04/01/12, Callable 04/01/07 @ 104.44

L-3 Communications Corp.,                               1,000                  985
6.13%, 07/15/13, Callable 07/15/08 @
103.06

Lyondell Chemicals Co., 11.13%,                         1,500                1,706
07/15/12, Callable 07/15/07 @105.56

Lyondell Chemicals Co., 10.50%,                           250                  281
06/01/13, Callable 06/01/08 @ 105.25

Mandalay Resort Group, Ser B, 10.25%,                   1,000                1,121
08/01/07

Mediacom LLC, 9.50%, 01/15/13,                          2,000                1,960
Callable 01/15/06 @ 104.75 (h)

Mission Energy Holding, 13.50%,                         1,000                1,258
07/15/08

Navistar International Corp., Ser B, 9.38%,             1,100                1,188
06/01/06

Nextel Communications, 7.38%,                           3,500                3,657
08/01/15, Callable 08/01/08 @ 103.69

NMGH Holding Co., 10.00%, 05/15/09,                       500                  550
 Callable 05/15/06 @ 105.00

Office Depot, Inc., 10.00%, 07/15/08                      500                  588

PacifiCare Health Systems, Inc.,                          649                  753
10.75%, 06/01/09, Callable 06/01/06 @
105.38

Panamsat Corp., 9.00%, 08/15/14,                        1,350                1,407
Callable 08/15/09 @ 104.50 (g)

Peabody Energy Corp., Ser B, 6.88%,                     1,000                1,055
03/15/13, Callable 03/15/08 @ 103.44

Plastipak Holdings, Inc., 10.75%,                       1,000                1,080
09/01/11, Callable 09/01/06 @ 105.38

Ply Gem Industries, Inc., 9.00%,                          250                  251
02/15/12, Callable 02/15/08
@104.50 (g)

Premcor Refining Group, 7.75%,                            500                  534
02/01/12, Callable 02/01/08 @103.88 (h)

Primedia, Inc., 8.00%, 05/15/13,                        1,000                  928
Callable 05/15/08 @ 104.00 (g)

PSEG Energy Holdings, 7.75%,                              500                  531
04/16/07

PSEG Energy Holdings, 10.00%,                           1,250                1,455
10/01/09

Qwest Corp., 8.88%, 06/01/31, Callable                  2,750                2,674
 11/18/04 @105.03

Reliant Resources, Inc., 9.50%,                         2,000                2,210
07/15/13, Callable 07/15/08 @ 104.75

Resort International Hotel & Casino,                      500                  568
11.50%, 03/15/09, Callable 03/15/06 @
106.00

Rite Aid Corp., 9.50%, 02/15/11,                        1,500                1,650
Callable 02/15/07 @ 104.38

RJ Tower Corp., 12.00%, 06/01/13,                         500                  455
Callable 06/01/08 @ 106.00

Roger Wireless, Inc., 6.38%, 03/01/14                   1,500                1,436

Roundy's, Inc., Ser B, 8.88%, 06/15/12,                 1,000                1,063
Callable 06/15/07 @ 104.44

Royal Caribbean Cruises, 8.75%,                         1,000                1,151

02/02/11

Samsonite Corp., 8.88%, 06/01/11,                         500                  515
Callable 06/01/06 @ 104.44 (g)

Sanmina Corp., 10.38%, 01/15/10,                          500                  567
Callable 01/15/07 @ 105.19

Seabulk International Inc., 9.50%,                      1,000                1,043
08/15/13, Callable 08/15/08 @ 104.75

Seminis, Inc., 10.25%, 10/01/13,                          500                  555
Callable 10/01/08 @ 105.12

Senior Housing Properties Trust, 7.88%,                   500                  530
 04/15/15, Callable 04/15/08 @ 103.94

Service Corp. International, 7.70%,                       500                  531
04/15/09, (g)

Sonic Automotive, Inc., Ser B, 8.63%,                     500                  525
08/15/13, Callable 08/15/08 @ 104.31 (g)

Standard Pacific Corp., 9.25%,                          1,000                1,137
04/15/12

Stone Container Corp., 9.25%,                           1,500                1,676
02/01/08

Sun International Hotels, 8.88%,                        1,000                1,098
08/15/11, Callable 08/15/06 @ 104.44

Swift Energy Co., 9.38%, 05/01/12,                        500                  550
Callable 05/01/07 @ 104.69

Syniverse Technologies, 12.75%,                           500                  555
02/01/09, Callable 02/01/06 @
106.38 (g)

THL Buildco, Inc., 8.50%, 09/01/14,                       500                  522
Callable 09/01/09 @ 104.25 (g)

Triad Hospitals, Inc., 7.00%, 05/15/12,                 1,000                1,043
Callable 05/15/08 @ 103.50

Trimas Corp., 9.88%, 06/15/12,                          1,000                1,060
Callable 06/15/07 @ 104.94

UGS Corp., 10.00%, 06/01/12,                            1,000                1,090
Callable 06/01/08 @ 105.00 (g)

United Rentals, Inc., 7.75%, 11/15/13,                  1,000                  930
Callable 11/15/08 @ 103.88

United Surgical Partners, 10.00%,                       1,000                1,140
12/15/11, Callable 12/15/06 @ 105.00

Universal Hospital Services,                              500                  508
10.13%, 11/01/11, Callable 11/01/07 @
105.06

Venetian Casino, 11.00%, 06/15/10,                      1,000                1,138
Callable 06/15/06 @ 105.50

Ventas Realty LP, 9.00%, 05/01/12                       1,000                1,115

WCI Communities, Inc., 10.63%,                            500                  563
02/15/11, Callable 02/15/06 @ 105.31

Westlake Chemical Corp., 8.75%,                           500                  556
07/15/11, Callable 07/15/07 @ 104.38

William Lyon Homes, 10.75%,                               500                  573
04/01/13, Callable 04/01/08 @ 105.38

Williams Co., Inc. (The), 8.75%,                        2,000                2,245
03/15/32

Xerox Capital Trust, 8.00%, 02/01/27,                   1,850                1,771
Callable 02/01/07 @ 102.45

Xerox Corp., 9.75%, 01/15/09                              750                  872
                                                                           -------
TOTAL CORPORATE BONDS (COST $104,078)                                      107,692
                                                                           -------

FOREIGN BOND (25.0%)

Australian Government, 6.25%, 04/15/15                  9,900                7,356
Canada Government, 5.00%, 06/01/14                     14,060               11,010
Duetschland Republic, 4.25%, 07/04/14                  21,350               26,412
Inmarsat Finance PLC, 7.63%,                            1,500                1,470
06/30/12, Callable 06/30/08 @
103.81 (g)

Japan Government, 2.40%, 3/20/34                      615,000                5,497
                                                                          --------
TOTAL FOREIGN BOND (COST $51,484)                                           51,745
                                                                          --------

U.S. TREASURY OBLIGATIONS (15.2%)

U.S. TREASURY NOTES (15.2%)
2.13%, 10/31/04                                        11,650               11,663
2.00%, 11/30/04                                        10,875               10,887
1.50%, 02/28/05                                         9,000                8,990
                                                                          --------
TOTAL U.S. TREASURY OBLIGATIONS (COST $31,545)                              31,540
                                                                          --------

YANKEE DOLLAR (2.7%)

Burns, Philp Capital Property Ltd.,                     1,000                1,055
9.75%, 07/15/12, Callable 07/15/07 @
104.88

Fairfax Financial Holdings Ltd., 7.75%,                 1,200                1,167
04/26/12

Fairfax Financial Holdings Ltd., 8.30%,                   500                  461
04/15/26

Jean Couto Group PJC, Inc., 8.50%,                        900                  907
08/01/14, Callable 08/01/09 @
104.25 (g)

Kabel Deutschland, 10.63%, 07/01/14,                    1,250                1,281
Callable 07/01/09 @ 105.31 (g)

Rogers Cantel, Inc., 9.75%, 06/01/16                      250                  289
Vale Overseas Ltd., 8.25%, 01/17/34                       500                  475
                                                                          --------
TOTAL YANKEE DOLLAR (COST $5,618)                                            5,635
                                                                          --------

SHORT-TERM INVESTMENTS (6.4%)

Boston Global Investment Trust -                    6,560,723                6,561
Enhanced Portfolio (m)

Brown Brothers Harriman & Co.,                      6,718,748                6,719
Cayman Islands Cash Sweep                                                 --------

TOTAL SHORT-TERM INVESTMENTS (COST $13,280)                                 13,280
                                                                          --------

TOTAL INVESTMENTS (COST $206,005) (c) - 101.3%                             209,892
LIABILITIES IN EXCESS OF OTHER ASSETS - (1.3%)                              (2,747)
                                                                          --------
NET ASSETS - 100.0%                                                       $207,145
                                                                          ========

------------
SEE NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS.

STI CLASSIC FIXED INCOME FUNDS
U.S. GOVERNMENT SECURITIES FUND
Schedule of Portfolio Investments
August 31, 2004
(Unaudited)
(Amounts in thousands)

                                                      PRINCIPAL
                                                       AMOUNT               VALUE
                                                      ---------            -------
CORPORATE BONDS (0.9%)

Citifinancial Mortgage Securities, Inc.,              $ 2,000              $ 2,004
3.22%, 10/25/33 (f)

MBNA Credit Card Master Note Trust                      1,000                  972
                                                                           -------
Series 2003-A7, Class A7, 2.65%,
11/15/10

TOTAL CORPORATE BONDS (COST $2,970)                                          2,976
                                                                           -------

U.S. GOVERNMENT AGENCIES (74.7%)

FANNIE MAE (56.5%)

6.00%, 11/01/07                                            73                   75
3.88%, 11/17/08                                        10,000               10,020
4.19%, 02/17/09 (f)                                     2,000                2,021
6.50%, 03/01/12                                           231                  247
4.72%, 08/25/12                                         5,000                5,056
6.50%, 12/01/12                                           142                  152
6.50%, 06/01/13                                           171                  182
6.50%, 06/01/13                                            44                   47
6.50%, 09/01/13                                            17                   19
4.00%, 11/01/13                                         8,816                8,797
4.00%, 12/01/13                                         5,411                5,396
6.00%, 07/01/16                                         1,406                1,479
6.00%, 07/01/16                                         2,955                3,106
6.50%, 09/01/16                                           911                  968
5.50%, 04/01/17                                         3,370                3,493
5.50%, 09/01/17                                         3,278                3,401
6.00%, 09/01/17                                           478                  502
5.50%, 04/01/18                                         1,468                1,523
6.29%, 08/01/18                                         1,254                1,320
4.50%, 10/01/18                                           931                  933
5.50%, 11/01/18                                         9,339                9,686
6.00%, 12/01/18                                           318                  333
8.75%, 12/25/20                                             8                    9
6.50%, 03/01/29                                           566                  597
6.50%, 04/01/31                                           440                  463
6.50%, 06/01/31                                         1,289                1,358
6.50%, 12/01/31                                           811                  854
7.00%, 12/01/31                                           339                  362
7.00%, 12/01/31                                           672                  718
6.50%, 01/01/32                                         1,036                1,091
6.50%, 05/01/32                                           345                  364
7.00%, 06/01/32                                         3,101                3,312
6.50%, 07/01/32                                           554                  583
5.33%, 03/01/33 (f)                                    10,277               10,479
6.00%, 03/01/33                                         3,344                3,469
5.21%, 04/01/33 (f)                                     3,389                3,441

5.50%, 04/01/33                                         6,496                6,606
4.14%, 08/01/33 (f)                                    13,371               13,495
5.00%, 09/01/33                                         1,852                1,843
4.00%, 11/01/33 (f)                                     4,499                4,472
6.00%, 11/01/33                                         7,752                8,040
6.00%, 02/01/34                                        19,789               20,524
6.00%, 04/01/34                                        14,758               15,308
4.63%, 05/01/34 (f)                                     8,754                8,914
4.75%, 05/01/34 (f)                                     9,999                9,843
4.03%, 06/01/34 (f)                                     4,530                4,533
4.27%, 06/01/34 (f)                                     4,267                4,319
                                                                           -------
                                                                           183,753
                                                                           -------
FEDERAL HOME LOAN BANK (1.3%)

5.89%, 06/30/08                                         4,000                4,362
                                                                           -------
FREDDIE MAC (12.4%)

4.50%, 06/01/13                                        15,987               16,221
4.88%, 11/15/13                                         2,500                2,559
7.00%, 06/01/17                                           386                  413
5.50%, 02/01/24                                        10,737               11,050
5.00%, 05/01/33                                         4,310                4,288
5.00%, 10/01/33                                         5,853                5,824
                                                                           -------
                                                                            40,355
                                                                           -------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (4.5%)

7.50%, 10/20/09                                             5                    5
6.00%, 07/15/13                                           237                  250
6.00%, 01/15/14                                           172                  181
6.00%, 01/15/14                                           318                  336
6.50%, 05/20/28                                           232                  245
6.25%, 10/15/28                                           398                  418
6.00%, 12/15/31                                         3,412                3,554
5.50%, 12/15/32                                         3,189                3,258
6.00%, 03/15/33                                         1,603                1,667
3.75%, 01/20/34                                         4,849                4,799
                                                                           -------
                                                                            14,713
                                                                           -------
TOTAL U.S. GOVERNMENT AGENCIES (COST $241,999)                             243,183
                                                                           -------

U.S. TREASURY OBLIGATIONS (20.3%)
U.S. TREASURY BONDS (6.5%)

5.38%, 02/15/31                                        20,000               21,294
                                                                           -------
U.S. TREASURY NOTES (13.8%)

2.00%, 05/15/06                                         3,000                2,987
6.00%, 08/15/09                                         3,400                3,813
4.00%, 11/15/12                                         7,000                7,030
1.88%, 07/15/13                                        23,000               24,103
4.25%, 11/15/13                                         7,000                7,087
                                                                           -------
                                                                            45,020
                                                                           -------
TOTAL U.S. TREASURY OBLIGATIONS (COST $65,052)                              66,314
                                                                           -------

REPURCHASE AGREEMENTS (6.0%)

Merrill Lynch 1.515% dated 08/31/04, to                19,637               19,637
                                                                           -------
be repurchased on 09/01/04, repurchase price
$19,637,415 (collateralized by US
Government obligations; total market
value $20,032,343)

TOTAL REPURCHASE AGREEMENTS (COST $19,637)                                  19,637
                                                                          --------

TOTAL INVESTMENTS (COST $329,658) (c) - 101.9%                             332,110
LIABILITIES IN EXCESS OF OTHER ASSETS - (1.9)%                              (6,207)
                                                                          --------

NET ASSETS - 100.0%                                                       $325,903
                                                                          ========

------------
SEE NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS.

STI CLASSIC FIXED INCOME FUNDS
VIRGINIA INTERMEDIATE MUNICIPAL BOND FUND
Schedule of Portfolio Investments
August 31, 2004
(Unaudited)
(Amounts in thousands, except shares)

                                                       SHARES
                                                         OR
                                                     PRINCIPAL
                                                       AMOUNT               VALUE
                                                     ---------              ------
MUNICIPAL BONDS (99.7%)
DISTRICT OF COLUMBIA (0.9%)

Metropolitan Authority, General Airport,               $1,625               $1,702
                                                                            ------
RB, 4.75%, 10/01/11, Callable 10/01/08
@ 101, AMT

VIRGINIA (98.8%)

Albemarle County Industrial                             1,500                1,519
Development Authority, Residential Care
Facilities, RB, Ser A, 5.00%,
01/01/07, Callable 01/01/05 @ 101

Arlington County Industrial                             2,000                2,126
Development Authority, Hospital Facilities,
RB, 5.50%, 07/01/06

Arlington County Industrial                             2,000                2,237
Development Authority, Hospital Facilities,
RB, 5.50%, 07/01/11

Arlington County Industrial                             2,225                2,401
Development Authority, Hospital Facilities,
 RB, 5.50%, 07/01/17, Callable

07/01/11 @ 101

Arlington County Industrial                             4,000                4,052
Development Authority, Resource
Recovery, RB, Ser A, 5.25%,
01/01/05

Arlington County Industrial                             2,785                3,030
Development Authority, Resource
Recovery, RB, Ser B, 5.38%,
01/01/11, Callable 07/01/08 @ 101, AMT

Bristol, GO, 5.25%, 11/01/14,                           1,250                1,414
FSA, Callable 11/01/12 @ 102

Bristol, Utility System, GO, 5.50%,                     1,190                1,375
11/01/16, FSA, Callable 11/01/12
@ 102

Bristol, Utility System, RB, 5.75%,                     1,055                1,245
 07/15/14, Callable 07/15/11 @ 102

Chesapeake Bay Bridge & Tunnel                          1,000                1,103
Commission District, RB, 5.00%,
07/01/09, FGIC

Chesapeake, GO, 5.40%, 12/01/08                         2,500                2,791

Chesapeake Water & Sewer Project,                       2,465                2,677
GO, 5.00%, 12/01/19,
Callable 12/01/14 @ 101

Chesapeake Public Improvement Project,                  2,500                2,861
 GO, 5.50%, 12/01/10

Chesapeake Water & Sewer Project, GO,                   3,640                3,926
 5.00%, 12/01/20, Callable 12/01/14 @

101

College Building Authority, Educational                 2,990                3,410
Facilities, RB, 5.38%, 01/01/21,
Callable 01/01/16 @ 100

College Building Authority, Educational                 1,510                1,684
Facilities, RB, Ser A, 5.00%,
9/01/11

College Building Authority, Educational                 4,510                4,995
Facilities, RB, Ser A, 5.00%,
02/01/15, Callable 02/01/14 @ 100

Commonwealth Transportation Board,                      2,045                2,300
RB, Ser A, 5.38%, 05/15/13,
Callable 05/15/11 @100

Danville, GO, 5.00%, 08/01/12,                          1,000                1,117
FSA

Education Loan Authority, Guaranteed                    1,800                1,896
Student Loan Program, RB, Ser B,
 5.55%, 09/01/10, AMT, Guaranteed
Student Loans

Fairfax County Economic Development                     1,625                1,711
Authority, Transportation Contract, RB,
5.00%, 04/01/22, MBIA, Callable 04/01/14 @
 100

Fairfax County, Ser A, GO,                              2,000                2,206
5.00%, 04/01/16, St Aid Withholding
Callable 04/01/14 @ 100

Fairfax County Water Authority,                         2,000                2,283
RB, 5.50%, 04/01/14, Callable 04/01/12
@ 100

Fairfax County Water Authority,                         5,560                6,128
RB, 6.00%, 04/01/22, Callable 04/01/07
@ 102

Greater Richmond Convention Center                        460                  473
Authority, Hotel Tax, RB, 5.25%,
06/15/05

Greater Richmond Convention Center                      1,170                1,339
Authority, Hotel Tax, RB, 6.00%,
06/15/11, Callable 06/15/10 @ 101

Greater Richmond Convention Center                      3,185                3,583
Authority, Hotel Tax, RB, 6.00%,
06/15/13, Callable 06/15/10 @ 101

Halifax County Industrial Development                   1,125                1,139
Authority, RB, 3.00%,
09/01/06

Hampton, GO, Ser A, 5.50%, 07/15/18,                    1,275                1,427
 Callable 07/15/12 @ 101

Hanover County Industrial Development                   6,000                7,331
Authority, RB, 6.38%,
08/15/18

Harrisonburg Industrial Development                     3,000                3,029
Authority, RB, 5.75%, 12/01/13, Callable
10/25/04 @ 101, MBIA

Henrico County Economic Development                     2,750                2,750
Authority, Residential Care Facilities
RB, Ser B, 1.33%, 07/01/08,
LOC: KBC (f)

Henrico County, GO, 5.00%, 01/15/08                     2,220                2,417

Henrico County Industrial Development                   1,000                  994
Authority, RB, 5.30%, 12/01/11,

AMT

Henrico County Economic Development                       255                  254
 Authority, Residential Care Facilities
RB, Ser A, 3.75%, 06/01/06

Henrico County Economic Development                       525                  522
 Authority, Residential Care Facilities
RB, Ser A, 4.25%, 06/01/07

Henrico County Economic Development                     1,000                1,025
 Authority, Residential Care Facilities
RB, Ser A, 5.00%, 06/01/10

Henrico County Economic Development                     1,000                1,021
 Authority, Residential Care Facilities
RB, Ser A, 6.50%, 06/01/22,
Callable 06/01/12 @ 100

Henrico County Industrial Development                   2,500                2,683
 Authority, RB, 5.15%, 06/01/07,
 Callable 06/01/06 @102

Henry County Public Service Authority,                  1,990                2,184
Water and Sewer, RB, 5.00%,
11/15/08, FSA

Housing Development Authority,                            750                  753
Commonwealth Mortgage, RB, Ser
 A, 2.00%, 07/01/06, AMT, LOC: GO

Housing Development Authority,                            235                  235
Commonwealth Mortgage, RB, Ser
 C, 5.10%, 07/01/14, LOC: GO

Housing Development Authority,                          1,000                1,014
Commonwealth Mortgage, RB, Ser
 I, 3.75%, 07/01/05, AMT, LOC: GO

Housing Development Authority,                          2,500                2,626
Commonwealth Mortgage, RB, Ser
 J, 4.88%, 07/01/13, Callable 07/01/11 @
100, MBIA

Housing Development Authority,                          3,500                3,694
Multifamily, RB, Ser H, 5.63%,
11/01/18, Callable 11/01/09 @ 100,
LOC:GO

Housing Development Authority,                          1,250                1,341
Multifamily, RB, Ser E, 5.35%,
11/01/11, Callable 01/01/08 @ 102, AMT,
LOC:GO

Housing Development Authority,                          1,950                2,041
Multifamily, RB, Ser I, 4.88%,
11/01/12, Callable 01/01/09 @ 101, AMT,
LOC: GO

Isle Wight County, GO, 5.00%, 02/01/12,                 1,000                1,121
MBIA St Aid Witholding

James City County Industrial                            1,900                1,914
Development Authority, Residential Care
Facility, RB, Ser B, 5.38%,
03/01/26, Callable 10/25/04 @101

Loudoun County, GO, Ser A, 5.00%,                       2,000                2,136

11/01/06

Loudoun County Industrial Development                   1,000                1,023
 Authority, Residential Care Facilities,
RB, Ser A, 6.00%, 08/01/24,
Callable 08/01/14 @ 100

Loudoun County Industrial Development                   1,000                1,008
 Authority, Residential Care Facilities,
RB, Ser B, 5.00%, 08/01/28,
Callable 08/01/07 @ 101

Lynchburg, GO, 3.00%, 6/1/06, Callable                  2,100                2,112
 06/01/05 @ 100

Lynchburg, GO, Ser B, 5.00%,                            1,940                2,151
02/01/10

Lynchburg Industrial Development                        1,180                1,265
Authority, Healthcare Facilities, RB,
5.00%, 01/01/08

Lynchburg Industrial Development                        1,850                1,864
Authority, Residential Care Facilities,
RB, Ser A, 4.75%, 01/01/06,
Callable 01/01/05 @ 101

Montgomery County Industrial                            1,865                2,074
Development Authority, RB,
5.50%, 01/15/18, Callable 01/15/12 @ 101,
AMBAC

Newport News, GO, 5.25%, 07/01/15,                      3,000                3,423
St Aid

Newport News, GO, 5.00%, 05/01/19,                      2,000                2,165
Callable 05/01/14 @ 101

Newport News Industrial Development                     2,500                2,815
Authority, RB, 5.50%, 09/01/09

Norfolk Industrial Development                          1,000                1,086
Authority, RB, 6.90%, 06/01/06,

 AMBAC

Peninsula Ports Authority, Residential                  1,500                1,604
Care Facility, RB, Ser A, 7.375%,
12/01/23, Callable 12/01/13 @ 100

Polytechnic Institute & State University,               2,000                2,164
RB, Ser A, 5.35%, Prerefunded 06/01/06 @ 102

Polytechnic Institute & State University,               1,095                1,190
RB, Ser D, 5.13%, 06/01/21,
AMBAC, Callable 06/01/14 @ 101

Public School Authority, RB, Ser                        2,910                3,202
 B, 5.00%, 08/01/13, Callable 08/01/10 @
101

Public School Authority, RB, Ser                        2,000                2,221
 D, 5.00%, 02/01/11

Resources Authority, Infrastructure,                    1,670                1,758
RB, 5.00%, 11/01/22, Callable
11/01/13 @ 100

Richmond, GO, 5.25%, 01/15/09                           1,470                1,632
Richmond, GO, 5.50%, 01/15/11, FSA                      1,000                1,141
Richmond, GO, 5.50%, 01/15/12,                          2,500                2,839
Callable 01/15/11 @101, FSA

Richmond, GO, 5.50%, 01/15/18,                          2,755                3,039
Callable 01/15/11 @ 101, FSA

Richmond, GO, 5.00%, 07/15/23,                          1,500                1,573
Callable 07/15/14 @ 100, FSA

Roanoke County Industrial Development                   1,000                1,001
 Authority, Healthcare Facilities, RB,

Ser A, 4.40%, 07/01/08, Callable 07/01/06
@ 101

Roanoke, GO, Ser B, 5.00%, 10/01/11,                    1,000                1,099
 AMT

Roanoke Industrial Development                          1,500                1,676
Authority, RB, Ser A,
5.25%, 07/01/11

Roanoke Industrial Development                          2,000                2,285
Authority, RB, Ser A,
5.75%, 07/01/13, Callable 07/01/12 @ 100

Roanoke Industrial Development                          2,000                2,266
Authority, RB, Ser A,
5.75%, 07/01/14, Callable 07/01/12 @ 100

Roanoke Industrial Development                          2,000                2,199
Authority, RB, Ser A,
5.50%, 07/01/18, Callable 07/01/12 @ 100

Roanoke Industrial Development                          7,000                6,999
Authority, RB, Ser C,
1.32%, 07/01/27 (f)

Southwest Regional Jail Authority,                      1,750                1,770
RB, 3.00%, 09/01/06, Callable 09/01/05
@ 100

Southwest Regional Jail Authority,                      1,145                1,267
RB, 5.13%, 09/01/14, Callable 09/01/13
@ 100, MBIA

Southwest Regional Jail Authority,                      1,465                1,611
RB, 5.13%,09/01/15, Callable 09/01/13
@ 100, MBIA

Spotsylvania County, Ser A, 5.00%, 01/15/16,            1,390                1,527
Callable 01/15/14 @ 100,
AMBAC

Stafford County Water & Sewer,                          2,275                2,533
RB, 5.00%, 06/01/12, FSA

Transportation Board Contract, RB,                      3,605                3,906
Ser B, 6.75%, 05/15/06

Upper Occoquan Sewage Authority,                        2,265                2,447
Regional Sewage, RB, 5.00%,
07/01/18, Callable 01/01/14 @ 100,
FSA

Virginia Beach Department of Finance,                   1,000                1,140
GO, 5.45%, 07/15/11

Virginia Beach Development Authority,                   1,650                1,840
RB, Ser A, 5.38%, 08/01/16, Callable 08/01/12 @ 100

York County, GO, 5.00%, 07/15/09,                       1,545                1,705
LOC: St Aid                                                               --------
                                                                           190,153
                                                                          --------
TOTAL MUNICIPAL BONDS (COST $185,332)                                      191,855
                                                                          --------
MONEY MARKETS (0.3%)
VIRGINIA (0.3%)

Federated Virginia Municipal Cash                     542,640                 543
                                                                          --------
Trust

TOTAL MONEY MARKETS (COST $543)                                                543
                                                                          --------

TOTAL INVESTMENTS (COST $185,875) (c) - 100.0%                             192,398
LIABILITIES IN EXCESS OF OTHER ASSETS - 0.0%                                  (119)
                                                                          --------
NET ASSETS - 100.0%                                                       $192,279
                                                                          ========

------------
SEE NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS.

STI CLASSIC FIXED INCOME FUNDS
VIRGINIA MUNICIPAL BOND FUND
Schedule of Portfolio Investments
August 31, 2004
(Unaudited)
(Amounts in thousands, except shares)

                                                       SHARES
                                                         OR
                                                      PRINCIPAL
                                                       AMOUNT               VALUE
                                                      ---------             ------
MUNICIPAL BONDS (95.9%)
DISTRICT OF COLUMBIA (1.9%)

Metropolitan Washington Airports                       $1,000               $1,043
                                                                            ------
Authority, RB, Ser
 A, AMT, 5.50%, 10/1/27, Callable
10/01/11 @ 101

VIRGINIA (94.0%)

Amherst County Service Authority,                         500                  527
RB, 6.00%, 12/15/20, Callable
12/15/2010 @ 102

Amherst County Service Authority,                       1,750                1,823
RB, 6.00%, 12/15/30, Callable
12/15/10 @ 102

Blacksburg Polytechnic Institute                          500                  520
Sanitation Authority, RB, 4.15%,
11/01/06

Bristol Utility System, RB,                             1,000                1,069
5.25%, 07/15/23, MBIA,
Callable 07/15/13 @ 100

Brunswick County Industrial                             1,000                1,086
Development Authority, Correctional
Facility Lease, RB, 5.70%,
MBIA, Prerefunded 07/01/06 @ 102

Capital Region Airport Commission                       1,000                1,103
RB, Ser A, 5.00%,
07/01/10, FSA

Chesterfield County, GO, 5.00%,                         1,105                1,226
St Aid Withholding, Prerefunded
 01/15/11 @ 100

Fairfax County Economic Development                     1,000                1,053
Authority, RB,
5.00%, 04/01/22, MBIA, Callable 04/01/14
@ 100

Fairfax County Sewer, RB,                               1,000                1,084
5.80%, 07/15/22, MBIA, Callable 07/15/06
@ 102

Fairfax County, Series A, GO,                           1,000                1,103
5.00%, 04/01/16, St Aid Withholding,
Callable 04/01/14 @ 100

Fredericksburg Industrial Development                   1,000                1,085
Authority, Hospital Facilities, RB,
5.00%, 08/15/09

Greater Richmond Convention Center                        550                  605
Authority, Hotel Tax, RB, 5.50%,
06/15/08

Greater Richmond Convention Center                        850                  943
Authority, Hotel Tax, RB, 5.90%,

06/15/16, Callable 06/15/10 @ 101

Greater Richmond Convention Center                      1,200                1,332
Authority, Hotel Tax, RB, 6.125%,
06/15/25, Callable 06/15/10 @ 101

Hampton Golf Course, RB,                                1,076                1,144
 6.00%, 12/01/12

Hanover County Industrial Development                   1,000                1,142
Authority, RB, 6.00%,
08/15/09

Hanover County Industrial Development                   1,000                1,222
Authority, RB, 6.375%,
08/15/18

Henrico County Economic Development                       400                  436
Authority, RB, Ser A, 5.85%,
07/20/19, GNMA, Callable
07/20/09 @ 102

Henrico County Economic Development                       500                  544
Authority, RB, Ser A, 5.90%,
07/20/29, GNMA, Callable
07/20/09 @ 102

Henry County Public Service Authority,                  1,500                1,695
Water and Sewer, RB, 5.25%,
11/15/13, FSA

Loudoun County Industrial Development                   1,000                1,066
Authority, RB, 5.00%, 03/01/19,
 Callable 03/01/13 @ 100

Loudoun County Industrial Development                   1,110                1,231
 Authority, Public Safety Facilities Lease,
RB, Ser A, 5.25%, 12/15/17,
Callable 06/15/14 @ 100

Loudoun County Industrial Development                     750                  767
 Authority, Residential Care Facilities,
RB, Ser A, 6.00%, 08/01/24,
Callable 08/01/14 @ 100

Loudoun County, Ser A,                                  1,535                1,695
GO, 5.25%, 05/01/18, Callable 05/01/12 @
100

Lynchburg Industrial Development                        1,430                1,542
Authority, Healthcare Facilities, RB,
5.25%, 01/01/11, Callable 01/01/08 @ 101

Newport News Redevelopment and                            500                  521
Housing Authority, RB, 5.85%,
12/20/30, GNMA, Callable
08/20/07 @ 102

Newport News, Ser C, GO,                                1,000                1,075
5.00%, 05/01/20, Callable 05/01/14 @ 101

Peninsula Ports Authority, Residential                    525                  562
Care Facility, RB, Ser A, 7.375%,
12/01/23, Callable 12/01/13 @ 100

Pittsylvania County, Ser B,                             1,000                1,142
GO, 5.625%, 03/01/15, MBIA, St Aid
Withholding, Callable 03/01/11 @ 102

Richmond GO, 5.50%, 01/15/11, FSA                       1,000                1,141

Richmond GO, 5.50%, 01/15/18,                           1,000                1,103
Callable 01/15/11 @ 101

Richmond Industrial Development                         1,000                1,059
Authority, Student Housing, RB,
5.45%, 01/01/21, Callable 01/01/11 @ 102

Richmond Public Utility, RB,                            1,000                1,051
5.00%, 01/15/23, Callable
01/15/15 @ 100

Richmond, GO, 5.50%,                                    1,290                1,437
01/15/15, Callable 01/15/11 @ 101

Riverside Regional Jail Authority,                        910                  961
RB, 5.875%, MBIA,
Prerefunded 07/01/05 @ 102

Roanoke Industrial Development                          1,000                1,108
Authority, RB, Ser A,
5.50%, 07/01/16, Callable 07/01/12 @ 100

Roanoke Industrial Development                          1,000                1,087
Authority, RB, Ser A,
5.50%, 07/01/21, Callable 07/01/12 @ 100

Public Building Authority,                              1,000                1,132
Public Facilities, RB, Ser A,
5.75%, 08/01/16, Callable 08/01/10 @ 100

Virginia Beach Development Authority,                     500                  566
Hospital Facility, RB, 6.00%,
02/15/09, AMBAC

Virginia College Building Authority,                    1,000                1,135
Educational Facilities, RB, Ser A,
5.50%, 02/01/13, Callable 02/01/12 @ 100

Virginia Commonwealth Transportation                    1,000                1,043
Board, RB, 5.50%, 10/01/05

Virginia Commonwealth Transportation                    1,500                1,692
Board, RB, Ser A,
5.375%, 05/15/12, Callable 05/15/11 @ 100

Virginia Polytechnic Institute & State                  1,000                1,087
University, RB, Ser D, 5.13%,
06/01/21, AMBAC, Callable 06/01/14 @ 101

Public School Authority,                                1,000                1,022
RB, 5.25%, 04/01/05
Public School Authority,                                1,365                1,420
RB, Ser A, 5.00%, 08/01/24,
Callable 08/01/14 @ 100

Virginia Resources Authority,                           1,250                1,316
RB, 5.00%, 11/01/22,
Callable 11/01/13 @ 100

Virginia Resources Authority,                           1,500                1,675
RB, Ser A, 5.80%,                                                          -------
05/01/30, MBIA, Callable 05/01/11 @ 101
                                                                            51,378
                                                                           -------
TOTAL MUNICIPAL BONDS (COST $49,996)                                        52,421
                                                                           -------

MONEY MARKETS (3.4%)
VIRGINIA (3.4%)

Federated Virginia Municipal Cash                   1,871,041                1,871
Trust                                                                      -------
TOTAL MONEY MARKETS (COST $1,871)                                            1,871
                                                                           -------

TOTAL INVESTMENTS (COST $51,867) (c) - 99.3%                                54,292
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.7%                                   377
                                                                           -------
NET ASSETS - 100.0%                                                        $54,669
                                                                           =======

------------
SEE NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS.

STI CLASSIC FUNDS
PRIME QUALITY MONEY MARKET FUND
Schedule of Portfolio Investments
August 31, 2004
(Unaudited)
(Amounts in thousands, except shares)

                                                      SHARES
                                                        OR
                                                     PRINCIPAL
                                                      AMOUNT                VALUE
                                                     ---------             -------
CERTIFICATES OF DEPOSIT (18.3%)

Bank of Nova Scotia, 1.432%, 10/04/04,               $ 15,000             $ 14,999
(f)

Barclays Bank PLC, 1.483%, 09/07/04,                  175,375              175,375
(f)

Barclays Bank PLC, 1.54%, 03/24/05,                    10,000                9,998
(f)

Canadian Imperial Bank, 1.59%,                         70,000               69,991
04/29/05, (f)

Canadian Imperial Bank, 1.58%,                         50,000               49,990
05/31/05, (f)

Comerica Bank, 1.462%, 11/02/04, (f)                   20,000               20,000

Credit Lyonnais, 1.422%, 04/04/05, (f)                100,000               99,985

Credit Suisse First Boston, 1.575%,                   125,000              125,001
09/20/04, (f)

Credit Suisse First Boston, 1.55%,                     50,000               49,994
04/05/05, (f)

First Tennessee Bank, 1.53%,                           50,000               50,000
09/13/04

First Tennessee Bank, 1.54%,                           35,000               35,000
09/16/04

First Tennessee Bank, 1.54%,                           50,000               50,000
09/16/04

First Tennessee Bank, 1.54%,                           50,000               50,000
09/20/04

Rabobank Nederland NV, 1.60%,                         100,000              100,005
03/02/05, (f)

Societe Generale, 1.34%, 09/03/04                      25,000               25,000
                                                                          --------
TOTAL CERTIFICATES OF DEPOSIT (COST $925,338)                              925,338
                                                                          --------

COMMERCIAL PAPER (30.6%)

Aventis, 1.54%, 09/09/04, (a)                          38,000               37,987

Aventis, 1.54%, 09/16/04, (a)                          25,000               24,984

Bank of Ireland, 1.40%, 09/03/04, (a)                  10,932               10,931

Bank of Ireland, 1.32%, 09/08/04, (a)                  10,700               10,697

Barclays U.S. Funding Corp., 1.41%,                       900                  899
09/21/04, (a)

BellSouth Corp., 1.58%, 09/02/04, (a)                   2,763                2,763

Bristol-Myers Squibb Co., 1.54%,                       90,320               90,297
09/07/04, (a)

Bristol-Myers Squibb Co., 1.54%,                       97,784               97,755
09/08/04

Cardinal Health, Inc., 1.60%, 09/13/04,                50,000               49,973
(a)

Citigroup Global Markets Holdings,                     50,000               50,000
Inc., 1.58%, 09/01/04, (a)

Citigroup Global Markets Holdings,                      1,960                1,959
Inc., 1.54%, 09/09/04, (a)

Compass Securitization LLC, 1.53%,                    100,000               99,974
09/07/04, (a)

Compass Securitization LLC, 1.55%,                      9,425                9,419
09/16/04, (a)

Compass Securitization LLC, 1.54%,                     48,750               48,710
09/20/04, (a)

Danske Bank A/S, 1.40%, 09/03/04, (a)                   3,700                3,700

Danske Bank A/S, 1.55%, 09/20/04,                       1,217                1,216
(a)

Danske Bank A/S, 1.55%, 09/21/04,                      26,300               26,277
(a)

DnB Holding ASA, 1.55%, 09/20/04,                      11,200               11,191
(a)

Dresdner Bank AG, 1.53%, 09/20/04,                     50,000               49,960
(a)

Fortis Funding LLC, 1.54%, 09/13/04,                   56,250               56,221
(a)

ING America Insurance Holdings, Inc.,                   4,600                4,598
1.32%, 09/10/04, (a)

KFW International Finance, 1.57%,                      36,944               36,944
09/01/04, (a)

Mane Funding Corp., 1.54%, 09/21/04,                   13,750               13,738
(a)

Morgan Stanley, 1.64%, 03/18/05, (f)                   50,000               50,000

National Rural Utilities Cooperative                   22,000               22,000
Finance Corp., 1.57%, 09/08/04, (a)

National Rural Utilities Cooperative                   25,000               25,000
Finance Corp., 1.57%, 09/15/04, (a)

National Rural Utilities Cooperative                   75,000               74,939
Finance Corp., 1.54%, 09/20/04, (a)

National Rural Utilities Cooperative                   75,000               75,000
Finance Corp., 1.59%, 09/22/04, (a)

Prudential Funding Corp., 1.54%,                       30,000               29,976
09/20/04, (a)

Rabobank USA Finance Corp., 1.60%,                      2,730                2,730
09/01/04

SBC Communications, Inc., 1.54%,                      175,000              174,902
09/14/04

Southern Co., 1.54%, 09/07/04, (a)                     10,000                9,997

Southern Co., 1.54%, 09/20/04, (a)                     12,800               12,790

Southern Co., 1.54%, 09/22/04, (a)                     16,300               16,285

Southern Co., 1.55%, 09/22/04, (a)                      4,600                4,596

Spintab AB, 1.32%, 09/08/04, (a)                        5,400                5,399

Spintab AB, 1.64%, 10/12/04, (a)                        1,100                1,098

Starfish Global Funding LLC, 1.54%,                    51,086               51,071
09/08/04, (a)

Starfish Global Funding LLC, 1.54%,                    72,987               72,928
09/20/04, (a)

Starfish Global Funding LLC, 1.55%,                    38,407               38,372
09/22/04, (a)

Swiss Reinsurance Co., 1.33%,                         100,000              100,001
09/01/04, (a)

UBS Finance Corp., 1.60%, 09/01/04,                     4,100                4,100
(a)

UBS Finance Corp., 1.32%, 09/10/04,                     2,600                2,599
(a)

UBS Finance Corp., 1.55%, 09/15/04,                     3,150                3,148

(a)

Verizon Network Funding, 1.54%,                        30,000               29,999
09/02/04                                                                 ---------

TOTAL COMMERCIAL PAPER (COST $1,547,123)                                 1,547,123
                                                                         ---------

CORPORATE BONDS (45.5%)

American Express Centurion, 1.575%,                    25,000               25,000
02/25/05, (f)

American Express Centurion, 1.60%,                     25,000               24,997
04/29/05, (f)

American Express Credit, Ser B, MTN,                   90,000               90,000
1.575%, 09/02/05, (f)

American General Finance, Ser G, MTN,                  24,500               24,504
 1.863%, 09/30/04, (f)

American General Finance, Ser G, MTN,                  10,000               10,019
 1.859%, 03/24/05, (f)

AT&T Capital Corp., Ser F, MTN,                        11,647               12,016
6.60%, 05/15/05

Bank of America Corp., 7.875%,                          7,435                7,753
05/16/05

Bank of New York Co., Inc., 1.65%,                     25,000               25,000
08/26/05, (f)(g)

Bear Stearns Co., Inc., Ser B, MTN,                    50,000               50,070
1.883%, 03/18/05, (f)

Bear Stearns Co., Inc., Ser B, MTN,                    60,000               60,064
1.813%, 04/15/05, (f)

Bear Stearns Co., Inc., Ser B, MTN,                     5,100                5,107
1.813%, 05/23/05, (f)

BellSouth Corp., 4.119%, 04/26/05,                    125,000              127,011
(f)(g)

Beta Finance, Inc., MTN, 1.757%,                       25,000               25,000
09/15/04, (f)(g)

Beta Finance, Inc., MTN, 1.593%,                      122,000              121,978
05/18/05, (f)(g)

BMW US Capital LLC, 4.231%,                           100,000              101,509
06/07/05, (f)

ChevronTexaco Corp., 6.625%,                            1,000                1,004
10/01/04

CIT Group, Inc., MTN, 1.39%,                          139,500              139,518
12/01/04, (f)

CIT Group, Inc., MTN, 3.18%,                            1,625                1,634
01/31/05, (f)

CIT Group, Inc., MTN, 1.981%,                          30,690               30,726
02/14/05, (f)

Comerica Bank, 1.733%, 11/08/04, (f)                   25,000               25,010

Credit Suisse First Boston USA, Inc.,                  10,000               10,013
MTN, 1.78%, 03/21/05, (f)

Depfa Bank PLC, 1.54%, 09/20/04                        50,000               50,000

Depfa Bank PLC, 1.27%, 09/15/05, (f)                  125,000              125,001

Dorada Finance, Inc., MTN, 1.691%,                    125,000              125,000
09/13/04, (f)(g)

Dorada Finance, Inc., MTN, 1.67%,                      50,000               50,022
07/15/05, (f)(g)

E.I. du Pont de Nemours, 6.75%,                         3,792                3,816
10/15/04

Exxon Capital Corp., 1.35%, 11/15/04,                   3,750                3,739
(a)

General Electric Capital Corp., 1.663%,                69,000               69,000

09/09/05, (f)

General Electric Capital Corp., 1.04%,                  5,297                5,262
12/01/51, (f)

General Electric Capital Corp., Ser A,                 15,000               15,001
MTN, 1.67%, 09/15/04, (f)

General Electric Capital Corp., Ser A,                  1,000                1,001
MTN, 1.82%, 02/03/05, (f)

General Electric Capital Corp., Ser A,                 17,328               17,344
MTN, 1.645%, 03/15/05, (f)

General Electric Capital Corp., Ser A,                  2,000                2,072
MTN, 7.50%, 05/15/05

General Electric Capital Corp., Ser A,                  5,760                5,701
MTN, 1.21%, 06/28/55, (f)

General Electric Capital Corp., Ser A,                  2,250                2,227
MTN, 1.23%, 06/30/55, (f)

Georgia Power Co., 1.845%, 02/18/05,                   19,030               19,044
(f)

Georgia Power Co., 1.70%, 04/15/05,                    40,000               40,031
(f)

Goldman Sachs Group, Inc., MTN,                       100,000              100,000
1.59%, 11/15/05, (f)(g)

Heller Financial, Inc., 8.00%, 06/15/05                 7,142                7,457

Home Depot, Inc., 6.50%, 09/15/04                       3,200                3,206

Household Finance Corp., 5.875%,                       17,500               17,549
09/25/04

IBM Corp., 1.535%, 09/10/04, (f)                        2,950                2,950

International Bank Recon &                              2,000                2,005
Development, MTN, 3.50%, 10/22/04, (f)

International Lease Finance Corp.,                      2,310                2,314
2.97%, 10/18/04, (f)

Jefferson-Pilot Capital Corp., 1.60%,                  35,000               35,000
08/17/05, (f)

KFW, 6.50%, 09/15/04                                    5,825                5,836

Lehman Brothers Holdings, Inc., Ser G,                  8,700                8,711
MTN, 1.89%, 01/14/05, (f)

Lehman Brothers Holdings, Inc., Ser G,                 10,000               10,018
MTN, 1.785%, 04/05/05, (f)

Liberty Lights US Capital, MTN,                        35,000               34,998
1.539%, 01/10/05, (f)(g)

Merrill Lynch & Co., MTN, 1.87%,                        3,000                3,003
12/21/04

Merrill Lynch & Co., MTN, 1.514%,                      30,000               30,000
02/04/05, (f)

Morgan Stanley, 1.60%, 08/15/05, (f)                   75,000               75,000

Morgan Stanley, 1.665%, 08/15/05, (f)                  48,500               48,500

New York Times Co., 7.625%,                             5,100                5,262
03/15/05

Newcourt Credit, Ser B, 6.875%,                        17,800               18,224
02/16/05

Northern Rock PLC, 1.56%, 01/13/05,                     2,000                2,000
(f)(g)

Northern Rock PLC, MTN, 1.619%,                        40,000               40,037
03/14/05, (f)

Northern Rock PLC, MTN, 1.40%,                         18,250               18,251
07/08/05, (f)(g)

Norwest Corp., Ser F, MTN, 6.50%,                       2,775                2,866
06/01/05

Norwest Financial, Inc., 7.60%,                         3,700                3,844

05/03/05

Sigma Finance, Inc., MTN, 1.747%,                      50,000               50,000
09/01/04, (f)(g)

Sigma Finance, Inc., MTN, 1.57%,                       50,000               49,999
11/15/04, (f)(g)

Sigma Finance, Inc., MTN, 1.767%,                      50,000               49,997
01/12/05, (f)(g)

Sigma Finance, Inc., MTN, 1.685%,                      50,000               50,033
08/05/05, (f)(g)

Toyota Motor Credit Corp., MTN,                         1,000                1,000
1.645%, 03/17/05, (f)

United Technologies Corp., 6.625%,                      6,150                6,213
11/15/04

Vodafone Group PLC, 7.625%,                            14,710               15,082
02/15/05

Wachovia Bank NA, 1.69%, 10/29/04,                     15,000               15,002
(f)

Wachovia Corp., 7.45%, 07/15/05                         7,721                8,045

Wells Fargo & Co., 1.57%, 09/15/05,                    50,000               50,000
(f)

Wells Fargo & Co., MTN, 1.67%,                         50,000               50,000
09/14/05, (f)

Wells Fargo & Co., Ser C, MTN,                         10,000               10,000
1.512%, 09/02/05, (f)

WestLB AG, MTN, 1.56%, 12/17/04,                       15,000               15,002
(f)                                                                      ---------

TOTAL CORPORATE BONDS (COST $2,299,598)                                  2,299,598
                                                                         ---------

MASTER NOTES (3.6%)

Banc of America Master Note, 1.633%,                  180,000              180,000
(f)                                                                      ---------

TOTAL MASTER NOTES (COST $180,000)                                         180,000
                                                                         ---------

MONEY MARKET FUNDS (0.1%)

Federated Prime Obligation Money                    1,000,000                1,000
Market Fund

Federated Prime Value Money Market                  5,000,000                5,000
Fund                                                                     ---------
TOTAL MONEY MARKET FUNDS (COST $6,000)                                       6,000
                                                                         ---------

REPURCHASE AGREEMENTS (1.8%)

Bear Stearns                                            9,414                9,414
 1.505%, dated 08/31/04, to be repurchased
 on 09/01/04, repurchase price $9,414,403
 (collateralized by Freddie Mac obligations);
  total market value $9,605,380.99)

BNP Paribas                                            16,605               16,605
 1.535%, dated 08/31/04, to be repurchased
 on 09/01/04, repurchase price $16,605,311
 (collateralized by Freddie Mac obligations);
  total market value $16,937,634.44)

Lehman Brothers                                        17,292               17,292
 1.495%, dated 08/31/04, to be repurchased
 on 09/01/04, repurchase price $17,292,480
 (collateralized by Fannie Mae obligations);
  total market value

 $17,638,350.38)

Merrill Lynch                                          12,352               12,352
 1.515%, dated 08/31/04, to be repurchased
 on 09/01/04, repurchase price $12,352,995
 (collateralized by Fannie Mae obligations);
 total market value $12,601,411.96)

Morgan Stanley                                         11,546               11,546
 1.525%, dated 08/31/04, to be repurchased
 on 09/01/04, repurchase price $11,546,080
 (collateralized by Freddie Mac obligations);
 total market value $11,810,850.84)

UBS Warburg                                            22,307               22,306
                                                                        ----------
 1.535%, dated 08/31/04, to be repurchased
 on 09/01/04, repurchase price $22,307,604
 (collateralized by Fannie Mae obligations);
 total market value $22,754,632.19)

TOTAL REPURCHASE AGREEMENTS (COST $89,515)                                  89,515
                                                                        ----------

TOTAL INVESTMENTS (COST $5,047,574) (c) - 99.9%                          5,047,574
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1%                                 3,579
                                                                        ----------
NET ASSETS - 100.0%                                                     $5,051,153
                                                                        ==========

------------
SEE NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS.

STI CLASSIC FUNDS
TAX-EXEMPT MONEY MARKET FUND
Schedule of Portfolio Investments
August 31, 2004
(Unaudited)
(Amounts in thousands, except shares)

                                                      SHARES
                                                        OR
                                                     PRINCIPAL
                                                      AMOUNT                VALUE
                                                     ---------              ------
MUNICIPAL BONDS (100.3%)
ALABAMA (5.1%)

Birmingham, Special Care Facilities,                 $  9,695              $ 9,695
Carraway Methodist Health Project, Ser
A, RB, LOC: Amsouth Bank, 1.40%,
08/15/28, (f)

Birmingham, Special Care Facilities, Ser               14,540               14,540
 PT-510, RB, 1.42%, 11/15/20, (f)

Cherokee, Industrial Development                        3,500                3,500
Board, BOC Group Project, RB, LOC:
Wachovia Bank of Georgia, 1.33%,
04/01/08, (f)

Covington County, GO, LOC:                              2,355                2,355
SouthTrust Bank, 1.42%, 06/01/32, (f)

Daphne-Villa Mercy, Special Care                       13,000               13,000
Facility Authority, Mercy Medical
Project, RB, LOC: AmSouth Bank,
1.30%, 12/01/27, (f)

Daphne-Villa Mercy, Special Care                       13,200               13,200
Facility Authority, Mercy Medical
Project, RB, LOC: AmSouth Bank,
1.30%, 12/01/30, (f)

Marion, Education Building Authority,                   6,775                6,775
Judson College Project, RB, LOC:                                           -------
SouthTrust Bank, 1.37%, 01/01/33, (f)

                                                                            63,065
                                                                           -------
ARIZONA (0.3%)

Salt River Project, Agricultural                        3,700                3,700
Improvement & Power District, Electric                                     -------
System, Ser SG-10, RB, 1.36%,
01/01/30, (f)

ARKANSAS (0.2%)

Springdale, Sales & Use Tax, RB,                        2,305                2,330
MBIA, 3.00%, 07/01/05, (f)                                                 -------

CALIFORNIA (0.6%)

CSUCI, Financing Authority, RB,                         6,100                6,100
1.60%, 08/01/31, (f)

Sacramento City, Financing Authority,                   1,900                1,900
Water Improvement Project, RB,                                             -------
AMBAC, 1.33%, 12/01/08, (f)

                                                                             8,000
                                                                            ------

COLORADO (0.4%)

Colorado State, Multi-Family Housing                    5,615                5,615
& Finance Authority, St. Moritz Project,                                    ------
Ser H, RB, FNMA, 1.34%, 10/15/16,
(f)

CONNECTICUT (1.1%)

Connecticut State, Special Obligation                  12,975               13,123
Rate Reduction, Series A, RB, 3.00%,
06/30/05, (f)                                                               ------

DISTRICT OF COLUMBIA (1.3%)

District Of Columbia, Phillips College,                 6,000                6,000
RB, LOC: Bank of America, 1.33%,
08/01/33, (f)

District of Columbia, Planned                           6,600                6,600
Parenthood, RB, LOC: Bank of America,
1.33%, 12/01/29, (f)

District Of Columbia, Planned                           3,595                3,595
Parenthood, RB, LOC: Branch Banking                                         ------
& Trust, 1.33%, 11/01/27, (f)

                                                                            16,195
                                                                            ------

FLORIDA (8.6%)

Dade County, Water & Sewer System,                     10,000               10,000
Ser SG-74, RB, 1.36%, 10/01/25, (f)

De Soto County, Industrial Development                  4,000                4,000
 Authority, Tremron Project, RB, LOC:
Branch Banking & Trust, 1.43%,
11/01/15, (f)

Florida State, Housing Finance                         10,400               10,400
Authority, Brentwwod Club Apartments
Project, Ser A-1, RB, FNMA, AMT,
1.34%, 01/15/35, (f)

Florida State, Multi-Family Authority,                  6,270                6,270
Bainbridge Project, Ser M, RB, FNMA,
AMT, 1.32%, 12/01/25, (f)

Florida State, Multi-Family Housing                     8,700                8,700
Finance Authority, St. Andrews Pointe
Apartments, Ser E-1, RB, FNMA, AMT,
LOC: Bank of America, 1.34%, 06/15/36,
 (f)

Florida State, Multi-Family Housing                     5,560                5,560
Finance Authority, Stone Harbor
Apartments, Ser K, RB, AMT, LOC:
Amsouth Bank, 1.34%, 07/15/36, (f)

Hillsborough County, Industrial                         4,400                4,400
Development Authority, Independent Day
School Project, RB, LOC: Bank of
America, 1.38%, 09/01/26, (f)

Jacksonville, Economic Development                      3,100                3,100
Authority, Goodwill Project, RB, LOC:
SouthTrust Bank, 1.37%, 07/01/23, (f)

Lee County, Housing Finance Authority,                  1,850                1,850
 RB, 1.30%, 03/01/34, (f)

Manatee County, St. Stephens Upper                      3,400                3,400
School Project, RB, LOC: Bank of
America, 1.38%, 11/01/25, (f)

Miami-Dade County, Industrial                           7,350                7,350
Development Authority, Gulliver Schools
Project, RB, LOC: Bank of America,
1.38%, 09/01/29, (f)

Munimae, RB, AMT, FHLMC, 1.42%,                         5,000                5,000
12/19/05, (f)

Orange County, Housing Finance                          7,000                7,000
Authority, Charleston Club Apartments,
Ser A, RB, AMT, FNMA, 1.32%,
07/15/34, (f)

Palm Beach County, Norton Gallery                       2,500                2,500
Project, RB, LOC: Northern Trust
Company, 1.30%, 05/01/25, (f)

Santa Rosa County, Health Facilities                    8,400                8,400
Authority, Baptist Hospital, RB, LOC:
Bank of America, 1.33%, 10/01/21, (f)

Sarasota County, Health Facilities                      4,400                4,400
Authority, Bay Village Project, RB,
LOC: Bank of America, 1.38%, 12/01/23,
 (f)

Tampa Bay, Regional Water Supply                        9,300                9,300
Authority, RB, AMT, LOC: Bank of
America, 1.38%, 10/01/31, (f)

University of North Florida, Parking                    5,500                5,500
Systems Project, RB, LOC: First Union                                      -------
National Bank, 1.35%, 05/01/28, (f)

                                                                           107,130
                                                                           -------
GEORGIA (2.6%)

Atlanta, Airport Authority, Ser 313, RB,                3,335                3,335
 FGIC, AMT, 1.45%, 01/01/18, (f)

Cobb County, Educational Facilities                     5,305                5,305
Development Authority, Kennesaw State
University Project, RB, AMBAC, 1.33%,
 11/01/18, (f)

Georgia State, Eagle Trust, RB, 1.38%,                  7,025                7,025
07/01/15

Houston County, Development                             2,800                2,800
Authority, Clean Control Project, RB,
AMT, LOC: Branch Banking & Trust,
1.43%, 06/01/20, (f)

Metropolitan Atlanta, Rapid Transit                     5,000                5,000
Authority, Ser SG-57, RB, AMBAC,
1.36%, 07/01/20, (f)

Savannah, Economic Development                          2,185                2,185
Authority, Exempt Facilities -
Construction Utilites Project, RB, AMT,
LOC: Branch Banking & Trust, 1.43%,
12/01/19

Savannah, Economic Development                          1,820                1,820
Authority, Kennickell Printing Project,
RB, AMT, LOC: Branch Banking &
Trust, 1.43%, 09/01/11, (f)

Toombs County, Hospital Authority,                      4,900                4,900
Meadows Regional Medical, RB, LOC:                                          ------
Branch Banking & Trust, 1.33%,
12/01/17, (f)

                                                                            32,370
                                                                            ------
HAWAII (0.4%)

State Airports System, RB, AMT,                         4,995                4,995
1.65%, 07/01/09, (f)                                                        ------

IDAHO (0.1%)

Idaho State, Housing & Finance                          1,231                1,231
Association, Ser PA-115, RB, 1.41%,                                         ------
01/01/27, (f)

ILLINOIS (9.1%)

Bloomington, Normal Airport                               800                  800
Authority, 1.40%, 01/01/12, (f)

Chicago, Airport Special Facilities,                    2,800                2,800
Centerpoint O'Hare Project, RB, AMT,
LOC: Bank One, 1.40%, 09/01/32, (f)

Chicago, Merlots Project, Series                       11,000               11,000
WWW, GO, AMBAC, 1.40%, 01/01/22,
 (f)

Chicago, Water Authority, Merlots                      14,955               14,955
Project, RB, LOC: Bank of New York,
1.12%, 11/01/30

Illinois State, Development Finance                    28,000               28,000
Authority, RB, LOC: Danske Bank,
1.42%, 06/01/06, (f)

Illinois State, Educational Facilities                  1,600                1,600
Authority, Chicago Childrens Museum
Project, RB, LOC: Bank One, 1.35%,
02/01/28, (f)

Illinois State, Educational Facilities                  4,700                4,700
Authority, Museum of Science & Industry
 Project, RB, LOC: Northern Trust
Company, 1.35%, 11/01/15, (f)

Illinois State, Health Facilities                       2,100                2,100
Authority, Advocate Health Care Project,
Ser B, RB, 1.36%, 08/15/22, (f)

Illinois State, Health Facilities                       3,800                3,800
Authority, Proctor Hospital Project, RB,
LOC: Bank One, 1.35%, 01/01/12, (f)

Illinois State, Regional Transportation                17,500               17,500
Authority, Ser SG-82, RB, 1.36%,
06/01/25, (f)

Illionois State, Merlots, Ser B04, GO,                  7,240                7,240
FSA, 1.40%, 12/01/24, (f)

Lockport, Industrial Development                        2,000                2,000
Authority, Panduit Project, RB, AMT,

LOC: Fifth Third Bank, 1.39%, 04/01/25,
 (f)

Macon County, Millikin University                       5,850                5,850
Project, RB, AMBAC, 1.30%, 10/01/28,
(f)

Naperville, Heritage YMCA Group, RB,                    7,800                7,800
 LOC: Fifth Third Bank, 1.32%,
12/01/29, (f)

Savanna, Industrial Development                           500                  500
Authority, Metform Project, Ser A, RB,
AMT, LOC: Bank One, 1.40%, 05/01/14,
 (f)

Savanna, Industrial Development                         1,400                1,400
Authority, Ser B, RB, AMT, LOC: Bank
 One, 1.40%, 06/01/09, (f)

Wheeling, Industrial Development                        1,800                1,800
Authority, Circuit Service Project, RB,                                    -------
AMT, LOC: Bank One Illinois, 1.55%,
04/01/18, (f)
                                                                           113,845
                                                                           -------
INDIANA (3.4%)

Elkhart County, Industrial Economic                     1,500                1,500
Development Authority, Holly Park
Project, RB, AMT, LOC: Bank One
Indiana, 1.55%, 02/01/10, (f)

Fort Wayne, Economic Development                        1,000                1,000
Authority, Technical Project, RB, AMT,
LOC: Bank One, 1.40%, 07/01/09, (f)

Indiana State, Development Finance                      6,940                6,940
Authority, Christel House Project, RB,
LOC: Fifth Third Bank, 1.32%, 02/01/23,
 (f)

Indiana State, Development Finance                     12,700               12,700
Authority, Culver Educational Project,
RB, LOC: Northern Trust Company,
1.35%, 01/01/32, (f)

Indiana State, Development Finance                      1,200                1,200
Authority, Historical Society Project, RB,
 LOC: Bank One Indiana, 1.35%,
08/01/31, (f)

Indiana State, Health Facilities                        2,000                2,000
Financing Authority, Clarian Health
Partners Project, Ser B, RB, SPA: NBD
Bank, 1.31%, 02/15/26, (f)

La Porte County, Industrial Economic                    2,000                2,000
Development Authority, Pedcor
Investments - Woodland Project, RB,
AMT, FHLB, 1.43%, 10/01/29, (f)

Marshall County, Industrial Economic                    8,300                8,300
Development Authority, Culver Education
 Foundation Project, RB, LOC: Bank
One, 1.35%, 01/01/35, (f)

Warren Township, Vision 2005,                           6,600                6,600
Merlots, Ser A-52, RB, FGIC, 1.40%,                                        -------
07/15/20, (f)

                                                                            42,240
                                                                           -------
IOWA (0.5%)

Iowa, Higher Education Loan Authority,                  3,800                3,800
Private College - Graceland Project, RB,
LOC: Bank of America, 1.38%, 02/01/33,
 (f)

Sac County, Industrial Development                      2,620                2,620
Authority, Evapco Project, RB, AMT,                                        -------
LOC: Bank of America, 1.43%, 07/01/16,
 (f)

                                                                             6,420
                                                                           -------
KANSAS (0.2%)

Sedgewick & Shawnee Counties, Single                    2,890                2,890
Family Revenue, RB, SPA: Merrill                                           -------
Lynch, 1.41%, 12/01/22, (f)

KENTUCKY (0.3%)

Campbell County, Industrial Building                    2,815                2,815
Authority, Hospital Imaging Project, RB,
LOC: Fifth Third Bank, 1.34%, 04/01/20,
 (f)

Kentucky State, Development Districts                   1,000                1,000
Financing Authority, RB, LOC: First                                        -------
Union National Bank, 1.43%, 06/01/33,
(f)

                                                                             3,815
                                                                           -------
MARYLAND (3.6%)

Howard County, Economic Development                     4,885                4,885
 Authority, Norbell School Project, RB,
LOC: Branch Banking & Trust, 1.33%,
02/01/28, (f)

Maryland State, Economic Development                    4,450                4,450
Authority, YMCA Central Maryland
Project, RB, LOC: Branch Banking &
Trust, 1.33%, 04/01/28, (f)

Maryland State, Ser PA-816, GO,                         5,995                5,995
1.34%, 03/01/12, (f)

Montgomery County, Housing                             30,000               30,000
Opportunities Authority, Ser I, RB,                                        -------
AMT, FNMA, 1.32%, 06/01/30, (f)

                                                                            45,330
                                                                           -------
MASSACHUSETTS (2.0%)

Massachusetts State, Ser PT-1390, GO,                   9,945                9,945
FSA, 1.33%, 03/01/10, (f)

Massachusetts State, Ser PT-1611, GO,                  14,900               14,900
FSA, 1.33%, 07/01/10                                                       -------

                                                                            24,845
                                                                           -------
MICHIGAN (2.0%)

Detroit Sewer Disposal System, Ser E,                  15,000               15,000
RB, 1.05%, 07/01/31, (f)

Michigan, Ser 2004-2, RB, GNMA,                         9,780                9,780
AMT, SPA: ABN Amro Bank, 1.44%,
12/20/11, (f)

Oakland County, Economic                                  600                  600
Development Authority, Moody Family                                        -------
Limited Project, RB, AMT, LOC: Bank
One Michigan, 1.55%, 09/01/12, (f)

                                                                            25,380
                                                                           -------
MISSOURI (0.3%)

Carthage, Industrial Development                        3,100                3,100
Authority, Schrieber Project, RB, AMT,
LOC: First National Bank, 1.40%,
11/01/10, (f)

Missouri State, Environmental                             700                  700
Improvement & Energy Resource                                              -------
Authority, Utilicorp United Project, RB,
AMT, LOC: Toronto Dominion Bank,
1.40%, 05/01/28, (f)


                                                                             3,800
                                                                           -------
MONTANA (0.7%)

Missoula County, Economic                               8,500                8,500
Development Authority, Dinny Stranahan                                     -------
Research Project, RB, LOC: Northern
Trust Company, 1.33%, 06/01/20, (f)

NEVADA (1.1%)

Clark County, Airport Improvement                       3,825                3,825
Authority, Sub-Lien, Ser A-2, RB, AMT,
 LOC: Westdeutsche Landesbank, 1.35%,
07/01/25, (f)

Nevada State, Ser 344, GO, FGIC,                        5,495                5,495
1.38%, 05/15/28, (f)

Nevada State, Ser SG-114, RB, 1.36%,                    5,000                5,000
03/01/27, (f) (g)                                                          -------
                                                                            14,320
                                                                           -------
NEW JERSEY (2.9%)

New Jersey State, Transportation                       10,000               10,000
Authority, Ser PA-802, RB, FSA, 1.34%,
 12/15/09, (f)

New Jersey, Economic Development                       15,620               15,620
Authority, RB, MBIA, 1.34%, 06/15/10,
(f)

New Jersey, Economic Development                       10,645               10,645
Authority, RB, MBIA, 1.34%, 12/15/14,                                      -------
(f)

                                                                            36,265
                                                                           -------
NEW YORK (12.1%)

Metropolitan New York, Transportation                  20,500               20,500
Authority, Ser PA-1077, RB, FSA,
1.35%, 05/15/10, (f)

New York City, Multi-Family Housing                    35,100               35,100
Finance Authority, Ser A, RB, LOC:

KeyBank, 1.31%, 07/01/35, (f)

New York City, Municipal Water                         14,500               14,500
Financing Authority, Ser PA-454, RB,
SPA: Merrill Lynch Capital, 1.34%,
07/15/30, (f)

New York City, Municipal Water                          9,000                9,000
Financing Authority, Ser SGB-27, RB,
FSA, 1.34%, 06/15/24, (f)

New York City, PT-2203, RB, MBIA,                       4,985                4,985
1.35%, 08/01/10, (f)
New York State, Dormitory Authority,                    6,655                6,655
Ser PA-781, RB, FSA, 1.34%, 05/15/17,
(f)

New York State, Housing Finance                        29,000               29,000
Agency, Ser A, RB, AMT, FNMA,
1.32%, 05/15/33, (f)

New York State, Housing Finance                        15,000               15,000
Agency, Ser A, RB, AMT, FNMA,
1.33%, 11/01/35, (f)

New York State, Local Goverment                        14,925               14,925
Assistance, Ser PT-410, 1.34%, 04/01/10,
 (f)

Southeast New York, Industrial                          2,200                2,200
Development Agency, Unilock New York                                       -------
Project, RB, AMT, LOC: Bank One,
1.55%, 12/01/12, (f)

                                                                           151,865
                                                                           -------
NORTH CAROLINA (5.2%)

Charlotte, Airport Authority, Ser A, RB,                3,700                3,700
 AMT, MBIA, 1.33%, 07/01/17, (f)

Cleveland County, Family YMCA, RB,                      2,400                2,400
 LOC: Branch Banking & Trust, 1.33%,
08/01/18, (f)

Forsyth County Communications                          11,530               11,530
System Project, COP, SPA: Wachovia
Bank, 1.33%, 10/01/12, (f)

Guilford County, Industrial &                           4,900                4,900
Recreational Facilities Authority. YMCA
Project, RB, LOC: Branch Banking &
Trust, 1.33%, 02/01/23, (f)

North Carolina State, Capital Facilites                20,000               20,000
Finance Agency, Aquarium Society
Project, RB, LOC: Bank of America,
1.33%, 06/01/26, (f)

North Carolina State, Educational                       2,000                2,000
Facilities Finance Agency, Guilford
College Project, RB, MBIA, 1.32%,
05/01/24, (f)

North Carolina State, Medical Care                      4,800                4,800
Authority, Westcare Health Systems, RB,
 LOC: Branch Banking & Trust, 1.33%,
09/01/22, (f)

North Carolina State, Medical Care                      7,165                7,165
Commission, Friends Homes, RB, LOC:
Bank of America, 1.30%, 09/01/33, (f)

North Carolina State, Medical Care                      8,135                8,135
Community Hospital, Lutheran Services                                      -------
for the Aging Project, RB, LOC: Branch
Banking & Trust, 1.33%, 03/01/28, (f)


                                                                            64,630
                                                                           -------
OHIO (2.6%)

Ohio State, Air Quality Development                     3,000                3,000
Authority, JMG Limited Partnership, Ser
A, RB, AMT, LOC: Westdeutsche
Landesbank, 1.32%, 04/01/28, (f)

Ohio State, Higher Educational Facility                 3,920                3,920
Commission, Pooled Financing Project,
RB, LOC: Fifth Third Bank, 1.45%,
09/01/18, (f)

Rickenbacker, Port Authority, YMCA of                   9,000                9,000
 Central Ohio Project, RB, LOC: Fifth
Third Bank, 1.35%, 05/01/22, (f)

Toledo, City Services, Special                          8,600                8,600
Assessment, LOC: Bank One, 1.35%,
12/01/04, (f)

Warrren County, Health Care                             7,945                7,945
Improvement, Otterbein Project, Ser A,                                     -------
RB, LOC: Fifth Third Bank, 1.31%,
07/01/21, (f)


                                                                            32,465
                                                                           -------
OTHER (9.1%)

Municipal Securities Pool Trust                        36,670               36,670
Receipts, 1.47%, 06/01/34, (f)

Municipal Securities Pool Trust                         9,200                9,200
Receipts, 1.47%, 01/01/35, (f)

Puttable Floating Rate Option,                         10,000               10,000
Tax-Exempt Receipts, CI A, 1.20%,
01/01/32, (f)

Puttable Floating Rate Option,                         58,000               58,000
Tax-Exempt Receipts, CI B, 1.42%,                                          -------
01/01/32, (f)

                                                                           113,870
                                                                           -------
PENNSYLVANIA (2.9%)

Berks County, Industrial Development                   13,000               13,000
Authority, Kutztown University
Foundation Project, RB, LOC: Wachovia
Bank, 1.33%, 01/01/27, (f)

Cambria County, Industrial                              7,125                7,125
Development Authority, Kutztown
University Foundation Project, RB,
AMT, LOC: Bayerische Hypo, 1.45%,
12/01/28, (f)

Delaware River Port Authority, RB,                      7,000                7,000
FSA, 1.36%, 01/01/10, (f)

Philadelphia, Industrial Development                    9,225                9,225
Authority, Chemical Heritage Foundation                                    -------
Project, RB, LOC: Wachovia Bank,
1.33%, 07/01/27, (f)

                                                                            36,350
                                                                           -------
RHODE ISLAND (0.5%)

Rhode Island State, Health &                            6,000                6,000
Educational Building Authority, Ocean                                      -------
Street Assitance, RB, LOC: Soverign
Bank, 1.30%, 07/01/31, (f)

SOUTH CAROLINA (4.4%)

Newberry County, Memorial Hospital                     10,000               10,000
Authority, Newberry County Memorial
Hospital Project, RB, LOC: First Union
National Bank, 1.33%, 12/01/29, (f)

South Carolina State, Educational                       5,550                5,550
Facilities Authority, Charleston Southern
University Project, RB, LOC: Bank of
America, 1.33%, 04/01/28, (f)

South Carolina State, Educational                       3,890                3,890
Facilities Authority, Newberry College
Project, RB, LOC: Branch Banking &
Trust, 1.33%, 08/01/22, (f)

South Carolina State, Jobs Economic                     7,100                7,100
Development Authority, Anderson Area
YMCA Project, RB, LOC: Bank of
America, 1.38%, 11/01/24, (f)

South Carolina State, Jobs Economic                       105                  105
Development Authority, Carolina Village
Project, RB, LOC: Branch Banking &
Trust, 1.33%, 02/01/22, (f)

South Carolina State, Jobs Economic                     6,000                6,000
Development Authority, Developmental
Foundation Project, RB, LOC: Branch
Banking & Trust, 1.33%, 12/01/10, (f)

South Carolina State, Jobs Economic                     2,555                2,555
Development Authority, Sargent Metal
Fabricators Project, RB, AMT, LOC:
Branch Banking & Trust, 1.43%,
11/01/22, (f)

South Carolina State, Jobs Economic                     3,450                3,450
Development Authority, YMCA Beaufort
County Project, RB, LOC: Branch
Banking & Trust, 1.33%, 12/01/24, (f)

South Carolina State, Jobs Economic                     2,185                2,185
Development Authority, Diversified
Coating Project, RB, LOC: Branch
Banking & Trust, 1.43%, 04/01/17, (f)

South Carolina, Housing Finance &                      10,000               10,000
Development Authority, Ser PT-1272,
RB, FHLMC, 1.42%, 12/15/30, (f)

University of South Carolina, Jobs                      4,000                4,000
Economic Development Authority,                                            -------
Development Foundation Project, RB,
LOC: Branch Banking & Trust, 1.35%,
12/01/10, (f)

                                                                            54,835
                                                                           -------
TENNESSEE (1.9%)

Covington, Industrial Development                       3,000                3,000
Board, Charms Project, RB, AMT, LOC:
 Bank of America, 1.40%, 06/01/27, (f)

Knox County, Industrial Development                     3,705                3,705
Board, Educational Services of America
Project, RB, LOC: Branch Banking &
Trust, 1.33%, 12/01/22, (f)

Metropolitan Government Nashville &                     1,665                1,665
Davidson County, Nashville Christian
School Project, RB, LOC: SouthTrust
Bank, 1.37%, 09/01/23, (f)

Tennessee State, Local Development                     15,000               15,166
Authority, RN, Ser A, 3.00%, 05/31/05                                      -------

                                                                            23,536
                                                                           -------
TEXAS (4.9%)

Coastal Bend, Health Facilities                        17,400               17,400
Development Authority, Incarnate World
Health Systems Project, Ser B, RB,
AMBAC, 1.30%, 08/15/28, (f)

Houston, Airport System, Ser SG-149,                   17,500               17,500
RB, FSA, 1.38%, 07/01/28, (f)

Houston, Higher Education Finance                       3,100                3,100
Authority, Ser SG-139, RB, SPA: Societe
 Generale, 1.36%, 11/15/29, (f)

Houston, Water & Sewer System                           8,835                8,835
Authority, Ser SG-78, RB, 1.36%,
12/01/25, (f)

Pearland, Independent School District,                    600                  600
Ser SG-106, GO, 1.36%, 02/15/22, (f)

Texas State, Eagle Trust, Ser 991301,                   9,900                9,900
GO, 1.38%, 06/01/25

Texas State, Lower Colorado River                       3,500                3,500
Authority, Merlots, Ser ZZZ, RB, FSA,                                      -------
1.40%, 10/01/28, (f)

                                                                            60,835
                                                                           -------
VIRGINIA (7.0%)

Alexandria, Redevelopment & Housing                     4,495                4,495
Authority, Ser PT-1251, RB, 1.25%,
12/01/29, (f)

Charlottesville, Industrial Development                 3,635                3,635
Authority, Seminole Project, Ser A, RB,
LOC: Branch Banking & Trust, 1.38%,
12/01/13, (f)

Chesterfield County, Industrial                         2,995                2,995
Development Authority, RB, SPA:

Merrill Lynch, 1.42%, 02/15/07, (f)

Clarke County, Industrial Development                   1,600                1,600
Authority, Powhatan School District
Project, RB, LOC: Branch Banking &
Trust, 1.33%, 09/01/22, (f)

Danville-Pittsylvania, Industrial                       6,325                6,325
Development Facility, Institute of
Advanced Research Project, RB, LOC:
Branch Banking & Trust, 1.33%,
08/01/12

Front Royal & Warren County,                            2,945                2,945
Industrial Development Authority, Warren
 Memorial Hospital Project, RB, LOC:
Branch Banking & Trust, 1.33%,
05/01/23

Hanover County, Industrial Development                 16,810               16,810
 Authority, Covenant Woods Project, RB,
 LOC: Branch Banking & Trust, 1.33%,
07/01/29, (f)

Louisa County, Industrial Development                   3,000                3,000
Authority, University of Virginia Health
Services Foundation, RB, LOC: First
Union National Bank, 1.33%, 10/01/30,
(f)

Rockingham County, Industrial                          10,600               10,600
Development Authority, Sunnyside
Presbyterian, RB, LOC: Branch Banking
& Trust, 1.33%, 12/01/33, (f)

Shenandoah County, Industrial                           3,520                3,520
Development Authority, Shenandoah
Memorial Hospital, RB, LOC: Branch
Banking & Trust, 1.33%, 11/01/14, (f)

University of Virginia, Merlots, Ser                    4,740                4,740
B-31, RB, SPA: Wachovia, 1.40%,
06/01/27, (f)

Virginia Beach, Development Authority,                  3,830                3,830
 Multi-Family Housing, Ser PT-1146,
RB, SPA: Merrill Lynch Capital, 1.37%,
07/01/06, (f)

Virginia Beach, Development Authority,                  1,200                1,200
 Ser PT-1146, RB, AMT, 1.45%,
09/01/16, (f)

Virginia College, Building Authority,                   3,000                3,000
Shenandoah University Project, RB,
LOC: Branch Banking & Trust, 1.33%,
05/01/32, (f)

Virginia State, Biotechnology Research                  6,890                6,890
Park Authority, RB, LOC: Wachovia
Bank, 1.33%, 04/01/27, (f)

Virgnia State, Public School Authority,                 2,490                2,490
 Ser PT-1619, RB, 1.34%, 08/01/08

Viriginia, Ser 2003-33, RB, MBIA,                       5,370                5,370
SPA: ABN-Amro Bank, 1.36%,
04/01/11, (f)

Williamsburg, Industrial Development                    4,220                4,220
Authority, Colonial Williamsburg, RB,                                    ---------
LOC: First Union National Bank, 1.33%,
10/01/35, (f)

                                                                            87,665
                                                                         ---------
WASHINGTON (2.6%)

King County, Housing Authority, RB,                     5,595                5,595
1.34%, 09/20/42, (f)

King County, Water & Sewer Authority,                   7,495                7,495
 Ser PT-1071, RB, FSA, 1.36%,
01/01/10, (f)

Northwest Electric, Energy, Ser                           500                  500
PT-2186, RB, FSA, 1.38%, 07/01/08,
(f)
Seattle, Series 348, GO, 1.38%,                         4,495                4,495
12/15/28, (f)

Washington State, Public Power Supply                   3,745                3,745
System, Nuclear Power Supply System,
Nuclear Power Project No. 1, Ser 1A-1,
RB, LOC: Bank of America, 1.35%,
07/01/17, (f)

Washington State, Merlots, Ser B-23,                   10,000               10,000
GO, MBIA, SPA: Wachovia, 1.40%,                                          ---------
12/01/25, (f)

                                                                            31,830
                                                                         ---------
WISCONSIN (0.3%)

Appleton, Industrial Development, Pro                     585                  585
Label Project, RB, AMT, LOC: Bank
One, 1.65%, 11/01/12, (f)

Germantown, Industrial Development                        560                  560
Authority, Speaker Project, RB, AMT,
LOC: Bank One Milwaukee, 1.65%,
08/01/11, (f)

Holland, Industrial Development                         1,040                1,040
Authority, White Clover Dairy Project,
RB, AMT, LOC: Bank One Wisconsin,
1.55%, 06/01/13, (f)

Oconomowoc, Industrial Development                      1,255                1,255
Authority, Quest Technologies Project,                                   ---------
RB, AMT, LOC: Bank One Wisconsin,
1.55%, 05/01/18, (f)

                                                                             3,440
                                                                         ---------
TOTAL MUNICIPAL BONDS (COST $1,252,725)                                  1,252,725
                                                                         ---------

MONEY MARKET FUNDS (0.8%)

Goldman Sachs Financial Square Funds,               9,614,670                9,615
 Tax Free Money Market Fund                                              ---------

TOTAL MONEY MARKET FUNDS (COST $9,615)                                       9,615
                                                                         ---------

TOTAL INVESTMENTS (COST $1,262,340) (c) - 101.1%                         1,262,340
LIABILITIES IN EXCESS OF OTHER ASSETS - (1.1)%                             (14,119)
                                                                        ----------

NET ASSETS - 100.0%                                                     $1,248,221
                                                                        ==========

------------
SEE NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS.

STI CLASSIC FUNDS
U.S. GOVERNMENT SECURITIES MONEY MARKET FUND
Schedule of Portfolio Investments
August 31, 2004
(Unaudited) (Amounts in thousands)

                                                     PRINCIPAL
                                                      AMOUNT                VALUE
                                                     ---------            --------
U.S. GOVERNMENT AGENCIES (75.9%)
FANNIE MAE (29.6%)

1.33%, 09/01/04 (a)                                   $25,000             $ 25,000
1.20%, 09/17/04 (a)                                    10,000                9,995
1.17%, 10/13/04 (a)                                    15,000               14,980
1.42%, 11/03/04 (a)                                    25,000               24,938
1.44%, 11/17/04 (a)                                    10,000                9,969
1.08%, 12/16/04 (a)                                    10,000                9,968
1.32%, 01/07/05 (a)                                    20,000               19,911
1.25%, 02/04/05 (a)                                    20,000               19,893
1.36%, 02/15/05                                        15,000               15,000
1.57%, 02/23/05 (f)                                    50,000               50,001
1.57%, 04/01/05 (a)                                    10,000                9,909
1.56%, 05/03/05 (f)                                    25,000               24,997
2.07%, 06/24/05 (a)                                    15,000               14,753
                                                                          --------
                                                                           249,314
                                                                          --------
FEDERAL FARM CREDIT BANK (8.9%)

1.54%, 01/28/05 (f)                                    20,000               20,000
1.585%, 02/24/05 (f)                                   30,000               30,000
1.50%, 05/16/05 (f)                                    25,000               24,996
                                                                          --------
                                                                            74,996
                                                                          --------
FEDERAL HOME LOAN BANK (18.5%)

1.71%, 09/29/04 (f)                                    25,000               25,000
1.66%, 10/06/04 (f)                                    25,000               25,000
1.71%, 12/15/04 (f)                                    25,000               25,000
1.70%, 12/17/04 (f)                                    45,200               45,199
1.20%, 04/01/05                                        15,000               14,997
1.40%, 04/01/05                                        20,000               19,999
                                                                          --------
                                                                           155,195
                                                                          --------
FREDDIE MAC (15.9%)

1.62%, 11/09/04 (a)                                    15,000               14,954
1.47%, 11/23/04 (a)                                    10,000                9,966
1.63%, 12/06/04 (a)                                    25,000               24,892
1.52%, 12/24/04                                        10,000               10,000
1.73%, 12/27/04 (a)                                    15,000               14,916
1.71%, 12/31/04 (a)                                    25,000               24,857
2.05%, 06/09/05 (a)                                    20,000               19,685
2.02%, 06/27/05 (a)                                    15,000               14,753
                                                                          --------
                                                                           134,023
                                                                          --------
SALLIE MAE (3.0%)

1.66%, 10/21/04 (f)                                    25,000               25,000
                                                                          --------
TOTAL U.S. GOVERNMENT AGENCIES (COST $638,528)                             638,528
                                                                          --------

REPURCHASE AGREEMENTS (24.1%)

ABN-Amro, 1.535% , dated 08/31/04,                     20,900               20,900
 to be repurchased on 09/01/04,
repurchase price $20,900,810
(collateralized by FHLB obligations;
total market value $21,320,578)

Bear Stearns, 1.505% , dated 08/31/04,                 16,983               16,983
to be repurchased on 09/01/04,
repurchase price $16,983,546
(collateralized by FHLMC and FNMA
obligations; total market value
$17,322,617)

BNP Paribas, 1.535% , dated 08/31/04,                  23,662               23,662
 to be repurchased on 09/01/04,
repurchase price $23,662,869
(collateralized by FMAC obligations;
total market value $24,136,047)

Lehman Brothers, 1.495% , dated                        38,108               38,108
08/31/04, to be repurchased on 09/01/04,
 repurchase price $38,109,946
(collateralized by FNMA obligations;
total market value $38,871,382)

Merrill Lynch, 1.515% , dated                          18,491               18,491
08/31/04, to be repurchased on 09/01/04,
 repurchase price $18,491,560
(collateralized by FNMA obligations;
total market value $18,861,155)

Morgan Stanley, 1.525% , dated                         30,774               30,774
08/31/04, to be repurchased on 09/01/04,
 repurchase price $30,775,225
(collateralized by FNMA obligations;
total market value $31,389,425)

UBS Warburg, 1.535% , dated                            53,527               53,527
08/31/04, to be repurchased on 09/01/04,                                  --------
 repurchase price $53,529,309
(collateralized by FNMA obligations;
total market value $54,600,527)

TOTAL REPURCHASE AGREEMENTS (COST $202,445)                                202,445
                                                                          --------

TOTAL INVESTMENTS (COST $840,973) (c) - 100.0%                             840,973
LIABILITIES IN EXCESS OF OTHER ASSETS - 0.0%                                  (175)
                                                                          --------
NET ASSETS - 100.0%                                                       $840,798
                                                                          ========

------------
SEE NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS.

STI CLASSIC FUNDS
U.S. TREASURY MONEY MARKET FUND
Schedule of Portfolio Investments
August 31, 2004
(Unaudited)
(Amounts in thousands)

                                                     PRINCIPAL
                                                       AMOUNT               VALUE
                                                     ---------             -------
REPURCHASE AGREEMENTS (82.7%)

ABN - Amro                                            $56,018              $56,018
1.495%, dated 08/31/04, matures
09/01/04, repurchase price $56,020,621
(collateralized by U.S. Treasury
obligations; total market value
$57,139,362)

Bear Stearns                                            9,867                9,867
1.455%, dated 08/31/04, matures
09/01/04, repurchase price $9,867,399
(collateralized by U.S. Treasury
obligations; total market value
$10,755,310)

BNP Paribas                                            56,513               56,513
1.495%, dated 08/31/04, matures
09/01/04, repurchase price $56,515,489
(collateralized by U.S. Treasury
obligations; total market value
$57,644,063)


Deutsche Bank                                          58,016               58,016
1.495%, dated 08/31/04, matures
09/01/04, repurchase price $58,018,243
(collateralized by U.S. Treasury
obligations; total market value
$59,176,806)

Dresdner Bank                                          53,918               53,918
1.495%, dated 08/31/04, matures
09/01/04, repurchase price $53,920,154
(collateralized by U.S. Treasury
obligations; total market value
$54,997,895)

Greenwich Capital                                     298,258              298,258
1.495%, dated 08/31/04, matures
09/01/04, repurchase price $298,270,667
(collateralized by U.S. Treasury
obligations; total market value
$304,228,353)

JPMorgan                                               31,117               31,117
1.485%, dated 08/31/04, matures
09/01/04, repurchase price $31,117,957
(collateralized by U.S. Treasury
obligations; total market value
$31,745,108)

Lehman Brothers                                        59,046               59,046
1.465%, dated 08/31/04, matures
09/01/04, repurchase price $59,048,819
(collateralized by U.S. Treasury
obligations; total market value
$60,228,318)

Merrill Lynch                                          60,507               60,507
1.485%, dated 08/31/04, matures
09/01/04, repurchase price $60,509,556
(collateralized by U.S. Treasury
obligations; total market value
$61,718,377)

Morgan Stanley Dean Witter                             61,019               61,019
1.495%, dated 08/31/04, matures
09/01/04, repurchase price $61,021,507
(collateralized by U.S. Treasury
obligations; total market value
$62,239,442)

UBS Warburg                                           314,944              314,945
1.505%, dated 08/31/04, matures                                         ----------
09/01/04, repurchase price $314,957,120
(collateralized by U.S. Treasury
obligations; total market value
$321,244,257)

TOTAL REPURCHASE AGREEMENTS (COST $1,059,224)                            1,059,224
                                                                        ----------

U.S. TREASURY OBLIGATIONS (40.7%)
U.S. TREASURY NOTES (4.8%)
6.750%, 05/15/05                                       60,000               62,002
                                                                        ----------
US TREASURY BILL (35.9%)
0.000%, 09/15/04                                      300,000              299,827
0.000%, 09/23/04                                      160,000              159,863
                                                                        ----------
                                                                           459,690
                                                                        ----------
TOTAL U.S. TREASURY OBLIGATIONS (COST $521,692)                            521,692
                                                                        ----------

TOTAL INVESTMENTS (COST $1,580,916) (c) - 123.4%                         1,580,916
LIABILITIES IN EXCESS OF OTHER ASSETS - (23.4)%                           (300,079)
                                                                        ----------
NET ASSETS - 100.0%                                                     $1,280,837
                                                                        ==========

------------
SEE NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS.

STI CLASSIC FUNDS
VIRGINIA TAX-FREE MONEY MARKET FUND
Schedule of Portfolio Investments
August 31, 2004
(Unaudited)
(Amounts in thousands, except shares)

                                                      SHARES
                                                        OR
                                                     PRINCIPAL
                                                      AMOUNT                VALUE
                                                     ---------              ------
MUNICIPAL BONDS (98.7%)
PUERTO RICO (4.1%)

Puerto Rico Commonwealth, 1.310%,                      $2,000               $2,000
07/01/16 (f)

Puerto Rico, Electric Power Authority,                  2,500                2,500
RB, 1.310%, 07/01/16 (f)

Puerto Rico, Public Finance Corp.,                      7,300                7,300
AMBAC, 1.310%, 06/01/14, Callable                                           ------
07/01/08 @ 101.5 (f)

                                                                            11,800
                                                                            ------
VIRGINIA (94.6%)

Albemarle County, Industrial                            2,445                2,445
Development Authority, Eldercare Gardens
 Project, RB, LOC: Bank of America,
1.330%, 12/01/05 (f)

Albemarle County, Industrial                            6,360                6,360
Development Authority, University of
Virginia Health Services Project, RB,
1.330%, 10/01/22 (f)

Alexandria, Industrial Development                      4,295                4,295
Authority, Alexandria County Day
School, RB, 1.380%, 06/01/25 (f)

Alexandria, Industrial Development                      2,515                2,515
Authority, American Red Cross Project,
RB, LOC: First Union National Bank,
1.380%, 01/01/09 (f)

Alexandria, Industrial Development                      1,485                1,485
Authority, Association for Supervision &
Currency Project, RB, 1.330%, 07/01/23
(f)

Alexandria, Industrial Development                      1,000                1,000
Authority, Pooled Loan Program, Ser A,
RB, LOC: Bank of America, 1.330%,
07/01/26 (f)

Alexandria, Redevelopment & Housing                     1,000                1,000
Authority, Ser PT 1444, RB, 1.420%,
12/01/04 (f)

Arlington County, Ballston Public                       6,750                6,750
Parking Project, RB, LOC: Citibank,
1.320%, 08/01/17 (f)

Arlington County, Ser 1142, GO,                         4,700                4,700
1.600%, 01/15/11 (f)

Ashland, Industrial Development                         8,740                8,740
Authority, Health & Community Services
 Facilities Authority, YMCA Greater
Richmond Project, Ser A, RB, 1.330%,
11/01/20 (f)

Ashland, Industrial Development                         2,700                2,700
Authority, Interflex Group Project, RB,
AMT, LOC: First Union National Bank,
1.450%, 07/01/19 (f)

Charles City County, Economic                           4,000                4,000
Development Authority, Waste
Management Inc. Project, Ser A, RB,
AMT, LOC: JP Morgan Chase, 1.380%,
02/01/29 (f)

Chesapeake Bay, Bridge & Tunnel                         6,755                6,755
Community District Authority, General
Resolution Project, RB, MBIA, 1.380%,
07/01/25 (f)

Chesterfield County, Industrial                         1,265                1,265
Development Authority, Virginia State
University Real Estate, Ser A, RB, LOC:
Bank of America, 1.340%, 07/01/29 (f)

Clarke County, Industrial Development                  10,000               10,000
Authority, Winchester Medical Center
Project, RB, FSA, 1.320%, 01/01/30 (f)

Danville-Pittsylvania, Industrial                       3,130                3,130
Development Facility, Institute of
Advanced Research Project, RB, LOC:
Branch Banking & Trust, 1.330%,
08/01/12 (f)

Fairfax County, Economic Development                    1,265                1,265
Authority, Cable Access Recovery, Ser A,
 RB, LOC: First Union National Bank,
1.430%, 05/01/25 (f)

Fairfax County, Economic Development                    4,760                4,760
Authority, Flint Hill School Project, RB,
LOC: First Union National Bank,
1.390%, 09/01/21 (f)

Fairfax County, Industrial Development                  2,000                2,000
Authority, Fairfax Hospital Project, Ser B,
 RB, 1.290%, 10/01/25 (f)

Fairfax County, Industrial Development                 11,000               11,000
Authority, Inova Health Systems Project,
RB, 1.290%, 01/01/30 (f)

Fairfax County, Industrial Development                  1,000                1,000
Authority, Inova Services Project, Ser A,
RB, 1.290%, 01/15/22 (f)

Fairfax County, Water Authority,                        7,850                7,850
Municipal Trade Receipts Project, RB,
1.370%, 04/01/30 (f)

Front Royal & Warren County,                              580                  580
Industrial Development Authority, Warren
 Memorial Hospital Project, RB, LOC:
Branch Banking & Trust, 1.330%,
05/01/23 (f)

Greene County, Industrial Development                   5,900                5,900
Authority, Blue Ridge School Project,
RB, LOC: Branch Banking & Trust,
1.330%, 06/01/26 (f)

Hampton, Redevelopment & Housing                        2,750                2,750
Authority, Multi-Family Housing, Avalon
 at Hampton Inn Project, Ser A, RB,
LOC: Credit Suisse First Boston,
1.300%, 06/15/26 (f)

Hampton, Redevelopment & Housing                        4,537                4,537
Authority, Multi-Family Housing, Avalon
 Pointe Project, RB, AMT, FNMA,
1.340%, 06/15/26 (f)

Henrico County, Economic Development                    2,900                2,900
 Authority, Steward School Project, RB,
LOC: Branch Banking & Trust, 1.330%,
07/01/33 (f)

Loudon County, Industrial Development                   6,000                6,000
 Authority, Howard Hughes Medical
Project, Ser D, RB, 1.300%, 02/15/38
(f)

Loudon County, Industrial Development                   4,400                4,400
 Authority, Howard Hughes Medical
Project, Ser F, RB, 1.280%, 02/15/38
(f)

Louisa County, Industrial Development                   1,100                1,100
Authority, Pooled Financing Project, RB,
 LOC: Bank of America, 1.330%,
01/01/20 (f)

Lynchburg, Industrial Development                       2,075                2,075
Authority, Aerofin Project, RB, AMT,
LOC: PNC Bank, 1.460%, 03/01/29 (f)

Lynchburg, Industrial Development                       7,935                7,935
Authority, Educational Facilities,
Randolph Macon Project, RB, LOC:
Wachovia Bank, 1.330%, 09/01/23 (f)

Manassas, School Project, 3.000%,                       1,100                1,113
07/01/05

Newport News, Redevelopment &                           9,045                9,045
Housing Authority, Ser PT 1374, RB,
1.360%, 01/01/05 (f)

Newport News, Economic Development                      5,200                5,200
Authority, Jefferson Point Development
Project, RB, LOC: Credit Suisse First
Boston, 1.340%, 11/01/11 (f)

Newport News, Industrial Development                    4,300                4,300
Authority, CNU Warwick Student
Housing Project, RB, LOC: Bank of
America, 1.330%, 11/01/28 (f)

Norfolk, Industrial Development                        15,300               15,300
Authority, Children's Hospital Facilities
Project, RB, LOC: Wachovia Bank,
1.330%, 06/01/20 (f)

Norfolk, Redevelopment & Housing                        3,000                3,000
Authority, Old Dominion University
Project, RB, LOC: Bank of America,
1.330%, 08/01/33 (f)

Norfolk, Redevelopment & Housing                        4,400                4,400
Authority, Old Dominion University
Project, Ser B, RB, LOC: Bank of
America, 1.330%, 08/01/33 (f)

Orange County, Industrial Development                   2,000                2,000
Authority, Zamma Project, RB, LOC:
Southtrust Bank, 1.450%, 12/01/22 (f)

Penisula, Ports Authority, Dominion                     1,805                1,805
Term Project, Ser C, RB, 1.260%,
07/01/16 (f)

Penisula, Ports Authority, Riverside                    4,900                4,900
Health Systems Project, RB, 1.350%,
07/01/37 (f)

Portsmouth, Industrial Development                      2,720                2,720
Authority, Fairwood Homes Project, Ser
A, RB, LOC: Bank of America, 1.310%,
11/01/27 (f)

Prince Edward County, Industrial                        2,050                2,050
Development Authority, Eldercare of
Virginia Project, RB, LOC: Bank of
America, 1.330%, 08/01/05 (f)

Prince George County, Industrial                        5,155                5,155
Development Authority, Metropolitan
Span Project, RB, AMT, LOC: Bank One
 Texas, 1.550%, 09/01/19 (f)

Roanoke, Industrial Development                         5,500                5,500
Authority, Hollins University Project,
RB, LOC: First Union National Bank,
1.330%, 05/01/15 (f)

University of Virginia, Ser A, RB,                     11,000               11,000
1.300%, 06/01/34 (f)

Virginia Beach, Development Authority,                  9,000                9,000
 Multi-Family Housing, Ser PT 1146,
RB, 1.370%, 07/01/06 (f)

Virginia Beach, Development Authority,                  1,785                1,785
 Ocean Ranch Project, RB, LOC: Branch
Banking & Trust, 1.330%, 07/01/17

Virginia State, Port Authority, Ser SG                 14,705               14,705
111, RB, 1.410%, 07/01/24 (f)

Virginia State, Commonwealth                            2,600                2,600
Transportation Board Authority, Ser SG
134, RB, 1.360%, 05/15/22, Callable
05/15/09 @ 101

Virginia State, Housing Development                     1,000                1,008
Authority, Sub-Ser I-1, RB, AMT,
3.750%, 01/01/05

Virginia State, Public Building                         1,785                1,785
Authority, Ser 131, RB, 1.360%,
08/01/19, Callable 08/01/08 @ 100 (f)

Virginia State, Public School Authority,                8,505                8,505
 Ser PT-1619, RB, 1.340%, 08/01/08
(f)

Virginia State, Public School Authority,                2,500                2,500
 Ser 431, RB, 1.340%, 08/01/06 (f)

Virginia State, Public School Authority,                4,155                4,155
 Ser II-R 4050, RB, 1.380%, 08/01/17,
Callable 08/01/13 @ 100 (f)

Virginia State, Resource Authority,                     1,800                1,800
Clean Water Project, Ser PA 790, RB,
1.360%, 10/01/16, Callable 10/01/10 @
100 (f)

Virginia State, Small Business                          1,740                1,740
Financing Authority, Clarke County
Industrial Development Project, RB,
AMT, LOC: Branch Banking & Trust,
1.430%, 07/01/25 (f)

Virginia State, Transportation Board                   10,560               10,560
Authority, Eagle Trust, Ser 994601, RB,

1.380%, 05/15/19, Callable 05/15/09 @
101 (f)

Williamsburg, Industrial Development                      600                  600
Authority, Colonial Williamsburg                                          --------
Museum Foundation Project, RB, LOC:
Bank of America, 1.330%, 12/01/18 (f)

                                                                           271,423
                                                                          --------
TOTAL MUNICIPAL BONDS (COST $283,223)                                      283,223
                                                                          --------

MONEY MARKETS (1.2%)

Federated Virginia Municipal Cash                   3,543,314                3,543
Trust, Institutional Class                                                --------

TOTAL MONEY MARKETS (COST $3,543)                                            3,543
                                                                          --------

TOTAL INVESTMENTS (COST $286,766) (c) - 99.9%                              286,766
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1%                                   152
                                                                          --------
NET ASSETS - 100.0%                                                       $286,918
                                                                          ========

------------
SEE NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS.

STI CLASSIC FUNDS
CLASSIC INSTITUTIONAL HIGH QUALITY BOND FUND
Schedule of Portfolio Investments
August 31, 2004
(Unaudited)
(Amounts in thousands)

                                                      PRINCIPAL
                                                       AMOUNT               VALUE
                                                      ---------             ------
CORPORATE BONDS (16.2%)

American Honda Finance, 3.850%,                       $   265               $  267
11/06/08 (g)

Bank of America Corp., 7.400%,                            555                  647
01/15/11

Bank One Corp., 7.625%, 08/01/05                          580                  608

Barrick Gold Finance, Inc., 7.500%,                       105                  116
05/01/07

Berkshire Hathaway Finance, 3.375%,                       750                  745
10/15/08

BP Capital Markets PLC, 4.000%,                           515                  521
04/29/05

Caterpillar Financial Services Corp.,                     765                  787
4.500%, 06/15/09

CIT Group, Inc., 5.750%, 09/25/07                         995                1,062

CIT Group, Inc., 5.500%, 11/30/07                         185                  196

Citigroup Inc., 5.125%, 05/05/14                        1,205                1,234

ConocoPhillips, 6.375%, 03/30/09                          185                  205

ConocoPhillips, 8.750%, 05/25/10                          470                  579

Consolidated Edison Co. of New York,                      380                  394
Inc., 4.700%, 06/15/09

Credit Suisse First Boston U.S.A., Inc.,                  475                  528
 6.500%, 01/15/12

DaimlerChrysler NA Hldg., 7.300%,                         270                  305
01/15/12

Florida Power & Light, 6.875%,                            100                  105
12/01/05

Ford Motor Credit Co., 7.000%,                          1,040                1,092
10/01/13

General Electric Co., 5.000%,                           2,505                2,577
02/01/13

General Motors Acceptance Corp.,                          590                  618
6.875%, 09/15/11

Golden West Financial Corp., 4.125%,                      340                  348
08/15/07

Goldman Sachs Group, Inc., 3.875%,                        260                  261
01/15/09

Goldman Sachs Group, Inc., 4.750%,                      1,965                1,928
07/15/13

Household Finance Corp., 6.375%,                        1,200                1,328
11/27/12

International Lease Finance Corp.,                        180                  191
5.625%, 06/01/07

International Lease Finance Corp.,                      1,440                1,527
5.875%, 05/01/13

J.P. Morgan Chase & Co., 6.625%,                        1,340                1,497
03/15/12

Merrill Lynch & Co., Series B, MTN,                       130                  131
3.700%, 04/21/08

MetLife, Inc., 5.250%, 12/01/06                           405                  425

Morgan Stanley, 5.300%, 03/01/13                          905                  929

PECO Energy Co., 3.500%, 05/01/08                         685                  686

Prudential Financial, Inc., MTN,                          250                  252
3.750%, 05/01/08

Royal Bank of Scotland Capital Trust,                     765                  739
4.709%, 07/01/13 (f)

SBC Communications, Inc., 5.625%,                         405                  410
06/15/16

Verizon Global Funding Corp., 7.250%,                   1,160                1,331
 12/01/10

Wal-Mart Stores, Inc., 4.550%,                            735                  735
05/01/13                                                                  --------

TOTAL CORPORATE BONDS (COST $24,919)                                        25,304
                                                                          --------

U.S. GOVERNMENT AGENCIES (5.4%)
FANNIE MAE (2.9%)

5.725%, 03/01/12                                          236                  255
6.260%, 05/01/12                                          314                  349
3.881%, 07/01/34                                        3,980                3,968
                                                                          --------
                                                                             4,572
                                                                          --------
FREDDIE MAC (2.5%)

4.000%, 06/01/14                                        3,895                3,919
                                                                          --------
TOTAL U.S. GOVERNMENT AGENCIES (COST $8,291)                                 8,491
                                                                          --------

U.S. TREASURY OBLIGATIONS (74.9%)
U.S. TREASURY INFLATION PROTECTED BONDS (6.8%)

1.875%, 07/15/13                                       10,230               10,721
                                                                            ------
U.S. TREASURY NOTES (68.1%)
1.875%, 09/30/04                                       12,140               12,144
2.125%, 10/31/04                                       12,455               12,469
2.000%, 11/30/04                                       12,000               12,014
1.625%, 01/31/05                                       11,000               10,997
1.500%, 02/28/05                                       11,000               10,988
1.625%, 03/31/05                                       11,000               10,990
3.875%, 02/15/13                                       37,390               37,115
                                                                          --------
                                                                           106,717
                                                                          --------
TOTAL U.S. TREASURY OBLIGATIONS (COST $116,849)                            117,438
                                                                          --------

REPURCHASE AGREEMENT (3.2%)

Merrill Lynch                                           4,949                4,949
1.515%, dated 08/31/04, to be repurchased                                 --------
on 09/01/04, repurchase price $4,949,577
(collateralized by FNMA obligations; total
 market value $5,050,884)

TOTAL REPURCHASE AGREEMENT (COST $4,949)                                     4,949
                                                                          --------

TOTAL INVESTMENTS (COST $155,008) (c) - 99.7%                              156,182
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.3%                                   407
                                                                          --------
NET ASSETS - 100.0%                                                       $156,589
                                                                          ========

------------
SEE NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS.

STI CLASSIC FUNDS
CLASSIC INSTITUTIONAL SHORT-TERM BOND FUND
Schedule of Portfolio Investments
August 31, 2004
(Unaudited)
(Amounts in thousands, except shares)

                                                      SHARES
                                                        OR
                                                     PRINCIPAL
                                                      AMOUNT                VALUE
                                                     ---------              ------
CORPORATE BONDS (50.0%)

Alabama Power Co., Ser X, 3.125%,                      $   50               $   49
05/01/08

Allstate Corp., 7.875%, 05/01/05                          320                  332

American Electric Power Co., Inc., Ser                     85                   90
A, 6.125%, 05/15/06

Anadarko Petroleum Corp., 3.250%,                         165                  163
05/01/08

AOL Time Warner, Inc., 6.125%,                            175                  184
04/15/06

AT&T Wireless Services, Inc., 7.500%,                     210                  232
 05/01/07

Bank of America Corp., 5.250%,                            275                  289
02/01/07

Bank One Issuance Trust, 2.940%,                          500                  503
06/16/08

Bear Stearns & Co., Inc., 5.700%,                         275                  291
01/15/07

Boeing Capital Corp., 5.650%,                              72                   76
05/15/06

British Telecom PLC, 7.875%,                              325                  347
12/15/05

Capital Auto Receivables Asset Trust,                     350                  354
3.580%, 10/16/06

Capital Auto Receivables Asset Trust,                     500                  501
2.640%, 03/17/08

Capital One Financial Corp., 7.250%,                      150                  160
05/01/06

Citibank Credit Card Issuance Trust,                      300                  302
4.100%, 12/07/06

Citibank Credit Card Issuance Trust,                      350                  347
2.550%, 01/20/09

Citigroup, Inc., 6.750%, 12/01/05                         315                  331

Citigroup, Inc., 4.125%, 02/21/06                         425                  434

Citigroup, Inc., 5.000%, 03/06/07                         160                  168

Coca-Cola Co. (The), 5.250%,                              450                  475
05/15/07

Comcast Cable Communications,                             145                  163
8.375%, 05/01/07

Conagra Foods, Inc., 7.500%,                               90                   94
09/15/05

Countrywide Home Loans, Inc., Ser J,                      350                  366
MTN, 5.500%, 08/01/06

Credit Suisse First Boston USA, Inc.,                     325                  343
5.875%, 08/01/06

Daimler Chrysler Auto Trust, Series                       575                  572
2004-A, Class A2, 1.410%, 11/08/06

DaimlerChrysler Corp., 7.750%,                            250                  260
06/15/05

Deutsche Telekom Finance, 8.250%,                         300                  313
06/15/05

Dominion Resources, Inc., Ser B,                          175                  183
7.625%, 07/15/05

Equity Office Properties Trust, 8.375%,                   150                  162
03/15/06

Ford Credit Auto Owner Trust, 2.130%,                     425                  425
 10/15/06

Ford Motor Credit Co., 6.875%,                            270                  284
02/01/06

Ford Motor Credit Co., 6.500%,                            130                  138
01/25/07

General Electric Capital Corp., 5.000%,                   225                  236
06/15/07

General Motors Acceptance Corp.,                          225                  238
6.125%, 08/28/07

Goldman Sachs Group, Inc. (The),                          315                  331
7.625%, 08/17/05

Honda Automobile Receivables Owner                        500                  506
Trust, 3.610%, 12/18/07

Household Finance Corp., 6.500%,                          395                  416
01/24/06

International Lease Finance Corp.,                        125                  122
3.500%, 04/01/09

J.P. Morgan Chase & Co., 5.250%,                          345                  364
05/30/07

Kerr-McGee Corp., 5.875%, 09/15/06                        160                  169

KFW International Finance, Inc.,                          335                  351
4.750%, 01/24/07

Lehman Brothers Holdings Inc.,                            225                  230
7.750%, 01/15/05

Liberty Media Corp., 3.500%,                              200                  200
09/25/06

Masco Corp., 6.750%, 03/15/06                             160                  170

MBNA Credit Card Master Note Trust,                       300                  301
3.650%, 03/15/11

Merrill Lynch & Co., Inc., Ser B,                         435                  436
MTN, 3.375%, 09/14/07

Metlife, Inc., 3.911%, 05/15/05                           115                  116

Morgan Stanley, 5.800%, 04/01/07                          350                  373

National Rural Utilities Cooperative                      425                  428

Finance Corp., 3.000%, 02/15/06

PacifiCorp., 6.750%, 04/01/05                             100                  102

PG&E Corp., 2.300%, 04/03/06,                             125                  125
Callable 04/03/2006 @100 (f)

Quebec Province, 5.500%, 04/11/06                         225                  236

Safeco Corp., 4.200%, 02/01/08                             65                   66

Safeway, Inc., 6.150%, 03/01/06                           160                  168

Satellite Telecom, 5.250%, 11/01/08                        90                   84

Univision Communications, Inc.,                            85                   84
2.875%, 10/15/06

USAA Auto Owner Trust, Series                             450                  447
2004-1, Class A3, 2.060%, 04/15/08

Verizon Wireless, Inc., 5.375%,                           225                  237
12/15/06

Viacom, Inc., 7.750%, 06/01/05                            250                  261

Vodafone Group PLC, 7.625%,                               340                  348

02/15/05

Wachovia Corp., 6.800%, 06/01/05                          425                  439

Weyerhaeuser Co., 6.125%, 03/15/07                        215                  230
                                                                            ------
TOTAL CORPORATE BONDS (COST $16,756)                                        16,745
                                                                            ------

U.S. GOVERNMENT AGENCIES (33.2%)
FANNIE MAE (13.9%)

1.875%, 12/15/04                                          500                  500

3.875%, 03/15/05                                        1,750                1,768

2.625%, 01/19/07, Callable 01/19/05 @                     525                  522
100

3.750%, 05/17/07, (Callable 5/17/05 @                     450                  454
100)

3.125%, 03/16/09, Callable 03/16/06 @                     175                  171
100

Ser 2003-9, Class UA, 4.000%,                             220                  221
11/25/16

Ser 555817, 3.218%, 09/01/33, (f)                         206                  209

Ser 555844, 3.207%, 10/01/33, (f)                         243                  251

Ser 688988, 3.077%, 05/01/33, (f)                         249                  250

Ser 772346, 4.358%, 03/01/34, (f)                         335                  338
                                                                            ------
                                                                             4,684
                                                                            ------
FEDERAL HOME LOAN BANK (6.1%)

3.250%, 08/15/05, Ser 322                                 875                  885
2.500%, 03/15/06, Ser 392                               1,075                1,076
2.625%, 05/15/07, Ser DQ07                                100                   99
                                                                            ------
                                                                             2,060
                                                                            ------
FREDDIE MAC (12.2%)

4.250%, 06/15/05                                          875                  890
2.050%, 07/14/06, MTN                                     425                  421

2.875%, 11/03/06, (Callable 11/3/04 @                     525                  525
100)

3.050%, 01/19/07, Callable 01/19/05 @                     400                  401
100

2.375%, 02/15/07                                          345                  342

2.400%, 03/29/07, Callable 3/29/05 @                      425                  420
100

4.000%, 07/01/08                                          211                  213

3.375%, 04/15/09                                          185                  183

Ser 2558, Class BA, 5.000%,                                89                   90
05/15/11

Ser 780675, 3.342%, 07/01/33, (f)                         207                  208

Ser 847259, 4.347%, 03/01/34, (f)                         385                  384
                                                                            ------
                                                                             4,077
                                                                            ------
SALLIE MAE (1.0%)

1.720%, 09/15/06 (f)                                      330                  331
                                                                            ------
TOTAL U.S. GOVERNMENT AGENCIES (COST $11,186)                               11,152
                                                                            ------

U.S. TREASURY OBLIGATIONS (11.7%)
U.S. TREASURY NOTES (11.7%)

2.000%, 11/30/04                                          650                  651
1.250%, 05/31/05                                          775                  772
5.750%, 11/15/05                                          225                  235
2.250%, 02/15/07                                          500                  496
3.125%, 05/15/07                                          825                  835
2.625%, 03/15/09                                          950                  926
                                                                            ------
                                                                             3,915
                                                                            ------
TOTAL U.S. TREASURY OBLIGATIONS (COST $3,892)                                3,915
                                                                            ------

YANKEE DOLLAR (0.5%)

Diageo PLC, 3.375%, 03/20/08                              170                  170
                                                                           -------
TOTAL YANKEE DOLLAR (COST $169)                                                170
                                                                           -------

MONEY MARKETS (3.4%)

Federated Prime Value Money Market                  1,155,536                1,156
Fund                                                                       -------
TOTAL MONEY MARKETS (COST $1,156)
                                                                             1,156
                                                                           -------
TOTAL INVESTMENTS (COST $33,159) (c) - 98.8%                                33,138
OTHER ASSETS IN EXCESS OF LIABILITIES - 1.2%                                   417
                                                                           -------
NET ASSETS - 100.0%                                                        $33,555
                                                                           =======

------------
SEE NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS.

STI CLASSIC FUNDS
CLASSIC INSTITUTIONAL SUPER SHORT INCOME PLUS FUND
Schedule of Portfolio Investments
August 31, 2004
(Unaudited)
(Amounts in thousands, except shares)

                                                       SHARES
                                                         OR
                                                      PRINCIPAL
                                                       AMOUNT               VALUE
                                                      ---------             ------
COMMERCIAL MORTGAGE BACKED SECURITIES (5.0%)

Collegiate Funding Services Education                  $2,500               $2,500
Loan, Ser 2003-B, Class A6, 1.55%,
12/28/43 (f)

Education Loans, Inc., Ser 2003-1, Class                2,500                2,500
 A, 1.68%, 12/01/35 (f)

Nelnet Student Loan Corp., Ser 2002-A,                  2,400                2,400
 Class A7, 1.50%, 06/01/35 (f)

SLM Student Loan Trust, Ser 2003-11,                    1,860                1,860
Class A1, 1.52%, 09/15/09 (f)

SLM Student Loan Trust, Ser                             3,000                2,999
2004-2, Class A2, 1.68%, 04/25/13 (f)                                       ------

TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES
(COST $12,260)                                                              12,259
                                                                            ------

COMMERCIAL PAPERS (9.9%)

Abn Amro NA Fin, 1.71%, 11/22/04 (a)                    3,650                3,636

America Honda Financial, 1.41%,                         3,750                3,747
09/21/04 (a)

Ciesco LLC, 1.50%, 09/23/04 (a)                         3,750                3,746

Credit Suisse FD USA, Inc., 1.54%,                      2,000                2,003
02/22/05 (f)

Dexia Delaware LLC, 1.51%, 10/05/04 (a)                 3,750                3,743

Golden Peanut Corp., 1.38%, 09/10/04 (a)                3,500                3,499

Paccar Financial Corp., 1.50%,                          3,725                3,718
10/14/04 (a)                                                                ------

TOTAL COMMERCIAL PAPERS (COST $24,090)                                      24,092
                                                                            ------

CORPORATE BONDS (45.2%)

Alabama Power Co., 4.875%, 09/01/04                     1,500                1,500

Alabama Power Co., 2.80%, 12/01/06                        500                  499

American Electric Power Co., Inc., Ser                    475                  500
A, 6.125%, 05/15/06

American Honda Finance, 1.75%,                          2,500                2,501
01/16/07

AOL Time Warner, Inc., 6.125%,                          1,000                1,051
04/15/06

ASIF Global Finance XXII, 1.91%,                        2,500                2,505
05/30/06 (f) (g)

British Telecom PLC, 7.875%,                            1,000                1,066
12/15/05

Capital One Financial Corp., 7.25%,                       750                  798
05/01/06

CIT Group, Inc., 1.94%, 5/18/07 (f)                     2,500                2,500

Citibank Credit Card Issuance Trust,                    1,500                1,504
2.70%, 01/15/08

Citigroup, Inc., 4.125%, 02/21/06                       1,000                1,021

Citigroup, Inc., 5.00%, 03/06/07                          925                  970

Conagra Foods, Inc., 7.50%, 09/15/05                      750                  785

Countrywide Home Loan, 1.92%,                           1,925                1,924
08/25/06 (f)

Countrywide Home Loans, Inc., Ser J,                    1,000                1,047
MTN, 5.50%, 08/01/06

Daimler Chrysler Auto Trust, Ser                        1,750                1,743
2004-A, Class A2, 1.41%, 11/08/06

Daimler-Chrysler Master Owner Trust,                    2,575                2,577
Ser 2003-A, Class A, 1.43%, 02/15/08
(f)

Daimler-Chrysler National Holdings,                     1,000                1,057
6.40%, 05/15/06

Deutsche Telekom Finance, 8.25%,                        1,500                1,568
06/15/05

Education Funding Capital Trust I, Ser                  2,400                2,400
A1-8, 1.70%, 06/01/42, Callable 09/21/04
@ 100

Ford Credit Auto Owner Trust, Ser                         248                  248
2003-B, Class A2A, 1.40%, 06/15/05

Ford Motor Credit Co., 7.50%,                           1,200                1,232
03/15/05

Ford Motor Credit Co., 6.875%,                            600                  631
02/01/06

Ford Motor Credit Co., 6.50%,                             600                  638
01/25/07

GE Capital Credit Card Master Note                      2,500                2,500
Trust, Ser 2004-1, Class A, 1.43%,
06/15/10 (f)

General Electric Capital Corp., 1.645%,                 2,000                2,002
03/15/05, (f)

General Electric Capital Corp., 5.00%,                    575                  603
06/15/07

General Motors Acceptance Corp.,                          600                  629
6.75%, 01/15/06

General Motors Acceptance Corp.,                          600                  630
6.125%, 09/15/06

General Motors Acceptance Corp.,                          575                  608
6.125%, 08/28/07

GMAC Mortgage Corp. Loan Trust,                         1,000                1,000
Ser 2003-HE1, Class A1, 1.705%,
04/25/33 (f)

GMAC Mortgage Corp. Loan Trust,                         2,500                2,503
Ser 2004-HE3, Class A1, 1.55%,
10/25/34 (f)

GMAC Mortgage Corp. Loan                                2,275                2,275
Trust, Ser 2004-HE1, Class A1 1.695%, 06/25/34
Goldman Sachs Group, Inc., 1.69%,                       3,000                2,999
03/30/07 (f)

Harley-Davidson Motocycle Trust,                        2,073                2,062
Ser 2004-1, Class A1, 1.40%,
10/15/08

Honda Auto Receivables Owner Trust,                       820                  819
Ser 2003-2, Class A2, 1.34%,
12/21/05

Household Finance Corp., 5.75%,                         1,000                1,063
01/30/07

J.P. Morgan Chase & Co., 5.25%,                           925                  975
05/30/07

JP Morgan Chase & Co., 1.66%, 12/18/06 (f)              3,000                3,005

Kerr-McGee Corp., 5.875%, 09/15/06                        750                  789

KFW International Finance, Inc., 4.75%,                   575                  603
 01/24/07

Liberty Media Corp., 3.50%, 09/25/06                      500                  500

Masco Corp., 6.75%, 03/15/06                              500                  530

Met Life Global Funding I, 1.45%,                       3,250                3,256
08/28/06 (f)

Minnesota Mining, 4.25%, 09/01/04                       1,000                1,000

Morgan Stanley, 1.73%, 01/12/07 (f)                     2,500                2,503

Morgan Stanley, 5.80%, 04/01/07                         1,000                1,066

Navistar Financial Corp. Owner Trust,                   1,663                1,663

Ser 2002-B, Class A3A, 1.63%,
3/15/07, (f)

Nissan Auto Receivables Owner Trust,                    1,750                1,767
Ser 2002-A, Class A4, 4.28%,
10/16/06

Nissan Master Owner Trust Receivables,                  3,000                3,003
Ser 2003-A, Class A1, 1.66%,
09/15/08

Northrop Grumman Corp., 8.625%,                         1,000                1,008
10/15/04

PG&E Corp., 2.30%, 04/03/06                               775                  776

PNC Funding Corp., 7.00%, 09/01/04                      2,000                2,000

Residential Asset Mortgage Products,                      759                  758
Inc., Ser 2004-RS2, Class AI1,
1.745%, 01/25/24 (f)

Residential Asset Mortgage Products,                    1,847                1,846
Inc., Ser 2004-RS7, Class AI1,
1.785%, 08/25/22 (f)

Residential Asset Securities Corp., Ser                   916                  916
2003-KS11, Class AI1, 1.785%, 09/25/21
(f)

Residential Asset Securities Corp.,                     1,059                1,062
Ser 2002-KS6, Class AI3, 3.58%,
12/25/26

Residential Asset Securities Corp.,                       191                  190
Ser 2002-KS8, Class A2, 3.04%,
05/25/23

Safeway, Inc., 6.15%, 03/01/06                          1,000                1,048

SBC Communications, Inc., 5.75%,                        1,000                1,049
05/02/06

Student Loan Financial Association, Ser                 2,500                2,500
04A4, 1.66%, 12/01/38 (f)

Student Loan Marketing Association,                     2,000                2,005
1.86%, 01/25/06

TCI Communications, Inc., 8.65%,                        1,400                1,403
09/15/04

TCI Communications, Inc., 6.875%,                         500                  527
02/15/06

Textron Financial Corp., 2.75%,                           635                  634
06/01/06

Toyota Auto Receivables Owner Trust,                    3,000                3,001
Ser 2003-B, Class A3, 1.41%, 08/15/07
 (f)

Union Pacific Corp., 6.40%, 02/01/06                      500                  525

Univision Communications, Inc.,                           875                  868
2.875%, 10/15/06

US Bank NA, 1.36%, 12/05/05 (f)                         2,000                2,000

USAA Auto Owner Trust, Ser                              2,150                2,134
2004-1, Class A3, 2.06%, 04/15/08

Verizon Global Funding Corp., 6.75%,                    1,250                1,316
12/01/05

Viacom, Inc., 7.75%, 06/01/05                           1,250                1,302

Virginia Electric & Power, 5.75%,                       1,250                1,307
03/31/06

Vodafone Group PLC, 7.625%,                             1,500                1,536
02/15/05

Wachovia Corp., 1.71%, 07/20/07 (f)                     2,500                2,497

WAL-MART Stores, Inc., 1.24%,                           1,875                1,875
02/22/05 (f)

Wells Fargo Co., 1.43%, 03/03/06 (f)                    1,000                1,002

Weyerhaeuser Co., 5.50%, 03/15/05                         376                  382
                                                                           -------
TOTAL CORPORATE BONDS (COST $110,131)                                      110,085
                                                                           -------

MASTER NOTES (2.0%)

Banc of America Master Note, 1.63%                      5,000                5,000
                                                                           -------
TOTAL MASTER NOTES (COST $5,000)                                             5,000
                                                                           -------

MONEY MARKETS FUNDS (0.1%)

Dreyfus Government Cash Management                    100,000                  100
Money Market Fund

Federated Prime Value Money Market                    100,000                  100
Fund                                                                       -------
TOTAL MONEY MARKETS (COST $200)                                                200
                                                                           -------

MORTGAGE RELATED (4.7%)

Bank One Issuance Trust, Ser                            2,500                2,502
2003-A5, Class A5, 1.43%, 02/17/09, (f)

BMW Vehicle Owner Trust, 1.45%,                            19                   19
11/25/05

Capital Auto Receivables Asset Trust,                     925                  926
Ser 2003-1, Class A2A, 2.27%,
01/17/06

CIT Equipment Collateral, 1.55%,                        2,000                2,002
04/20/07 (f)

First USA Credit Master Trust, 1.75%,                   3,500                3,507
09/19/08 (f)

MBNA Master Credit Card Trust, Ser                      2,500                2,502
2000-C, Class                                                              -------
A, 1.54%, 07/15/07 (f)

TOTAL MORTGAGE RELATED (COST $11,457)                                       11,458
                                                                           -------

MUNICIPAL BONDS (2.0%)
CALIFORNIA

Chela Financial USA, Inc., RB, 1.61%,                   2,500                2,500
12/01/37, Guaranteed Student Loans (f)                                     -------

WASHINGTON

Student Loan Finance Association                        2,450                2,450
Education, RB, 1.70%, 06/01/38 (f)                                         -------

TOTAL MUNICIPAL BONDS (COST $4,950)                                          4,950
                                                                           -------

U.S. GOVERNMENT AGENCIES (24.5%)
FANNIE MAE

1.75%, 05/23/05, Callable 10/28/05 @ 100                3,425                3,419

1.23%, 09/06/05 (f)                                     5,500                5,495
3.75%, 05/17/07, Callable 5/17/05 @ 100                 1,225                1,235
6.00%, 07/25/08, Ser 1993-197, Class PH                 1,014                1,024
4.50%, 04/01/10, Ser M80812                             1,170                1,187
4.00%, 11/25/16, Ser 2003-9, Class UA                   1,198                1,203
5.12%, 05/01/32, Ser 635082 (f)                           776                  796
3.48%, 04/01/33, Ser 701045 (f)                         1,535                1,549
3.08%, 05/01/33, Ser 688988 (f)                         1,991                2,003
3.80%, 06/01/33, Ser 709050 (f)                         2,094                2,083
3.70%, 08/01/33, Ser 722615 (f)                         1,059                1,054
3.22%, 09/01/33, Ser 555817 (f)                         2,090                2,116
3.21%, 10/01/33, Ser 555844 (f)                         2,499                2,582
3.37%, 01/01/34, Ser 759258 (f)                         1,386                1,390
4.36%, 03/01/34, Ser 772346 (f)                         1,268                1,281
                                                                            ------
                                                                            28,417
                                                                            ------
FEDERAL HOME LOAN BANK

1.45%, 03/11/05, Callable 11/17/04 @ 100                4,500                4,488
                                                                            ------

FREDDIE MAC

1.54%, 10/07/05, (f)                                    3,000                3,000
1.665%, 11/07/05, (f)                                   5,500                5,501
2.875%, 11/03/06, Callable 11/3/04 @ 100                  700                  701
4.00%, 11/15/06, Ser 2685, Class NA                     1,389                1,396
6.25%, 11/15/07, Ser 1520, Class H                        203                  204
4.50%, 03/01/08, Ser M90803                             1,148                1,170
4.00%, 05/01/08                                         1,775                1,794
4.00%, 06/01/08, Ser M90818                             1,521                1,536
5.00%, 05/15/11, Ser 2558, Class BA                       342                  345
4.00%, 11/15/11, Ser 2542, Class AG                     1,439                1,457
5.00%, 04/15/13, Ser 2508, Class MF                       245                  248
5.00%, 02/15/14, Ser 2595, Class AB                     1,428                1,460
4.50%, 05/15/14, Ser 2497, Class NM                       133                  134
5.50%, 12/15/15, Ser 2485, Class AF                       205                  210
5.00%, 04/15/16, Ser 2572, Class LB                       972                  980
3.50%, 12/15/21, Ser 1629, Class HA                        68                   68
3.34%, 07/01/33, Ser 780675 (f)                           861                  867
3.69%, 08/01/33, Ser 1B1002 (f)                         1,120                1,105
4.35%, 03/01/34, Ser 847259 (f)                         1,924                1,918
                                                                            ------
                                                                            24,094
                                                                            ------

GINNIE MAE

5.50%, 1/20/21                                            747                  750
                                                                            ------

SALLIE MAE

1.72%, 9/15/06                                          2,000                2,006
                                                                            ------
TOTAL U.S. GOVERNMENT AGENCIES (COST $59,985)                               59,755
                                                                            ------

REPURCHASE AGREEMENTS (6.5%)

Merrill Lynch                                           9,242                9,242
 1.51%, dated 08/31/04, to be repurchased
 on 09/01/04, repurchase price $9,242,096
 (collateralized by US Government obligations;
 total market value $9,390,483)

UBS Warburg                                             6,722                6,722
                                                                            ------
 1.54%, dated 08/31/04, to be repurchased

 09/01/04, repurchase price $6,722,113
 (collateralized by US Government obligations;
 total market value $6,836,410)

TOTAL REPURCHASE AGREEMENTS (COST $15,964,209)                              15,964
                                                                          --------

TOTAL INVESTMENTS (COST $244,037) (c) - 99.9%                              243,763
ASSETS IN EXCESS OF OTHER LIABILITIES - 0.1%                                   280
                                                                          --------
NET ASSETS - 100.0%                                                       $244,043
                                                                          ========

------------
SEE NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS.

STI CLASSIC FUNDS
CLASSIC INSTITUTIONAL TOTAL RETURN BOND FUND
Schedule of Portfolio Investments
August 31, 2004
(Unaudited)
(Amounts in thousands)

                                                      PRINCIPAL
                                                       AMOUNT               VALUE
                                                      ---------             ------
CORPORATE BONDS (41.8%)

American Honda Finance, 3.85%,                         $   95               $   96
11/06/08 (g)

American Standard Inc., 7.625%,                            95                  108
02/15/10

Anthem Insurance, 9.00%, 04/01/27                          75                  103
(g)

Appleton Papers Inc., 9.75%, 06/15/14                     300                  303
(g)

Bank of America Corp., 7.40%,                             210                  244
01/15/11

Bank One Corp., 7.625%, 08/01/05                           85                   89

Barrick Gold Finance, Inc., 7.50%,                         40                   44
05/01/07

Berkshire Hathaway Finance, 3.375%,                       185                  184
10/15/08

Borden U.S. Finance/Nova Scotia,                          100                  103
9.00%, 07/15/14 (g)

BP Capital Markets PLC, 4.00%,                            115                  116
04/29/05

British Sky Broadcasting, 6.875%,                         115                  127
02/23/09

Calenergy Co., Inc., 7.52%, 09/15/08                       70                   79

Capital One Bank, 5.125%, 02/15/14                        155                  153

Carolina Power & Light, 6.50%,                             30                   33
07/15/12

Centerpoint Energy Resources, Ser B, 7.875%,              160                  189
04/01/13

Cincinnati Gas & Electric Co., 5.70%,                      45                   48
09/15/12

CIT Group, Inc., 5.75%, 09/25/07                           55                   59

CIT Group, Inc., 5.50%, 11/30/07                           55                   58

Citigroup Inc., 5.125%, 05/05/14                           85                   87

Citigroup, Inc., 5.875%, 02/22/33                         110                  109

Codelco, Inc., 5.50%, 10/15/13 (g)                        125                  131

Comcast Cable Communications,                             190                  214
7.125%, 06/15/13

Commonwealth Edison Co. Financing                          60                   60
III, 6.35%, 03/15/33

ConocoPhillips, 6.375%, 03/30/09                           40                   44

ConocoPhillips, 8.75%, 05/25/10                            75                   92

Credit Suisse First Boston U.S.A., Inc.,                   95                  106
 6.50%, 01/15/12

Crown Cork & Seal CCK, 8.00%,                             250                  233
04/15/23, Callable 10/21/04 @ 103.43

CSC Holdings, Inc., 10.50%,                               250                  284
05/15/16, Callable 05/15/06 @ 105.25

DaimlerChrysler NA Holdings, 8.50%,                        55                   67
01/18/31

Deutsche Telekom International                             60                   83

Financial, 9.25%, 06/01/32

Devon Energy Corp., 10.25%,                                15                   16
11/01/05

Devon Financing Corp. ULC, 7.875%,                        130                  158
 09/30/31

Dial Corp., 7.00%, 08/15/06                               100                  108

Dominion Residential Capital Trust III, 8.40%,             80                   96
01/15/31

Dominion Resources, Inc., Ser B,                           70                   73
7.625%, 07/15/05

Donnelley (R.R.) & Sons, 3.75%,                           110                  108
04/01/09 (g)

Edison Mission, 9.875%, 04/15/11                          400                  460

Entergy Gulf States, Inc., 5.20%,                          20                   20
12/03/07, Callable 12/01/04 @ 100

Exelon Generation Co. LLC, 6.95%,                          25                   28
06/15/11

Fairfax Financial Holdings, 8.30%,                        400                  369
04/15/26

Fedex Corp., 3.50%, 04/01/09                              155                  152

Florida Power & Light, 6.875%,                             25                   26
12/01/05

Ford Motor Co., 7.45%, 07/16/31                           390                  382

Fund American Cos., Inc., 5.875%,                         125                  128
05/15/13

GCI, Inc., 7.25%, 02/15/14,                               250                  245
Callable 02/15/09 @103.62

General Electric Co., 5.00%,                              440                  452
02/01/13

General Motors, 8.375%, 07/15/33                          155                  165

Georgia Pacific Corp., 8.125%,                            350                  403
05/15/11

Gillette Co., 3.75%, 12/01/04 (g)                          45                   45

Golden West Financial Corp., 4.125%,                      120                  123
08/15/07

Goldman Sachs Capital I, 6.345%,                           95                   95
02/15/34

Goldman Sachs Group, Inc., 3.875%,                         85                   85
01/15/09

Goldman Sachs Group, Inc., 4.75%,                          70                   69
07/15/13

G Tech Holdings Corp., 4.75%,                              45                   45
10/15/10

Harley Davidson Funding, 3.625%,                           70                   70
12/15/08 (g)

HCA, Inc., 7.875%, 02/01/11                               140                  159

Household Finance Corp., 6.375%,                          160                  177
11/27/12

Household Finance Corp., 7.625%,                           30                   37
05/17/32

Huntsman LLC, 11.625%, 10/15/10,                          250                  280
Callable 10/15/07 @ 105.81

Iasis Healthcare Cap Corp., 8.75%,                        300                  315
06/15/14, Callable 06/15/09 @104.38 (g)

INCO Ltd., 7.75%, 05/15/12                                180                  210

Inmarsat Finance PLC, 7.625%, 06/30/12,                   250                  245
Callable 03/01/08 @ 103.81 (g)

International Lease Finance Corp.,                        185                  190
4.75%, 07/01/09

Istar Financial, Inc., 8.75%, 08/15/08                    400                  458

J.P. Morgan Chase & Co., 6.625%,                          275                  307
03/15/12

Jean Coutu Group PJC, Inc., 8.50%,                        300                  302
08/01/14, Callable 08/01/09 @ 104.25 (g)

John Deere Capital Corp., 3.90%,                           55                   56
01/15/08

Johnson & Johnson, 8.720%, 11/01/24,                       95                  100
Callable 11/01/04 @ 104.36

K.N. Capital Trust III, 7.63%,                            110                  120
04/15/28

Kabel Deutschland GMBH, 10.625%,                          300                  307
07/01/14, Callable 07/01/09 @ 105.31 (g)

Kinder Morgan, Inc., 7.25%,                                45                   50
03/01/28

Lennar Corp., 5.95%, 03/01/13                              55                   58

Lyondell Chemical Co., 11.125%,                           150                  171
07/15/12, Callable 07/15/07 @ 105.56

Mandalay Resort Group, Ser B, 10.25%,                     375                  420
08/01/07

Marriot International, Ser C, 7.875%,                      25                   29
09/15/09

MBNA Corp., Ser F, MTN, 7.50%, 03/15/12                    55                   64

Mediacom LLC, 9.50%, 01/15/13,                            250                  245
Callable 01/15/06 @104.75

Merrill Lynch & Co., Ser B, MTN,                           40                   40
3.70%, 04/21/08

MetLife, Inc., 5.25%, 12/01/06                             60                   63

Millar Western Forest, 7.75%,                             100                  104
11/15/13, Callable 11/15/08 @ 103.88

Miller Brewing Co., 4.25%, 08/15/08                        95                   97
(g)

Monumental Global Funding, 5.20%,                         155                  163
01/30/07 (g)

Morgan Stanley, 5.30%, 03/01/13                           200                  205

Motiva Enterprises LLC, 5.20%,                             55                   56
09/15/12 (g)

Natexis AMBS Co., LLC, 8.44%,                             100                  116
12/29/49, Callable 06/30/08 @ 100 (g)

NCR Corp., 7.125%, 06/15/09                                35                   39

News America Holdings, 9.25%,                              95                  122
02/01/13

Nextel Communications, 6.875%,                            300                  303
10/31/13, Callable 10/31/08 @ 103.44

Office Depot, Inc., 10.00%, 07/15/08                      400                  470

Oncor Electric Delivery, 7.00%,                            55                   62
05/01/32

Pacific Gas & Electric, 6.05%,                            180                  181
03/01/34

Packaging Corp. of America, 5.75%,                         85                   87
08/01/13

Panamsat Corp., 9.00%, 08/15/04,                          300                  313
Callable 08/15/09 @ 104.50 (g)

Powergen U.S. Funding LLC, 4.50%,                          60                   60
10/15/04

Prudential Financial, Inc., MTN,                           55                   56
3.75%, 05/01/08

PSEG Energy Holdings, 10.00%,                             300                  349
10/01/09

Pulte Homes, Inc., 4.875%, 07/15/09                        85                   86

Qwest Corp., 8.875%, 06/01/31,                            400                  390
Callable 10/21/04 @ 105.03

Roger Wireless Inc., 6.375%, 03/01/14                     250                  239

Royal Bank of Scotland, 7.648%, 09/30/31 (f)               85                  100

SBC Communications, Inc., 5.625%,                          20                   20
06/15/16

SBC Communications, Inc., 6.45%,                          100                  101
06/15/34

Sempra Energy, 4.75%, 05/15/09                             70                   72

Simon Property Group LP, 6.375%,                           40                   43
11/15/07

Socgen Real Estate LLC, 7.64%, 09/30/07 (g)                55                   61

Sprint Capital Corp., 8.75%,                              180                  228
03/15/32

Telus Corp., 8.00%, 06/01/11                               85                   99

THL Buildco Inc., 8.50%, 09/01/14,                        200                  209
Callable 09/01/09 @ 104.25 (g)

Time Warner, Inc., 6.75%, 04/15/11                         60                   67

Time Warner, Inc., 7.625%, 04/15/31                        85                   97

TXU Energy Co., 7.00%, 03/15/13                            85                   95

Tyco International Group SA, 6.00%,                        85                   91
11/15/13

Tyco International Group SA, 6.875%,                       85                   94
01/15/29

Univision Communication, Inc.,                             60                   71
7.85%, 07/15/11

Valero Energy Corp., 7.50%,                                45                   52
04/15/32

Verizon Global Funding Corp., 7.75%,                       75                   89
 12/01/30

Wachovia Corp., 7.55%, 08/18/05                           110                  115

Waste Management, Inc., 6.50%,                            110                  121
11/15/08

Wellpoint Health Network, 6.375%,                          70                   74
06/15/06

Wells Fargo & Co., 4.80%, 07/29/05                         30                   31

Westar Energy, Inc., 7.875%, 05/01/07                     110                  122

Westar Energy, Inc., 6.00%, 07/01/14                       75                   80

Weyerhaeuser Co., 6.75%, 03/15/12                          70                   78

Weyerhaeuser Co., 7.375%, 03/15/32                         45                   52

Xerox Capital Trust I, 8.00%,                             300                  287
02/01/27, Callable 02/01/07 @ 102.45

XTO Energy, Inc., 6.25%, 04/15/13                         110                  120
                                                                            ------
TOTAL CORPORATE BONDS (COST $17,866)                                        18,137
                                                                            ------

FOREIGN GOVERNMENT BOND (0.5%)

United Mexican States, MTN,                               185                  212
8.30%, 08/15/31                                                             ------

TOTAL FOREIGN GOVERNMENT BOND (COST $198)                                      212
                                                                            ------

U.S. GOVERNMENT AGENCIES (32.6%)
FANNIE MAE (25.2%)

5.00%, 11/01/18                                           440                  449
5.50%, 11/01/18                                           453                  469

4.50%, 12/01/18                                           315                  316
5.50%, 12/01/18                                           174                  180
4.50%, 01/01/19                                         1,123                1,125
5.00%, 01/01/19                                         1,000                1,021
6.00%, 01/01/19                                           706                  742
6.50%, 07/01/32                                         1,654                1,743
5.50%, 04/01/33                                           243                  247
5.50%, 04/01/33                                           463                  471
5.00%, 06/01/33                                           433                  431
5.50%, 06/01/33                                           842                  856
7.00%, 10/01/33                                           631                  671
6.00%, 11/01/33                                           388                  402
5.50%, 01/01/34                                           891                  906
5.50%, 02/01/34                                           891                  907
                                                                           -------
                                                                            10,936
                                                                           -------
FREDDIE MAC (6.1%)

7.00%, 09/01/29                                           114                  122
5.00%, 09/01/33                                         1,327                1,321
6.00%, 11/01/33                                         1,158                1,199
                                                                           -------
                                                                             2,642
                                                                           -------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (1.3%)

5.00%, 09/15/33                                           348                  348
5.50%, 02/15/34                                           225                  229
                                                                           -------
                                                                               577
                                                                           -------

TOTAL U.S. GOVERNMENT AGENCIES (COST $14,162)                               14,155
                                                                           -------

U.S. TREASURY OBLIGATIONS (23.1%)
U.S. TREASURY BONDS (4.7%)

5.375%, 02/15/31                                        1,925                2,050
                                                                           -------
U.S. TREASURY NOTES (18.4%)

1.875%, 09/30/04                                        1,700                1,701
2.125%, 10/31/04                                        3,470                3,473
2.00%, 11/30/04                                         2,800                2,803
                                                                           -------
                                                                             7,977
                                                                           -------
TOTAL U.S. TREASURY OBLIGATIONS (COST $9,940)                               10,027
                                                                           -------

REPURCHASE AGREEMENT (1.9%)

Merrill Lynch                                             840                  840
                                                                           -------
 1.515%, dated 08/31/04, to be repurchased
 on 09/01/04, repurchase price $839,728
 (collateralized by FNMA obligations; total
 market value $859,330)

TOTAL REPURCHASE AGREEMENT (COST $840)                                         840
                                                                           -------

TOTAL INVESTMENTS (COST $43,006) (c) - 99.9%                                43,371
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1%                                    44
                                                                           -------
NET ASSETS - 100.0%                                                        $43,415
                                                                           =======

------------
SEE NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS.

STI CLASSIC FUNDS
CLASSIC INSTITUTIONAL U.S. GOVERNMENT SECURITIES SUPER SHORT INCOME PLUS FUND Schedule of Portfolio Investments
August 31, 2004
(Unaudited)
(Amounts in thousands, except shares)

                                                      SHARES
                                                        OR
                                                     PRINCIPAL
                                                      AMOUNT                VALUE
                                                     ---------              ------
COMMERCIAL MORTGAGE BACKED SECURITIES (5.7%)

Collegiate Funding Services Education                  $1,150               $1,150
Loan, Ser 2003-B, Class A6, 1.550%,
12/28/43, (f)

Education Loans, Inc., Ser 2003-1, Class                1,150                1,150
 A, 1.680%, 12/01/35, (f)

KeyCorp Student Loan Trust, Ser                           925                  925
2004-A, Class 1A1, 1.565%, 04/27/17,
(f)

Nelnet Student Loan Corp., Ser 2002-A,                  1,100                1,100
 Class A7, 1.500%, 06/01/35, (f)

SLM Student Loan Trust, Ser 2003-11,                      735                  735
Class A1, 1.520%, 09/15/09, (f)

SLM Student Loan Trust, Series                          1,750                1,750
2004-2, Class A2, 1.680%, 04/25/13, (f)                                     ------

TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES
(COST $6,810)                                                                6,810
                                                                            ------

CORPORATE BONDS (1.9%)

Education Funding Capital Trust I, Ser                  1,100                1,100
A1-8, 1.700%, 06/01/42, Callable
09/21/04 @ 100 (f)

Student Loan Financial Association, Ser                 1,150                1,150
04A4, 1.660%, 12/01/38, (f)                                                 ------

TOTAL CORPORATE BONDS (COST $2,250)                                          2,250
                                                                            ------

MUNICIPAL BONDS (2.1%)
CALIFORNIA (1.1%)

Chela Financial USA, Inc., RB,                          1,250                1,250
1.610%, 12/01/37, (f)                                                       ------

WASHINGTON (1.0%)

Student Loan Financial Association                      1,200                1,200
Education, RB, 1.700%, 06/01/38, (f)                                        ------

TOTAL MUNICIPAL BONDS (COST $2,450)                                          2,450
                                                                            ------

U.S. GOVERNMENT AGENCIES (75.4%)
FANNIE MAE (29.7%)

3.500%, 09/15/04                                        1,250                1,251
1.546%, 10/20/04 (a)                                    3,000                2,994
1.721%, 11/24/04 (a)                                    3,000                2,989
1.708%, 12/08/04, (a)                                   3,000                2,986
1.330%, 02/23/05, Callable 11/23/04 @                   1,000                  997
100

1.489%, 03/23/05, (f)                                   2,000                2,000
1.750%, 05/23/05, Callable 10/28/04 @                   1,000                  998
100

1.230%, 09/06/05, (f)                                   2,500                2,498
1.757%, 10/07/05, (f)                                   3,000                2,999
2.750%, 08/11/06                                          500                  501
3.750%, 05/17/07, Callable 5/17/05 @                      575                  580
100
Ser 1993-197, Class PH, 6.000%,                           553                  559
07/25/08
Ser 1993-43, Class H, 6.500%,                              27                   27
12/25/07
Ser 2001-80, Class PC, 5.250%,                            155                  155
09/25/23
Ser 2002-75, Class QJ, 3.250%,                            578                  579
11/25/32
Ser 2003-21, Class XA, 4.500%,                            160                  160
05/25/18
Ser 2003-9, Class UA, 4.000%,                           1,397                1,404
11/25/16
Ser 555817, 3.218%, 09/01/33, (f)                         909                  920
Ser 555844, 3.207%, 10/01/33, (f)                       1,071                1,106
Ser 635082, 5.124%, 05/01/32, (f)                         883                  906
Ser 688988, 3.077%, 05/01/33, (f)                       1,012                1,018
Ser 701045, 3.478%, 04/01/33, (f)                       1,535                1,549
Ser 709050, 3.801%, 06/01/33, (f)                       2,094                2,083
Ser 722615, 3.698%, 08/01/33, (f)                       1,142                1,137
Ser 759258, 3.367%, 01/01/34, (f)                         624                  626
Ser 772346, 4.358%, 03/01/34, (f)                       1,124                1,136
Ser M80812, 4.500%, 04/01/10                            1,170                1,187
                                                                            ------
                                                                            35,345
                                                                            ------
FEDERAL FARM CREDIT BANK (6.5%)

1.531%, 09/08/04 (a)                                    5,750                5,749
1.380%, 04/29/05, (f)                                   2,000                2,000
                                                                            ------
                                                                             7,749
                                                                            ------
FEDERAL HOME LOAN BANK (8.8%)

1.420%, 09/20/04, (f)                                   3,875                3,875
3.875%, 12/15/04                                        1,750                1,760
1.697%, 12/17/04, (f)                                   3,875                3,876
1.450%, 03/11/05, Callable 11/17/04 @                   1,000                  997
100                                                                         ------

                                                                            10,508
                                                                            ------
FREDDIE MAC (30.1%)

1.338%, 09/08/04 (a)                                    3,000                2,998
1.503%, 09/22/04 (a)                                    3,000                2,997
1.470%, 10/12/04 (a)                                    3,000                2,995
1.601%, 11/09/04, (a)                                   3,000                2,991
3.250%, 11/15/04                                        2,300                2,307
3.875%, 02/15/05                                        1,035                1,044
1.365%, 09/09/05, (f)                                   2,500                2,500
1.5375%, 10/07/05, (f)                                  2,000                2,000
1.670%, 11/07/05, (f)                                   2,500                2,501
2.500%, 11/25/05, Callable 11/26/04 @                   1,000                  998
100
2.000%, 02/23/06, Callable 2/23/05 @                      575                  572
100
2.875%, 11/03/06, Callable 11/3/04 @                      575                  575
100
2.400%, 03/29/07, Callable 3/29/05 @                      575                  569
100
2.880%, 05/15/07                                          600                  599
Ser 1520, Class H, 6.250%, 11/15/07                       305                  306
Ser 1629, Class HA, 3.500%,                                46                   46

12/15/21

Ser 1B1002, 3.690%, 08/01/33, (f)                       1,120                1,105
Ser 2485, Class AF, 5.500%, 12/15/15                      461                  472
Ser 2497, Class NM, 4.500%,                               221                  223
05/15/14
Ser 2508, Class MF, 5.000%,                               491                  496
04/15/13
Ser 2542, Class AG, 4.000%,                               908                  919
11/15/11
Ser 2558, Class BA, 5.000%,                               410                  414
05/15/11
Ser 2572, Class LB, 5.000%, 04/15/16                      972                  980
Ser 2595, Class AB, 5.000%,                               877                  896
02/15/14
Ser 2685, Class NA, 4.000%,                               483                  485
11/15/06
Ser 780675, 3.342%, 07/01/33, (f)                       1,075                1,082
Ser 847259, 4.347%, 03/01/34, (f)                       1,064                1,061
Ser M90803, 4.500%, 03/01/08                            1,148                1,170
Ser M90818, 4.000%, 06/01/08                              676                  683
                                                                           -------
                                                                            35,984
                                                                           -------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (0.3%)

Ser 2003-75, Class YM, 4.000%,                            329                  331
10/20/21                                                                   -------

TOTAL U.S. GOVERNMENT AGENCIES (COST $90,113)                               89,917
                                                                           -------

U.S. TREASURY OBLIGATIONS (1.0%)
U.S. TREASURY NOTES (1.0%)

3.125%, 05/15/07                                          575                  582
2.750%, 08/15/07                                          575                  575
                                                                           -------
                                                                             1,157
                                                                           -------
TOTAL U.S. TREASURY OBLIGATIONS (COST $1,148)                                1,157
                                                                           -------

REPURCHASE AGREEMENTS (13.6%)

Merrill Lynch                                           8,626                8,626
1.515%, dated 8/31/04, to be repurchased
on 09/01/04, repurchase price $8,626,470
(collateralized by FNMA obligations; total
 market value $8,800,408)
UBS Warburg                                             7,613                7,613
                                                                           -------
1.535%, dated 8/31/04, to be repurchased
on 09/01/04, repurchase price $7,613,362
(collateralized by FNMA obligations; total
 market value $7,766,049)

TOTAL REPURCHASE AGREEMENTS (COST $16,239)                                  16,239
                                                                           -------

MONEY MARKETS (0.2%)

Dreyfus Government Cash Management                    100,000                  100
Money Market Fund

Federated Government Obligations                      100,000                  100
Fund                                                                       -------

TOTAL MONEY MARKETS (COST $200)                                                200
                                                                           -------

TOTAL INVESTMENTS (COST $119,210) (c) - 99.9%                              119,023
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1%                                   138
                                                                           -------

NET ASSETS - 100.0%                                                      $ 119,161
                                                                         =========

------------
SEE NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS.

STI CLASSIC FUNDS
CLASSIC INSTITUTIONAL CASH MANAGEMENT MONEY MARKET FUND
Schedule of Portfolio Investments
August 31, 2004
(Unaudited)
(Amounts in thousands)

                                                  PRINCIPAL AMOUNT         VALUE
                                                  ----------------        -------
CERTIFICATES OF DEPOSIT (4.0%)

Branch Banking & Trust, 1.595%,                       $30,000             $ 30,000
01/24/05 (f)

Credit Suisse First Boston New York,                   40,000               40,000
1.575%, 09/20/04 (f)

Morgan Stanley, 1.64%, 04/19/05 (f)                    50,000               50,000

Regions Bank, 1.595%, 08/23/05 (f)                     35,000               35,000
                                                                          --------
TOTAL CERTIFICATES OF DEPOSIT (COST $105,000)                              155,000
                                                                          --------

COMMERCIAL PAPERS (4.9%)

Atlantis One Funding, 1.066%, 09/09/04                 20,000               19,995
(a)

Atlantis One Funding, 1.816%, 12/08/04                 20,000               19,902
(a)

Cit Group, 1.948%, 01/18/05 (a)                        18,470               18,332

General Electric, 1.796%, 12/17/04 (a)                 35,000               34,815

Sigma Finance, Inc., 1.867%, 02/10/05                  35,000               34,709
(a)                                                                       --------

TOTAL COMMERCIAL PAPERS (COST $127,753)                                    127,753
                                                                          --------

CORPORATE BONDS (11.2%)

American Express Centurion, 1.59%,                     30,000               30,000
09/27/04 (f)

American Express Centurion, 1.55%,                     25,000               25,000
01/20/05 (f)

Beta Finance, Inc., 1.757%, 09/07/04 (f) (g)           25,000               25,000

Beta Finance, Inc., 1.701%, 01/18/05 (f) (g)           50,000               50,000

Beta Finance, Inc., 1.535%, 04/29/05                   25,000               24,986

Principal Life Global, 1.89%, 03/29/05                 61,000               61,102
(f) (g)

Sigma Finance, Inc., 1.747%, 09/01/04 (f) (g)          25,000               25,000

Sigma Finance, Inc., 1.767%, 01/12/05                  50,000               49,997
(f) (g)                                                                   --------

TOTAL CORPORATE BONDS (COST $291,085)                                      291,085
                                                                          --------

DEMAND NOTES (13.0%)

Aquila Inc., 6.875%, 10/01/04, AMBAC                   15,800               15,870

Barrington Development Corp., 1.64%,                   21,135               21,135
12/01/32 (f)

Carmichael Properties, 1.70%, 10/01/20                  3,070                3,070
(f)

Dorada Finance, Inc., 1.701%, 01/14/05                 50,000               50,000
(f)

Dorada Finance, Inc., 1.656%, 03/18/05                 20,000               20,000
(f)

Gasmor Corp., 1.64%, 02/01/31 (f)                       3,710                3,710

Liberty Light US Capital, 1.60%,                       50,000               49,993

05/10/05 (f)

Liquid Funding Ltd., 1.64%, 06/28/05                   35,000               35,000
(f)

LP Pinewood, 1.63%, 02/01/18 (f)                       14,900               14,900

Morgan Stanley, 1.51%, 09/02/05 (f)                    25,000               25,000

Wells Fargo Bank, 1.502%, 10/07/04 (f)                 49,500               49,500
                                                                           -------
TOTAL DEMAND NOTES (COST $338,178)                                         288,178
                                                                           -------

MASTER NOTES (4.6%)

Banc of America Master Note, 1.632%                   119,900              119,900
                                                                           -------
TOTAL MASTER NOTES (COST $119,900)                                         119,900
                                                                           -------

MUNICIPAL BONDS (14.2%)

ALABAMA (0.4%)

Alabaster, Ser A, GO, 1.64%, 04/01/14,                  9,355                9,355
 AMBAC (f)                                                                 -------

ALASKA (2.0%)

Housing Finance Corp., RB, Ser                         51,500               51,500
 C, 1.54%, 12/01/32 (f)                                                    -------

COLORADO (4.2%)

Housing & Finance Authority,                           10,000               10,000
RB, 1.62%, 11/01/35,
Liq Fac - Lloyds TSB Bank (f)

Housing & Finance Authority,                           20,700               20,700
RB, 1.62%, 11/01/33,
SPA - JP Morgan Chase Bank (f)

Housing & Finance Authority,                           20,025               20,025
RB, 1.62%, 05/01/41,
SPA - Landesbank (f)

Housing & Finance Authority,                           35,000               35,000
RB, 1.62%, 11/01/32,
SPA -JP Morgan Chase Bank (f)

Housing & Financial Authority,                         25,000               25,000
RB, 1.62%, 11/01/34,                                                       -------
SPA - Dexia Credit (f)

                                                                           110,725
                                                                           -------
FLORIDA (0.2%)

Housing Finance Corp., RB,                              2,500                2,500
1.60%, 01/15/35, LOC : FNMA (f)

Orange County Housing Finance                           2,100                2,100
Authority, Multifamily, RB, Ser D,                                         -------
 1.60%, 07/15/34 (f)

                                                                             4,600
                                                                           -------
ILLINOIS (1.5%)

Student Assistance, Community Student                  40,000               40,000
Loan, RB, Ser D, 1.63%, 09/01/23,                                          -------
LOC: Bank of America (f)

MISSISSIPPI (2.1%)

Development Bank Special Obligation,                    4,200                4,200
RB, 1.63%, 12/01/23, AMBAC (f)

Nissan, Project A, GO, 1.57%, 11/01/28,                50,000               50,000
SPA - Bank of America (f)                                                  -------

                                                                            54,200
                                                                           -------

NEW JERSEY (1.7%)

Economic Development Authority,                         3,340                3,340
RB, 1.68%, 10/01/15, LOC : First Union National
Bank (f)

Economic Development Authority, State                  40,000               40,000
                                                                           -------

Pension Funding, RB, 1.62%,
02/15/29, FSA (f)                                                           43,340
                                                                         ---------
NEW YORK (1.1%)

Housing Development Corp., 1.58%,                      28,100               28,100
06/01/33, LOC: Bayerische Landesbank                                     ---------
(f)

VIRGINIA (1.0%)

Newport News Economic Development                      22,655               22,655
Authority, RB, Ser B, 1.60%,
07/01/31, LOC: First Union National Bank (f)

Newport News Economic Development                       4,520                4,520
Authority, RB, Ser A, 1.65%,                                             ---------
07/01/31, LOC: First Union National Bank (f)

                                                                            27,175
                                                                         ---------
TOTAL MUNICIPAL BONDS (COST $368,995)                                      368,995
                                                                         ---------

U.S. GOVERNMENT AGENCIES (39.3%)
FANNIE MAE (18.6%)

1.334%, 09/01/04 (a)                                   50,000               50,000
1.119%, 10/04/04 (a)                                   30,000               29,969
1.407%, 10/15/04 (a)                                   20,000               19,966
1.409%, 11/03/04 (a)                                   40,000               39,902
1.338%, 11/12/04 (a)                                   30,000               29,921
1.532%, 12/01/04 (a)                                   20,000               19,923
1.30%, 12/10/04 (a)                                    30,000               29,893
1.334%, 02/04/05 (a)                                   50,000               49,723
1.375%, 02/11/05                                       55,000               55,000
1.36%, 02/15/05                                        40,000               40,000
1.57%, 02/23/05 (f)                                   100,000              100,000
2.178%, 07/22/05 (a)                                   20,000               19,621
                                                                         ---------
                                                                           483,918
                                                                         ---------
FEDERAL FARM CREDIT BANK (2.7%)

1.585%, 02/24/05 (f)                                   50,000               50,000
1.526%, 06/30/05 (f)                                   20,000               20,000
                                                                         ---------
                                                                            70,000
                                                                         ---------
FEDERAL HOME LOAN BANK (6.0%)

1.707%, 09/29/04 (f)                                   50,000               50,000
1.661%, 10/06/04 (f)                                   50,000               50,000
1.36%, 03/09/05                                        30,000               30,000
1.20%, 04/01/05                                        25,000               24,996
                                                                         ---------
                                                                           154,996
                                                                         ---------
FREDDIE MAC (12.0%)

1.62%, 11/09/04 (a)                                    20,000               19,938
1.455%, 11/16/04 (a)                                   25,000               24,924
1.471%, 11/23/04 (a)                                   25,000               24,916
1.078%, 12/06/04 (a)                                   25,000               24,929
1.745%, 12/07/04 (a)                                   50,000               49,766
1.731%, 12/27/04 (a)                                   30,000               29,832
1.663%, 12/28/04 (a)                                   40,000               39,784
1.875%, 01/15/05                                       20,000               20,015
1.815%, 01/18/05 (a)                                   30,000               29,792
2.046%, 06/28/05 (a)                                   50,000               49,163
                                                                         ---------
                                                                           313,059
                                                                         ---------
TOTAL U.S. GOVERNMENT AGENCIES (COST $1,201,972)                         1,021,973
                                                                         ---------

REPURCHASE AGREEMENTS (8.8%)

Lehman Brothers, 1.495%, dated                         60,377               60,377

08/31/04, to be repurchased in 09/01/04,
repurchase price $60,379,515
(collateralized by US Government
obligations; total market value
$61,588,238) (a)

Merrill Lynch, 1.515%, dated 08/31/04,                 31,902               31,902
to be repurchased in 09/01/04, repurchase
price $31,903,064 (collateralized by
US Government obligations; total market
value $32,540,228) (a)

ABN AMRO Holding N V, 1.535%, dated 08/31/04,          25,604               25,604
to be repurchased on 09/01/04, repurchase
price $25,605,017 (collateralized by US
Government obligations; total market
value $26,116,881) (a)

BNP Paribas, 1.535%, dated 08/31/04, to be             42,168               42,167
repurchased on 09/01/04, repurchase price
$42,169,625 (collateralized by US
Government obligations; total market
value $43,011,205) (a)

Bear Stearns Co., Inc., (The), 1.505%,                  9,610                9,610
dated 08/31/04, to be repurchased on
09/01/04, repurchase price $9,609,927
(collateralized by US Government obligations;
total market value $9,802,475) (a)

UBS Warburg, 1.535%, dated 08/31/04,                   58,160               58,160
to be repurchased on 09/01/04, repurchase                               ----------
price $58,162,924 (collateralized by
US Government obligations; total market
value $59,324,651) (a)

TOTAL REPURCHASE AGREEMENTS (COST $227,820)                                227,820
                                                                        ----------

TOTAL INVESTMENTS (COST $2,600,704) (c) - 100.0%                         2,600,704
LIABILITIES IN EXCESS OF OTHER ASSETS - 0.0%                                  (107)
                                                                        ----------
NET ASSETS - 100.0%                                                     $2,600,597
                                                                        ==========

------------
SEE NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS.

STI CLASSIC FUNDS
CLASSIC INSTITUTIONAL U.S. GOVERNMENT SECURITIES MONEY MARKET FUND Schedule of Portfolio Investments
August 31, 2004
(Unaudited)
(Amounts in thousands)

                                                     PRINCIPAL
                                                      AMOUNT               VALUE
                                                     ---------            -------
U.S. GOVERNMENT AGENCIES (89.1%)
FANNIE MAE (38.5%)

1.27%, 09/01/04  (a)                                  $25,000             $ 25,000
1.44%, 09/08/04  (a)                                   20,000               19,994
1.20%, 09/17/04  (a)                                   10,000                9,995
1.12%, 10/04/04  (a)                                   15,000               14,985
1.17%, 10/13/04  (a)                                   30,000               29,953
1.34%, 11/12/04  (a)                                   20,000               19,947
1.74%, 12/08/04  (a)                                   15,000               14,929
1.32%, 12/10/04  (a)                                   15,000               14,946
1.08%, 12/16/04  (a)                                   10,000                9,968
1.21%, 01/07/05  (a)                                   15,000               14,936
1.71%, 01/12/05  (a)                                   15,000               14,906
1.72%, 01/19/05  (a)                                   15,000               14,900
1.36%, 02/15/05                                        10,000               10,000
1.57%, 02/23/05  (f)                                   50,000               50,001
1.41%, 03/04/05  (a)                                   15,000               14,893
1.57%, 04/01/05  (a)                                   10,000                9,909
1.56%, 05/03/05  (f)                                   25,000               24,997
2.07%, 06/24/05  (a)                                   10,000                9,835
2.18%, 07/22/05  (a)                                   15,000               14,715
                                                                          --------
                                                                           338,809
                                                                          --------
FEDERAL FARM CREDIT BANK (15.9%)

1.70%, 01/27/05  (f)                                   25,000               24,999
1.54%, 01/28/05  (f)                                   30,000               30,001
1.59%, 02/24/05  (f)                                   30,000               30,000
1.50%, 05/16/05  (f)                                   25,000               24,996
1.53%, 06/30/05  (f)                                   30,000               30,000
                                                                          --------
                                                                           139,996
                                                                          --------
FEDERAL HOME LOAN BANK (18.9%)

1.71%, 09/29/04  (f)                                   25,000               25,000
1.66%, 10/06/04  (f)                                   25,000               25,000
1.46%, 10/12/04  (f)                                   21,400               21,400
1.71%, 12/15/04  (f)                                   25,000               25,000
1.70%, 12/17/04  (f)                                   50,000               49,998
1.20%, 04/01/05                                        10,000                9,998
1.40%, 04/01/05                                        10,000               10,000
                                                                          --------
                                                                           166,396
                                                                          --------
FREDDIE MAC (13.0%)

1.41%, 10/15/04  (a)                                   15,000               14,974
1.62%, 11/09/04  (a)                                   15,000               14,954
1.52%, 11/16/04  (a)                                   10,000                9,968
1.47%, 11/23/04  (a)                                   10,000                9,966
1.63%, 12/06/04  (a)                                   10,000                9,957
1.52%, 12/24/04                                        15,000               15,000
1.71%, 12/31/04  (a)                                   25,000               24,857
2.02%, 06/27/05  (a)                                   15,000               14,753
                                                                          --------
                                                                           114,429
                                                                          --------
STUDENT LOAN MARKETING ASSOCIATION (2.8%)

1.68%, 10/21/04  (f)                                   25,000               25,000
                                                                          --------
TOTAL U.S. GOVERNMENT AGENCIES (COST $784,630)                             784,630
                                                                          --------

REPURCHASE AGREEMENTS (10.9%)

Lehman Brothers

  1.54%, dated                                         29,926               29,926
  08/31/04, to be repurchased in 09/01/04,
  repurchase price $29,927,035
  (collateralized by FNMA obligations; total
   market value $30,528,466)

Merrill Lynch

  1.56%, dated 08/31/04,                               30,626               30,626
  to be repurchased in 09/01/04, repurchase
  price $30,627,119 (collateralized by
  FNMA obligations; total market value
  $31,240,290)

UBS Warburg

  1.58%, dated 08/31/04,                               35,684               35,683
  to be repurchased in 09/01/04, repurchase                               --------
  price $35,685.341 (collateralized by
  FHLMC obligations; total market value
  $36,399,950)

TOTAL REPURCHASE AGREEMENTS (COST $96,235)                                  96,235
                                                                          --------

TOTAL INVESTMENTS (COST $880,865) (c) - 100.0%                             880,865
LIABILITIES IN EXCESS OF OTHER ASSETS - 0.0%                                  (249)
                                                                          --------
NET ASSETS - 100.0%                                                       $880,616
                                                                          ========

------------
SEE NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS

STI CLASSIC FUNDS
CLASSIC INSTITUTIONAL U.S. TREASURY SECURITIES MONEY MARKET FUND
Schedule of Portfolio Investments
August 31, 2004
(Unaudited)
(Amounts in thousands, except shares)

                                                    PRINCIPAL
                                                      AMOUNT               VALUE
                                                    ---------             --------
U.S. TREASURY OBLIGATIONS (44.1%)
U.S. TREASURY BILLS (38.9%)

1.49%, 09/15/04, (a)                                 $450,000             $449,742
1.39%, 09/23/04, (a)                                  240,000              239,794
                                                                          --------
                                                                           689,536
                                                                          --------
U.S. TREASURY NOTES (5.2%)

6.75%, 05/15/05                                        90,000               93,073
                                                                          --------
TOTAL U.S. TREASURY OBLIGATIONS (COST $782,609)                            782,609
                                                                          --------

REPURCHASE AGREEMENTS (81.3%)

ABN Amro

  1.495%, dated 08/31/04, to                           85,905               85,905
  be repurchased on 09/01/04, repurchase
  price $85,908,604 (collateralized by U.S.
  Treasury obligations; total market value
  $87,623,137)

Bear Stearns

  1.455%, dated 08/31/04, to                           35,381               35,381
  be repurchased on 09/01/04, repurchase
  price $35,381,930 (collateralized by U.S.
  Treasury obligations; total market value
  $36,091,918)

BNP Paribas

  1.495%, dated 08/31/04, to                           83,047               83,047
  be repurchased on 09/01/04, repurchase
  price $83,050,108 (collateralized by U.S.
  Treasury obligations; total market value
  $84,708,007)

Deutsche

  1.495%, dated 08/31/04, to be                       379,291              379,291
  repurchased on 09/01/04, repurchase price
  $379,306,716 (collateralized by U.S.
  Treasury obligations; total market value
  $386,877,522)

Dresdner

  1.495%, dated 08/31/04, to be                        59,153               59,153
  repurchased on 09/01/04, repurchase price
  $59,155,370 (collateralized by U.S.
  Treasury obligations; total market value
  $60,338,967)

Greenwich Capital

  1.495%, dated                                        86,545               86,545
  08/31/04, to be repurchased on 09/01/04,
  repurchase price $86,549,041
  (collateralized by U.S. Treasury
  obligations; total market value
  $88,276,610)

J.P. Morgan-Chase

  1.485%, dated                                        59,787               59,787
  08/31/04, to be repurchased on 09/01/04,
  repurchase price $59,789,347
  (collateralized by U.S. Treasury
  obligations; total market value
  $60,984,731)

Lehman Brothers

  1.465%, dated                                        83,455               83,455
  08/31/04, to be repurchased on 09/01/04,
  repurchase price $83,458,755
  (collateralized by U.S. Treasury
  obligations; total market value
  $85,125,033)

Merrill Lynch

  1.485%, dated 08/31/04,                              22,163               22,163
  to be repurchased on 09/01/04, repurchase
  price $22,163,748 (collateralized by U.S.
  Treasury obligations; total market value
  $22,607,966)

Morgan Stanley

  1.495%, dated 08/31/04,                              82,257               82,257
  to be repurchased on 09/01/04, repurchase
  price $82,260,626 (collateralized by U.S.
  Treasury obligations; total market value
  $83,902,377)

Salomon Smith Barney

  1.455%, dated                                        88,747               88,747
  08/31/04, to be repurchased on 09/01/04,
  repurchase price $88,750,974
  (collateralized by U.S. Treasury
  obligations; total market value
  $90,560,339)

UBS Warburg

  1.505%, dated 08/31/04,                             376,915              376,915
  to be repurchased on 09/01/04, repurchase                             ----------
  price $376,930,477 (collateralized by U.S.
  Treasury obligations; total market value
  $384,453,179)

TOTAL REPURCHASE AGREEMENTS (COST $1,442,646)                            1,442,646
                                                                        ----------

TOTAL INVESTMENTS (COST $2,225,255) (c) - 125.4%                         2,225,255
LIABILITIES IN EXCESS OF OTHER ASSETS - (25.4)%                           (450,089)
                                                                        ----------
NET ASSETS - 100.0%                                                     $1,775,166
                                                                        ==========

------------
SEE NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS.

STI CLASSIC FUNDS
NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS
AUGUST 31, 2004
--------------------------------------------------------------------------------

*     Non-income producing security.

(a)   Rate represents the effective yield at purchase.

(b)   Represents cost for federal income tax purposes.

(c) Cost and gross unrealized appreciation/(depreciation) on a tax basis are as follows (amounts in thousands):

                                                                                                                      NET UNREALIZED
                                                                                         UNREALIZED     UNREALIZED     APPRECIATION/
      FUND                                                                    COST      APPRECIATION   DEPRECIATION   (DEPRECIATION)
      ------------------------------------------------------------------------------------------------------------------------------
      Aggressive Growth Stock Fund                                         $  37,370      $ 1,534       $ (3,590)        $(2,056)
      Balanced Fund                                                          299,322       17,079         (5,438)         11,641
      Capital Appreciation Fund                                            1,622,408      145,234        (68,967)         76,267
      Emerging Growth Stock Fund                                              16,740          690         (1,866)         (1,176)
      Growth and Income Fund                                                 777,969      169,035        (19,882)        149,153
      Information and Technology Fund                                         14,319        1,041           (535)            506
      International Equity Fund                                              343,780       51,489        (10,868)         40,621
      International Equity Index Fund                                        372,728       78,714        (39,411)         39,303
      Life Vision Aggressive Growth Fund                                      42,532        2,390           (976)          1,414
      Life Vision Conservative Fund                                            5,543          169            (37)            132
      Life Vision Growth and Income Fund                                      92,365        5,909         (1,331)          4,578
      Life Vision Moderate Growth Fund                                       134,654        6,518         (1,576)          4,942
      Mid-Cap Equity Fund                                                    188,648       24,733         (6,597)         18,136
      Mid-Cap Value Equity Fund                                              204,761       10,944         (5,541)          5,403
      Small Cap Growth Stock Fund                                            901,605      153,147        (59,940)         93,207
      Small Cap Value Equity Fund                                            606,515      187,377        (25,257)        162,120
      Strategic Quantitative Equity Fund                                      71,424        4,550         (4,098)            452
      Tax Sensitive Growth Stock Fund                                        157,510       45,398         (3,585)         41,813
      Value Income Stock Fund                                                786,185       98,360        (18,422)         79,938
      Florida Tax-Exempt Bond Fund                                           182,337        5,546           (380)          5,166
      Georgia Tax-Exempt Bond Fund                                           112,297        4,790           (170)          4,620
      High Income Fund                                                       112,281        4,730           (729)          4,001
      Investment Grade Bond Fund                                            600,179         7,446            (70)          7,376
      Investment Grade Tax-Exempt Bond Fund                                  259,220        7,970            (94)          7,876
      Limited-Term Federal Mortgage Securities Fund                          510,846        3,496         (1,698)          1,798
      Maryland Municipal Bond Fund                                            44,349        1,851            (51)          1,800
      Short-Term Bond Fund                                                   298,777        2,240           (987)          1,253
      Short-Term U.S. Treasury Securities Fund                               151,463          135           (131)              4
      Strategic Income Fund                                                  206,624        4,127           (859)          3,268
      U.S. Government Securities Fund                                        329,658        3,424           (972)          2,452
      Virginia Intermediate Municipal Bond Fund                              185,875        6,641           (118)          6,523
      Virginia Municipal Bond Fund                                            51,867        2,461            (36)          2,425
      Classic Institutional High Quality Bond Fund                           155,029        1,170            (17)          1,153
      Classic Institutional Short-Term Bond Fund                              33,162          117           (141)            (24)
      Classic Institutional Super Short Income Plus Fund                     244,037          242           (516)           (274)
      Classic Institutional Total Return Bond Fund                            43,054          413            (96)            317
      Classic Institutional U.S. Government Securities Super Short Income
      Plus Fund                                                              119,210           80           (267)           (187)

(d)   Affiliate Investment.
(e)   Dollar amount indicated represents expected per share annual dividend.
(f) Variable rate security. Rate presented represents rate in effect at August 31, 2004. Maturity date represents actual maturity date.
(g) Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund's advisor has deemed this security to be liquid based upon procedures approved by the Board of Trustees.
(h) This security or a partial position of the security was on loan at August 31,2004. The total value of securities on loan at August 31,2004 was $553,270, $1,722,513, $308,664, $22,513,603, $21,498,383, $7,573,831,
      $35,654,082, $67,003,294, $178,272,955, $6,254,623, and $7,387,940 for
      Capital Appreciation, High Income, Information & Technology, International Equity, International Equity Index, Mid Cap Equity, Mid Cap Value Equity, Small Cap Value Equity, Small Cap Growth, Strategic Income, and Value Income Funds, respectively.
(m) This security was purchased with cash collateral held from securities lending.

The following abbreviations are used in these Schedules of Portfolio
Investments:
ADR - American Depository Receipt
ACA - Security insured by American Capital Access
AMT - Alternative Minimum Tax Paper
AMBAC - Security insured by the American Municipal Bond Assurance Corporation COP - Certificate of Participation
ETM - Escrowed to Maturity
FGIC - Security insured by the Financial Guaranty Insurance Company.
FHA - Federal Housing Administration
FSA - Security insured by Financial Security Assurance.
GDR - Global Depository Receipts
GNMA - Government National Mortgage Association
GO - General Obligation
HUD - Department of Housing and Urban Development
MBIA - Security insured by the Municipal Bond Insurance Association.

STI CLASSIC FUNDS
NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS
AUGUST 31, 2004
MTN - Medium Term Note
RB - Revenue Bond
REIT - Real Estate Investment Trust
REMIC - Real Estate Mortgage Investment Conduit
RN - Revenue Notes
SPDR - Standard & Poor's Depository Receipt
Ser - Series
TBA - To be announced
UTGO - Unlimited Tax General Obligation

STI CLASSIC FUNDS
NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS
AUGUST 31, 2004
The investment concentrations for the Equity Funds as a percentage of net assets, by industry, as of August 31, 2004, were as follows:


                             Aggressive                                                     Information
                              Growth                Capital        Emerging     Growth and       and       International
                             Stock       Balanced  Appreciation   Growth Stock  Income       Technology      Equity
                             -----       --------  ------------   ------------  ------       ----------      ------
Cash & Equivalents             3.2%        5.7%        6.0%           4.0%         1.1%         0.0%          1.0%
Consumer Discretionary        18.1%        9.9%       15.1%          16.7%        10.7%         6.9%         14.2%
Consumer Staples               9.9%        5.5%        8.6%           4.5%         9.7%         0.0%          5.1%
Energy                         0.0%        3.8%        4.8%           0.0%         8.3%        13.0%          7.9%
Financials                    12.2%       16.7%       19.5%          10.4%        24.4%         0.0%         23.3%
Health Care                   24.0%        7.1%       12.9%          28.3%         8.7%        11.0%          7.2%
Industrials                    0.0%        9.6%       15.9%           9.9%        14.6%         1.4%          8.7%
Information Technology        32.4%        8.3%       16.4%          25.3%        11.0%        63.4%          5.6%
Materials                      0.0%        1.2%        0.8%           0.0%         3.3%         0.0%          6.4%
Other Foreign Securities       0.0%        0.0%        0.0%           0.0%         0.0%         0.0%          0.1%
Telecommunication Services     1.6%        1.1%        0.0%           4.4%         4.1%         6.6%          7.3%
Utilities                      0.0%        2.8%        0.0%           0.0%         4.3%         0.0%          4.5%
Warrents                       0.0%        0.0%        0.0%           0.0%         0.0%         0.0%          0.0%

                                                           Mid-Cap   Small Cap    Small Cap    Strategic                    Value
                              International    Mid-Cap     Value      Growth      Value       Quantitative  Tax Sensitive   Income
                              Equity Index     Equity      Equity    Stock        Equity        Equity      Growth Stock    Stock
                              ------------     ------      ------    -----        ------        ------      ------------    -----
Cash & Equivalents               7.5%            6.5%       24.4%      22.5%        0.0%           0.0%            1.2%       4.4%
Consumer Discretionary          12.9%           15.9%       13.8%      18.7%       21.7%          13.1%           12.6%      11.4%
Consumer Staples                 6.2%            3.4%        5.9%       2.7%        4.1%           3.7%           13.7%       9.4%
Energy                           7.4%            6.0%        6.6%       5.9%        3.0%          15.0%            7.5%       6.4%
Financials                      25.4%           21.6%       27.7%       8.0%       16.5%          12.3%           13.3%      25.0%
Health Care                      6.0%           11.4%        4.6%      13.2%        9.4%           8.9%           18.2%       6.9%
Industrials                     10.3%           15.8%       13.6%      20.6%       17.0%          22.5%           12.7%      14.2%
Information Technology           6.5%           11.7%        9.5%      24.2%       18.5%          19.9%           19.5%       5.6%
Materials                        6.8%            3.9%        9.5%       6.0%        9.9%           3.4%            1.4%       9.9%
Other Foreign Securities         1.3%            0.0%        0.0%       0.0%        0.0%           0.0%            0.0%       0.0%
Telecommunication Services       8.5%            0.8%        1.3%       0.3%        0.0%           0.6%            0.0%       5.4%
Utilities                        6.4%            6.7%        5.4%       0.0%        0.0%           0.0%            0.0%       2.1%
Warrents                         0.0%            0.0%        0.0%       0.1%        0.0%           0.0%            0.0%       0.0%

                                                           Mid-Cap   Small Cap    Small Cap    Strategic                    Value
                              International    Mid-Cap     Value      Growth      Value       Quantitative  Tax Sensitive   Income
                              Equity Index     Equity      Equity    Stock        Equity        Equity      Growth Stock    Stock
                                 7.5%            6.5%       24.4%      22.5%        0.0%           0.0%            1.2%       4.4%
                                12.9%           15.9%       13.8%      18.7%       21.7%          13.1%           12.6%      11.4%
                                 6.2%            3.4%        5.9%       2.7%        4.1%           3.7%           13.7%       9.4%
                                 7.4%            6.0%        6.6%       5.9%        3.0%          15.0%            7.5%       6.4%
                                25.4%           21.6%       27.7%       8.0%       16.5%          12.3%           13.3%      25.0%
                                 6.0%           11.4%        4.6%      13.2%        9.4%           8.9%           18.2%       6.9%
                                10.3%           15.8%       13.6%      20.6%       17.0%          22.5%           12.7%      14.2%
                                 6.5%           11.7%        9.5%      24.2%       18.5%          19.9%           19.5%       5.6%
                                 6.8%            3.9%        9.5%       6.0%        9.9%           3.4%            1.4%       9.9%
                                 1.3%            0.0%        0.0%       0.0%        0.0%           0.0%            0.0%       0.0%
                                 8.5%            0.8%        1.3%       0.3%        0.0%           0.6%            0.0%       5.4%
                                 6.4%            6.7%        5.4%       0.0%        0.0%           0.0%            0.0%       2.1%
                                 0.0%            0.0%        0.0%       0.1%        0.0%           0.0%            0.0%       0.0%

The investment concentrations for the Taxable Bond Funds as a percentage of net assets, by industry, as of August 31, 2004, were as follows:

                                                               Institutional
                                                                   U.S                                                 Limited-
                                                               Government                  Institutional                Term
                                                       U.S.    Securities                       High                   Federal
                                                   Government  Super Short                    Quality     Investment   Mortgage
                                         Balanced  Securities  Income Plus    High Income       Bond      Grade Bond  Securities
                                         --------  ----------  -----------    -----------       ----      ----------  ----------
Advertising                                                                      0.5%
Aerospace/Defense                                                                0.8%
Agency Collateral PAC CMO
Agriculture                                                                      0.5%
Auto Manufacturers                                                               1.1%                        2.7%
Auto Parts & Equipment                                                           0.8%
Automobile ABS                                                                                    0.4%
Banks                                                                                             2.0%       2.3%
Beverages                                                                                                    0.4%
Building Materials                                                               0.7%                        0.4%
Cable Television
Cash Equivalents                                       6.0%        13.8%         6.9%          3.2%          5.0%        3.8%
Chemicals                                                                        8.4%
Closed-end Funds
Coal
Commercial MBS
Commercial Services                                                              1.2%                        0.4%
Computers                                                                                                    0.1%
Cosmetics/Personal Care                                                                                      0.2%
Country Funds-Closed-end
Credit Card ABS                                        0.3%
Development
Diversified Financial Services                                      7.6%         2.0%          7.5%          8.1%
Education
Electric                                                                         5.7%          0.8%          4.7%
Electronics
Entertainment                                                                    0.9%
Environment Control                                                              2.1%                        0.4%
FGLMC Collateral
FNMA Collateral
Food                                                                             5.1%
Forest Products & paper                                                          2.9%                        0.5%
Gas                                                                                                          0.3%
GNMA Collateral
GNMA2 Collateral
Healthcare-Products                                                              0.4%                        0.4%
Healthcare-Services                                                              5.5%                        1.2%
Home Builder                                                                     2.9%                        0.5%
Home Equity ABS                                        0.6%
Home Furnishings
Household Products/Wares                                                                                     0.4%
Insurance                                                                        2.1%          0.9%          1.8%
Investment Companies                                                                           0.3%          0.4%
Leisure Time                                                                                                 0.4%
Lodging                                                                          4.3%                        0.1%
Machinery Diversified                                                            1.9%
Media                                                                            9.2%                        2.7%
Metal fabricate/Hardware                                                         1.3%
Mining                                                                                         0.1%          1.4%
Miscellaneous Manufacturing                                                      0.7%          1.6%          2.4%
Office / Business Equipment                                                      2.1%
Office Furnishings
Oil & Gas                                      0.0%    0.0%         0.0%         0.7%          0.8%          2.6%        0.0%
Other ABS                                      0.0%    0.0%         0.0%         0.0%          0.0%          0.0%        0.0%
Packageing & Containers                        0.0%    0.0%         0.0%         4.2%          0.0%          0.3%        0.0%
Pharmaceuticals                                0.0%    0.0%         0.0%         0.0%          0.0%          0.0%        0.0%
Pipelines                                      0.0%    0.0%         0.0%         3.6%          0.0%          1.2%        0.0%
Regional(state/provnc)                         0.0%    0.0%         0.0%         0.0%          0.0%          0.0%        0.0%
Real Estate                                    0.0%    0.0%         0.0%         0.2%          0.0%          0.2%        0.0%
REITS                                          0.0%    0.0%         0.0%         2.1%          0.0%          0.2%        0.0%
Retail                                         0.0%    0.0%         0.0%         6.2%          0.5%          0.0%        0.0%
Savings & Loans                                0.0%    0.0%         0.0%         0.0%          0.2%          0.3%        0.0%
Software                                       0.0%    0.0%         0.0%         0.4%          0.0%          0.0%        0.0%
Sovereign                                     24.6%   95.0%        78.5%         0.0%          73.5%        54.6%       97.5%
Telecommunications                             0.0%    0.0%         0.0%        11.1%          1.1%          2.3%        0.0%
Transportation                                 0.0%    0.0%         0.0%         0.0%          0.0%          0.6%        0.0%
U.S. Treasury Inflation Protected Bond         3.3%    0.0%         0.0%         0.0%          6.8%          0.0%        0.0%


                                                                                                               Short-Term
                                         Institutional                Institutional             Institutional     U.S.
                                          Super Short    Short-Term    Short-Term    Strategic  Total Return    Treasury
                                          Income Plus       Bond          Bond        Income       Bond        Securities
Advertising
Aerospace/Defense                                 0.4%                                 0.5%
Agency Collateral PAC CMO
Agriculture                                                                            0.3%
Auto Manufacturers                                0.4%      0.8%          0.8%         0.6%         1.6%
Auto Parts & Equipment                                                                 1.0%
Automobile ABS                                    8.2%      7.2%          8.4%
Banks                                             4.0%      3.1%          3.2%                      1.5%
Beverages                                                   1.5%          1.9%                      0.2%
Building Materials                                0.2%      0.6%          0.5%         0.4%         0.7%
Cable Television                                  0.6%
Cash Equivalents                                   .6%      2.1%          3.4%                      1.9%         2.6%
Chemicals                                                                              3.8%         1.0%
Closed-end Funds
Coal                                                                                   0.5%
Commercial MBS
Commercial Services                                                                    1.2%        0.2%
Computers                                                                                          0.1%
Cosmetics/Personal Care                                                                            0.1%
Country Funds-Closed-end
Credit Card ABS                                    5.1%      4.9%        4.3%
Development
Diversified Financial Services                    29.2%     16.9%        16.2%          1.7%       4.9%
Education
Electric                                           1.9%      1.4%        1.6%           3.7%       4.3%
Electronics                                                                             0.5%
Entertainment                                                                           0.5%       0.1%
Environment Control                                                                     1.2%       0.3%
FGLMC Collateral
FNMA Collateral
Food                                               2.2%      1.1%        0.8%           1.7%
Forest Products & paper                            0.2%      0.7%        0.7%           1.7%       2.2%
Gas                                                                                                0.2%
GNMA Collateral
GNMA2 Collateral
Healthcare-Products                                                                     0.2%       0.2%
Healthcare-Services                                                                     2.3%       1.5%
Home Builder                                                                            1.6%       0.3%
Home Equity ABS                                    0.9%
Home Furnishings
Household Products/Wares                                                                           0.2%
Insurance                                          2.4%      1.9%        1.5%           1.3%       1.9%
Investment Companies                               0.8%      1.1%        1.0%                      0.2%
Leisure Time                                                                            0.6%       0.2%
Lodging                                                                                 2.0%       1.0%
Machinery Diversified                                                                   0.8%
Media                                              1.7%      2.9%        2.7%           5.5%       3.5%
Metal fabricate/Hardware                                                                0.5%
Mining                                             0.4%                                 0.2%       0.9%
Miscellaneous Manufacturing                                                             0.2%       1.5%
Office / Business Equipment                                                             1.3%       0.7%
Office Furnishings
Oil & Gas                                          0.3%      1.0%        1.0%           1.8%        1.5%         0.0%
Other ABS                                          4.2%      0.0%        0.0%           0.0%        0.0%         0.0%
Packageing & Containers                            0.0%      0.0%        0.0%           2.2%        0.7%         0.0%
Pharmaceuticals                                    0.0%      0.0%        0.0%           0.0%        0.0%         0.0%
Pipelines                                          0.0%      0.0%        0.0%           2.0%        0.8%         0.0%
Regional(state/provnc)                             0.0%      2.1%        0.7%           0.0%        0.0%         0.0%
Real Estate                                        0.0%      0.0%        0.0%           0.0%        0.1%         0.0%
REITS                                              0.0%      0.5%        0.5%           2.7%        1.2%         0.0%
Retail                                             0.8%      0.0%        0.0%           3.1%        1.8%         0.0%
Savings & Loans                                    0.0%      0.0%        0.0%           0.0%        0.3%         0.0%
Software                                           0.0%      0.0%        0.0%           0.1%        0.0%         0.0%
Sovereign                                        26.5%     44.1%        44.9%          42.8%      56.2%         96.8%
Telecommunications                                 2.7%      4.8%        4.7%           7.2%        5.5%         0.0%
Transportation                                     0.2%      0.0%        0.0%           0.5%        0.4%         0.0%
U.S. Treasury Inflation Protected Bond             0.0%      0.0%        0.0%           0.0%        0.0%         0.0%

The investment concentrations for the Tax Exempt Bond Funds as a percentage of net assets, by industry, as of August 31, 2004, were as follows:

                              Florida                 Investment                  Virginia
                               Tax-       Georgia     Grade Tax-    Maryland    Intermediate   Virginia
                              Exempt        Tax-        Exempt      Municipal    Municipal    Municipal
                               Bond        Exempt        Bond         Bond           Bond        Bond
                               ----        ------        ----         ----           ----        ----
Airport                         4.2%         4.8%                                    0.9%         3.9%
Cash Equivalents                5.8%         3.8%         4.6%        2.3%           0.3%         3.4%
Development                     5.1%        11.7%         2.7%        7.2%          13.2%        14.3%
Education                      13.2%         3.2%         2.6%        2.4%           0.0%         0.0%
Facilities                      3.4%        12.2%         1.8%        0.6%           5.2%        11.2%
General                        22.2%         2.6%        16.7%        5.8%           0.9%         9.8%
General Obligation              6.9%         2.7%        19.5%       36.9%          26.5%        18.0%
Higher Education                0.0%         7.5%         8.3%        4.1%           7.0%         5.0%
Housing                         0.3%         0.0%         0.0%        0.0%           2.4%         0.0%
Medical                         8.1%        14.5%         0.0%       20.2%          23.5%        14.2%
Multifamily Housing             0.0%         0.0%         0.0%        5.5%           3.7%         1.0%
Pollution                       0.2%         2.6%         6.0%        2.7%           0.0%         0.0%
Power                           0.6%         4.2%         0.0%        0.0%           0.0%         0.0%
School District                11.7%         5.9%        14.8%        0.0%           2.8%         4.5%
Single Family Housing           0.0%         0.0%         0.0%        9.2%           0.0%         0.0%
Student Loan                    0.0%         0.0%         0.0%        0.0%           1.0%         0.0%
Transportation                 11.5%         8.7%        18.6%        2.3%           3.8%         5.0%
Utilities                       8.4%        15.7%         1.7%        0.0%           4.4%         9.0%
Water                           0.0%         3.3%         5.2%        0.0%          4.4%         0.0%

The investment concentrations for the Taxable Money Market Funds as a percentage of net assets, by industry, as of August 31, 2004, were as follows:

                                                                      Institutional                                Institutional
                                      Institutional       U.S.            U.S.                                          U.S.
                                          Cash         Government      Government      Prime            U.S.          Treasury
                                       Management      Securities      Securities     Quality        Treasury        Securities
                                          Money          Money           Money         Money           Money           Money
                                         Market          Market          Market       Market           Market          Market
                                         ------          ------          ------       ------           ------          ------
Aerospace/Defense                          0.0%           0.0%           0.0%            0.1%            0.0%            0.0%
Auto Manufacturers                         0.0%           0.0%           0.0%            2.0%            0.0%            0.0%
Banks                                      5.4%           0.0%           0.0%           33.3%            0.0%            0.0%
Cash Equivalents                           5.8%          24.1%          10.9%            1.9%           82.7%           81.3%
Chemicals                                  0.0%           0.0%           0.0%            0.1%            0.0%            0.0%
Development                                2.9%           0.0%           0.0%            0.0%            0.0%            0.0%
Diversified Financial Services            17.1%           0.0%           0.0%           46.5%            0.0%            0.0%
Education                                  3.0%           0.0%           0.0%            0.0%            0.0%            0.0%
Electric                                   0.6%           0.0%           0.0%            2.1%            0.0%            0.0%
Financials                                11.9%           0.0%           0.0%            0.0%            0.0%            0.0%
General Obligations                        2.3%           0.0%           0.0%            0.0%            0.0%            0.0%
Housing                                    2.8%           0.0%           0.0%            0.0%            0.0%            0.0%
Information Technology                     0.0%           0.0%           0.0%            0.1%            0.0%            0.0%
Insurance                                  0.0%           0.0%           0.0%            0.7%            0.0%            0.0%
Investment Companies                       2.7%           0.0%           0.0%            0.0%            0.0%            0.0%
Media                                      0.0%           0.0%           0.0%            0.1%            0.0%            0.0%
Multiple Family Housing                    1.2%           0.0%           0.0%            0.0%            0.0%            0.0%
Pharmaceuticals                            0.0%           0.0%           0.0%            6.0%            0.0%            0.0%
Retail                                     0.0%           0.0%           0.0%            0.1%            0.0%            0.0%
Single Family Housing                      3.5%           0.0%           0.0%            0.0%            0.0%            0.0%
Sovereign                                 40.8%          75.9%          89.1%            0.0%           40.7%           44.1%
Telecommunications                         0.0%           0.0%           0.0%            6.9%            0.0%            0.0%

The investment concentrations for the Tax Exempt Money Market Funds as a percentage of net assets, by industry, as of August 31, 2004, were as follows:

                              Tax-Exempt            Virginia
                                 Money              Tax-Free
                                 Market           Money Market
                                 ------           ------------
Airport                            2.9%                 0.0%
Cash Equivalents                   0.9%                 1.2%
Development                       16.2%                24.7%
Education                          2.6%                 4.2%
Facilities                         4.4%                 5.7%
General                           10.0%                 0.0%
General Obligation                11.6%                11.9%
Higher Education                   3.9%                 6.4%
Housing                            6.1%                11.3%
Medical                           13.3%                22.0%
Multifamily Housing               10.9%                 0.0%
Pollution                          1.2%                 1.4%
Power                              4.0%                 1.5%
School District                    0.2%                 5.3%
Single Family Housing              0.4%                 0.0%
Student Loan                       0.3%                 0.0%
Transportation                     4.8%                 0.9%
Utilities                          2.8%                 0.0%
Water                              4.6%                 3.4%

ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).


      THE REGISTRANT'S PRINCIPAL EXECUTIVE OFFICER AND PRINCIPAL FINANCIAL OFFICER HAVE CONCLUDED, BASED ON THEIR EVALUATION OF THE REGISTRANT'S DISCLOSURE CONTROLS AND PROCEDURES AS CONDUCTED WITHIN 90 DAYS OF THE FILING DATE OF THIS REPORT, THAT THESE DISCLOSURE CONTROLS AND PROCEDURES ARE ADEQUATELY DESIGNED AND ARE OPERATING EFFECTIVELY TO ENSURE THAT INFORMATION REQUIRED TO BE DISCLOSED BY THE REGISTRANT ON FORM N-Q IS (i) ACCUMULATED AND COMMUNICATED TO THE INVESTMENT COMPANY'S MANAGEMENT, INCLUDING ITS CERTIFYING OFFICERS, TO ALLOW TIMELY DECISIONS REGARDING REQUIRED DISCLOSURE; AND (II) RECORDED, PROCESSED, SUMMARIZED AND REPORTED WITHIN THE TIME PERIODS SPECIFIED IN THE SECURITIES AND EXCHANGE COMMISSION'S RULES AND FORMS.

(b) Disclose any change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

      THERE WERE NO CHANGES IN THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING THAT OCCURRED DURING THE REGISTRANT'S MOST RECENT FISCAL QUARTER THAT HAVE MATERIALLY AFFECTED, OR ARE REASONABLY LIKELY TO MATERIALLY AFFECT, THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). CERTIFICATIONS PURSUANT TO RULE 30A-2(a) ARE ATTACHED HERETO.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) STI Classic Funds

By (Signature and Title)* /s/ Bryan Haft
                         --------------------------------------
                         Bryan Haft, Treasurer

Date November 1, 2004
    -----------------------------------------------------------

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Bryan Haft
                         --------------------------------------
                         Bryan Haft, Treasurer

Date November 1, 2004
    -----------------------------------------------------------

By (Signature and Title)* /s/ R. Jeffrey Young
                         --------------------------------------
                         R. Jeffrey Young, President

Date November 1, 2004
    -----------------------------------------------------------

* Print the name and title of each signing officer under his or her signature.